DoubleLine Total Return Bond Fund

Schedule of Investments

June 30, 2023 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 4.3%
3,596,243	AASET Ltd., Series 2018-1A-B	5.44	% (a)(b)	01/16/2038	1,513,993
12,879,155	AASET Ltd., Series 2020-1A-A	3.35	% (a)	01/16/2040	10,950,592
12,950,000	Aligned Data Centers Issuer LLC, Series 2021-1A-A2	1.94	% (a)	08/15/2046	11,339,906
11,550,000	Aligned Data Centers Issuer LLC, Series 2021-1A-B	2.48	% (a)	08/15/2046	9,918,656
1,556,938	Aqua Finance Trust, Series 2017-A-A	3.72	% (a)	11/15/2035	1,538,092
21,231,250	Bojangles Issuer LLC, Series 2020-1A-A2	3.83	% (a)	10/20/2050	19,223,413
2,678,867	Business Jet Securities LLC, Series 2020-1A-A	2.98	% (a)	11/15/2035	2,491,398
9,775,000	Cajun Global LLC, Series 2021-1-A2	3.93	% (a)	11/20/2051	8,359,076
13,348,075	CAL Funding Ltd., Series 2020-1A-A	2.22	% (a)	09/25/2045	11,641,921
15,000,000	CANON, Series 2021-0001	3.50	% (b)	11/05/2023	14,962,500
19,791,767	Carbon Level Mitigation Trust, Series 2021-3-CERT	2.00	% (a)(c)	09/08/2051	15,642,581
11,499,536	Castlelake Aircraft Structured Trust, Series 2017-1R-A	2.74	% (a)	08/15/2041	10,418,097
5,375,625	CLI Funding LLC, Series 2020-1A-A	2.08	% (a)	09/18/2045	4,662,538
32,359,724	CLMTE, Series 2022-3	0.23	% (a)	11/21/2052	23,562,345
12,027,300	Coinstar Funding LLC, Series 2017-1A-A2	5.22	% (a)	04/25/2047	10,277,792
2,386,113	Commonbond Student Loan Trust, Series 2016-A-A1	3.32	% (a)	05/25/2040	2,239,478
3,357,774	Credit Suisse ABS Trust, Series 2020-AT1-A	2.61	% (a)	10/15/2026	3,284,823
18,200,000	CyrusOne Data Centers Issuer I LLC, Series 2023-1A-A2	4.30	% (a)	04/20/2048	16,278,770
39,300,000	DataBank Issuer, Series 2021-1A-A2	2.06	% (a)	02/27/2051	34,492,128
31,000,000	DataBank Issuer, Series 2021-2A-A2	2.40	% (a)	10/25/2051	26,795,206
3,350,000	DataBank Issuer, Series 2021-2A-B	2.79	% (a)	10/25/2051	2,816,930
28,318,750	DB Master Finance LLC, Series 2021-1A-A23	2.79	% (a)	11/20/2051	22,508,094
6,000,000	Diamond Issuer, Series 2021-1A-B	2.70	% (a)	11/20/2051	4,921,900
17,327,431	Dividend Solar Loans LLC, Series 2019-1-A	3.67	% (a)	08/22/2039	15,068,228
29,156,016	ECAF Ltd., Series 2015-1A-A2	4.95	% (a)	06/15/2040	17,610,408
2,061,131	Falcon Aerospace Ltd., Series 2017-1-A	4.58	% (a)	02/15/2042	1,841,359
1,449,326	Foundation Finance Trust, Series 2019-1A-A	3.86	% (a)	11/15/2034	1,424,761
10,086,734	GAIA Aviation Ltd., Series 2019-1-A	3.97	% (a)(d)	12/15/2044	8,814,676
23,176,436	Global SC Finance SRL, Series 2020-1A-A	2.17	% (a)	10/17/2040	20,616,218
2,215,043	HERO Funding Trust, Series 2016-3A-A2	3.91	% (a)	09/20/2042	1,987,415
5,856,457	HERO Funding Trust, Series 2016-4A-A2	4.29	% (a)	09/20/2047	5,306,049
13,991,735	Horizon Aircraft Finance Ltd., Series 2019-1-A	3.72	% (a)	07/15/2039	11,930,752
37,145,000	Jack in the Box Funding LLC, Series 2019-1A-A23	4.97	% (a)	08/25/2049	33,428,691
5,508,375	Jersey Mike’s Funding, Series 2019-1A-A2	4.43	% (a)	02/15/2050	5,068,372
20,726,000	Jimmy Johns Funding LLC, Series 2017-1A-A2II	4.85	% (a)	07/30/2047	19,187,028
8,510,070	JOL Air Ltd., Series 2019-1-A	3.97	% (a)	04/15/2044	7,506,690
55,944,341	Labrador Aviation Finance Ltd., Series 2016-1A-A1	4.30	% (a)	01/15/2042	47,248,073
1,543,267	Loanpal Solar Loan Ltd., Series 2021-1GS-B	2.84	% (a)	01/20/2048	1,094,099
12,167,424	Lunar Aircraft Ltd., Series 2020-1A-A	3.38	% (a)	02/15/2045	10,522,583
1,103,439	Lunar Structured Aircraft Portfolio Notes, Series 2021-1-B	3.43	% (a)	10/15/2046	948,173
32,935,450	ME Funding LLC, Series 2019-1-A2	6.45	% (a)	07/30/2049	32,150,322
13,087,096	Mosaic Solar Loan Trust, Series 2017-2A-A	3.82	% (a)	06/22/2043	11,886,701
7,801,703	Mosaic Solar Loan Trust, Series 2018-1A-A	4.01	% (a)	06/22/2043	7,134,688
10,216,370	Mosaic Solar Loan Trust, Series 2018-2GS-A	4.20	% (a)	02/22/2044	9,262,396
1,688,480	Mosaic Solar Loan Trust, Series 2019-1A-A	4.37	% (a)	12/21/2043	1,553,461
23,000,000	Navient Private Education Loan Trust, Series 2017-A-B	3.91	% (a)	12/16/2058	21,667,598
11,000,000	Navient Private Education Loan Trust, Series 2018-BA-B	4.13	% (a)	12/15/2059	9,917,530
11,636,161	Navigator Aircraft Ltd., Series 2021-1-B	3.57	% (a)(d)	11/15/2046	9,590,943
14,455,000	Neighborly Issuer LLC, Series 2021-1A-A2	3.58	% (a)	04/30/2051	12,117,775
3,086,979	Oxford Finance Funding LLC, Series 2019-1A-A2	4.46	% (a)	02/15/2027	3,071,596
34,025,966	Pioneer Aircraft Finance Ltd., Series 2019-1-A	3.97	% (a)	06/15/2044	29,336,984
12,529,125	Primrose Funding LLC, Series 2019-1A-A2	4.48	% (a)	07/30/2049	11,605,647
28,971,490	Project Silver, Series 2019-1-A	3.97	% (a)	07/15/2044	24,710,422
27,308,917	Purewest Funding LLC, Series 2021-1-A1	4.09	% (a)	12/22/2036	25,797,420
13,870,548	Raptor Aircraft Finance LLC, Series 2019-1-A	4.21	% (a)	08/23/2044	10,926,344
36,711,307	Regional Ltd., Series 2021-1A-A	5.75%		04/15/2041	32,759,151
7,256,536	Renew, Series 2017-2A-A	3.22	% (a)	09/22/2053	6,141,738
33,196,752	Research-Driven Pagaya Motor Asset Trust, Series 2021-2A-A	2.65	% (a)	03/25/2030	29,314,583
35,647,272	Sapphire Aviation Finance Ltd., Series 2020-1A-A	3.23	% (a)	03/15/2040	29,991,939
9,351,338	Sapphire Aviation Finance Ltd., Series 2020-1A-B	4.34	% (a)(b)	03/15/2040	4,948,710
17,705,625	SEB Funding LLC, Series 2021-1A-A2	4.97	% (a)	01/30/2052	15,604,249
3,964,077	ServiceMaster Funding LLC, Series 2020-1-A2II	3.34	% (a)	01/30/2051	3,129,837
19,751,313	Shenton Aircraft Investment Ltd., Series 2015-1A-A	4.75	% (a)	10/15/2042	16,783,106
2,243,851	Sierra Timeshare Receivables Funding LLC, Series 2021-2A-C	1.95	% (a)	09/20/2038	2,026,881
2,692,621	Sierra Timeshare Receivables Funding LLC, Series 2021-2A-D	3.23	% (a)	09/20/2038	2,414,618
5,051,985	SLM Private Credit Student Loan Trust, Series 2006-A-A5 (3 Month LIBOR USD + 0.29%)	5.84%		06/15/2039	4,792,036
3,884,714	SLM Private Credit Student Loan Trust, Series 2006-B-A5 (3 Month LIBOR USD + 0.27%)	5.82%		12/15/2039	3,643,351
40,766,762	SoFi Alternative Consumer Loan Program, Series 2021-2-A	1.25	% (a)	08/15/2030	38,844,935
500,000	SoFi Alternative Consumer Loan Program, Series 2021-2-R1	0.00	% (a)(b)(e)	08/15/2030	8,230,991
10,731,131	SoFi Alternative Trust, Series 2021-1-PT2	9.72	% (a)(c)	05/25/2030	10,503,009
45,318,180	SoFi Alternative Trust, Series 2021-3-A	1.50	% (a)	11/15/2030	43,066,274
950,000	SoFi Alternative Trust, Series 2021-3-R1	0.00	% (a)(b)(e)	11/15/2030	19,849,417
19,715,438	SoFi Professional Loan Program LLC, Series 2017-E-B	3.49	% (a)	11/26/2040	18,645,745
13,000,000	SoFi Professional Loan Program LLC, Series 2017-E-C	4.16	% (a)	11/26/2040	11,560,156
22,800,000	SoFi Professional Loan Program LLC, Series 2018-A-B	3.61	% (a)	02/25/2042	20,443,239
18,000,000	SoFi Professional Loan Program Trust, Series 2018-B-BFX	3.83	% (a)	08/25/2047	16,155,342
20,826,694	Sprite Ltd., Series 2021-1-A	3.75	% (a)	11/15/2046	18,730,321
5,750,000	Stack Infrastructure Issuer LLC, Series 2020-1A-A2	1.89	% (a)	08/25/2045	5,186,165
15,478,469	START Ltd., Series 2018-1-A	4.09	% (a)	05/15/2043	13,535,890
3,697,154	Stonepeak, Series 2021-1A-A	2.68	% (a)	02/28/2033	3,352,250
7,065,115	Stonepeak, Series 2021-1A-B	3.82	% (a)	02/28/2033	6,048,862
37,093,314	Sunbird Engine Finance LLC, Series 2020-1A-A	3.67	% (a)	02/15/2045	32,855,143
12,611,460	Sunnova Helios Issuer LLC, Series 2018-1A-A	4.87	% (a)	07/20/2048	11,586,735
11,996,634	Sunnova Helios Issuer LLC, Series 2019-AA-A	3.75	% (a)	06/20/2046	10,644,781
12,731,655	Sunnova Helios Issuer LLC, Series 2021-C-B	2.33	% (a)	10/20/2048	10,147,655
29,258,689	Sunnova Helios Sol Issuer LLC, Series 2020-2A-A	2.73	% (a)	11/01/2055	23,114,347
7,436,750	Taco Bell Funding LLC, Series 2021-1A-A23	2.54	% (a)	08/25/2051	5,804,276
5,220,500	Taco Bell Funding LLC, Series 2021-1A-A2I	1.95	% (a)	08/25/2051	4,503,223
14,225,000	TAL Advantage LLC, Series 2020-1A-A	2.05	% (a)	09/20/2045	12,483,735
3,022,813	TAL Advantage LLC, Series 2020-1A-B	3.29	% (a)	09/20/2045	2,657,050
8,922,274	Textainer Marine Containers Ltd., Series 2020-1A-A	2.73	% (a)	08/21/2045	8,110,747
7,901,661	Textainer Marine Containers Ltd., Series 2020-2A-A	2.10	% (a)	09/20/2045	6,939,811
2,604,004	Textainer Marine Containers Ltd., Series 2020-2A-B	3.34	% (a)	09/20/2045	2,285,133
6,826,667	Textainer Marine Containers Ltd., Series 2021-3A-A	1.94	% (a)	08/20/2046	5,634,417
2,940,128	Upgrade Master Credit Pass-Thru Trust, Series 2021-PT1-A	25.86	% (a)(c)	08/15/2027	2,376,779
5,588,195	Upgrade Master Pass-Thru Trust, Series 2021-PT1-A	15.26	% (a)(c)	04/15/2027	5,157,228
4,943,730	Upgrade Master Pass-Thru Trust, Series 2021-PT3-A	13.58	% (a)(c)	07/15/2027	4,837,845
3,041,592	Upgrade Master Pass-Thru Trust, Series 2021-PT4-A	10.93	% (a)(c)	08/15/2027	2,967,480
8,440,945	Upgrade Master Pass-Thru Trust, Series 2021-PT5-A	17.39	% (a)(c)	10/15/2027	7,592,917
5,517,413	Upstart Pass-Through Trust, Series 2020-ST5-A	3.00	% (a)	12/20/2026	5,313,659
4,643,287	Upstart Pass-Through Trust, Series 2021-ST1-A	2.75	% (a)	02/20/2027	4,451,712
2,363,050	Upstart Securitization Trust, Series 2020-2-A	2.31	% (a)	11/20/2030	2,299,692
1,940,241	Upstart Securitization Trust, Series 2021-3-A	0.83	% (a)	07/20/2031	1,921,251
10,000,000	Upstart Securitization Trust, Series 2021-3-B	1.66	% (a)	07/20/2031	9,624,563
7,500,000	Upstart Securitization Trust, Series 2021-3-C	3.28	% (a)	07/20/2031	6,669,887
32,425,000	Vantage Data Centers LLC, Series 2020-2A-A2	1.99	% (a)	09/15/2045	27,344,041
54,400,000	Vault DI Issuer LLC, Series 2021-1A-A2	2.80	% (a)	07/15/2046	46,082,887
16,815,592	Vivint Solar Financing LLC, Series 2018-1A-A	4.73	% (a)	04/30/2048	14,960,699
16,326,532	VR Funding LLC, Series 2020-1A-A	2.79	% (a)	11/15/2050	14,205,841
8,619,301	Waterfall Commercial Mortgage Trust, Series 2015-SBC5-A	4.10	% (a)(c)	01/14/2026	8,168,768
19,005,000	Wendy’s Funding LLC, Series 2019-1A-A2II	4.08	% (a)	06/15/2049	17,053,392
43,765,591	Willis Engine Structured Trust, Series 2020-A-A	3.23	% (a)	03/15/2045	36,883,233
10,342,500	Wingstop Funding LLC, Series 2020-1A-A2	2.84	% (a)	12/05/2050	8,967,991
9,255,687	Zephyrus Capital Aviation Partners Ltd., Series 2018-1-A	4.61	% (a)	10/15/2038	7,914,982

Total Asset Backed Obligations (Cost $1,652,679,989)					1,457,438,326

Collateralized Loan Obligations - 3.2%
2,000,000	Anchorage Capital Ltd., Series 2014-3RA-B (3 Month LIBOR USD + 1.50%)	6.77	% (a)	01/28/2031	1,971,469
20,000,000	Anchorage Capital Ltd., Series 2018-10A-A1A (3 Month LIBOR USD + 1.20%, 1.20% Floor)	6.46	% (a)	10/15/2031	19,891,818
3,000,000	Apidos, Series 2013-12A-CR (3 Month LIBOR USD + 1.80%)	7.06	% (a)	04/15/2031	2,921,184
5,000,000	BlueMountain Ltd., Series 2018-2A-B (3 Month LIBOR USD + 1.70%, 1.70% Floor)	7.02	% (a)	08/15/2031	4,894,096
16,500,000	Capital Four Ltd., Series 2021-1A-A (3 Month LIBOR USD + 1.21%, 1.21% Floor)	6.47	% (a)	01/18/2035	16,276,783
18,500,000	Carlyle Global Market Strategies Ltd., Series 2022-2A-A2 (Secured Overnight Financing Rate 3 Month + 2.00%, 2.00% Floor)	7.05	% (a)	04/20/2035	17,990,680
10,000,000	Cathedral Lake Ltd., Series 2021-8A-A1 (3 Month LIBOR USD + 1.22%, 1.22% Floor)	6.47	% (a)	01/20/2035	9,800,810
11,500,000	CIFC Funding Ltd., Series 2022-3A-B (Secured Overnight Financing Rate 3 Month + 2.00%, 2.00% Floor)	7.06	% (a)	04/21/2035	11,352,057
3,500,000	Dryden Ltd., Series 2017-53A-B (3 Month LIBOR USD + 1.40%)	6.66	% (a)	01/15/2031	3,461,886
25,500,000	Elevation Ltd., Series 2018-9A-A1 (Secured Overnight Financing Rate 3 Month + 1.38%, 1.38% Floor)	6.37	% (a)	07/15/2031	25,235,998
13,000,000	Franklin Park Place LLC, Series 2022-1A-A (Secured Overnight Financing Rate 3 Month + 1.40%, 1.40% Floor)	6.39	% (a)	04/14/2035	12,803,807
58,370,000	Greywolf Ltd., Series 2018-1A-A1 (Secured Overnight Financing Rate 3 Month + 1.29%)	6.36	% (a)	04/26/2031	57,628,117
2,070,772	Halcyon Loan Advisors Funding Ltd., Series 2014-2A-D (3 Month LIBOR USD + 5.00%)	10.27	% (a)(b)	04/28/2025	485,088
13,000,000	Halsey Point Ltd., Series 2019-1A-B1 (3 Month LIBOR USD + 2.20%, 2.20% Floor)	7.45	% (a)	01/20/2033	12,544,974
28,766,101	Harbourview LLC, Series 7RA-A1 (3 Month LIBOR USD + 1.13%, 1.13% Floor)	6.39	% (a)	07/18/2031	28,514,913
6,000,000	Jamestown Ltd., Series 2018-11A-A2 (3 Month LIBOR USD + 1.70%)	6.95	% (a)	07/14/2031	5,813,212
52,132,391	Jamestown Ltd., Series 2018-6RA-A1 (3 Month LIBOR USD + 1.15%, 1.15% Floor)	6.41	% (a)	04/25/2030	51,816,688
5,000,000	Jamestown Ltd., Series 2018-6RA-A2A (3 Month LIBOR USD + 1.78%, 1.78% Floor)	7.04	% (a)	04/25/2030	4,934,176
4,500,000	Jamestown Ltd., Series 2019-1A-A2 (3 Month LIBOR USD + 2.15%, 2.15% Floor)	7.40	% (a)	04/20/2032	4,437,048
15,000,000	LCM LP, Series 17A-A2RR (3 Month LIBOR USD + 1.15%, 1.15% Floor)	6.41	% (a)	10/15/2031	14,767,828
12,500,000	Marble Point Ltd., Series 2020-2A-A1R (3 Month LIBOR USD + 1.21%, 1.21% Floor)	6.47	% (a)	10/15/2034	12,261,775
55,000,000	Marble Point Ltd., Series 2021-2A-A (3 Month LIBOR USD + 1.20%, 1.20% Floor)	6.46	% (a)	07/25/2034	53,666,250
50,000,000	Marble Point Ltd., Series 2021-4A-A1 (3 Month LIBOR USD + 1.21%, 1.21% Floor)	6.48	% (a)	01/22/2035	48,910,320
54,500,000	MidOcean Credit, Series 2018-9A-A1 (3 Month LIBOR USD + 1.15%, 1.15% Floor)	6.40	% (a)	07/20/2031	54,036,739
62,434,801	MKS Ltd., Series 2017-1A-AR (3 Month LIBOR USD + 1.00%, 1.00% Floor)	6.25	% (a)	07/20/2030	61,999,817
57,441,737	MKS Ltd., Series 2017-2A-A (3 Month LIBOR USD + 1.19%, 1.19% Floor)	6.44	% (a)	01/20/2031	57,062,862
35,427,470	MP Ltd., Series 2013-1A-AR (3 Month LIBOR USD + 1.25%)	6.50	% (a)	10/20/2030	35,165,296
30,000,000	Nassau Ltd., Series 2018-IA-A (3 Month LIBOR USD + 1.15%)	6.41	% (a)	07/15/2031	29,617,983
25,860,959	Northwoods Capital Ltd., Series 2018-11BA-A1 (3 Month LIBOR USD + 1.10%, 1.10% Floor)	6.37	% (a)	04/19/2031	25,642,411
75,000,000	OFSI Fund Ltd., Series 2018-1A-A (3 Month LIBOR USD + 1.15%, 1.15% Floor)	6.41	% (a)	07/15/2031	73,896,045
8,000,000	Prudential PLC, Series 2018-1A-A (3 Month LIBOR USD + 1.15%)	6.41	% (a)	07/15/2031	7,917,230
2,500,000	Regatta Funding Ltd., Series 2018-1A-B (3 Month LIBOR USD + 1.65%)	6.91	% (a)	07/17/2031	2,485,703
25,000,000	Sound Point Ltd., Series 2013-3RA-A (3 Month LIBOR USD + 1.15%, 1.15% Floor)	6.41	% (a)	04/18/2031	24,715,753
18,000,000	Sound Point Ltd., Series 2018-2A-C (3 Month LIBOR USD + 1.95%)	7.22	% (a)	07/26/2031	16,794,835
28,000,000	Sound Point Ltd., Series 2018-3A-A1A (3 Month LIBOR USD + 1.18%, 1.18% Floor)	6.45	% (a)	10/26/2031	27,716,352
25,250,000	Sound Point Ltd., Series 2020-2A-AR (3 Month LIBOR USD + 1.18%, 1.18% Floor)	6.44	% (a)	10/25/2034	24,790,614
13,226,870	Steele Creek Ltd., Series 2014-1RA-A (3 Month LIBOR USD + 1.07%, 1.07% Floor)	6.33	% (a)	04/21/2031	13,120,442
34,000,000	Steele Creek Ltd., Series 2016-1A-AR (3 Month LIBOR USD + 1.12%, 1.12% Floor)	6.67	% (a)	06/15/2031	33,614,566
10,000,000	Steele Creek Ltd., Series 2019-1A-BR (3 Month LIBOR USD + 1.80%, 1.80% Floor)	7.06	% (a)	04/15/2032	9,611,904
4,000,000	THL Credit Wind River Ltd., Series 2013-2A-CR (3 Month LIBOR USD + 2.00%)	7.26	% (a)	10/18/2030	3,842,632
18,284,600	THL Credit Wind River Ltd., Series 2014-2A-AR (3 Month LIBOR USD + 1.14%, 1.14% Floor)	6.40	% (a)	01/15/2031	18,109,189
20,000,000	Trimaran CAVU LLC, Series 2021-3A-A (3 Month LIBOR USD + 1.21%, 1.21% Floor)	6.47	% (a)	01/18/2035	19,692,976
15,000,000	Unity-Peace Park Ltd., Series 2022-1A-B (Secured Overnight Financing Rate 3 Month + 2.00%, 2.00% Floor)	7.05	% (a)	04/20/2035	14,877,011
60,500,000	Vibrant Ltd., Series 2018-10A-A1 (Secured Overnight Financing Rate 3 Month + 1.46%, 1.20% Floor)	6.51	% (a)	10/20/2031	59,985,460
40,500,000	Wellfleet Ltd., Series 2018-2A-A1 (3 Month LIBOR USD + 1.20%, 1.20% Floor)	6.45	% (a)	10/20/2031	40,088,791

Total Collateralized Loan Obligations (Cost $1,090,279,357)					1,077,165,588

Non-Agency Commercial Mortgage Backed Obligations - 7.2%
7,949,000	20 Times Square Trust, Series 2018-20TS-F	3.20	% (a)(c)	05/15/2035	5,282,111
5,856,000	20 Times Square Trust, Series 2018-20TS-G	3.20	% (a)(c)	05/15/2035	3,657,072
2,010,000	ACRE Commercial Mortgage Ltd., Series 2021-FL4-B (Secured Overnight Financing Rate 1 Month + 1.51%, 1.40% Floor)	6.61	% (a)	12/18/2037	1,887,547
11,551,000	Alen Mortgage Trust, Series 2021-ACEN-E (1 Month LIBOR USD + 4.00%, 4.00% Floor)	9.19	% (a)	04/15/2034	7,024,638
21,947,000	Arbor Multifamily Mortgage Securities Trust, Series 2021-MF3-XB	0.60	% (a)(c)(f)	10/15/2054	731,011
6,300,000	Arbor Realty Ltd., Series 2021-FL1-B (1 Month LIBOR USD + 1.50%, 1.50% Floor)	6.72	% (a)	12/15/2035	6,084,823
10,001,000	Atrium Hotel Portfolio Trust, Series 2018-ATRM-A (1 Month LIBOR USD + 0.95%, 0.95% Floor)	6.39	% (a)	06/15/2035	9,785,113
35,435,000	BAMLL Commercial Mortgage Securities Trust, Series 2020-BOC-D	3.29	% (a)(c)	01/15/2032	26,274,050
7,505,000	BAMLL Commercial Mortgage Securities Trust, Series 2020-BOC-E	3.29	% (a)(c)	01/15/2032	5,366,190
45,782,489	Bank of America Merrill Lynch Commercial Mortgage Trust, Series 2015-UBS7-XA	0.89	% (c)(f)	09/15/2048	602,090
2,121,000	Bank of America Merrill Lynch Commercial Mortgage Trust, Series 2016-UB10-C	4.99	% (c)	07/15/2049	1,842,280
3,554,000	BANK, Series 2017-BNK4-C	4.37	% (c)	05/15/2050	2,922,531
32,255,600	BANK, Series 2017-BNK4-XA	1.50	% (c)(f)	05/15/2050	1,255,985
4,916,000	BANK, Series 2017-BNK5-B	3.90	% (c)	06/15/2060	4,296,782
1,960,000	BANK, Series 2017-BNK5-C	4.33	% (c)	06/15/2060	1,658,253
73,598,887	BANK, Series 2017-BNK5-XA	1.08	% (c)(f)	06/15/2060	2,078,756
144,532,260	BANK, Series 2018-BN10-XA	0.84	% (c)(f)	02/15/2061	3,732,285
90,941,253	BANK, Series 2019-BN16-XA	1.10	% (c)(f)	02/15/2052	3,525,701
43,097,000	BANK, Series 2019-BN19-AS	3.45%		08/15/2061	36,677,331
1,099,000	BANK, Series 2019-BN20-AS	3.24	% (c)	09/15/2062	926,068
5,000,000	BANK, Series 2019-BN21-C	3.52	% (c)	10/17/2052	3,327,323
62,007,000	BANK, Series 2020-BN30-XB	0.83	% (c)(f)	12/15/2053	2,637,263
112,743,000	BANK, Series 2021-BN35-XB	0.70	% (c)(f)	06/15/2064	4,442,198
174,766,240	Barclays Commercial Mortgage Trust, Series 2019-C4-XA	1.70	% (c)(f)	08/15/2052	11,707,730
73,442,464	Barclays Commercial Mortgage Trust, Series 2019-C5-XA	1.00	% (c)(f)	11/15/2052	2,614,816
954,929	BBCMS Mortgage Trust, Series 2018-BXH-A (1 Month LIBOR USD + 1.00%, 1.00% Floor)	6.19	% (a)	10/15/2037	932,917
45,454,000	BBCMS Mortgage Trust, Series 2018-CBM-A (1 Month LIBOR USD + 1.00%, 1.00% Floor)	6.19	% (a)	07/15/2037	44,496,621
15,385,000	BBCMS Mortgage Trust, Series 2018-CBM-E (1 Month LIBOR USD + 3.55%, 3.55% Floor)	8.74	% (a)	07/15/2037	14,551,515
5,775,000	BBCMS Mortgage Trust, Series 2018-TALL-F (1 Month LIBOR USD + 3.39%, 3.39% Floor)	8.58	% (a)	03/15/2037	3,053,658
11,799,000	BBCMS Mortgage Trust, Series 2020-C6-F5TB	3.81	% (a)(c)	02/15/2053	7,925,962
12,497,250	BBCMS Mortgage Trust, Series 2020-C6-F5TC	3.81	% (a)(c)	02/15/2053	8,076,213
93,573,291	BBCMS Mortgage Trust, Series 2020-C6-XA	1.16	% (c)(f)	02/15/2053	4,614,146
34,040,000	BBCMS Mortgage Trust, Series 2021-C11-XB	1.08	% (c)(f)	09/15/2054	2,223,432
136,072,642	BBCMS Mortgage Trust, Series 2021-C9-XA	1.74	% (c)(f)	02/15/2054	11,750,022
68,467,000	BBCMS Mortgage Trust, Series 2021-C9-XB	1.12	% (c)(f)	02/15/2054	4,123,316
36,238,256	Benchmark Mortgage Trust, Series 2018-B7-XA	0.57	% (c)(f)	05/15/2053	569,477
27,723,128	Benchmark Mortgage Trust, Series 2018-B8-XA	0.78	% (c)(f)	01/15/2052	685,055
77,906,765	Benchmark Mortgage Trust, Series 2019-B9-XA	1.19	% (c)(f)	03/15/2052	3,396,244
74,981,477	Benchmark Mortgage Trust, Series 2020-B16-XA	0.92	% (c)(f)	02/15/2053	3,399,563
75,243,922	Benchmark Mortgage Trust, Series 2020-B17-XA	1.54	% (c)(f)	03/15/2053	4,198,205
13,462,000	Benchmark Mortgage Trust, Series 2020-B18-AGND	3.74	% (a)	07/15/2053	11,954,011
2,432,000	Benchmark Mortgage Trust, Series 2020-B18-AGNE	3.76	% (a)	07/15/2053	2,126,572
91,048,317	Benchmark Mortgage Trust, Series 2020-B18-XA	1.91	% (c)(f)	07/15/2053	6,579,598
237,815,686	Benchmark Mortgage Trust, Series 2020-B19-XA	1.88	% (c)(f)	09/15/2053	17,210,269
70,799,733	Benchmark Mortgage Trust, Series 2020-B22-XA	1.63	% (c)(f)	01/15/2054	5,998,713
275,241,382	Benchmark Mortgage Trust, Series 2020-IG1-XA	0.61	% (c)(f)	09/15/2043	6,685,613
232,609,355	Benchmark Mortgage Trust, Series 2021-B24-XA	1.27	% (c)(f)	03/15/2054	13,638,770
121,303,417	Benchmark Mortgage Trust, Series 2021-B28-XA	1.39	% (c)(f)	08/15/2054	8,470,593
59,609,000	Benchmark Mortgage Trust, Series 2021-B28-XB	1.07	% (c)(f)	08/15/2054	3,763,384
66,420,000	Benchmark Mortgage Trust, Series 2021-B29-XB	0.81	% (c)(f)	09/15/2054	3,089,998
364,395,569	Benchmark Mortgage Trust, Series 2021-B30-XA	0.92	% (c)(f)	11/15/2054	18,448,218
30,009,000	BF Mortgage Trust, Series 2019-NYT-D (1 Month LIBOR USD + 2.00%, 2.00% Floor)	7.19	% (a)	12/15/2035	17,102,900
672,000	BFLD, Series 2019-DPLO-B (Secured Overnight Financing Rate 1 Month + 1.45%, 1.34% Floor)	6.60	% (a)	10/15/2034	663,702
14,537,000	BHMS Mortgage Trust, Series 2018-ATLS-A (1 Month LIBOR USD + 1.25%, 1.25% Floor)	6.44	% (a)	07/15/2035	14,190,614
598,840	Braemar Hotels & Resorts Trust, Series 2018-PRME-A (1 Month LIBOR USD + 0.82%, 0.82% Floor)	6.14	% (a)	06/15/2035	592,836
9,834,000	BSPRT Issuer Ltd., Series 2021-FL6-A (1 Month LIBOR USD + 1.10%, 1.10% Floor)	6.29	% (a)	03/15/2036	9,659,761
5,160,000	BX Trust, Series 2019-IMC-F (1 Month LIBOR USD + 2.90%, 2.90% Floor)	8.09	% (a)	04/15/2034	5,015,878
173,184,000	BX Trust, Series 2019-OC11-E	4.08	% (a)(c)	12/09/2041	139,554,213
326,679,000	BX Trust, Series 2019-OC11-XB	0.32	% (a)(c)(f)	12/09/2041	3,873,694
3,450,000	BX Trust, Series 2021-VIEW-F (1 Month LIBOR USD + 3.93%, 3.93% Floor)	9.12	% (a)	06/15/2036	3,055,361
56,748,000	BX Trust, Series 2021-VOLT-E (1 Month LIBOR USD + 2.00%, 2.00% Floor)	7.19	% (a)	09/15/2036	53,689,544
3,745,000	BX Trust, Series 2021-VOLT-F (1 Month LIBOR USD + 2.40%, 2.40% Floor)	7.59	% (a)	09/15/2036	3,502,556
4,653,036	BX Trust, Series 2021-XL2-E (1 Month LIBOR USD + 1.85%, 1.85% Floor)	7.04	% (a)	10/15/2038	4,462,082
63,606,627	California Housing Finance, Series 2021-2-X	0.84	% (c)	03/25/2035	3,271,289
71,032,504	CD Commercial Mortgage Trust, Series 2017-CD4-XA	1.38	% (c)(f)	05/10/2050	2,526,853
5,723,000	CD Commercial Mortgage Trust, Series 2017-CD6-B	3.91	% (c)	11/13/2050	4,677,497
5,175,000	CD Commercial Mortgage Trust, Series 2017-CD6-C	4.37	% (c)	11/13/2050	4,144,555
42,646,749	CD Commercial Mortgage Trust, Series 2017-CD6-XA	1.02	% (c)(f)	11/13/2050	1,059,307
7,155,000	CFCRE Commercial Mortgage Trust, Series 2016-C4-C	5.00	% (c)	05/10/2058	6,373,615
76,753,607	CFCRE Commercial Mortgage Trust, Series 2016-C4-XA	1.77	% (c)(f)	05/10/2058	2,559,902
5,000,000	CFCRE Commercial Mortgage Trust, Series 2016-C6-C	4.32	% (c)	11/10/2049	4,079,803
5,275,000	CHCP Ltd., Series 2021-FL1-B (Secured Overnight Financing Rate 1 Month + 1.76%, 1.65% Floor)	6.87	% (a)	02/15/2038	5,061,331
127,474,186	Citigroup Commercial Mortgage Trust, Series 2014-GC19-XA	1.26	% (c)(f)	03/11/2047	349,075
65,840,474	Citigroup Commercial Mortgage Trust, Series 2014-GC21-XA	1.28	% (c)(f)	05/10/2047	366,731
158,456,037	Citigroup Commercial Mortgage Trust, Series 2014-GC25-XA	1.09	% (c)(f)	10/10/2047	1,263,164
9,978,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27-C	4.57	% (c)	02/10/2048	9,074,880
3,685,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27-D	4.57	% (a)(c)	02/10/2048	2,973,235
164,164,348	Citigroup Commercial Mortgage Trust, Series 2015-GC27-XA	1.45	% (c)(f)	02/10/2048	2,368,104
14,310,000	Citigroup Commercial Mortgage Trust, Series 2015-GC33-C	4.73	% (c)	09/10/2058	11,266,380
155,755,881	Citigroup Commercial Mortgage Trust, Series 2015-GC33-XA	1.02	% (c)(f)	09/10/2058	2,321,027
95,628,675	Citigroup Commercial Mortgage Trust, Series 2016-C1-XA	1.99	% (c)(f)	05/10/2049	3,860,071
192,614,518	Citigroup Commercial Mortgage Trust, Series 2016-GC36-XA	1.37	% (c)(f)	02/10/2049	4,735,871
33,008,190	Citigroup Commercial Mortgage Trust, Series 2016-GC37-XA	1.82	% (c)(f)	04/10/2049	1,119,595
91,672,973	Citigroup Commercial Mortgage Trust, Series 2016-P3-XA	1.82	% (c)(f)	04/15/2049	2,738,171
52,349,456	Citigroup Commercial Mortgage Trust, Series 2016-P4-XA	2.05	% (c)(f)	07/10/2049	2,222,648
85,274,073	Citigroup Commercial Mortgage Trust, Series 2016-P5-XA	1.52	% (c)(f)	10/10/2049	2,876,994
222,822,727	Citigroup Commercial Mortgage Trust, Series 2017-B1-XA	0.87	% (c)(f)	08/15/2050	5,475,356
38,051,377	Citigroup Commercial Mortgage Trust, Series 2017-P7-XA	1.26	% (c)(f)	04/14/2050	1,213,614
3,625,000	Citigroup Commercial Mortgage Trust, Series 2020-420K-D	3.42	% (a)(c)	11/10/2042	2,659,877
7,800,000	Citigroup Commercial Mortgage Trust, Series 2020-420K-E	3.42	% (a)(c)	11/10/2042	5,315,740
23,804,000	Citigroup Commercial Mortgage Trust, Series 2020-555-E	3.62	% (a)(c)	12/10/2041	17,405,804
4,175,000	Citigroup Commercial Mortgage Trust, Series 2020-555-F	3.62	% (a)(c)	12/10/2041	2,966,375
2,853,000	Citigroup Commercial Mortgage Trust, Series 2020-GC46-B	3.15	% (c)	02/15/2053	2,128,923
1,296,057	CLNC Ltd., Series 2019-FL1-A (Secured Overnight Financing Rate 1 Month + 1.36%, 1.25% Floor)	6.46	% (a)	08/20/2035	1,285,896
32,731,000	CLNC Ltd., Series 2019-FL1-AS (Secured Overnight Financing Rate 1 Month + 1.66%, 1.55% Floor)	6.76	% (a)	08/20/2035	31,918,126
29,797,989	CLNC Ltd., Series 2019-FL1-B (Secured Overnight Financing Rate 1 Month + 2.01%, 1.90% Floor)	7.11	% (a)	08/20/2035	28,684,975
11,683,642	Commercial Mortgage Pass-Through Trust, Series 2012-CR3-XA	1.38	% (c)(f)	10/15/2045	356
104,859,706	Commercial Mortgage Pass-Through Trust, Series 2013-CR12-XA	1.20	% (c)(f)	10/10/2046	62,507
843,000	Commercial Mortgage Pass-Through Trust, Series 2013-CR13-C	5.03	% (c)	11/10/2046	764,895
4,345,000	Commercial Mortgage Pass-Through Trust, Series 2014-CR16-C	5.08	% (c)	04/10/2047	3,988,252
7,635,000	Commercial Mortgage Pass-Through Trust, Series 2014-CR19-C	4.85	% (c)	08/10/2047	7,001,836
25,400,000	Commercial Mortgage Pass-Through Trust, Series 2014-CR20-C	4.60	% (c)	11/10/2047	22,334,769
88,840,620	Commercial Mortgage Pass-Through Trust, Series 2014-UBS3-XA	1.21	% (c)(f)	06/10/2047	429,074
833,000	Commercial Mortgage Pass-Through Trust, Series 2015-3BP-F	3.35	% (a)(c)	02/10/2035	703,681
148,022,170	Commercial Mortgage Pass-Through Trust, Series 2015-CR22-XA	0.95	% (c)(f)	03/10/2048	1,525,028
5,360,000	Commercial Mortgage Pass-Through Trust, Series 2015-CR23-C	4.44	% (c)	05/10/2048	4,647,280
74,264,697	Commercial Mortgage Pass-Through Trust, Series 2015-CR26-XA	1.04	% (c)(f)	10/10/2048	1,127,011
17,822,000	Commercial Mortgage Pass-Through Trust, Series 2015-DC1-C	4.44	% (c)	02/10/2048	15,336,082
264,688,367	Commercial Mortgage Pass-Through Trust, Series 2015-DC1-XA	1.12	% (c)(f)	02/10/2048	2,819,566
1,403,000	Commercial Mortgage Pass-Through Trust, Series 2016-DC2-C	4.81	% (c)	02/10/2049	1,242,363
5,524,000	Commercial Mortgage Pass-Through Trust, Series 2017-PANW-E	4.13	% (a)(c)	10/10/2029	4,811,062
5,248,500	Commercial Mortgage Pass-Through Trust, Series 2018-COR3-C	4.71	% (c)	05/10/2051	4,220,828
18,570,000	Commercial Mortgage Pass-Through Trust, Series 2018-HCLV-A (1 Month LIBOR USD + 1.10%, 1.00% Floor)	6.29	% (a)	09/15/2033	17,037,646
16,681,499	Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4-E (1 Month LIBOR USD + 2.15%, 2.15% Floor)	7.34	% (a)	05/15/2036	16,343,068
4,606,000	CSAIL Commercial Mortgage Trust, Series 2015-C1-C	4.39	% (c)	04/15/2050	3,460,105
13,360,000	CSAIL Commercial Mortgage Trust, Series 2015-C2-AS	3.85	% (c)	06/15/2057	12,548,797
9,205,000	CSAIL Commercial Mortgage Trust, Series 2015-C3-B	4.25	% (c)	08/15/2048	7,884,973
2,299,000	CSAIL Commercial Mortgage Trust, Series 2015-C4-C	4.71	% (c)	11/15/2048	2,039,481
274,564,750	CSAIL Commercial Mortgage Trust, Series 2015-C4-XA	0.95	% (c)(f)	11/15/2048	3,960,926
9,425,000	CSAIL Commercial Mortgage Trust, Series 2016-C5-C	4.80	% (c)	11/15/2048	8,467,517
35,584,973	CSAIL Commercial Mortgage Trust, Series 2016-C6-XA	2.02	% (c)(f)	01/15/2049	1,390,483
11,020,000	CSAIL Commercial Mortgage Trust, Series 2016-C7-B	4.47	% (c)	11/15/2049	9,727,719
132,285,855	CSAIL Commercial Mortgage Trust, Series 2017-C8-XA	1.24	% (c)(f)	06/15/2050	4,376,717
4,399,000	CSAIL Commercial Mortgage Trust, Series 2017-CX10-B	3.89	% (c)	11/15/2050	3,747,134
3,356,000	CSAIL Commercial Mortgage Trust, Series 2017-CX10-C	4.31	% (c)	11/15/2050	2,656,068
77,553,808	CSAIL Commercial Mortgage Trust, Series 2017-CX10-XA	0.89	% (c)(f)	11/15/2050	1,810,742
1,677,000	CSAIL Commercial Mortgage Trust, Series 2018-C14-C	5.06	% (c)	11/15/2051	1,306,273
15,894,000	CSAIL Commercial Mortgage Trust, Series 2019-C16-B	3.88%		06/15/2052	13,185,988
26,049,509	CSAIL Commercial Mortgage Trust, Series 2019-C17-XA	1.49	% (c)(f)	09/15/2052	1,422,624
7,924,000	CSAIL Commercial Mortgage Trust, Series 2019-C18-B	3.59%		12/15/2052	6,436,416
245,292,973	CSAIL Commercial Mortgage Trust, Series 2019-C18-XA	1.18	% (c)(f)	12/15/2052	10,514,532
196,530,393	CSAIL Commercial Mortgage Trust, Series 2020-C19-XA	1.22	% (c)(f)	03/15/2053	10,496,531
81,465,000	CSAIL Commercial Mortgage Trust, Series 2020-C19-XB	0.15	% (c)(f)	03/15/2053	450,070
147,561,481	CSMC Trust, Series 2014-USA-X1	0.69	% (a)(c)(f)	09/15/2037	1,293,804
3,799,000	CSMC Trust, Series 2017-CALI-E	3.90	% (a)(c)	11/10/2032	1,019,177
6,050,000	CSMC Trust, Series 2017-CALI-F	3.90	% (a)(c)	11/10/2032	987,814
16,671,000	CSMC Trust, Series 2017-CHOP-E (1 Month LIBOR USD + 3.30%, 3.30% Floor)	8.49	% (a)	07/15/2032	15,197,602
4,847,000	CSMC Trust, Series 2017-TIME-A	3.65	% (a)	11/13/2039	4,102,376
32,384,445	CSMC Trust, Series 2020-NET-A	2.26	% (a)	08/15/2037	29,011,601
3,894,000	CSMC Trust, Series 2020-NET-B	2.82	% (a)	08/15/2037	3,455,832
142,322,564	CSMC Trust, Series 2020-NET-X	1.38	% (a)(c)(f)	08/15/2037	3,089,737
1,961,542	CSWF Trust, Series 2018-TOP-G (1 Month LIBOR USD + 3.25%, 3.25% Floor)	8.44	% (a)	08/15/2035	1,875,228
5,903,500	CSWF Trust, Series 2021-B33-A1	3.05	% (a)	10/10/2043	4,905,661
23,397,500	CSWF Trust, Series 2021-B33-A2	3.17	% (a)	10/10/2043	17,358,402
4,887,333	CSWF Trust, Series 2021-B33-B	3.77	% (a)(c)	10/10/2043	3,462,018
109,000,000	CSWF Trust, Series 2021-B33-X	0.62	% (a)(c)(f)	10/10/2043	3,358,998
7,447,000	DBGS Mortgage Trust, Series 2018-5BP-D (1 Month LIBOR USD + 1.50%, 1.35% Floor)	6.74	% (a)	06/15/2033	6,447,300
5,161,000	DBJPM Mortgage Trust, Series 2016-C1-B	4.20	% (c)	05/10/2049	4,474,547
104,016,467	DBJPM Mortgage Trust, Series 2016-C1-XA	1.52	% (c)(f)	05/10/2049	2,897,618
59,670,944	DBJPM Mortgage Trust, Series 2020-C9-XA	1.82	% (c)(f)	09/15/2053	3,787,225
5,750,000	DOLP Trust, Series 2021-NYC-E	3.70	% (a)(c)	05/10/2041	3,547,171
11,475,000	DOLP Trust, Series 2021-NYC-F	3.70	% (a)(c)	05/10/2041	5,655,309
6,520,000	Fontainebleau Miami Beach Trust, Series 2019-FBLU-G	4.09	% (a)(c)	12/10/2036	5,982,058
1,255,078	FS Rialto, Series 2019-FL1-A (1 Month LIBOR USD + 1.20%, 1.20% Floor)	6.36	% (a)	12/16/2036	1,252,337
38,881,000	Great Wolf Trust, Series 2019-WOLF-E (Secured Overnight Financing Rate 1 Month + 2.85%, 2.73% Floor)	7.99	% (a)	12/15/2036	37,790,411
35,048,000	Great Wolf Trust, Series 2019-WOLF-F (Secured Overnight Financing Rate 1 Month + 3.25%, 3.13% Floor)	8.39	% (a)	12/15/2036	33,554,794
25,725,000	Greystone Commercial Real Estate Notes, Series 2019-FL2-B (1 Month LIBOR USD + 1.60%, 1.60% Floor)	6.79	% (a)	09/15/2037	25,069,759
14,873,000	Greystone Commercial Real Estate Notes, Series 2019-FL2-C (1 Month LIBOR USD + 2.00%, 2.00% Floor)	7.19	% (a)	09/15/2037	14,529,374
6,083,000	Greystone Commercial Real Estate Notes, Series 2021-FL3-B (Secured Overnight Financing Rate 1 Month + 1.76%, 1.65% Floor)	6.91	% (a)	07/15/2039	5,817,057
3,443,000	GS Mortgage Securities Corporation Trust, Series 2018-GS10-WLSA	5.07	% (a)(c)	03/10/2033	3,215,084
6,834,000	GS Mortgage Securities Corporation Trust, Series 2018-GS10-WLSB	5.07	% (a)(c)	03/10/2033	6,001,037
9,287,000	GS Mortgage Securities Corporation Trust, Series 2018-GS10-WLSC	5.07	% (a)(c)	03/10/2033	7,892,151
8,990,000	GS Mortgage Securities Corporation Trust, Series 2018-GS10-WLSD	5.07	% (a)(c)	03/10/2033	7,411,011
11,236,750	GS Mortgage Securities Corporation Trust, Series 2018-GS10-WLSE	5.07	% (a)(c)	03/10/2033	9,031,394
16,399,000	GS Mortgage Securities Corporation Trust, Series 2018-LUAU-A (1 Month LIBOR USD + 1.00%, 1.00% Floor)	6.19	% (a)	11/15/2032	16,187,963
15,571,000	GS Mortgage Securities Corporation Trust, Series 2018-TWR-A (1 Month LIBOR USD + 1.15%, 0.90% Floor)	6.34	% (a)	07/15/2031	13,718,985
3,897,000	GS Mortgage Securities Corporation Trust, Series 2018-TWR-D (1 Month LIBOR USD + 1.85%, 1.60% Floor)	7.04	% (a)	07/15/2031	2,707,608
11,950,000	GS Mortgage Securities Corporation Trust, Series 2018-TWR-E (1 Month LIBOR USD + 2.35%, 2.10% Floor)	7.54	% (a)	07/15/2031	7,824,958
11,242,000	GS Mortgage Securities Corporation Trust, Series 2018-TWR-F (1 Month LIBOR USD + 3.05%, 2.80% Floor)	8.24	% (a)	07/15/2031	6,911,837
4,648,000	GS Mortgage Securities Corporation Trust, Series 2018-TWR-G (1 Month LIBOR USD + 4.17%, 3.93% Floor)	9.37	% (a)	07/15/2031	2,602,141
7,561,000	GS Mortgage Securities Corporation Trust, Series 2020-UPTN-D	3.35	% (a)(c)	02/10/2037	6,540,728
6,760,500	GS Mortgage Securities Corporation Trust, Series 2020-UPTN-F	3.35	% (a)(c)	02/10/2037	5,721,638
56,900,000	GS Mortgage Securities Corporation Trust, Series 2021-1HTL-A (1 Month LIBOR USD + 3.48%, 3.48% Floor)	8.66	% (a)	10/15/2023	56,166,331
3,280,000	GS Mortgage Securities Corporation Trust, Series 2021-ARDN-E (1 Month LIBOR USD + 3.35%, 3.35% Floor)	8.54	% (a)	11/15/2036	3,107,732
16,787,000	GS Mortgage Securities Corporation Trust, Series 2021-ARDN-G (1 Month LIBOR USD + 5.00%, 5.00% Floor)	10.19	% (a)	11/15/2036	15,566,931
593,272	GS Mortgage Securities Trust, Series 2011-GC3-X	0.00	% (a)(c)(f)	03/10/2044	6
4,000,000	GS Mortgage Securities Trust, Series 2015-GC28-C	4.45	% (c)	02/10/2048	3,667,393
195,436,956	GS Mortgage Securities Trust, Series 2015-GC28-XA	1.11	% (c)(f)	02/10/2048	2,085,840
196,342,811	GS Mortgage Securities Trust, Series 2015-GC32-XA	0.85	% (c)(f)	07/10/2048	2,264,579
147,049,411	GS Mortgage Securities Trust, Series 2015-GC34-XA	1.36	% (c)(f)	10/10/2048	3,176,914
64,134,190	GS Mortgage Securities Trust, Series 2015-GS1-XA	0.90	% (c)(f)	11/10/2048	952,072
39,897,225	GS Mortgage Securities Trust, Series 2016-GS2-XA	1.88	% (c)(f)	05/10/2049	1,472,587
257,876,870	GS Mortgage Securities Trust, Series 2016-GS3-XA	1.32	% (c)(f)	10/10/2049	7,567,294
48,060,123	GS Mortgage Securities Trust, Series 2016-GS4-XA	0.69	% (c)(f)	11/10/2049	730,110
180,564,416	GS Mortgage Securities Trust, Series 2017-GS7-XA	1.23	% (c)(f)	08/10/2050	6,082,619
98,700,000	GS Mortgage Securities Trust, Series 2017-GS7-XB	0.48	% (c)(f)	08/10/2050	1,247,558
194,676,215	GS Mortgage Securities Trust, Series 2018-GS9-XA	0.56	% (c)(f)	03/10/2051	3,164,170
60,316,548	GS Mortgage Securities Trust, Series 2019-GC38-XA	1.11	% (c)(f)	02/10/2052	2,428,411
16,536,416	GS Mortgage Securities Trust, Series 2019-GC39-XA	1.28	% (c)(f)	05/10/2052	712,604
180,300,903	GS Mortgage Securities Trust, Series 2020-GC45-XA	0.78	% (c)(f)	02/13/2053	5,497,663
55,710,216	GS Mortgage Securities Trust, Series 2020-GSA2-XA	1.84	% (a)(c)(f)	12/12/2053	4,892,761
5,692,000	Hilton USA Trust, Series 2016-SFP-A	2.83	% (a)	11/05/2035	5,288,050
5,937,999	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18-X	1.06	% (c)(f)	06/12/2047	128
731,349	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB20-X1	0.00	% (a)(c)(f)	02/12/2051	1
9,535,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C20-B	4.40	% (c)	07/15/2047	8,488,590
51,081,073	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-JP1-XA	1.05	% (c)(f)	01/15/2049	908,737
9,343,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-MINN-E (1 Month LIBOR USD + 2.75%, 3.50% Floor)	7.94	% (a)	11/15/2035	8,193,500
5,831,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT-EFX	5.54	% (a)(c)	07/05/2033	4,844,828
6,097,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT-FFX	5.54	% (a)(c)	07/05/2033	4,921,079
7,366,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-ACE-C	3.82	% (a)(c)	01/10/2037	6,242,854
40,424,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-NNN-EFX	3.97	% (a)	01/16/2037	33,302,443
1,900,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2021-MHC-E (Secured Overnight Financing Rate 1 Month + 2.56%, 2.45% Floor)	7.71	% (a)	04/15/2038	1,828,904
59,150,619	JPMBB Commercial Mortgage Securities Trust, Series 2014-C18-XA	0.82	% (c)(f)	02/15/2047	78,724
4,787,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C21-C	4.80	% (c)	08/15/2047	4,158,096
153,458,798	JPMBB Commercial Mortgage Securities Trust, Series 2014-C25-XA	0.95	% (c)(f)	11/15/2047	1,219,307
157,541,630	JPMBB Commercial Mortgage Securities Trust, Series 2014-C26-XA	1.07	% (c)(f)	01/15/2048	1,422,569
13,992,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-C	4.44	% (c)	02/15/2048	11,682,161
10,425,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-D	3.94	% (a)(c)	02/15/2048	6,129,416
10,663,088	JPMBB Commercial Mortgage Securities Trust, Series 2015-C28-C	4.27	% (c)	10/15/2048	9,295,714
29,284,085	JPMBB Commercial Mortgage Securities Trust, Series 2015-C28-XA	1.06	% (c)(f)	10/15/2048	321,211
28,500,672	JPMBB Commercial Mortgage Securities Trust, Series 2015-C29-XA	0.69	% (c)(f)	05/15/2048	234,364
121,947,652	JPMBB Commercial Mortgage Securities Trust, Series 2015-C30-XA	0.57	% (c)(f)	07/15/2048	888,011
23,865,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32-C	4.81	% (c)	11/15/2048	16,512,072
54,997,819	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32-XA	1.26	% (c)(f)	11/15/2048	773,379
7,394,000	JPMBB Commercial Mortgage Securities Trust, Series 2016-C1-C	4.86	% (c)	03/17/2049	6,584,293
17,179,463	JPMBB Commercial Mortgage Securities Trust, Series 2016-C1-XA	1.32	% (c)(f)	03/17/2049	405,753
1,725,000	JPMCC Commercial Mortgage Securities Trust, Series 2017-JP5-C	3.90	% (c)	03/15/2050	1,297,476
89,291,003	JPMCC Commercial Mortgage Securities Trust, Series 2019-COR5-XA	1.63	% (c)(f)	06/13/2052	5,116,428
105,025,104	JPMDB Commercial Mortgage Securities Trust, Series 2016-C2-XA	1.63	% (c)(f)	06/15/2049	3,272,960
139,913,885	JPMDB Commercial Mortgage Securities Trust, Series 2017-C5-XA	1.04	% (c)(f)	03/15/2050	3,271,215
181,036,761	JPMDB Commercial Mortgage Securities Trust, Series 2017-C7-XA	0.97	% (c)(f)	10/15/2050	4,874,198
1,844,000	JPMDB Commercial Mortgage Securities Trust, Series 2018-C8-C	4.97	% (c)	06/15/2051	1,483,428
13,604,000	JPMDB Commercial Mortgage Securities Trust, Series 2019-COR6-AS	3.41	% (c)	11/13/2052	11,313,601
1,435,000	JPMDB Commercial Mortgage Securities Trust, Series 2020-COR7-B	3.29	% (c)	05/13/2053	1,123,453
278,869,930	JPMDB Commercial Mortgage Securities Trust, Series 2020-COR7-XA	1.77	% (c)(f)	05/13/2053	18,278,279
7,875,000	KKR Industrial Portfolio Trust, Series 2021-KDIP-F (Secured Overnight Financing Rate 1 Month + 2.16%, 2.05% Floor)	7.31	% (a)	12/15/2037	7,535,600
13,713,000	LCCM Trust, Series 2021-FL3-A (Secured Overnight Financing Rate 1 Month + 1.56%, 1.56% Floor)	6.71	% (a)	11/15/2038	13,512,982
6,619,398	LMREC, Inc., Series 2019-CRE3-A (1 Month LIBOR USD + 1.40%, 1.40% Floor)	6.55	% (a)	12/22/2035	6,579,833
25,821,429	LoanCore Issuer Ltd., Series 2019-CRE2-AS (1 Month LIBOR USD + 1.50%, 1.50% Floor)	6.69	% (a)	05/15/2036	25,361,989
12,625,000	LoanCore Issuer Ltd., Series 2019-CRE2-B (1 Month LIBOR USD + 1.70%, 1.70% Floor)	6.89	% (a)	05/15/2036	12,329,853
1,360,000	LSTAR Commercial Mortgage Trust, Series 2015-3-D	3.31	% (a)(c)	04/20/2048	1,212,278
16,192,943	LSTAR Commercial Mortgage Trust, Series 2017-5-X	0.95	% (a)(c)(f)	03/10/2050	282,622
25,000,000	M360 Ltd., Series 2021-CRE3-A (1 Month LIBOR USD + 1.50%, 1.50% Floor)	6.65	% (a)	11/22/2038	24,652,550
7,162,000	M360 Ltd., Series 2021-CRE3-B (1 Month LIBOR USD + 2.25%, 2.25% Floor)	7.40	% (a)	11/22/2038	7,015,050
5,731,000	Manhattan West Mortgage Trust, Series 2020-1MW-C	2.41	% (a)(c)	09/10/2039	4,739,473
16,653,078	Med Trust, Series 2021-MDLN-G (1 Month LIBOR USD + 5.25%, 5.25% Floor)	10.44	% (a)	11/15/2038	15,670,853
3,102,139	MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL5-A (Secured Overnight Financing Rate 1 Month + 0.96%, 0.96% Floor)	6.11	% (a)	07/15/2036	3,051,996
10,000,000	MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL5-AS (Secured Overnight Financing Rate 1 Month + 1.31%, 1.31% Floor)	6.46	% (a)	07/15/2036	9,738,730
12,625,000	MFT Trust, Series 2020-ABC-A	3.36	% (a)	02/10/2042	8,977,616
5,326,000	MFT Trust, Series 2020-ABC-B	3.59	% (a)(c)	02/10/2042	3,633,983
4,220,000	MHC Commercial Mortgage Trust, Series 2021-MHC-A (Secured Overnight Financing Rate 1 Month + 0.92%, 0.80% Floor)	6.06	% (a)	04/15/2038	4,146,642
1,000,000	MKT Mortgage Trust, Series 2020-525M-F	3.04	% (a)(c)	02/12/2040	367,343
11,129,584	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-CKSV-CK	4.30	% (a)(c)	10/15/2030	6,966,794
67,167,949	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12-XA	0.79	% (c)(f)	10/15/2046	1,142
13,450,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18-C	4.62	% (c)	10/15/2047	12,526,464
6,693,500	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19-C	4.00%		12/15/2047	6,050,483
5,457,500	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20-C	4.60	% (c)	02/15/2048	4,985,660
165,098,916	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20-XA	1.38	% (c)(f)	02/15/2048	1,994,098
14,422,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27-C	4.64	% (c)	12/15/2047	12,405,830
130,377,854	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C28-XA	1.31	% (c)(f)	01/15/2049	2,883,098
7,564,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C31-C	4.41	% (c)	11/15/2049	5,813,118
39,757,793	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C33-XA	1.41	% (c)(f)	05/15/2050	1,368,928
15,681,628	Morgan Stanley Capital Trust, Series 2006-HQ10-X1	0.59	% (a)(c)(f)	11/12/2041	147,603
7,137,000	Morgan Stanley Capital Trust, Series 2015-UBS8-B	4.32	% (c)	12/15/2048	6,157,277
23,825,013	Morgan Stanley Capital Trust, Series 2015-UBS8-XA	1.00	% (c)(f)	12/15/2048	373,753
15,461,000	Morgan Stanley Capital Trust, Series 2017-ASHF-E (1 Month LIBOR USD + 3.28%, 3.15% Floor)	8.47	% (a)	11/15/2034	14,426,752
140,020,164	Morgan Stanley Capital Trust, Series 2017-H1-XA	1.48	% (c)(f)	06/15/2050	4,570,846
4,661,000	Morgan Stanley Capital Trust, Series 2017-HR2-C	4.46	% (c)	12/15/2050	3,876,345
8,000,000	Morgan Stanley Capital Trust, Series 2018-MP-E	4.42	% (a)(c)	07/11/2040	5,297,186
5,305,000	Morgan Stanley Capital Trust, Series 2019-H7-AS	3.52%		07/15/2052	4,576,996
77,245,991	Morgan Stanley Capital Trust, Series 2019-L2-XA	1.17	% (c)(f)	03/15/2052	3,326,529
3,845,000	Morgan Stanley Capital Trust, Series 2019-L3-AS	3.49%		11/15/2052	3,297,968
156,214,484	Morgan Stanley Capital Trust, Series 2019-L3-XA	0.76	% (c)(f)	11/15/2052	4,776,805
3,355,000	Morgan Stanley Capital Trust, Series 2019-NUGS-D (1 Month LIBOR USD + 1.80%, 3.30% Floor)	6.99	% (a)	12/15/2036	1,835,710
1,315,000	Morgan Stanley Capital Trust, Series 2019-PLND-B (1 Month LIBOR USD + 1.30%, 1.30% Floor)	6.49	% (a)	05/15/2036	1,193,545
6,002,000	Morgan Stanley Capital Trust, Series 2019-PLND-E (1 Month LIBOR USD + 2.15%, 2.15% Floor)	7.34	% (a)	05/15/2036	4,595,512
2,200,000	Morgan Stanley Capital Trust, Series 2020-HR8-B	2.70%		07/15/2053	1,628,172
24,004,000	Morgan Stanley Capital Trust, Series 2020-L4-B	3.08%		02/15/2053	18,513,560
286,383,854	Morgan Stanley Capital Trust, Series 2020-L4-XA	1.20	% (c)(f)	02/15/2053	16,139,993
4,353,603	Morgan Stanley Capital Trust, Series 2021-ILP-A (1 Month LIBOR USD + 0.78%, 0.78% Floor)	5.97	% (a)	11/15/2023	4,233,500
17,924,725	Morgan Stanley Capital Trust, Series 2021-ILP-D (1 Month LIBOR USD + 1.58%, 1.58% Floor)	6.77	% (a)	11/15/2023	17,197,693
10,779,000	Morgan Stanley Capital Trust, Series 2021-L6-C	3.58	% (c)	06/15/2054	7,587,325
7,794,000	MRCD Mortgage Trust, Series 2019-PARK-F	2.72	% (a)	12/15/2036	6,483,060
32,926,000	MRCD Mortgage Trust, Series 2019-PARK-G	2.72	% (a)	12/15/2036	18,324,876
1,060,09	1 MSCG Trust, Series 2018-SELF-F (1 Month LIBOR USD + 3.05%, 3.05% Floor)	8.24	% (a)	10/15/2037	1,023,909
5,062,127	Natixis Commercial Mortgage Securities Trust, Series 2018-FL1-A (1 Month LIBOR USD + 0.95%, 0.95% Floor)	6.14	% (a)	06/15/2035	4,785,123
13,188,800	Natixis Commercial Mortgage Securities Trust, Series 2020-2PAC-D	3.75	% (a)	12/15/2038	11,955,506
7,147,821	OPG Trust, Series 2021-PORT-D (1 Month LIBOR USD + 1.13%, 1.13% Floor)	6.32	% (a)	10/15/2036	6,785,394
76,823	PFP Ltd., Series 2021-7-A (1 Month LIBOR USD + 0.85%, 0.85% Floor)	6.04	% (a)	04/14/2038	76,014
37,079,000	SLG Office Trust, Series 2021-OVA-F	2.85	% (a)	07/15/2041	25,447,143
4,185,894	SMR Mortgage Trust, Series 2022-IND-G (Secured Overnight Financing Rate 1 Month + 7.50%, 7.50% Floor)	12.65	% (a)	02/15/2039	3,576,022
2,985,000	Soho Trust, Series 2021-SOHO-B	2.79	% (a)(c)	08/10/2038	2,006,623
1,629,000	SREIT Trust, Series 2021-IND-F (1 Month LIBOR USD + 2.54%, 2.54% Floor)	7.73	% (a)	10/15/2038	1,511,727
56,592,000	SREIT Trust, Series 2021-IND-G (1 Month LIBOR USD + 3.27%, 3.27% Floor)	8.46	% (a)	10/15/2038	52,479,488
5,300,000	SREIT Trust, Series 2021-MFP-E (1 Month LIBOR USD + 2.03%, 2.03% Floor)	7.22	% (a)	11/15/2038	5,099,571
9,187,080	TRTX Issuer Ltd., Series 2019-FL3-AS (Secured Overnight Financing Rate 1 Month + 1.56%, 1.45% Floor)	6.67	% (a)	10/15/2034	9,216,966
10,639,612	TRTX Issuer Ltd., Series 2021-FL4-A (1 Month LIBOR USD + 1.20%, 1.20% Floor)	6.36	% (a)	03/15/2038	10,321,881
19,618,785	TTAN, Series 2021-MHC-F (1 Month LIBOR USD + 2.90%, 2.90% Floor)	8.09	% (a)	03/15/2038	18,786,193
8,000,000	UBS Commercial Mortgage Trust, Series 2017-C1-C	4.44%		06/15/2050	6,589,472
83,084,694	UBS Commercial Mortgage Trust, Series 2017-C1-XA	1.69	% (c)(f)	06/15/2050	3,724,213
1,124,000	UBS Commercial Mortgage Trust, Series 2017-C2-C	4.30	% (c)	08/15/2050	896,241
6,857,000	UBS Commercial Mortgage Trust, Series 2017-C3-B	4.09	% (c)	08/15/2050	5,864,625
10,478,524	UBS Commercial Mortgage Trust, Series 2017-C3-XA	1.26	% (c)(f)	08/15/2050	313,143
3,561,000	UBS Commercial Mortgage Trust, Series 2017-C4-B	4.24	% (c)	10/15/2050	3,131,811
2,886,000	UBS Commercial Mortgage Trust, Series 2017-C6-C	4.77	% (c)	12/15/2050	2,405,787
1,500,000	UBS Commercial Mortgage Trust, Series 2018-C9-C	5.11	% (c)	03/15/2051	1,096,278
39,402,303	UBS Commercial Mortgage Trust, Series 2018-C9-XA	1.08	% (c)(f)	03/15/2051	1,387,938
8,350,000	UBS Commercial Mortgage Trust, Series 2019-C17-AS	3.20%		10/15/2052	6,904,921
14,858,000	UBS Commercial Mortgage Trust, Series 2019-C18-AS	3.38	% (c)	12/15/2052	12,629,099
9,705,000	UBS Commercial Mortgage Trust, Series 2019-C18-B	3.68	% (c)	12/15/2052	7,910,463
4,346,710	Wells Fargo Commercial Mortgage Trust, Series 2014-LC18-B	3.96%		12/15/2047	4,060,528
11,460,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C26-C	4.07	% (c)	02/15/2048	10,371,046
333,592,042	Wells Fargo Commercial Mortgage Trust, Series 2015-C26-XA	1.32	% (c)(f)	02/15/2048	4,751,018
3,187,500	Wells Fargo Commercial Mortgage Trust, Series 2015-C27-C	3.89%		02/15/2048	2,778,669
182,529,735	Wells Fargo Commercial Mortgage Trust, Series 2015-C27-XA	0.98	% (c)(f)	02/15/2048	1,843,788
9,701,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C31-C	4.75	% (c)	11/15/2048	8,553,420
118,693,207	Wells Fargo Commercial Mortgage Trust, Series 2015-C31-XA	1.11	% (c)(f)	11/15/2048	2,052,894
214,639,112	Wells Fargo Commercial Mortgage Trust, Series 2015-LC20-XA	1.42	% (c)(f)	04/15/2050	3,347,533
3,000,000	Wells Fargo Commercial Mortgage Trust, Series 2015-LC22-C	4.70	% (c)	09/15/2058	2,695,946
8,438,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2-C	4.42	% (c)	07/15/2058	7,446,603
83,247,351	Wells Fargo Commercial Mortgage Trust, Series 2015-P2-XA	1.08	% (c)(f)	12/15/2048	1,523,002
10,085,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C32-C	4.89	% (c)	01/15/2059	8,902,813
4,250,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C34-B	4.09%		06/15/2049	3,673,668
5,888,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C34-C	5.23	% (c)	06/15/2049	4,533,102
5,890,000	Wells Fargo Commercial Mortgage Trust, Series 2016-LC24-C	4.58	% (c)	10/15/2049	5,065,625
2,155,000	Wells Fargo Commercial Mortgage Trust, Series 2016-NXS6-C	4.53	% (c)	11/15/2049	1,811,074
99,282,620	Wells Fargo Commercial Mortgage Trust, Series 2016-NXS6-XA	1.73	% (c)(f)	11/15/2049	3,561,635
185,527,969	Wells Fargo Commercial Mortgage Trust, Series 2017-C39-XA	1.24	% (c)(f)	09/15/2050	6,042,331
8,014,000	Wells Fargo Commercial Mortgage Trust, Series 2017-C41-C	4.64	% (c)	11/15/2050	6,301,356
1,904,000	Wells Fargo Commercial Mortgage Trust, Series 2017-C42-C	4.30	% (c)	12/15/2050	1,491,342
48,751,564	Wells Fargo Commercial Mortgage Trust, Series 2017-C42-XA	1.01	% (c)(f)	12/15/2050	1,504,186
1,758,000	Wells Fargo Commercial Mortgage Trust, Series 2017-RC1-C	4.59%		01/15/2060	1,501,738
141,709,579	Wells Fargo Commercial Mortgage Trust, Series 2018-C43-XA	0.74	% (c)(f)	03/15/2051	3,182,244
74,069,055	Wells Fargo Commercial Mortgage Trust, Series 2019-C50-XA	1.58	% (c)(f)	05/15/2052	4,193,968
3,193,000	Wells Fargo Commercial Mortgage Trust, Series 2019-C51-B	3.84	% (c)	06/15/2052	2,657,346
47,996,602	Wells Fargo Commercial Mortgage Trust, Series 2019-C51-XA	1.48	% (c)(f)	06/15/2052	2,588,428
24,972,000	Wells Fargo Commercial Mortgage Trust, Series 2019-C52-AS	3.14%		08/15/2052	20,878,550
76,819,609	Wells Fargo Commercial Mortgage Trust, Series 2019-C52-XA	1.75	% (c)(f)	08/15/2052	5,081,463
5,000,000	Wells Fargo Commercial Mortgage Trust, Series 2019-C53-C	3.58	% (c)	10/15/2052	3,727,371
141,422,492	Wells Fargo Commercial Mortgage Trust, Series 2019-C54-XA	0.95	% (c)(f)	12/15/2052	5,663,009
28,088,000	Wells Fargo Commercial Mortgage Trust, Series 2020-C55-AS	2.94%		02/15/2053	23,357,919
52,886,315	Wells Fargo Commercial Mortgage Trust, Series 2020-C55-XB	0.94	% (c)(f)	02/15/2053	2,289,724
160,206,900	Wells Fargo Commercial Mortgage Trust, Series 2020-C56-XA	1.52	% (c)(f)	06/15/2053	9,849,456
92,984,370	Wells Fargo Commercial Mortgage Trust, Series 2020-C58-XA	1.93	% (c)(f)	07/15/2053	8,823,891
173,734,955	Wells Fargo Commercial Mortgage Trust, Series 2021-C61-XA	1.49	% (c)(f)	11/15/2054	12,389,161
2,022,574	Wells Fargo Commercial Mortgage Trust, Series 2021-SAVE-C (1 Month LIBOR USD + 1.80%, 1.80% Floor)	6.99	% (a)	02/15/2040	1,844,750
659,041	Wells Fargo Commercial Mortgage Trust, Series 2021-SAVE-D (1 Month LIBOR USD + 2.50%, 2.50% Floor)	7.69	% (a)	02/15/2040	583,124
1,658,965	Wells Fargo Commercial Mortgage Trust, Series 2021-SAVE-E (1 Month LIBOR USD + 3.65%, 3.65% Floor)	8.84	% (a)	02/15/2040	1,442,521
84,266,860	WF-RBS Commercial Mortgage Trust, Series 2013-C18-XA	0.88	% (c)(f)	12/15/2046	104,904
97,928,368	WF-RBS Commercial Mortgage Trust, Series 2014-C19-XA	1.11	% (c)(f)	03/15/2047	342,818
10,000,000	WF-RBS Commercial Mortgage Trust, Series 2014-C21-B	4.21	% (c)	08/15/2047	8,937,365
3,147,000	WF-RBS Commercial Mortgage Trust, Series 2014-C21-C	4.23	% (c)	08/15/2047	2,671,965
159,021,246	WF-RBS Commercial Mortgage Trust, Series 2014-C25-XA	0.93	% (c)(f)	11/15/2047	1,238,664

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $3,273,461,875)					2,422,470,422

Non-Agency Residential Collateralized Mortgage Obligations - 26.1%
88,232,154	ABFC Trust, Series 2007-WMC1-A1A (1 Month LIBOR USD + 1.25%, 1.25% Floor)	6.40%		06/25/2037	61,405,988
12,875,000	Accredited Mortgage Loan Trust, Series 2006-1-M2 (1 Month LIBOR USD + 0.34%, 0.34% Floor)	1.01%		04/25/2036	9,350,258
13,085,000	Accredited Mortgage Loan Trust, Series 2006-2-M2 (1 Month LIBOR USD + 0.29%, 0.29% Floor)	5.44%		09/25/2036	9,907,965
1,554,604	ACE Securities Corporation Home Equity Loan Trust, Series 2007-ASP1-A2C (1 Month LIBOR USD + 0.52%, 0.52% Floor)	5.67%		03/25/2037	680,565
10,723,192	ACE Securities Corporation Home Equity Loan Trust, Series 2007-HE1-A2B (1 Month LIBOR USD + 0.24%, 0.24% Floor)	5.39%		01/25/2037	6,316,999
2,498,756	ACE Securities Corporation Home Equity Loan Trust, Series 2007-HE1-A2C (1 Month LIBOR USD + 0.34%, 0.34% Floor)	5.49%		01/25/2037	1,471,983
2,342,584	ACE Securities Corporation Home Equity Loan Trust, Series 2007-HE1-A2D (1 Month LIBOR USD + 0.50%, 0.50% Floor)	5.65%		01/25/2037	1,379,943
72,740,546	ACE Securities Corporation Home Equity Loan Trust, Series 2007-WM1-A1A (1 Month LIBOR USD + 0.14%, 0.14% Floor)	5.29%		11/25/2036	23,848,381
3,995,242	ACE Securities Corporation Home Equity Loan Trust, Series 2007-WM1-A2A (1 Month LIBOR USD + 0.07%, 0.07% Floor)	5.22%		11/25/2036	1,676,790
4,319,167	ACE Securities Corporation Home Equity Loan Trust, Series 2007-WM1-A2D (1 Month LIBOR USD + 0.22%, 0.22% Floor)	5.37%		11/25/2036	1,829,618
2,799,964	ACE Securities Corporation Home Equity Loan Trust, Series 2007-WM2-A2C (1 Month LIBOR USD + 0.28%, 0.28% Floor)	5.43%		02/25/2037	1,214,451
2,454,619	ACE Securities Corporation Home Equity Loan Trust, Series 2007-WM2-A2D (1 Month LIBOR USD + 0.37%, 0.37% Floor)	5.52%		02/25/2037	1,064,637
2,979,433	Adjustable Rate Mortgage Trust, Series 2004-4-CB1 (1 Month LIBOR USD + 1.15%, 1.15% Floor, 10.00% Cap)	6.30%		03/25/2035	2,458,415
582,901	Adjustable Rate Mortgage Trust, Series 2005-10-3A31	3.28	% (c)	01/25/2036	530,563
18,903,553	Adjustable Rate Mortgage Trust, Series 2005-11-4A1	3.80	% (c)	02/25/2036	11,513,311
1,419,206	Adjustable Rate Mortgage Trust, Series 2005-4-2A1	4.63	% (c)	08/25/2035	1,340,614
135,307	Adjustable Rate Mortgage Trust, Series 2005-7-3A1	4.55	% (c)	10/25/2035	129,343
4,073,561	Adjustable Rate Mortgage Trust, Series 2005-8-3A21	3.84	% (c)	11/25/2035	3,083,369
11,374,987	Adjustable Rate Mortgage Trust, Series 2006-1-2A1	4.87	% (c)	03/25/2036	6,243,389
6,685,064	Adjustable Rate Mortgage Trust, Series 2006-2-3A1	4.76	% (c)	05/25/2036	5,845,474
10,289,180	Adjustable Rate Mortgage Trust, Series 2006-2-5A1	4.60	% (c)	05/25/2036	2,739,363
5,106,756	Adjustable Rate Mortgage Trust, Series 2007-1-3A1	4.56	% (c)	03/25/2037	4,482,912
880,092	Adjustable Rate Mortgage Trust, Series 2007-3-1A1	4.51	% (a)(c)	11/25/2037	858,798
227,518	Aegis Asset Backed Securities Corporation Mortgage Pass-Through Certificates, Series 2003-2-M2 (1 Month LIBOR USD + 2.55%, 2.55% Floor)	7.70%		11/25/2033	199,894
800,034	Aegis Asset Backed Securities Corporation Mortgage Pass-Through Certificates, Series 2004-1-M2 (1 Month LIBOR USD + 2.03%, 2.03% Floor)	7.18%		04/25/2034	732,916
617,792	Aegis Asset Backed Securities Corporation Mortgage Pass-Through Certificates, Series 2004-2-M2 (1 Month LIBOR USD + 1.95%, 1.95% Floor)	7.10%		06/25/2034	574,228
4,661,998	Aegis Asset Backed Securities Trust, Series 2004-6-M2 (1 Month LIBOR USD + 1.00%, 1.00% Floor, 15.00% Cap)	6.15%		03/25/2035	4,333,806
9,628,217	Aegis Asset Backed Securities Trust, Series 2006-1-A2 (1 Month LIBOR USD + 0.17%, 0.17% Floor, 12.00% Cap)	5.32%		01/25/2037	7,318,577
35,385,059	Ajax Master Trust, Series 2016-1-PC	4.00	% (a)(c)	01/01/2057	27,081,332
36,617,885	Ajax Master Trust, Series 2016-2-PC	3.78	% (a)(b)(c)	10/25/2056	26,561,138
44,777,079	Ajax Master Trust, Series 2017-1-PC	3.59	% (a)(b)(c)	06/25/2057	33,767,653
16,122,925	AJAX Mortgage Loan Trust, Series 2020-D-A	2.25	% (a)(d)	06/25/2060	15,486,398
14,518,758	AlphaFlow Transitional Mortgage Trust, Series 2021-WL1-A1	3.28	% (a)(d)	01/25/2026	14,145,985
3,080,830	American Home Mortgage Assets Trust, Series 2006-2-2A1 (1 Month LIBOR USD + 0.38%, 0.38% Floor)	5.53%		09/25/2046	2,631,411
2,964,512	American Home Mortgage Investment Trust, Series 2005-4-3A1 (1 Month LIBOR USD + 0.60%, 0.60% Floor, 11.00% Cap)	5.75%		11/25/2045	2,149,913
12,992,024	American Home Mortgage Investment Trust, Series 2005-4-5A (6 Month LIBOR USD + 1.75%, 1.75% Floor, 11.00% Cap)	7.37%		11/25/2045	6,071,330
2,146,383	American Home Mortgage Investment Trust, Series 2006-2-3A4	7.10	% (d)	06/25/2036	364,183
7,248,123	American Home Mortgage Investment Trust, Series 2007-A-13A1	6.60	% (a)(d)	01/25/2037	1,363,183
6,862,903	Ameriquest Mortgage Securities Trust, Series 2004-FR1-M1	3.89	% (d)	05/25/2034	6,590,617
106,933,021	Ameriquest Mortgage Securities Trust, Series 2006-M3-A1 (1 Month LIBOR USD + 0.18%, 0.18% Floor)	5.33%		10/25/2036	58,504,115
4,987,411	Amortizing Residential Collateral Trust, Series 2002-BC7-M1 (1 Month LIBOR USD + 1.20%, 1.20% Floor)	6.35%		10/25/2032	3,788,214
41,588,000	AMSR Trust, Series 2019-SFR1-E	3.47	% (a)	01/19/2039	37,251,910
30,156,000	AMSR Trust, Series 2020-SFR4-G1	4.00	% (a)	11/17/2037	27,289,069
10,000,000	AMSR Trust, Series 2020-SFR5-F	2.69	% (a)	11/17/2037	8,973,665
6,500,000	AMSR Trust, Series 2021-SFR3-E1	2.33	% (a)	10/17/2038	5,548,366
11,000,000	AMSR Trust, Series 2021-SFR3-E2	2.43	% (a)	10/17/2038	9,365,278
18,500,000	AMSR Trust, Series 2021-SFR3-F	3.23	% (a)	10/17/2038	15,822,523
6,500,000	AMSR Trust, Series 2021-SFR4-D	2.77	% (a)	12/17/2038	5,632,567
10,500,000	AMSR Trust, Series 2021-SFR4-E1	2.97	% (a)	12/17/2038	9,049,475
7,875,461	Angel Oak Mortgage Trust LLC, Series 2019-2-M1	4.07	% (a)(c)	03/25/2049	7,699,054
9,121,000	Angel Oak Mortgage Trust LLC, Series 2021-7-M1	3.26	% (a)(c)	10/25/2066	5,757,769
9,652,851	Argent Securities Trust, Series 2004-W11-M6 (1 Month LIBOR USD + 1.88%, 1.88% Floor)	7.03%		11/25/2034	7,969,875
12,354,792	Argent Securities Trust, Series 2006-W5-A1A (1 Month LIBOR USD + 0.30%, 0.30% Floor)	5.45%		06/25/2036	8,085,917
1,579,158	Asset Backed Securities Corporation Home Equity Loan Trust, Series 2004-HE3-M2 (1 Month LIBOR USD + 1.68%, 1.68% Floor)	6.83%		06/25/2034	1,579,937
19,317,419	Asset Backed Securities Corporation Home Equity Loan Trust, Series 2006-HE7-A1 (1 Month LIBOR USD + 0.14%, 0.14% Floor)	3.55%		11/25/2036	17,318,655
458,970	Banc of America Alternative Loan Trust, Series 2005-10-4A1	5.75%		11/25/2035	285,521
2,300,418	Banc of America Alternative Loan Trust, Series 2005-11-2CB1	6.00%		12/25/2035	2,047,327
1,624,165	Banc of America Alternative Loan Trust, Series 2006-2-1CB1	6.00%		03/25/2036	1,446,492
2,012,475	Banc of America Alternative Loan Trust, Series 2006-2-3CB1	6.50%		03/25/2036	1,775,902
500,004	Banc of America Alternative Loan Trust, Series 2006-5-CB14 (1 Month LIBOR USD + 1.10%, 6.00% Floor, 6.00% Cap)	6.00%		06/25/2046	440,467
1,122,800	Banc of America Alternative Loan Trust, Series 2006-6-CB3	6.00%		07/25/2046	945,099
8,163,853	Banc of America Alternative Loan Trust, Series 2006-7-A4	6.50	% (d)	10/25/2036	2,378,000
1,537,507	Banc of America Alternative Loan Trust, Series 2006-8-1A1 (-1 x 1 Month LIBOR USD + 6.50%, 6.50% Cap)	1.35	% (f)(g)	11/25/2036	112,425
547,958	Banc of America Alternative Loan Trust, Series 2006-8-1A2 (1 Month LIBOR USD + 0.45%, 0.45% Floor, 7.00% Cap)	5.60%		11/25/2036	433,693
2,689,123	Banc of America Alternative Loan Trust, Series 2006-9-1CB1	6.00%		01/25/2037	2,321,354
430,348	Banc of America Alternative Loan Trust, Series 2007-2-2A1	6.00%		06/25/2037	356,627
2,379,528	Banc of America Funding Trust, Series 2006-2-3A1	6.00%		03/25/2036	2,121,065
73,174	Banc of America Funding Trust, Series 2006-2-4A1 (-3 x 1 Month LIBOR USD + 22.80%, 22.80% Cap)	7.35	% (g)	03/25/2036	70,036
176,492	Banc of America Funding Trust, Series 2006-2-6A2	5.50%		03/25/2036	169,363
284,908	Banc of America Funding Trust, Series 2006-3-1A1	6.00%		03/25/2036	256,819
219,560	Banc of America Funding Trust, Series 2006-3-6A1	6.38	% (c)	03/25/2036	216,960
1,307,218	Banc of America Funding Trust, Series 2006-6-1A7	6.25%		08/25/2036	1,097,411
507,691	Banc of America Funding Trust, Series 2006-7-T2A5	6.54	% (d)	10/25/2036	430,743
2,392,905	Banc of America Funding Trust, Series 2006-7-T2A8	6.41	% (d)	10/25/2036	2,030,582
600,688	Banc of America Funding Trust, Series 2006-8T2-A8	6.10	% (d)	10/25/2036	521,884
275,936	Banc of America Funding Trust, Series 2006-B-7A1	3.63	% (c)	03/20/2036	229,517
4,147,011	Banc of America Funding Trust, Series 2006-D-6A1	3.38	% (c)	05/20/2036	3,305,873
127,394	Banc of America Funding Trust, Series 2006-H-3A1	3.90	% (c)	09/20/2046	107,412
45,517,992	Banc of America Funding Trust, Series 2006-H-5A1 (1 Month LIBOR USD + 0.36%, 0.36% Floor, 10.50% Cap)	5.52%		10/20/2036	17,163,688
487,101	Banc of America Funding Trust, Series 2007-1-TA10	6.34	% (d)	01/25/2037	432,115
662,231	Banc of America Funding Trust, Series 2007-3-TA1B	5.83	% (c)	04/25/2037	568,355
1,147,199	Banc of America Funding Trust, Series 2007-5-1A1	5.50%		07/25/2037	909,432
753,790	Banc of America Funding Trust, Series 2009-R14A-3A (-2 x 1 Month LIBOR USD + 16.57%, 5.50% Floor, 16.57% Cap)	5.50	% (a)(g)	06/26/2035	664,691
1,074,318	Banc of America Funding Trust, Series 2009-R15A-4A2	5.75	% (a)(c)	12/26/2036	907,066
608,873	Banc of America Funding Trust, Series 2010-R1-3A (-2 x 1 Month LIBOR USD + 14.28%, 6.00% Floor, 14.28% Cap)	6.33	% (a)(g)	07/26/2036	559,516
4,710,376	Banc of America Funding Trust, Series 2014-R6-3A2	5.24	% (a)(b)(c)(h)	10/26/2036	4,129,777
12,484,920	Banc of America Funding Trust, Series 2014-R8-A2 (1 Month LIBOR USD + 0.24%, 0.24% Floor)	5.39	% (a)	06/26/2036	10,186,058
20,665,843	Banc of America Funding Trust, Series 2015-R2-4A2 (1 Month LIBOR USD + 0.17%, 0.17% Floor)	3.73	% (a)	09/29/2036	15,510,226
1,179,608	Banc of America Mortgage Trust, Series 2006-1-A9	6.00%		05/25/2036	993,153
157,929	Banc of America Mortgage Trust, Series 2007-1-2A5	5.75%		01/25/2037	130,899
3,421,941	Banc of America Mortgage Trust, Series 2007-3-2A8	7.00%		09/25/2037	2,884,450
5,688,945	BankUnited Trust, Series 2005-1-2A1	4.24	% (c)	09/25/2045	5,073,620
802,496	Bayview Commercial Asset Trust, Series 2007-3-A2 (1 Month LIBOR USD + 0.44%)	5.59	% (a)	07/25/2037	713,030
2,618,123	Bayview Financial Mortgage Pass-Through Trust, Series 2006-C-2A4 (1 Month LIBOR USD + 0.42%)	5.60%		11/28/2036	2,241,631
23,374,443	BCAP LLC Trust, Series 2007-AA2-11A (1 Month LIBOR USD + 0.38%, 0.38% Floor)	5.53	% (a)	05/25/2047	23,575,276
2,052,331	BCAP LLC Trust, Series 2007-AA2-2A7	6.00%		04/25/2037	1,012,510
2,222,209	BCAP LLC Trust, Series 2007-AA2-2A8	5.75%		04/25/2037	1,060,465
10,218,819	BCAP LLC Trust, Series 2008-RR3-A1B	6.69	% (a)(c)	10/25/2036	2,981,366
1,523,594	BCAP LLC Trust, Series 2009-RR13-18A2	5.75	% (a)(c)	07/26/2037	813,014
2,570,753	BCAP LLC Trust, Series 2009-RR4-4A2	5.75	% (a)(c)	02/26/2036	1,193,510
6,413,827	BCAP LLC Trust, Series 2010-RR6-7A10	6.00	% (a)(c)	02/26/2037	2,838,790
627,748	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-12-13A1	4.41	% (c)	02/25/2036	475,629
2,437,146	Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-4-4A1	3.99	% (c)	10/25/2046	2,032,318
2,911,618	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-1-2A1	4.27	% (c)	02/25/2047	2,571,399
808,858	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-1-3A1	3.88	% (c)	02/25/2047	763,340
10,108,437	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-2-2A1 (12 Month LIBOR USD + 1.88%, 1.88% Floor, 11.15% Cap)	6.66%		12/25/2046	8,242,869
232,555	Bear Stearns ALT-A Trust, Series 2004-11-2A3	4.71	% (c)	11/25/2034	230,366
3,702,735	Bear Stearns ALT-A Trust, Series 2006-1-11A1 (1 Month LIBOR USD + 0.48%, 0.48% Floor, 11.50% Cap)	5.63%		02/25/2036	3,222,294
10,500,120	Bear Stearns ALT-A Trust, Series 2006-3-21A1	3.80	% (c)	05/25/2036	7,778,307
3,986,454	Bear Stearns ALT-A Trust, Series 2006-5-1A1 (1 Month LIBOR USD + 0.34%, 0.34% Floor, 11.50% Cap)	5.49%		08/25/2036	3,769,329
6,717,752	Bear Stearns ALT-A Trust, Series 2006-6-2A1	3.73	% (c)	11/25/2036	3,182,490
3,208,723	Bear Stearns ALT-A Trust, Series 2006-8-2A1	3.87	% (c)	08/25/2046	2,300,487
5,709,869	Bear Stearns ALT-A Trust, Series 2007-1-1A1 (1 Month LIBOR USD + 0.32%, 0.32% Floor, 11.50% Cap)	5.47%		01/25/2047	4,588,439
2,572,267	Bear Stearns Asset Backed Securities Trust, Series 2004-AC4-A2	5.50	% (d)	08/25/2034	2,546,192
5,854,342	Bear Stearns Asset Backed Securities Trust, Series 2005-AC2-1A	5.75	% (d)	04/25/2035	5,009,276
1,926,657	Bear Stearns Asset Backed Securities Trust, Series 2005-AC2-2A1	5.75	% (d)	04/25/2035	1,779,636
23,341,487	Bear Stearns Asset Backed Securities Trust, Series 2005-AC6-22A	5.17	% (c)	09/25/2035	18,628,514
4,858,541	Bear Stearns Asset Backed Securities Trust, Series 2005-AC7-A4	6.00	% (d)	10/25/2035	3,274,013
6,430,087	Bear Stearns Asset Backed Securities Trust, Series 2006-AC1-1A1	6.25	% (d)	02/25/2036	3,023,107
1,231,894	Bear Stearns Asset Backed Securities Trust, Series 2006-AC5-A1	6.75	% (d)	12/25/2036	1,189,173
2,170,904	Bear Stearns Asset Backed Securities Trust, Series 2007-HE2-2A3 (1 Month LIBOR USD + 0.16%, 0.16% Floor)	5.31%		02/25/2037	2,146,857
24,027,187	Bear Stearns Asset Backed Securities Trust, Series 2007-HE4-2A (1 Month LIBOR USD + 0.22%, 0.22% Floor)	5.37%		05/25/2037	21,730,392
12,468,849	Bear Stearns Asset Backed Securities Trust, Series 2007-HE6-2A (1 Month LIBOR USD + 1.05%, 1.05% Floor)	6.20%		08/25/2037	10,464,663
1,021,012	Bear Stearns Asset Backed Securities Trust, Series 2007-SD1-1A2A	6.00%		10/25/2036	475,779
1,318,929	Bear Stearns Asset Backed Securities Trust, Series 2007-SD1-1A3A	6.50%		10/25/2036	593,881
1,456,282	Bear Stearns Asset Backed Securities Trust, Series 2007-SD1-23A1	4.38	% (c)	10/25/2036	825,292
6,374,850	Bear Stearns Mortgage Funding Trust, Series 2006-AR3-2A1 (1 Month LIBOR USD + 0.40%, 0.40% Floor, 10.50% Cap)	5.55%		11/25/2036	5,624,659
3,010,068	Bear Stearns Mortgage Funding Trust, Series 2006-AR4-A2 (1 Month LIBOR USD + 0.36%, 0.36% Floor, 10.50% Cap)	5.51%		12/25/2037	2,738,804
6,587,932	Bear Stearns Mortgage Funding Trust, Series 2007-AR3-22A1 (1 Month LIBOR USD + 0.32%, 0.32% Floor, 10.50% Cap)	5.47%		04/25/2037	6,540,445
7,404,819	BNC Mortgage Loan Trust, Series 2006-2-A4 (1 Month LIBOR USD + 0.32%, 0.32% Floor)	5.47%		11/25/2036	7,064,118
5,613,487	BNC Mortgage Loan Trust, Series 2007-1-A4 (1 Month LIBOR USD + 0.16%, 0.16% Floor)	5.31%		03/25/2037	5,235,287
5,767,637	BNC Mortgage Loan Trust, Series 2007-4-A4 (1 Month LIBOR USD + 1.50%, 1.50% Floor)	6.65%		11/25/2037	4,635,672
24,137,424	BNPP Mortgage Securities LLC Trust, Series 2009-1-B1	6.00	% (a)	08/27/2037	12,567,864
100,200,000	CAFL Issuer LLC, Series 2021-RTL1-A1	2.24	% (a)(d)	03/28/2029	91,792,980
12,750,000	CAFL Issuer LLC, Series 2021-RTL1-A2	3.10	% (a)(d)	03/28/2029	11,195,628
4,170,983	Carrington Mortgage Loan Trust, Series 2006-FRE2-A2 (1 Month LIBOR USD + 0.12%, 0.12% Floor, 12.50% Cap)	5.27%		10/25/2036	3,276,462
20,111,962	Carrington Mortgage Loan Trust, Series 2006-FRE2-A3 (1 Month LIBOR USD + 0.16%, 0.16% Floor, 12.50% Cap)	5.31%		10/25/2036	15,800,868
6,190,309	Carrington Mortgage Loan Trust, Series 2006-FRE2-A4 (1 Month LIBOR USD + 0.25%, 0.25% Floor, 12.50% Cap)	5.40%		10/25/2036	4,863,478
4,493,118	Carrington Mortgage Loan Trust, Series 2006-NC3-A3 (1 Month LIBOR USD + 0.15%, 0.15% Floor, 12.50% Cap)	5.30%		08/25/2036	4,244,232
40,073,440	Carrington Mortgage Loan Trust, Series 2006-NC4-A3 (1 Month LIBOR USD + 0.16%, 0.16% Floor, 12.50% Cap)	5.31%		10/25/2036	38,601,571
24,460,898	Carrington Mortgage Loan Trust, Series 2006-NC5-A3 (1 Month LIBOR USD + 0.15%, 0.15% Floor, 14.50% Cap)	5.30%		01/25/2037	21,236,687
13,205,542	Carrington Mortgage Loan Trust, Series 2007-RFC1-A3 (1 Month LIBOR USD + 0.14%, 0.14% Floor, 14.50% Cap)	5.29%		12/25/2036	12,641,798
16,958,780	Cascade MH Asset Trust, Series 2019-MH1-A	4.00	% (a)(c)	11/25/2044	16,015,225
2,750,000	Centex Home Equity Loan Trust, Series 2004-A-AF5	5.43	% (d)	01/25/2034	2,613,508
2,646,626	Chase Mortgage Finance Trust, Series 2005-A1-2A4	3.99	% (c)	12/25/2035	2,474,342
7,041,884	Chase Mortgage Finance Trust, Series 2006-S1-A5	6.50%		05/25/2036	3,384,384
6,758,717	Chase Mortgage Finance Trust, Series 2006-S2-1A9	6.25%		10/25/2036	2,967,635
4,627,514	Chase Mortgage Finance Trust, Series 2006-S3-1A2	6.00%		11/25/2036	2,032,023
13,231,485	Chase Mortgage Finance Trust, Series 2006-S4-A8	6.00%		12/25/2036	6,063,319
2,850,913	Chase Mortgage Finance Trust, Series 2007-A2-6A4	4.28	% (c)	07/25/2037	2,477,664
3,914,433	Chase Mortgage Finance Trust, Series 2007-S1-A7	6.00%		02/25/2037	1,594,640
2,285,713	Chase Mortgage Finance Trust, Series 2007-S3-1A5	6.00%		05/25/2037	1,096,024
1,076,530	Chase Mortgage Finance Trust, Series 2007-S3-2A1	5.50%		05/25/2037	11
2,181,869	Chase Mortgage Finance Trust, Series 2007-S5-1A18	6.00%		07/25/2037	1,039,368
4,996,801	ChaseFlex Trust Multi-Class Mortgage Pass-Through Certificates, Series 2007-M1-2F4	4.18	% (d)	08/25/2037	4,265,145
5,197,118	ChaseFlex Trust Multi-Class Mortgage Pass-Through Certificates, Series 2007-M1-2F5	4.18	% (d)	08/25/2037	4,435,711
1,322,848	ChaseFlex Trust, Series 2005-1-3A1	6.00%		02/25/2035	1,103,808
108,255	ChaseFlex Trust, Series 2006-1-A5	6.16	% (c)	06/25/2036	99,273
2,391,709	ChaseFlex Trust, Series 2006-2-A2B (1 Month LIBOR USD + 0.20%, 0.20% Floor, 11.50% Cap)	4.12%		09/25/2036	1,933,346
3,207,426	ChaseFlex Trust, Series 2007-1-1A1	6.50%		02/25/2037	1,235,426
467,077	CHL Mortgage Pass-Through Trust, Series 2003-60-4A1	4.21	% (c)	02/25/2034	453,520
12,000,458	CHL Mortgage Pass-Through Trust, Series 2005-17-2A1	5.50%		09/25/2035	6,073,986
2,457,491	CHL Mortgage Pass-Through Trust, Series 2005-18-A1	5.50%		10/25/2035	1,436,784
1,998,314	CHL Mortgage Pass-Through Trust, Series 2005-20-A5	5.50%		10/25/2035	1,284,194
1,481,835	CHL Mortgage Pass-Through Trust, Series 2005-20-A8	5.25%		10/25/2035	948,714
6,580,354	CHL Mortgage Pass-Through Trust, Series 2005-23-A1	5.50%		11/25/2035	3,776,318
1,354,791	CHL Mortgage Pass-Through Trust, Series 2005-24-A8	5.50%		11/25/2035	790,833
2,234,026	CHL Mortgage Pass-Through Trust, Series 2005-26-1A12	5.50%		11/25/2035	1,436,874
428,439	CHL Mortgage Pass-Through Trust, Series 2005-27-2A1	5.50%		12/25/2035	193,487
854,012	CHL Mortgage Pass-Through Trust, Series 2005-28-A7	5.25%		11/01/2035	478,983
7,408,968	CHL Mortgage Pass-Through Trust, Series 2005-HYB1-4A1	3.94	% (c)	03/25/2035	6,738,984
252,314	CHL Mortgage Pass-Through Trust, Series 2005-HYB8-1A1	4.01	% (c)	12/20/2035	224,492
6,737,287	CHL Mortgage Pass-Through Trust, Series 2005-HYB8-4A1	3.86	% (c)	12/20/2035	5,774,329
662,644	CHL Mortgage Pass-Through Trust, Series 2005-J3-2A4	4.50%		09/25/2035	577,040
679,556	CHL Mortgage Pass-Through Trust, Series 2005-J4-A5	5.50%		11/25/2035	551,766
4,577,031	CHL Mortgage Pass-Through Trust, Series 2006-14-A5	6.25%		09/25/2036	2,202,090
3,227,885	CHL Mortgage Pass-Through Trust, Series 2006-16-2A1	6.50%		11/25/2036	1,234,490
6,661,941	CHL Mortgage Pass-Through Trust, Series 2006-1-A2	6.00%		03/25/2036	3,788,264
1,362,891	CHL Mortgage Pass-Through Trust, Series 2006-20-1A21	6.00%		02/25/2037	711,180
16,391,798	CHL Mortgage Pass-Through Trust, Series 2006-8-1A3	6.00%		05/25/2036	10,603,171
191,106	CHL Mortgage Pass-Through Trust, Series 2006-J3-A4	5.50%		05/25/2036	183,515
3,840,834	CHL Mortgage Pass-Through Trust, Series 2007-10-A7	6.00%		07/25/2037	1,902,032
13,419,700	CHL Mortgage Pass-Through Trust, Series 2007-11-A1	6.00%		08/25/2037	6,325,406
6,489,959	CHL Mortgage Pass-Through Trust, Series 2007-12-A9	5.75%		08/25/2037	3,546,705
2,826,484	CHL Mortgage Pass-Through Trust, Series 2007-13-A1	6.00%		08/25/2037	1,484,789
4,631,350	CHL Mortgage Pass-Through Trust, Series 2007-13-A10	6.00%		08/25/2037	2,432,908
3,686,325	CHL Mortgage Pass-Through Trust, Series 2007-15-1A1	6.25%		09/25/2037	2,401,398
514,895	CHL Mortgage Pass-Through Trust, Series 2007-15-1A16	6.25%		09/25/2037	335,421
1,483,113	CHL Mortgage Pass-Through Trust, Series 2007-15-1A2	6.25%		09/25/2037	965,648
1,811,417	CHL Mortgage Pass-Through Trust, Series 2007-15-1A29	6.25%		09/25/2037	1,179,962
2,680,814	CHL Mortgage Pass-Through Trust, Series 2007-17-1A2	6.00%		10/25/2037	1,978,363
427,810	CHL Mortgage Pass-Through Trust, Series 2007-18-1A1	6.00%		11/25/2037	241,154
37,122,514	CHL Mortgage Pass-Through Trust, Series 2007-21-1A1	6.25%		02/25/2038	19,175,290
1,348,295	CHL Mortgage Pass-Through Trust, Series 2007-2-A2	6.00%		03/25/2037	652,558
3,527,152	CHL Mortgage Pass-Through Trust, Series 2007-3-A1	6.00%		04/25/2037	1,796,568
1,358,431	CHL Mortgage Pass-Through Trust, Series 2007-3-A12	6.00%		04/25/2037	691,922
3,164,357	CHL Mortgage Pass-Through Trust, Series 2007-4-1A39	6.00%		05/25/2037	1,519,928
1,208,434	CHL Mortgage Pass-Through Trust, Series 2007-5-A2	5.75%		05/25/2037	643,021
4,357,137	CHL Mortgage Pass-Through Trust, Series 2007-7-A1	6.00%		06/25/2037	2,379,463
1,958,156	CHL Mortgage Pass-Through Trust, Series 2007-7-A11	5.50%		06/25/2037	999,718
1,306,121	CHL Mortgage Pass-Through Trust, Series 2007-7-A2	5.75%		06/25/2037	690,296
4,292,714	CHL Mortgage Pass-Through Trust, Series 2007-8-1A4	6.00%		01/25/2038	2,077,845
2,252,801	CHL Mortgage Pass-Through Trust, Series 2007-8-1A5	5.44%		01/25/2038	1,015,754
3,651,303	CHL Mortgage Pass-Through Trust, Series 2007-8-1A8	6.00%		01/25/2038	1,767,376
5,230,529	CHL Mortgage Pass-Through Trust, Series 2007-8-1A9 (1 Month LIBOR USD + 6.00%, 4.00% Floor, 6.00% Cap)	6.00%		01/25/2038	2,507,647
5,373,408	CHL Mortgage Pass-Through Trust, Series 2007-9-A1	5.75%		07/25/2037	2,802,129
707,183	CHL Mortgage Pass-Through Trust, Series 2007-9-A11	5.75%		07/25/2037	368,782
3,791,532	CHL Mortgage Pass-Through Trust, Series 2007-HY1-1A1	3.79	% (c)	04/25/2037	3,416,080
8,559,158	CHL Mortgage Pass-Through Trust, Series 2007-HYB1-2A1	3.78	% (c)	03/25/2037	7,325,212
15,688,710	CHL Mortgage Pass-Through Trust, Series 2007-J1-2A1	6.00%		02/25/2037	6,311,337
387,802	CHL Mortgage Pass-Through Trust, Series 2007-J3-A1 (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.00% Cap)	5.65%		07/25/2037	122,980
1,939,010	CHL Mortgage Pass-Through Trust, Series 2007-J3-A2 (-1 x 1 Month LIBOR USD + 5.50%, 5.50% Cap)	0.35	% (f)(g)	07/25/2037	188,447
630,067	Citicorp Mortgage Securities Trust, Series 2006-7-1A1	6.00%		12/25/2036	528,277
1,860,903	Citicorp Mortgage Securities, Inc., Series 2005-1-1A4	5.50%		02/25/2035	1,736,857
17,089	Citicorp Residential Mortgage Trust, Series 2006-2-A5	4.89	% (d)	09/25/2036	17,012
994,254	Citigroup Mortgage Loan Trust, Inc., Series 2005-5-2A2	5.75%		08/25/2035	708,048
442,732	Citigroup Mortgage Loan Trust, Inc., Series 2005-9-21A1	5.50%		11/25/2035	402,140
1,094,572	Citigroup Mortgage Loan Trust, Inc., Series 2006-4-2A1A	6.00%		12/25/2035	1,036,027
4,515,367	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR3-1A1A	4.51	% (c)	06/25/2036	4,112,088
2,269,407	Citigroup Mortgage Loan Trust, Inc., Series 2006-FX1-A6	5.85	% (d)	10/25/2036	1,491,871
9,031,886	Citigroup Mortgage Loan Trust, Inc., Series 2006-WF1-A2D	4.61	% (d)	03/25/2036	4,521,050
9,186,825	Citigroup Mortgage Loan Trust, Inc., Series 2006-WF2-A2D	6.66	% (d)	05/25/2036	3,680,473
1,620,868	Citigroup Mortgage Loan Trust, Inc., Series 2007-10-1A1A	5.16	% (c)	04/25/2037	1,450,511
530,093	Citigroup Mortgage Loan Trust, Inc., Series 2007-12-2A1	6.50	% (a)(c)	10/25/2036	283,645
14,796,442	Citigroup Mortgage Loan Trust, Inc., Series 2007-9-1A1	5.75	% (a)	04/25/2047	8,511,091
699,677	Citigroup Mortgage Loan Trust, Inc., Series 2007-9-2A2	6.50	% (a)(c)	05/25/2037	616,872
41,921,352	Citigroup Mortgage Loan Trust, Inc., Series 2007-AMC2-A1 (1 Month LIBOR USD + 0.14%, 0.14% Floor)	5.29	% (a)	01/25/2037	38,200,635
1,532,311	Citigroup Mortgage Loan Trust, Inc., Series 2007-AMC3-A2D (1 Month LIBOR USD + 0.35%, 0.35% Floor)	5.50%		03/25/2037	1,264,013
165,405	Citigroup Mortgage Loan Trust, Inc., Series 2007-AR5-1A3A	4.16	% (c)	04/25/2037	163,722
2,013,067	Citigroup Mortgage Loan Trust, Inc., Series 2007-AR8-1A1A	3.56	% (c)	08/25/2047	1,780,717
3,509,643	Citigroup Mortgage Loan Trust, Inc., Series 2007-OPX1-A3A	5.97	% (d)	01/25/2037	1,620,559
7,736,515	Citigroup Mortgage Loan Trust, Inc., Series 2007-OPX1-A5A	5.76	% (d)	01/25/2037	3,573,600
3,000,398	Citigroup Mortgage Loan Trust, Inc., Series 2010-7-9A4	12.42	% (a)(c)	10/25/2037	2,595,456
15,261,168	Citigroup Mortgage Loan Trust, Inc., Series 2010-8-7A4	6.00	% (a)(c)	06/25/2037	13,400,558
18,626,670	Citigroup Mortgage Loan Trust, Inc., Series 2021-JL1-A	2.75	% (a)(c)	02/27/2062	16,949,238
3,565,522	Citigroup Mortgage Loan Trust, Series 2007-OPX1-A2 (1 Month LIBOR USD + 0.20%, 0.20% Floor)	5.35%		01/25/2037	1,528,223
2,814,700	Citigroup Mortgage Loan Trust, Series 2014-8-3A2	6.00	% (a)(b)(c)	03/25/2037	2,405,781
111,282,523	Citigroup Mortgage Loan Trust, Series 2019-A-PT1	3.92	% (a)	10/25/2058	92,057,398
169,523,336	Citigroup Mortgage Loan Trust, Series 2019-D-PT1	3.44	% (a)(c)	04/25/2064	137,778,125
215,909,620	Citigroup Mortgage Loan Trust, Series 2020-RP1-A1	1.50	% (a)(c)	08/25/2064	188,021,027
26,293,400	Citigroup Mortgage Loan Trust, Series 2020-RP1-M1	2.00	% (a)(c)	08/25/2064	20,093,895
22,116,950	Citigroup Mortgage Loan Trust, Series 2020-RP1-M2	2.50	% (a)(c)	08/25/2064	17,020,557
18,676,200	Citigroup Mortgage Loan Trust, Series 2020-RP1-M3	2.75	% (a)(c)	08/25/2064	13,974,345
49,062,800	Citigroup Mortgage Loan Trust, Series 2020-RP1-PT5	7.17	% (a)(c)	08/25/2064	36,430,390
282,646,831	Citigroup Mortgage Loan Trust, Series 2021-RP2-A1	1.75	% (a)(c)	03/25/2065	254,383,957
34,186,100	Citigroup Mortgage Loan Trust, Series 2021-RP2-M1	3.25	% (a)(c)	03/25/2065	29,834,681
28,635,750	Citigroup Mortgage Loan Trust, Series 2021-RP2-M2	3.40	% (a)(c)	03/25/2065	24,259,932
26,589,300	Citigroup Mortgage Loan Trust, Series 2021-RP2-M3	3.40	% (a)(c)	03/25/2065	21,609,542
78,047,247	Citigroup Mortgage Loan Trust, Series 2021-RP2-PT1	6.07	% (a)(c)	03/25/2065	64,304,375
1,565,680	CitiMortgage Alternative Loan Trust, Series 2006-A1-1A5	5.50%		04/25/2036	1,386,547
1,787,732	CitiMortgage Alternative Loan Trust, Series 2006-A2-A2	6.00%		05/25/2036	1,537,174
1,854,713	CitiMortgage Alternative Loan Trust, Series 2006-A3-1A13	6.00%		07/25/2036	1,616,065
1,396,095	CitiMortgage Alternative Loan Trust, Series 2006-A4-1A8	6.00%		09/25/2036	1,213,104
419,482	CitiMortgage Alternative Loan Trust, Series 2006-A5-2A1	5.50%		08/25/2044	403,570
1,594,356	CitiMortgage Alternative Loan Trust, Series 2006-A5-3A3	6.00%		10/25/2036	1,325,811
4,485,316	CitiMortgage Alternative Loan Trust, Series 2006-A6-1A2 (1 Month LIBOR USD + 0.50%, 6.00% Floor, 6.00% Cap)	6.00%		11/25/2036	4,004,244
2,166,536	CitiMortgage Alternative Loan Trust, Series 2007-A1-1A5	6.00%		01/25/2037	1,928,406
1,056,330	CitiMortgage Alternative Loan Trust, Series 2007-A1-1A7	6.00%		01/25/2037	940,226
2,864,268	CitiMortgage Alternative Loan Trust, Series 2007-A1-1A8 (1 Month LIBOR USD + 0.60%, 0.60% Floor, 6.00% Cap)	5.75%		01/25/2037	2,364,494
2,702,755	CitiMortgage Alternative Loan Trust, Series 2007-A1-1A9 (-1 x 1 Month LIBOR USD + 5.40%, 5.40% Cap)	0.25	% (f)(g)	01/25/2037	87,116
2,258,502	CitiMortgage Alternative Loan Trust, Series 2007-A3-1A1	6.00	% (i)	03/25/2037	2,022,667
5,197,536	CitiMortgage Alternative Loan Trust, Series 2007-A3-1A3 (-1 x 1 Month LIBOR USD + 5.40%, 5.40% Cap)	0.25	% (f)(g)	03/25/2037	227,807
2,036,803	CitiMortgage Alternative Loan Trust, Series 2007-A3-1A4	5.75%		03/25/2037	1,836,726
3,647,641	CitiMortgage Alternative Loan Trust, Series 2007-A4-1A3 (1 Month LIBOR USD + 0.33%, 0.33% Floor, 7.00% Cap)	5.48%		04/25/2037	3,036,610
3,647,641	CitiMortgage Alternative Loan Trust, Series 2007-A4-1A4 (-1 x 1 Month LIBOR USD + 6.67%, 6.67% Cap)	1.52	% (f)(g)	04/25/2037	253,565
3,863,040	CitiMortgage Alternative Loan Trust, Series 2007-A4-1A5	5.75%		04/25/2037	3,477,538
508,114	CitiMortgage Alternative Loan Trust, Series 2007-A5-1A11	6.00%		05/25/2037	449,138
6,699,119	CitiMortgage Alternative Loan Trust, Series 2007-A5-1A8	6.00%		05/25/2037	5,921,563
211,763	CitiMortgage Alternative Loan Trust, Series 2007-A8-A1	6.00%		10/25/2037	185,785
14,812,000	COLT Mortgage Loan Trust, Series 2021-5-M1	3.26	% (a)(c)	11/26/2066	9,954,268
4,294,000	COLT Mortgage Loan Trust, Series 2021-HX1-B1	3.11	% (a)(c)	10/25/2066	2,758,962
4,130,000	COLT Mortgage Loan Trust, Series 2021-HX1-B2	3.86	% (a)(c)	10/25/2066	2,604,493
6,000,000	COLT Mortgage Loan Trust, Series 2021-HX1-M1	2.36	% (a)(c)	10/25/2066	3,730,307
12,007,315	COLT Mortgage Loan Trust, Series 2022-4-A1	4.30	% (a)(c)	03/25/2067	11,448,636
9,000,000	CoreVest American Finance Trust, Series 2020-3-D	2.95	% (a)(c)	08/15/2053	6,896,002
26,084,127	Countrywide Alternative Loan Trust, Series 2004-36CB-1A1	6.00%		02/25/2035	19,338,756
5,524,738	Countrywide Alternative Loan Trust, Series 2005-13CB-A1 (1 Month LIBOR USD + 0.50%, 0.50% Floor, 5.50% Cap)	5.50%		05/25/2035	4,568,605
2,523,480	Countrywide Alternative Loan Trust, Series 2005-13CB-A3	5.50%		05/25/2035	2,149,903
2,214,605	Countrywide Alternative Loan Trust, Series 2005-20CB-2A1 (1 Month LIBOR USD + 0.50%, 0.50% Floor, 5.50% Cap)	5.50%		07/25/2035	1,363,478
4,521,485	Countrywide Alternative Loan Trust, Series 2005-20CB-2A2 (-1 x 1 Month LIBOR USD + 5.00%, 5.00% Cap)	0.00	% (f)(g)	07/25/2035	172,395
1,449,639	Countrywide Alternative Loan Trust, Series 2005-26CB-A11 (-2 x 1 Month LIBOR USD + 13.05%, 13.05% Cap)	3.71	% (g)	07/25/2035	1,048,988
1,946,482	Countrywide Alternative Loan Trust, Series 2005-28CB-1A2 (1 Month LIBOR USD + 0.75%, 0.75% Floor, 5.50% Cap)	5.50%		08/25/2035	1,560,770
961,149	Countrywide Alternative Loan Trust, Series 2005-28CB-3A6	6.00%		08/25/2035	449,697
5,368,956	Countrywide Alternative Loan Trust, Series 2005-32T1-A9	5.50%		08/25/2035	3,210,129
2,113,092	Countrywide Alternative Loan Trust, Series 2005-46CB-A14	5.50%		10/25/2035	1,526,791
1,070,532	Countrywide Alternative Loan Trust, Series 2005-46CB-A20	5.50%		10/25/2035	773,501
3,689,311	Countrywide Alternative Loan Trust, Series 2005-48T1-A2	5.50%		11/25/2035	2,224,453
1,274,611	Countrywide Alternative Loan Trust, Series 2005-54CB-3A4	5.50%		11/25/2035	740,261
28,960,921	Countrywide Alternative Loan Trust, Series 2005-55CB-1A1	5.50%		11/25/2035	20,111,472
11,686,224	Countrywide Alternative Loan Trust, Series 2005-57CB-1A1	5.50%		12/25/2035	8,689,854
297,916	Countrywide Alternative Loan Trust, Series 2005-60T1-A7 (-7 x 1 Month LIBOR USD + 35.93%, 35.93% Cap)	0.00	% (g)	12/25/2035	185,258
340,827	Countrywide Alternative Loan Trust, Series 2005-64CB-1A14	5.50%		12/25/2035	302,824
4,946,679	Countrywide Alternative Loan Trust, Series 2005-64CB-1A4	5.50%		12/25/2035	4,395,111
979,247	Countrywide Alternative Loan Trust, Series 2005-73CB-1A5 (1 Month LIBOR USD + 0.80%, 0.80% Floor, 5.50% Cap)	5.50%		01/25/2036	881,940
2,463,582	Countrywide Alternative Loan Trust, Series 2005-73CB-1A6 (-1 x 1 Month LIBOR USD + 4.70%, 4.70% Cap)	0.00	% (f)(g)	01/25/2036	55,347
29,549,887	Countrywide Alternative Loan Trust, Series 2005-77T1-1A1	6.00%		02/25/2036	15,247,943
440,622	Countrywide Alternative Loan Trust, Series 2005-79CB-A5	5.50%		01/25/2036	267,510
17,117,791	Countrywide Alternative Loan Trust, Series 2005-80CB-4A1	6.00%		02/25/2036	8,804,637
18,940,852	Countrywide Alternative Loan Trust, Series 2005-85CB-1A1	6.00%		02/25/2036	8,659,132
1,236,608	Countrywide Alternative Loan Trust, Series 2005-85CB-2A6 (-4 x 1 Month LIBOR USD + 21.63%, 21.63% Cap)	2.75	% (g)	02/25/2036	942,524
861,577	Countrywide Alternative Loan Trust, Series 2005-86CB-A5	5.50%		02/25/2036	522,815
1,209,066	Countrywide Alternative Loan Trust, Series 2005-J10-1A11	5.50%		10/25/2035	854,202
275,155	Countrywide Alternative Loan Trust, Series 2005-J10-1A13 (1 Month LIBOR USD + 0.70%, 0.70% Floor, 5.50% Cap)	5.50%		10/25/2035	174,523
128,895	Countrywide Alternative Loan Trust, Series 2005-J10-1A15	5.50%		10/25/2035	91,064
364,658	Countrywide Alternative Loan Trust, Series 2005-J11-1A3	5.50%		11/25/2035	216,816
205,300	Countrywide Alternative Loan Trust, Series 2005-J11-6A1	6.50%		09/25/2032	188,063
385,210	Countrywide Alternative Loan Trust, Series 2005-J13-2A5 (1 Month LIBOR USD + 0.48%, 0.48% Floor, 5.50% Cap)	5.50%		11/25/2035	245,029
770,420	Countrywide Alternative Loan Trust, Series 2005-J13-2A6 (-1 x 1 Month LIBOR USD + 5.02%, 5.02% Cap)	0.00	% (f)(g)	11/25/2035	38,399
3,445,830	Countrywide Alternative Loan Trust, Series 2005-J1-5A3	5.50%		02/25/2035	3,210,411
15,069	Countrywide Alternative Loan Trust, Series 2005-J1-7A1	5.50%		12/25/2023	13,244
452,020	Countrywide Alternative Loan Trust, Series 2005-J2-1A5 (1 Month LIBOR USD + 0.50%, 0.50% Floor, 5.50% Cap)	5.50%		04/25/2035	352,164
1,390,832	Countrywide Alternative Loan Trust, Series 2005-J2-1A6 (-1 x 1 Month LIBOR USD + 5.00%, 5.00% Cap)	0.00	% (f)(g)	04/25/2035	37,082
2,837,360	Countrywide Alternative Loan Trust, Series 2005-J3-2A8 (1 Month LIBOR USD + 0.30%, 0.30% Floor, 5.50% Cap)	5.45%		05/25/2035	2,079,797
2,837,360	Countrywide Alternative Loan Trust, Series 2005-J3-2A9 (-1 x 1 Month LIBOR USD + 5.20%, 5.20% Cap)	0.05	% (f)(g)	05/25/2035	114,768
2,586,794	Countrywide Alternative Loan Trust, Series 2006-12CB-A3 (1 Month LIBOR USD + 5.75%, 5.75% Floor)	5.75%		05/25/2036	1,376,659
3,188,157	Countrywide Alternative Loan Trust, Series 2006-12CB-A8	6.00%		05/25/2036	1,757,027
10,739,354	Countrywide Alternative Loan Trust, Series 2006-13T1-A1	6.00%		05/25/2036	5,662,891
27,627,455	Countrywide Alternative Loan Trust, Series 2006-15CB-A1	6.50%		06/25/2036	14,037,695
2,668,518	Countrywide Alternative Loan Trust, Series 2006-16CB-A7	6.00%		06/25/2036	1,505,433
708,753	Countrywide Alternative Loan Trust, Series 2006-18CB-A12 (1 Month LIBOR USD + 0.60%, 0.60% Floor, 6.00% Cap)	5.75%		07/25/2036	313,524
708,753	Countrywide Alternative Loan Trust, Series 2006-18CB-A13 (-1 x 1 Month LIBOR USD + 5.50%, 5.50% Cap)	0.35	% (f)(g)	07/25/2036	54,089
3,442,459	Countrywide Alternative Loan Trust, Series 2006-19CB-A12 (1 Month LIBOR USD + 0.40%, 0.40% Floor, 6.00% Cap)	5.55%		08/25/2036	1,638,315
4,668,181	Countrywide Alternative Loan Trust, Series 2006-19CB-A13 (-1 x 1 Month LIBOR USD + 5.60%, 5.60% Cap)	0.45	% (f)(g)	08/25/2036	395,421
718,571	Countrywide Alternative Loan Trust, Series 2006-19CB-A15	6.00%		08/25/2036	444,794
4,111,091	Countrywide Alternative Loan Trust, Series 2006-23CB-2A3	6.50%		08/25/2036	1,436,205
1,298,391	Countrywide Alternative Loan Trust, Series 2006-24CB-A11	5.75%		08/25/2036	730,188
3,800,231	Countrywide Alternative Loan Trust, Series 2006-24CB-A14 (-1 x 1 Month LIBOR USD + 7.15%, 7.15% Cap)	2.00	% (f)(g)	08/25/2036	648,726
3,047,290	Countrywide Alternative Loan Trust, Series 2006-24CB-A22	6.00%		08/25/2036	1,759,399
3,270,658	Countrywide Alternative Loan Trust, Series 2006-24CB-A5 (1 Month LIBOR USD + 0.60%, 0.06% Floor, 6.00% Cap)	5.75%		08/25/2036	1,537,496
1,453,376	Countrywide Alternative Loan Trust, Series 2006-26CB-A17	6.25%		09/25/2036	783,182
1,865,532	Countrywide Alternative Loan Trust, Series 2006-26CB-A9	6.50%		09/25/2036	1,039,590
2,603,254	Countrywide Alternative Loan Trust, Series 2006-29T1-1A2	6.25%		10/25/2036	1,585,422
371,406	Countrywide Alternative Loan Trust, Series 2006-29T1-2A12 (-7 x 1 Month LIBOR USD + 46.15%, 46.15% Cap)	12.67	% (g)	10/25/2036	496,086
227,494	Countrywide Alternative Loan Trust, Series 2006-29T1-2A23 (-4 x 1 Month LIBOR USD + 33.37%, 33.37% Cap)	11.05	% (g)	10/25/2036	244,829
1,897,967	Countrywide Alternative Loan Trust, Series 2006-2CB-A9	6.00%		03/25/2036	878,222
2,572,838	Countrywide Alternative Loan Trust, Series 2006-30T1-1A2	6.25%		11/25/2036	1,989,637
2,059,075	Countrywide Alternative Loan Trust, Series 2006-32CB-A1 (1 Month LIBOR USD + 0.67%, 0.67% Floor, 6.00% Cap)	5.82%		11/25/2036	1,068,913
3,434,536	Countrywide Alternative Loan Trust, Series 2006-32CB-A2 (-1 x 1 Month LIBOR USD + 5.33%, 5.33% Cap)	0.18	% (f)(g)	11/25/2036	258,068
7,367,760	Countrywide Alternative Loan Trust, Series 2006-36T2-2A1	6.25%		12/25/2036	3,355,914
594,709	Countrywide Alternative Loan Trust, Series 2006-36T2-2A4	6.25%		12/25/2036	270,882
792,680	Countrywide Alternative Loan Trust, Series 2006-39CB-1A10	6.00%		01/25/2037	644,052
13,280,179	Countrywide Alternative Loan Trust, Series 2006-39CB-2A2 (-1 x 1 Month LIBOR USD + 6.55%, 6.55% Cap)	1.40	% (f)(g)	01/25/2037	885,915
4,522,528	Countrywide Alternative Loan Trust, Series 2006-39CB-2A4 (1 Month LIBOR USD + 0.45%, 0.45% Floor, 7.00% Cap)	5.60%		01/25/2037	565,209
1,224,120	Countrywide Alternative Loan Trust, Series 2006-40T1-1A11	6.00%		01/25/2037	837,039
2,083,549	Countrywide Alternative Loan Trust, Series 2006-40T1-1A4 (-1 x 1 Month LIBOR USD + 5.45%, 5.45% Cap)	0.30	% (f)(g)	01/25/2037	159,021
2,838,608	Countrywide Alternative Loan Trust, Series 2006-41CB-1A10	6.00%		01/25/2037	1,617,926
6,942,310	Countrywide Alternative Loan Trust, Series 2006-41CB-1A15 (-1 x 1 Month LIBOR USD + 5.40%, 5.40% Cap)	0.25	% (f)(g)	01/25/2037	727,077
6,942,310	Countrywide Alternative Loan Trust, Series 2006-41CB-1A2 (1 Month LIBOR USD + 0.60%, 0.60% Floor, 6.00% Cap)	5.75%		01/25/2037	2,966,193
2,989,116	Countrywide Alternative Loan Trust, Series 2006-41CB-1A9	6.00%		01/25/2037	1,703,711
3,614,899	Countrywide Alternative Loan Trust, Series 2006-42-1A1 (1 Month LIBOR USD + 0.60%, 0.60% Floor, 6.00% Cap)	5.75%		01/25/2047	1,549,726
3,614,899	Countrywide Alternative Loan Trust, Series 2006-42-1A2 (-1 x 1 Month LIBOR USD + 5.40%, 5.40% Cap)	0.25	% (f)(g)	01/25/2047	388,791
2,407,334	Countrywide Alternative Loan Trust, Series 2006-42-1A3	6.00%		01/25/2047	1,388,845
2,714,388	Countrywide Alternative Loan Trust, Series 2006-43CB-1A12	5.75%		02/25/2037	1,506,123
9,391,167	Countrywide Alternative Loan Trust, Series 2006-43CB-1A6	6.00%		02/25/2037	5,350,881
9,743,436	Countrywide Alternative Loan Trust, Series 2006-45T1-1A1 (1 Month LIBOR USD + 0.50%, 6.00% Floor, 6.00% Cap)	6.00%		02/25/2037	4,057,678
3,143,044	Countrywide Alternative Loan Trust, Series 2006-45T1-1A4 (1 Month LIBOR USD + 0.60%, 0.60% Floor, 6.00% Cap)	5.75%		02/25/2037	854,585
3,143,044	Countrywide Alternative Loan Trust, Series 2006-45T1-1A5 (-1 x 1 Month LIBOR USD + 5.40%, 5.40% Cap)	0.25	% (f)(g)	02/25/2037	266,708
1,338,339	Countrywide Alternative Loan Trust, Series 2006-45T1-2A2	6.00%		02/25/2037	752,405
5,499,707	Countrywide Alternative Loan Trust, Series 2006-4CB-1A1	6.00%		04/25/2036	2,950,353
622,951	Countrywide Alternative Loan Trust, Series 2006-6CB-1A4	5.50%		05/25/2036	519,657
4,165,477	Countrywide Alternative Loan Trust, Series 2006-7CB-1A14	6.00%		05/25/2036	2,385,140
7,263,841	Countrywide Alternative Loan Trust, Series 2006-7CB-1A16	6.00%		05/25/2036	4,159,254
2,225,641	Countrywide Alternative Loan Trust, Series 2006-7CB-1A6	6.00%		05/25/2036	1,293,429
2,254,155	Countrywide Alternative Loan Trust, Series 2006-7CB-1A9	6.00%		05/25/2036	1,290,722
815,025	Countrywide Alternative Loan Trust, Series 2006-9T1-A11	6.00%		05/25/2036	363,837
1,918,660	Countrywide Alternative Loan Trust, Series 2006-J1-1A10	5.50%		02/25/2036	1,382,965
3,892,887	Countrywide Alternative Loan Trust, Series 2006-J1-1A3	5.50%		02/25/2036	2,805,983
796,289	Countrywide Alternative Loan Trust, Series 2006-J4-2A2	6.00%		07/25/2036	492,360
1,017,487	Countrywide Alternative Loan Trust, Series 2006-J7-1A1	6.25%		11/25/2036	503,525
29,858,193	Countrywide Alternative Loan Trust, Series 2006-OA21-A1 (1 Month LIBOR USD + 0.19%, 0.19% Floor)	5.35%		03/20/2047	24,594,409
2,752,354	Countrywide Alternative Loan Trust, Series 2006-OA7-1A2 (12 Month US Treasury Average + 0.94%, 0.94% Floor)	4.92%		06/25/2046	2,346,563
587,005	Countrywide Alternative Loan Trust, Series 2007-11T1-A24 (-6 x 1 Month LIBOR USD + 39.90%, 39.90% Cap)	9.00	% (g)	05/25/2037	574,608
9,200,931	Countrywide Alternative Loan Trust, Series 2007-12T1-A11	6.00%		06/25/2037	4,445,847
8,614,311	Countrywide Alternative Loan Trust, Series 2007-15CB-A1	6.00%		07/25/2037	5,574,067
5,137,379	Countrywide Alternative Loan Trust, Series 2007-15CB-A2	5.75%		07/25/2037	3,206,394
6,162,994	Countrywide Alternative Loan Trust, Series 2007-15CB-A5	5.75%		07/25/2037	3,846,512
7,329,588	Countrywide Alternative Loan Trust, Series 2007-16CB-2A1 (1 Month LIBOR USD + 0.45%, 0.45% Floor, 7.00% Cap)	5.60%		08/25/2037	2,729,393
2,122,465	Countrywide Alternative Loan Trust, Series 2007-16CB-2A2 (-8 x 1 Month LIBOR USD + 54.58%, 54.58% Cap)	11.66	% (g)	08/25/2037	2,885,380
2,585,050	Countrywide Alternative Loan Trust, Series 2007-16CB-4A7	6.00%		08/25/2037	2,028,392
4,879,112	Countrywide Alternative Loan Trust, Series 2007-17CB-1A10 (-5 x 1 Month LIBOR USD + 29.90%, 29.90% Cap)	6.21	% (g)	08/25/2037	4,458,122
737,976	Countrywide Alternative Loan Trust, Series 2007-18CB-2A25	6.00%		08/25/2037	447,095
596,066	Countrywide Alternative Loan Trust, Series 2007-19-1A10 (-6 x 1 Month LIBOR USD + 39.00%, 39.00% Cap)	8.10	% (g)	08/25/2037	641,785
10,683,260	Countrywide Alternative Loan Trust, Series 2007-19-1A34	6.00%		08/25/2037	5,545,402
8,760,896	Countrywide Alternative Loan Trust, Series 2007-19-1A4	6.00%		08/25/2037	4,547,552
26,975,093	Countrywide Alternative Loan Trust, Series 2007-19-2A1	6.50%		08/25/2037	11,838,794
2,699,733	Countrywide Alternative Loan Trust, Series 2007-21CB-2A2 (-4 x 1 Month LIBOR USD + 28.40%, 28.40% Cap)	7.80	% (g)	09/25/2037	2,281,969
18,080,430	Countrywide Alternative Loan Trust, Series 2007-22-2A16	6.50%		09/25/2037	7,431,863
6,867,352	Countrywide Alternative Loan Trust, Series 2007-23CB-A3 (1 Month LIBOR USD + 0.50%, 0.50% Floor, 7.00% Cap)	5.65%		09/25/2037	2,758,253
9,746,196	Countrywide Alternative Loan Trust, Series 2007-23CB-A4 (-1 x 1 Month LIBOR USD + 6.50%, 6.50% Cap)	1.35	% (f)(g)	09/25/2037	1,394,403
1,005,646	Countrywide Alternative Loan Trust, Series 2007-24-A2 (-6 x 1 Month LIBOR USD + 41.70%, 41.70% Cap)	10.80	% (g)	10/25/2037	996,442
2,010,866	Countrywide Alternative Loan Trust, Series 2007-24-A3 (-1 x 1 Month LIBOR USD + 6.95%, 6.95% Cap)	1.80	% (f)(g)	10/25/2037	362,900
3,298,830	Countrywide Alternative Loan Trust, Series 2007-24-A4 (1 Month LIBOR USD + 0.70%, 0.70% Floor, 7.00% Cap)	5.85%		10/25/2037	769,732
4,363,193	Countrywide Alternative Loan Trust, Series 2007-24-A6 (1 Month LIBOR USD + 1.00%, 1.00% Floor, 7.00% Cap)	6.15%		10/25/2037	1,091,169
3,192,144	Countrywide Alternative Loan Trust, Series 2007-2CB-1A4 (1 Month LIBOR USD + 1.00%, 5.75% Floor, 100.00% Cap)	6.17%		03/25/2037	1,817,695
15,342,616	Countrywide Alternative Loan Trust, Series 2007-4CB-2A1	7.00%		03/25/2037	1,670,446
3,567,112	Countrywide Alternative Loan Trust, Series 2007-5CB-1A18 (-1 x 1 Month LIBOR USD + 5.65%, 5.65% Cap)	0.50	% (f)(g)	04/25/2037	401,951
3,567,112	Countrywide Alternative Loan Trust, Series 2007-5CB-1A23 (1 Month LIBOR USD + 0.55%, 0.55% Floor, 6.00% Cap)	5.70%		04/25/2037	1,562,139
14,207,734	Countrywide Alternative Loan Trust, Series 2007-5CB-1A31	5.50%		04/25/2037	7,761,606
5,808,860	Countrywide Alternative Loan Trust, Series 2007-5CB-2A1	6.00%		04/25/2037	2,801,119
4,788,437	Countrywide Alternative Loan Trust, Series 2007-6-A1	5.75%		04/25/2047	2,752,365
5,250,559	Countrywide Alternative Loan Trust, Series 2007-6-A4	5.75%		04/25/2047	3,017,990
1,315,245	Countrywide Alternative Loan Trust, Series 2007-7T2-A8	6.00%		04/25/2037	623,018
237,199	Countrywide Alternative Loan Trust, Series 2007-8CB-A12 (-6 x 1 Month LIBOR USD + 40.20%, 40.20% Cap)	9.30	% (g)	05/25/2037	236,251
253,206	Countrywide Alternative Loan Trust, Series 2007-8CB-A8 (-6 x 1 Month LIBOR USD + 40.08%, 40.08% Cap)	9.18	% (g)	05/25/2037	250,968
394,540	Countrywide Alternative Loan Trust, Series 2007-9T1-1A4 (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.00% Cap)	5.65%		05/25/2037	150,543
394,540	Countrywide Alternative Loan Trust, Series 2007-9T1-1A5 (-1 x 1 Month LIBOR USD + 5.50%, 5.50% Cap)	0.35	% (f)(g)	05/25/2037	33,542
1,423,966	Countrywide Alternative Loan Trust, Series 2007-9T1-2A1	6.00%		05/25/2037	690,655
19,918,032	Countrywide Alternative Loan Trust, Series 2007-HY2-1A	4.05	% (c)	03/25/2047	17,229,181
18,507,929	Countrywide Alternative Loan Trust, Series 2007-HY4-4A1	3.99	% (c)	06/25/2037	16,154,168
19,799,598	Countrywide Asset Backed Certificates, Series 2006-25-1A (1 Month LIBOR USD + 0.14%, 0.14% Floor)	5.29%		06/25/2047	18,209,904
5,744,368	Countrywide Asset Backed Certificates, Series 2006-26-1A (1 Month LIBOR USD + 0.14%, 0.14% Floor)	5.29%		06/25/2037	5,302,187
21,495,396	Countrywide Asset Backed Certificates, Series 2007-4-A5	4.45	% (d)	04/25/2047	15,692,073
11,023,314	Countrywide Asset Backed Certificates, Series 2007-BC1-1A (1 Month LIBOR USD + 0.28%, 0.28% Floor)	5.43%		05/25/2037	10,175,969
1,952,381	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-10-5A4	5.50%		11/25/2035	1,470,891
411,158	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-10-5A5	5.50%		11/25/2035	309,732
3,943,553	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-11-2A1	6.00%		12/25/2035	2,858,621
5,471,897	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-12-5A1	5.25%		01/25/2036	4,767,062
9,678,679	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-12-7A1	7.00%		01/25/2036	1,541,268
2,501,082	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-8-3A10	5.50%		09/25/2035	2,196,366
3,569,604	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-8-7A1	7.00%		09/25/2035	1,782,566
8,303,241	Credit Suisse Mortgage Capital Certificates, Series 2009-11R-4A1	7.00	% (a)(c)	09/26/2037	2,407,765
5,759,618	Credit Suisse Mortgage Capital Certificates, Series 2009-12R-5A1	6.00	% (a)(b)	06/27/2036	3,148,064
7,407,715	Credit Suisse Mortgage Capital Certificates, Series 2012-10R-4A2	3.87	% (a)(c)	08/26/2046	5,160,032
29,501,621	Credit Suisse Mortgage Capital Certificates, Series 2021-RPL9-A1	2.44	% (a)(c)	02/25/2061	27,345,277
69,543,598	Credit Suisse Mortgage-Backed Trust, Series 2017-RPL2-CERT	0.00	% (a)(b)(c)	02/25/2056	49,660,402
4,227,000	Credit Suisse Mortgage-Backed Trust, Series 2020-AFC1-B1	3.45	% (a)(c)	02/25/2050	2,983,283
9,266,829	Credit Suisse Mortgage-Backed Trust, Series 2020-RPL1-CERT	3.23	% (a)(c)	01/25/2046	7,406,284
8,259,522	Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB4-AV3 (1 Month LIBOR USD + 0.30%, 0.30% Floor)	2.82%		05/25/2036	5,432,331
3,954,286	CSAB Mortgage Backed Trust, Series 2006-3-A4B	6.61	% (d)	11/25/2036	661,340
2,274,596	CSAB Mortgage Backed Trust, Series 2006-4-A6A	6.18	% (d)	12/25/2036	457,367
8,313,039	CSAB Mortgage Backed Trust, Series 2007-1-1A1A	5.90	% (c)	05/25/2037	2,127,740
776,000	CSMC Mortgage-Backed Trust, Series 2005-1R-2A5	5.75	% (a)	12/26/2035	551,423
11,281,244	CSMC Mortgage-Backed Trust, Series 2006-1-2A1	6.00%		02/25/2036	3,828,653
2,329,580	CSMC Mortgage-Backed Trust, Series 2006-2-5A1 (1 Month LIBOR USD + 0.70%, 0.70% Floor, 6.00% Cap)	5.85%		03/25/2036	766,004
13,021,283	CSMC Mortgage-Backed Trust, Series 2006-2-5A2 (-1 x 1 Month LIBOR USD + 5.30%, 5.30% Cap)	0.15	% (f)(g)	03/25/2036	984,762
2,712,315	CSMC Mortgage-Backed Trust, Series 2006-2-5A3	6.25%		03/25/2036	1,271,951
7,340,610	CSMC Mortgage-Backed Trust, Series 2006-2-5A4	6.00%		03/25/2036	3,313,114
1,126,504	CSMC Mortgage-Backed Trust, Series 2006-3-4A3	5.50%		04/25/2036	823,026
681,001	CSMC Mortgage-Backed Trust, Series 2006-3-4A4	5.50%		04/25/2036	497,541
2,429,173	CSMC Mortgage-Backed Trust, Series 2006-4-1A8 (1 Month LIBOR USD + 1.00%, 6.00% Floor, 6.00% Cap)	6.00%		05/25/2036	1,437,053
20,280,070	CSMC Mortgage-Backed Trust, Series 2006-4-4A1	7.00%		05/25/2036	5,234,142
7,094,686	CSMC Mortgage-Backed Trust, Series 2006-4-6A1	6.00%		05/25/2036	2,901,427
6,824,723	CSMC Mortgage-Backed Trust, Series 2006-6-1A4	6.00%		07/25/2036	3,594,259
10,035,754	CSMC Mortgage-Backed Trust, Series 2006-6-3A1	7.00%		07/25/2036	1,614,067
113,952	CSMC Mortgage-Backed Trust, Series 2006-7-3A11	6.00%		08/25/2036	42,873
1,575,673	CSMC Mortgage-Backed Trust, Series 2006-7-7A5	6.00%		08/25/2036	1,251,587
2,277,941	CSMC Mortgage-Backed Trust, Series 2006-9-2A1	5.50%		11/25/2036	1,946,227
9,290,938	CSMC Mortgage-Backed Trust, Series 2006-9-3A1	6.00%		11/25/2036	7,887,356
3,474,233	CSMC Mortgage-Backed Trust, Series 2006-9-4A1	6.00%		11/25/2036	2,134,351
1,309,977	CSMC Mortgage-Backed Trust, Series 2006-9-6A14	6.00%		11/25/2036	1,053,403
212,831	CSMC Mortgage-Backed Trust, Series 2006-9-6A15 (-6 x 1 Month LIBOR USD + 39.90%, 39.90% Cap)	9.07	% (g)	11/25/2036	249,576
8,342,168	CSMC Mortgage-Backed Trust, Series 2007-1-1A4	6.13	% (c)	02/25/2037	2,112,503
5,453,663	CSMC Mortgage-Backed Trust, Series 2007-1-3A1	6.00%		02/25/2057	959,775
2,973,558	CSMC Mortgage-Backed Trust, Series 2007-1-5A14	6.00%		02/25/2037	1,775,457
26,845	CSMC Mortgage-Backed Trust, Series 2007-2-2A1	5.00%		03/25/2037	20,907
5,166,866	CSMC Mortgage-Backed Trust, Series 2007-3-2A10	6.00%		04/25/2037	2,037,261
2,434,509	CSMC Mortgage-Backed Trust, Series 2007-5-2A5	5.00%		08/25/2037	2,003,869
23,310,833	CSMC Mortgage-Backed Trust, Series 2007-5-3A19	6.00%		08/25/2037	17,506,739
10,277,428	CSMC Mortgage-Backed Trust, Series 2007-5-3A9	6.00%		08/25/2037	7,719,115
2,377,127	CSMC Mortgage-Backed Trust, Series 2008-2R-1A1	6.00	% (a)(b)	07/25/2037	1,844,020
3,223	CSMC Trust, Series 2009-1R-4A2	3.31	% (a)(c)	07/20/2035	2,744
1,531,140	CSMC Trust, Series 2010-13R-1A2	5.50	% (a)(c)	12/26/2035	1,293,236
22,521,087	CSMC Trust, Series 2010-17R-6A1	3.82	% (a)(c)	06/26/2037	21,140,691
6,791,999	CSMC Trust, Series 2010-4R-3A17	6.00	% (a)(b)(c)	06/26/2037	6,069,231
3,353,376	CSMC Trust, Series 2010-4R-8A17	6.00	% (a)(b)(c)	06/26/2037	2,996,528
8,758,611	CSMC Trust, Series 2010-7R-1A17	6.00	% (a)(c)	01/26/2037	4,807,589
8,886,696	CSMC Trust, Series 2013-9R-A1	3.00	% (a)(c)	05/27/2043	7,492,443
7,693,493	CSMC Trust, Series 2019-RPL6-CERT	0.00	% (a)(c)	11/25/2058	6,603,566
181,360,501	CSMC Trust, Series 2019-RPL6-PT1	3.98	% (a)(c)	11/25/2058	154,475,856
176,602,220	CSMC Trust, Series 2020-RPL1-PT1	3.34	% (a)(c)	10/25/2069	137,801,511
14,320,633	CSMC Trust, Series 2021-JR1-A1	2.47	% (a)(c)	09/27/2066	13,816,697
12,871,651	CSMC Trust, Series 2021-JR2-A1	2.22	% (a)(c)	11/25/2061	12,272,961
7,469,850	CSMC Trust, Series 2021-NQM1-B1	2.83	% (a)(c)	05/25/2065	4,662,804
6,225,825	CSMC Trust, Series 2021-NQM5-M1	2.17	% (a)(c)	05/25/2066	3,281,337
3,180,040	CSMC Trust, Series 2021-NQM6-B1	3.29	% (a)(c)	07/25/2066	1,776,381
7,445,317	CSMC Trust, Series 2021-NQM6-M1	2.58	% (a)(c)	07/25/2066	4,307,720
17,544,000	CWABS Asset-Backed Certificates Trust, Series 2005-11-MF1	5.35	% (c)	02/25/2036	14,850,321
1,431,587	CWABS Asset-Backed Certificates Trust, Series 2005-4-AF5B	5.65	% (d)	10/25/2035	1,415,750
7,814,856	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-4-A5	5.50	% (c)	09/25/2035	6,891,055
242,526	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-5-1A6 (-7 x 1 Month LIBOR USD + 35.93%, 35.93% Cap)	0.00	% (g)	11/25/2035	317,932
489,137	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-5-2A1 (1 Month LIBOR USD + 0.20%, 0.20% Floor, 5.50% Cap)	5.34%		11/25/2035	216,716
1,476,269	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-5-2A2 (-1 x 1 Month LIBOR USD + 5.30%, 5.30% Cap)	0.16	% (f)(g)	11/25/2035	49,752
5,048,361	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-6-2A1	5.50%		12/25/2035	4,212,855
13,179,289	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2007-2-2A1 (1 Month LIBOR USD + 0.30%, 0.30% Floor)	5.45%		09/25/2047	11,222,052
15,705,031	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2007-OA3-A2 (1 Month LIBOR USD + 0.25%, 0.25% Floor)	5.40%		07/25/2047	13,561,187
3,210,836	Deutsche ALT-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB1-A1C	5.67	% (c)	02/25/2036	2,800,399
416,015	Deutsche ALT-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2-A2	4.81	% (c)	06/25/2036	361,720
710,155	Deutsche ALT-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB4-A1A	6.01	% (c)	10/25/2036	573,807
9,916,731	Deutsche ALT-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB4-A2	5.65	% (c)	10/25/2036	8,015,370
706,448	Deutsche ALT-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB4-A3	5.90	% (c)	10/25/2036	570,867
1,030,544	Deutsche ALT-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB4-A3A1	5.90	% (c)	10/25/2036	832,076
2,036,279	Deutsche ALT-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB4-A6A1	6.37	% (d)	10/25/2036	1,639,070
3,820,807	Deutsche Mortgage & Asset Receiving Corporation, Series 2014-RS1-3A2 (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.00% Cap)	5.54	% (a)(b)	10/27/2036	3,176,874
4,390,492	Deutsche Mortgage Securities, Inc., Series 2006-PR1-3A1 (-1 x 1 Month LIBOR USD + 12.12%, 12.12% Cap)	4.85	% (a)(g)	04/15/2036	3,960,618
1,408,316	Deutsche Mortgage Securities, Inc., Series 2006-PR1-4AI1 (-1 x 1 Month LIBOR USD + 12.11%, 12.11% Cap)	4.84	% (a)(g)	04/15/2036	1,261,317
2,293,862	Deutsche Mortgage Securities, Inc., Series 2006-PR1-4AI2 (-2 x 1 Month LIBOR USD + 14.60%, 14.61% Cap)	4.69	% (a)(g)	04/15/2036	2,034,356
307,637	Deutsche Mortgage Securities, Inc., Series 2006-PR1-5AI1 (-3 x 1 Month LIBOR USD + 19.35%, 19.35% Cap)	3.77	% (a)(g)	04/15/2036	266,997
2,704,548	Deutsche Mortgage Securities, Inc., Series 2006-PR1-5AI3 (-1 x 1 Month LIBOR USD + 12.57%, 12.57% Cap)	5.30	% (a)(g)	04/15/2036	2,313,318
44,802,860	Deutsche Mortgage Securities, Inc., Series 2006-PR1-5AI4 (-1 x 1 Month LIBOR USD + 12.12%, 12.12% Cap)	4.85	% (a)(g)	04/15/2036	38,246,759
10,411,122	Equifirst Loan Securitization Trust, Series 2007-1-A2B (1 Month LIBOR USD + 0.19%, 0.19% Floor)	5.34%		04/25/2037	9,257,981
22,750,000	FBR Securitization Trust, Series 2005-2-M4 (1 Month LIBOR USD + 0.93%, 0.93% Floor, 14.00% Cap)	6.08%		09/25/2035	19,881,059
5,500,000	FBR Securitization Trust, Series 2005-5-M3 (1 Month LIBOR USD + 0.74%, 0.74% Floor, 14.00% Cap)	5.89%		11/25/2035	4,981,307
75,600,000	Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2022-DNA3-M1B (Secured Overnight Financing Rate 30 Day Average + 2.90%)	7.97	% (a)	04/25/2042	75,569,700
3,332,189	Fieldstone Mortgage Investment Trust, Series 2007-1-2A2 (1 Month LIBOR USD + 0.27%, 0.27% Floor, 12.25% Cap)	5.68%		04/25/2047	2,351,333
19,850,803	Figure Line of Credit Trust, Series 2020-1-A	4.04	% (a)(c)	09/25/2049	18,656,330
7,485,819	First Franklin Mortgage Loan Trust, Series 2006-FF8-M1 (1 Month LIBOR USD + 0.38%, 0.38% Floor)	5.53%		07/25/2036	7,005,349
4,000,000	First Franklin Mortgage Loan Trust, Series 2006-FF9-2A4 (1 Month LIBOR USD + 0.50%, 0.50% Floor)	5.65%		06/25/2036	3,548,356
18,141,921	First Franklin Mortgage Loan Trust, Series 2007-FF2-A1 (1 Month LIBOR USD + 0.14%, 0.14% Floor)	5.29%		03/25/2037	9,978,351
21,638,874	First Franklin Mortgage Loan Trust, Series 2007-FF2-A2C (1 Month LIBOR USD + 0.15%, 0.15% Floor)	5.30%		03/25/2037	10,523,090
2,963,847	First Horizon Alternative Mortgage Securities Trust, Series 2005-AA4-1A1	5.10	% (c)	05/25/2035	1,597,351
3,433,770	First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8-1A4	5.50%		11/25/2035	1,792,188
256,337	First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8-2A1	5.00%		02/25/2050	255,082
1,088,251	First Horizon Alternative Mortgage Securities Trust, Series 2006-AA3-A1	5.55	% (c)	06/25/2036	859,538
1,934,986	First Horizon Alternative Mortgage Securities Trust, Series 2006-FA1-1A12	6.00%		04/25/2036	979,217
6,493,082	First Horizon Alternative Mortgage Securities Trust, Series 2006-FA1-1A3	5.75%		04/25/2036	3,160,535
1,228,096	First Horizon Alternative Mortgage Securities Trust, Series 2006-FA2-1A5	6.00%		05/25/2036	545,475
1,923,886	First Horizon Alternative Mortgage Securities Trust, Series 2006-FA8-1A5	6.00%		02/25/2037	832,055
2,909,630	First Horizon Alternative Mortgage Securities Trust, Series 2006-RE1-A1	5.50	% (c)	05/25/2035	1,960,520
10,625,202	First Horizon Alternative Mortgage Securities Trust, Series 2007-FA3-A3	6.00%		06/25/2037	4,162,123
546,721	First Horizon Alternative Mortgage Securities Trust, Series 2007-FA3-A4	6.00%		06/25/2037	214,163
606,749	First Horizon Alternative Mortgage Securities Trust, Series 2007-FA4-1A13	6.25%		08/25/2037	265,819
1,873,082	First Horizon Alternative Mortgage Securities Trust, Series 2007-FA4-1A4	6.25%		08/25/2037	820,604
1,064,961	First Horizon Alternative Mortgage Securities Trust, Series 2007-FA4-1A5	6.25%		08/25/2037	466,563
903,390	First Horizon Mortgage Pass-Through Trust, Series 2006-1-1A2	6.00%		05/25/2036	431,081
1,532,056	First Horizon Mortgage Pass-Through Trust, Series 2007-4-1A1	6.00%		08/25/2037	656,240
9,000,000	FirstKey Homes Trust, Series 2020-SFR1-E	2.79	% (a)	08/17/2037	8,242,986
18,000,000	FirstKey Homes Trust, Series 2020-SFR2-D	1.97	% (a)	10/19/2037	16,122,510
26,225,000	FirstKey Homes Trust, Series 2020-SFR2-E	2.67	% (a)	10/19/2037	23,780,576
16,350,000	FirstKey Homes Trust, Series 2021-SFR1-E1	2.39	% (a)	08/17/2038	13,998,849
11,500,000	FirstKey Homes Trust, Series 2021-SFR1-E2	2.49	% (a)	08/17/2038	9,849,868
8,000,000	FirstKey Homes Trust, Series 2021-SFR2-D	2.06	% (a)	09/17/2038	6,901,426
8,000,000	FirstKey Homes Trust, Series 2021-SFR2-E1	2.26	% (a)	09/17/2038	6,866,133
8,000,000	FirstKey Homes Trust, Series 2021-SFR2-E2	2.36	% (a)	09/17/2038	6,848,698
34,891,000	FirstKey Homes Trust, Series 2021-SFR3-B	2.44	% (a)	12/17/2038	30,866,292
29,584,000	FirstKey Homes Trust, Series 2021-SFR3-C	2.54	% (a)	12/17/2038	25,984,098
22,626,000	FirstKey Homes Trust, Series 2021-SFR3-D	2.79	% (a)	12/17/2038	19,958,189
45,314,000	FirstKey Homes Trust, Series 2021-SFR3-E1	2.99	% (a)	12/17/2038	39,627,741
25,293,000	FirstKey Homes Trust, Series 2021-SFR3-E2	3.08	% (a)	12/17/2038	22,126,241
10,174,000	FirstKey Homes Trust, Series 2021-SFR3-F1	3.58	% (a)	12/17/2038	8,943,123
62,350,000	FMC GMSR Issuer Trust, Series 2020-GT1-A	4.45	% (a)(c)	01/25/2026	53,625,383
72,500,000	FMC GMSR Issuer Trust, Series 2021-GT1-A	3.62	% (a)(c)	07/25/2026	59,088,979
64,820,000	FMC GMSR Issuer Trust, Series 2021-GT2-A	3.85	% (a)(c)	10/25/2026	53,018,780
116,432,441	Fremont Home Loan Trust, Series 2006-D-1A1 (1 Month LIBOR USD + 0.14%, 0.14% Floor)	5.29%		11/25/2036	68,648,486
7,750,000	FRTKL, Series 2021-SFR1-E1	2.37	% (a)	09/17/2038	6,608,843
6,650,000	FRTKL, Series 2021-SFR1-E2	2.52	% (a)	09/17/2038	5,657,653
2,751,000	GCAT Trust, Series 2019-NQM3-M1	3.45	% (a)(c)	11/25/2059	2,139,088
7,096,000	GCAT Trust, Series 2021-NQM2-M1	2.54	% (a)(c)	05/25/2066	4,389,692
8,405,000	GCAT Trust, Series 2021-NQM6-B1	4.42	% (a)(c)	08/25/2066	5,786,692
32,519,049	GE-WMC Mortgage Securities Trust, Series 2006-1-A2B (1 Month LIBOR USD + 0.30%, 0.30% Floor)	5.45%		08/25/2036	14,232,911
1,781,533	GMACM Mortgage Loan Trust, Series 2005-AR5-3A1	3.86	% (c)	09/19/2035	1,461,511
21,317,584	GreenPoint Mortgage Funding Trust, Series 2005-AR3-2A1 (1 Month LIBOR USD + 0.52%, 0.52% Floor, 10.50% Cap)	5.67%		08/25/2045	7,581,688
17,824,890	GreenPoint Mortgage Funding Trust, Series 2007-AR2-1A3 (1 Month LIBOR USD + 0.24%, 0.24% Floor)	5.39%		04/25/2047	15,554,079
891,564	GS Mortgage Securities Corporation Trust, Series 2008-2R-1A1	3.78	% (a)(c)	09/25/2036	303,257
110,660,031	GS Mortgage-Backed Securities Trust, Series 2020-RPL2-A1	1.75	% (a)(c)	05/25/2060	95,025,295
12,540,000	GS Mortgage-Backed Securities Trust, Series 2020-RPL2-M1	2.25	% (a)(c)	05/25/2060	9,833,706
10,237,000	GS Mortgage-Backed Securities Trust, Series 2020-RPL2-M2	2.75	% (a)(c)	05/25/2060	7,910,205
9,341,000	GS Mortgage-Backed Securities Trust, Series 2020-RPL2-M3	3.00	% (a)(c)	05/25/2060	6,930,223
31,817,488	GS Mortgage-Backed Securities Trust, Series 2020-RPL2-PT4	6.85	% (a)(i)	05/25/2060	27,882,874
109,233	GSAA Home Equity Trust, Series 2005-12-AF3	5.07	% (c)	09/25/2035	74,380
7,858,053	GSAA Home Equity Trust, Series 2006-10-AF3	5.98	% (c)	06/25/2036	2,172,165
5,624,143	GSAA Home Equity Trust, Series 2006-10-AF4	6.80	% (d)	06/25/2036	1,537,844
10,778,141	GSAA Home Equity Trust, Series 2006-15-AF4	6.46	% (d)	09/25/2036	2,951,187
1,659,878	GSAA Home Equity Trust, Series 2006-18-AF3A	5.77	% (c)	11/25/2036	511,905
3,882,539	GSAA Home Equity Trust, Series 2006-18-AF6	6.18	% (d)	11/25/2036	942,952
7,329,160	GSAA Home Equity Trust, Series 2006-19-A1 (1 Month LIBOR USD + 0.18%, 0.18% Floor)	5.33%		12/25/2036	2,068,829
3,983,251	GSAA Home Equity Trust, Series 2007-10-A1A	6.00%		11/25/2037	2,589,548
2,522,239	GSAA Home Equity Trust, Series 2007-10-A2A	6.50%		11/25/2037	1,167,975
5,751,438	GSAA Home Equity Trust, Series 2007-7-A5 (1 Month LIBOR USD + 0.56%, 0.56% Floor)	5.71%		07/25/2037	3,068,004
15,932,680	GSAMP Trust, Series 2006-HE6-A3 (1 Month LIBOR USD + 0.30%, 0.30% Floor)	5.45%		08/25/2036	12,626,704
6,849,409	GSAMP Trust, Series 2007-H1-A2B (1 Month LIBOR USD + 0.40%, 0.40% Floor)	5.55%		01/25/2047	3,714,137
6,541,641	GSMPS Mortgage Loan Trust, Series 2005-RP2-1AF (1 Month LIBOR USD + 0.35%, 0.35% Floor)	5.50	% (a)	03/25/2035	5,722,892
6,541,641	GSMPS Mortgage Loan Trust, Series 2005-RP2-1AS	0.00	% (a)(c)(f)	03/25/2035	69,024
4,246,435	GSMPS Mortgage Loan Trust, Series 2005-RP3-1AF (1 Month LIBOR USD + 0.35%, 0.35% Floor, 9.50% Cap)	5.50	% (a)	09/25/2035	3,593,203
4,246,435	GSMPS Mortgage Loan Trust, Series 2005-RP3-1AS	0.00	% (a)(c)(f)	09/25/2035	35,986
16,020,977	GSMPS Mortgage Loan Trust, Series 2006-RP1-1AF1 (1 Month LIBOR USD + 0.35%, 0.35% Floor, 9.15% Cap)	5.50	% (a)	01/25/2036	13,058,634
16,020,977	GSMPS Mortgage Loan Trust, Series 2006-RP1-1AS	0.00	% (a)(c)(f)	01/25/2036	166,873
16,954,930	GSMSC Resecuritization Trust, Series 2014-3R-2B (1 Month LIBOR USD + 0.18%, 0.18% Floor)	5.32	% (a)	09/26/2036	9,343,458
718,144	GSR Mortgage Loan Trust, Series 2005-1F-1A2	5.50%		02/25/2035	670,802
1,687,857	GSR Mortgage Loan Trust, Series 2005-1F-3A3	6.00%		01/25/2035	1,494,589
216,131	GSR Mortgage Loan Trust, Series 2005-6F-3A5	6.00%		07/25/2035	204,058
2,288,886	GSR Mortgage Loan Trust, Series 2005-6F-3A9 (-1 x 1 Month LIBOR USD + 6.90%, 6.90% Cap)	1.75	% (f)(g)	07/25/2035	173,079
126,479	GSR Mortgage Loan Trust, Series 2005-6F-4A1 (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.00% Cap)	5.65%		07/25/2035	121,127
102,499	GSR Mortgage Loan Trust, Series 2005-7F-3A1 (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.00% Cap)	5.65%		09/25/2035	99,819
6,976,869	GSR Mortgage Loan Trust, Series 2005-8F-3A5	6.00%		11/25/2035	2,880,803
1,670,972	GSR Mortgage Loan Trust, Series 2005-8F-4A1	6.00%		11/25/2035	713,182
180,683	GSR Mortgage Loan Trust, Series 2006-1F-1A2	5.50%		02/25/2036	263,324
328,000	GSR Mortgage Loan Trust, Series 2006-2F-2A3	5.75%		02/25/2036	290,342
1,549,686	GSR Mortgage Loan Trust, Series 2006-2F-3A3	6.00%		02/25/2036	796,909
1,861,166	GSR Mortgage Loan Trust, Series 2006-2F-3A6	6.00%		02/25/2036	957,085
17,047,616	GSR Mortgage Loan Trust, Series 2006-5F-3A1	6.50%		06/25/2036	8,117,447
4,213,584	GSR Mortgage Loan Trust, Series 2006-6F-2A3	6.00%		07/25/2036	2,504,435
3,662,824	GSR Mortgage Loan Trust, Series 2006-7F-3A4	6.25%		08/25/2036	1,281,153
9,660,645	GSR Mortgage Loan Trust, Series 2006-9F-4A1	6.50%		10/25/2036	4,607,259
28,008,092	GSR Mortgage Loan Trust, Series 2006-OA1-3A1	4.07	% (i)	08/25/2046	6,352,294
182,854	GSR Mortgage Loan Trust, Series 2007-1F-2A2	5.50%		01/25/2037	379,051
552,385	GSR Mortgage Loan Trust, Series 2007-4F-1A1	5.00%		07/25/2037	797,353
12,575,261	GSR Mortgage Loan Trust, Series 2007-4F-3A11	6.00%		07/25/2037	8,387,488
41,304,693	GSR Mortgage Loan Trust, Series 2007-OA1-1A1 (1 Month LIBOR USD + 0.23%, 0.23% Floor)	5.38%		05/25/2037	21,188,428
282,464	Harborview Mortgage Loan Trust, Series 2005-14-3A1A	4.60	% (c)	12/19/2035	266,927
5,193,066	Harborview Mortgage Loan Trust, Series 2005-2-1A (1 Month LIBOR USD + 0.52%, 0.52% Floor)	5.68%		05/19/2035	1,731,034
21,666,772	Harborview Mortgage Loan Trust, Series 2005-8-1A1A (1 Month LIBOR USD + 0.62%, 0.62% Floor, 11.00% Cap)	5.78%		09/19/2035	11,672,005
41,134,314	Harborview Mortgage Loan Trust, Series 2005-8-2A1A (12 Month US Treasury Average + 1.55%, 1.55% Floor)	5.53%		09/19/2035	19,045,722
3,780,106	Harborview Mortgage Loan Trust, Series 2006-10-2A1A (1 Month LIBOR USD + 0.18%, 0.18% Floor)	5.34%		11/19/2036	3,347,987
3,822,935	Harborview Mortgage Loan Trust, Series 2006-11-A1A (1 Month LIBOR USD + 0.34%, 0.34% Floor)	5.50%		12/19/2036	3,573,719
31,631,318	Harborview Mortgage Loan Trust, Series 2006-14-1A1A (1 Month LIBOR USD + 0.36%, 0.36% Floor)	5.52%		01/25/2047	30,745,119
5,544,705	Harborview Mortgage Loan Trust, Series 2006-4-1A2A (1 Month LIBOR USD + 0.38%, 0.38% Floor)	5.54%		05/19/2046	2,995,047
56,803,113	Harborview Mortgage Loan Trust, Series 2006-8-1A1 (1 Month LIBOR USD + 0.40%)	5.55%		07/21/2036	30,743,378
6,799,755	Harborview Mortgage Loan Trust, Series 2006-BU1-1A1A (1 Month LIBOR USD + 0.42%, 0.42% Floor, 10.50% Cap)	5.58%		02/19/2046	5,860,663
13,842,773	Harborview Mortgage Loan Trust, Series 2007-7-1A1 (1 Month LIBOR USD + 2.00%, 10.50% Cap)	6.15%		10/25/2037	10,886,081
418,943	Home Equity Asset Trust, Series 2003-3-M1 (1 Month LIBOR USD + 1.29%, 1.29% Floor)	6.44%		08/25/2033	406,772
10,658	Home Equity Asset Trust, Series 2004-7-M2 (1 Month LIBOR USD + 0.99%, 0.99% Floor)	6.14%		01/25/2035	10,658
12,182,000	Home Equity Mortgage Loan Asset-Backed Trust, Series 2006-B-2A4 (1 Month LIBOR USD + 0.56%, 0.56% Floor)	5.71%		06/25/2036	10,655,018
8,528,139	Home Equity Mortgage Loan Asset-Backed Trust, Series 2006-D-2A4 (1 Month LIBOR USD + 0.24%, 0.24% Floor)	5.39%		11/25/2036	6,358,460
7,952,926	Home Equity Mortgage Loan Asset-Backed Trust, Series 2007-B-1A1 (1 Month LIBOR USD + 0.19%, 0.19% Floor)	5.34%		07/25/2037	3,244,824
7,952,926	Home Equity Mortgage Loan Asset-Backed Trust, Series 2007-B-1A2 (1 Month LIBOR USD + 0.19%, 0.19% Floor)	5.34%		07/25/2037	3,244,824
3,684,829	Home Partners of America Trust, Series 2019-2-C	3.02	% (a)	10/19/2039	3,224,234
3,920,031	Home Partners of America Trust, Series 2019-2-D	3.12	% (a)	10/19/2039	3,386,341
7,378,881	Home Partners of America Trust, Series 2019-2-E	3.32	% (a)	10/19/2039	6,284,836
369,591	HomeBanc Mortgage Trust, Series 2005-1-M2 (1 Month LIBOR USD + 0.74%, 0.74% Floor, 11.50% Cap)	5.89%		03/25/2035	293,042
10,350,000	HomeBanc Mortgage Trust, Series 2005-3-M5 (1 Month LIBOR USD + 1.85%, 1.85% Floor, 11.50% Cap)	7.00%		07/25/2035	8,561,938
13,161,000	Homeward Opportunities Fund Trust, Series 2020-1-B1	5.74	% (a)(c)	11/25/2059	12,676,186
13,276,000	Homeward Opportunities Fund Trust, Series 2020-1-B2	5.90	% (a)(c)	11/25/2059	12,929,187
28,994,000	Homeward Opportunities Fund Trust, Series 2020-2-B2	5.47	% (a)(c)	05/25/2065	26,300,486
11,927,603	Homeward Opportunities Fund Trust, Series 2020-BPL1-A1	3.23	% (a)(d)	08/25/2025	11,920,237
18,928,073	HSI Asset Loan Obligation Trust, Series 2007-2-3A6	6.00%		09/25/2037	6,895,315
13,801,083	HSI Asset Loan Obligation Trust, Series 2007-WF1-A3	4.50	% (d)	12/25/2036	4,638,726
28,113,002	HSI Asset Securitization Corporation Trust, Series 2006-HE1-1A1 (1 Month LIBOR USD + 0.28%, 0.28% Floor)	5.43%		10/25/2036	9,260,403
13,993,335	HSI Asset Securitization Corporation Trust, Series 2007-NC1-A2 (1 Month LIBOR USD + 0.14%, 0.14% Floor)	5.29%		04/25/2037	9,145,645
60,665,591	HSI Asset Securitization Corporation Trust, Series 2007-NC1-A3 (1 Month LIBOR USD + 0.18%, 0.18% Floor)	5.33%		04/25/2037	39,806,680
219,793	Impac CMB Trust, Series 2002-9F-A1	5.22	% (d)	12/25/2032	212,862
10,099,721	Impac Secured Assets Trust, Series 2007-3-A1B (1 Month LIBOR USD + 0.48%, 0.48% Floor, 11.50% Cap)	5.63%		09/25/2037	8,388,756
26,542,382	Imperial Fund Mortgage Trust, Series 2021-NQM4-A1	2.09	% (a)(c)	01/25/2057	22,167,526
13,724,181	Imperial Fund Mortgage Trust, Series 2021-NQM4-A2	2.30	% (a)(c)	01/25/2057	11,217,893
10,459,468	Imperial Fund Mortgage Trust, Series 2021-NQM4-A3	2.45	% (a)(c)	01/25/2057	8,489,203
3,207,969	IndyMac IMJA Mortgage Loan Trust, Series 2007-A1-A1	6.00%		08/25/2037	1,364,584
2,348,484	IndyMac IMJA Mortgage Loan Trust, Series 2007-A1-A7	6.00%		08/25/2037	998,982
7,249,305	IndyMac IMJA Mortgage Loan Trust, Series 2007-A2-1A1	6.00%		10/25/2037	3,583,871
11,143,892	IndyMac IMJA Mortgage Loan Trust, Series 2007-A2-2A3	6.50%		10/25/2037	6,145,413
18,077,843	IndyMac IMJA Mortgage Loan Trust, Series 2007-A2-3A1	7.00%		10/25/2037	5,699,778
15,436,513	IndyMac IMJA Mortgage Loan Trust, Series 2007-A3-A1	6.25%		11/25/2037	7,343,878
12,645,060	IndyMac IMJA Mortgage Loan Trust, Series 2007-A4-A1	6.25%		02/25/2038	4,381,962
29,130,254	IndyMac IMSC Mortgage Loan Trust, Series 2007-F1-2A1	6.50%		06/25/2037	8,255,866
255,116	IndyMac IMSC Mortgage Loan Trust, Series 2007-F2-1A2	6.00%		07/25/2037	187,787
25,187,307	IndyMac IMSC Mortgage Loan Trust, Series 2007-F2-2A1	6.50%		07/25/2037	8,341,764
2,936,792	IndyMac IMSC Mortgage Loan Trust, Series 2007-HOA1-A11 (1 Month LIBOR USD + 0.36%, 0.36% Floor)	5.51%		07/25/2047	2,044,094
788,010	IndyMac INDA Mortgage Loan Trust, Series 2006-AR2-1A1	3.56	% (c)	09/25/2036	538,700
808,263	IndyMac INDA Mortgage Loan Trust, Series 2006-AR2-4A1	3.57	% (c)	09/25/2036	699,510
7,865,545	IndyMac INDA Mortgage Loan Trust, Series 2006-AR3-1A1	3.68	% (c)	12/25/2036	6,715,598
3,117,758	IndyMac INDA Mortgage Loan Trust, Series 2007-AR1-3A1	2.83	% (c)	03/25/2037	2,649,366
2,310,581	IndyMac INDA Mortgage Loan Trust, Series 2007-AR3-3A1	3.67	% (c)	07/25/2037	2,058,227
5,552,673	IndyMac INDX Mortgage Loan Trust, Series 2005-AR15-A1	3.50	% (c)	09/25/2035	4,676,678
2,260,358	IndyMac INDX Mortgage Loan Trust, Series 2006-AR7-3A1	3.39	% (c)	05/25/2036	1,880,460
1,908,561	IndyMac INDX Mortgage Loan Trust, Series 2007-AR13-2A1	4.58	% (c)	07/25/2037	1,506,801
4,886,790	IndyMac INDX Mortgage Loan Trust, Series 2007-AR21-8A1	3.72	% (c)	09/25/2037	4,648,698
5,071,904	JP Morgan Alternative Loan Trust, Series 2005-S1-2A11	6.00%		12/25/2035	3,536,895
1,625,944	JP Morgan Alternative Loan Trust, Series 2005-S1-2A9	6.00%		12/25/2035	1,133,853
3,262,139	JP Morgan Alternative Loan Trust, Series 2006-A2-1A1 (1 Month LIBOR USD + 0.36%, 0.36% Floor, 11.50% Cap)	5.51%		05/25/2036	2,777,188
2,181,863	JP Morgan Alternative Loan Trust, Series 2006-S1-1A8	5.75%		03/25/2036	1,184,432
2,539,720	JP Morgan Alternative Loan Trust, Series 2006-S2-A4	6.69	% (d)	05/25/2036	2,511,586
6,452,651	JP Morgan Alternative Loan Trust, Series 2006-S4-A4	6.46	% (d)	12/25/2036	6,140,944
2,179,200	JP Morgan Mortgage Acquisition Corporation, Series 2005-WMC1-M4 (1 Month LIBOR USD + 0.90%, 0.90% Floor)	6.05%		09/25/2035	1,878,152
5,712,104	JP Morgan Mortgage Acquisition Trust, Series 2006-CH2-AF3	5.46	% (d)	09/25/2029	3,574,070
10,284,808	JP Morgan Mortgage Acquisition Trust, Series 2006-HE3-A1 (1 Month LIBOR USD + 0.28%, 0.28% Floor)	3.97%		11/25/2036	9,157,748
22,641,524	JP Morgan Mortgage Acquisition Trust, Series 2006-RM1-A3 (1 Month LIBOR USD + 0.24%, 0.24% Floor)	5.39%		08/25/2036	10,129,893
20,926,306	JP Morgan Mortgage Acquisition Trust, Series 2006-RM1-A4 (1 Month LIBOR USD + 0.36%, 0.36% Floor)	5.51%		08/25/2036	9,408,243
2,973,613	JP Morgan Mortgage Acquisition Trust, Series 2006-WF1-A5	6.91	% (d)	07/25/2036	873,896
4,321,678	JP Morgan Mortgage Acquisition Trust, Series 2006-WMC4-A1A (1 Month LIBOR USD + 0.13%, 0.13% Floor)	5.28%		12/25/2036	2,559,009
35,550,679	JP Morgan Mortgage Acquisition Trust, Series 2006-WMC4-A1B (1 Month LIBOR USD + 0.23%, 0.23% Floor)	5.38%		12/25/2036	2,843,628
15,033,175	JP Morgan Mortgage Acquisition Trust, Series 2007-CH1-AF5	4.59	% (d)	11/25/2036	14,514,957
9,690,000	JP Morgan Mortgage Acquisition Trust, Series 2007-CH3-M2 (1 Month LIBOR USD + 0.32%, 0.32% Floor)	5.47%		03/25/2037	8,105,708
100,636	JP Morgan Mortgage Trust, Series 2005-A6-5A1	3.94	% (c)	08/25/2035	99,874
3,607,078	JP Morgan Mortgage Trust, Series 2005-S1-1A2	6.50%		01/25/2035	3,608,396
367,860	JP Morgan Mortgage Trust, Series 2005-S2-2A13	5.50%		09/25/2035	300,737
1,063,947	JP Morgan Mortgage Trust, Series 2006-S2-3A3	6.00%		07/25/2036	393,373
3,404,786	JP Morgan Mortgage Trust, Series 2006-S2-3A5	6.25%		07/25/2036	1,316,963
1,786,086	JP Morgan Mortgage Trust, Series 2006-S3-1A2	6.00%		08/25/2036	591,876
7,419,871	JP Morgan Mortgage Trust, Series 2006-S3-1A21 (1 Month LIBOR USD + 0.38%, 0.38% Floor, 7.50% Cap)	5.53%		08/25/2036	1,691,194
7,419,871	JP Morgan Mortgage Trust, Series 2006-S3-1A22 (-1 x 1 Month LIBOR USD + 7.12%, 7.12% Cap)	1.97	% (f)(g)	08/25/2036	1,246,541
832,270	JP Morgan Mortgage Trust, Series 2006-S3-1A9	6.00%		08/25/2036	275,799
5,703,261	JP Morgan Mortgage Trust, Series 2006-S4-A3	6.00%		01/25/2037	2,411,548
2,375,221	JP Morgan Mortgage Trust, Series 2006-S4-A5	6.00%		01/25/2037	1,010,158
5,570,913	JP Morgan Mortgage Trust, Series 2006-S4-A8 (1 Month LIBOR USD + 0.38%, 0.38% Floor, 7.00% Cap)	5.53%		01/25/2037	1,649,919
5,570,913	JP Morgan Mortgage Trust, Series 2006-S4-A9 (-1 x 1 Month LIBOR USD + 6.62%, 6.62% Cap)	1.47	% (f)(g)	01/25/2037	926,007
632,041	JP Morgan Mortgage Trust, Series 2007-A2-2A1	4.20	% (c)	04/25/2037	467,057
2,479,228	JP Morgan Mortgage Trust, Series 2007-A3-3A2M	4.20	% (c)	05/25/2037	2,247,828
6,178,213	JP Morgan Mortgage Trust, Series 2007-S1-2A6	6.00%		03/25/2037	2,774,157
1,730,320	JP Morgan Mortgage Trust, Series 2007-S3-1A1	5.50%		08/25/2037	866,906
3,985,340	JP Morgan Mortgage Trust, Series 2007-S3-1A35	6.00%		08/25/2037	2,195,238
1,694,913	JP Morgan Mortgage Trust, Series 2007-S3-1A64	7.50%		08/25/2037	635,254
670,733	JP Morgan Mortgage Trust, Series 2007-S3-1A9	6.00%		08/25/2037	364,342
3,674,674	JP Morgan Mortgage Trust, Series 2007-S3-1A96	6.00%		08/25/2037	1,996,409
4,188,796	JP Morgan Mortgage Trust, Series 2007-S3-1A97	6.00%		08/25/2037	2,275,775
5,011,156	JP Morgan Resecuritization Trust, Series 2009-4-3A2	6.00	% (a)(c)	02/26/2037	2,527,452
16,378,412	JP Morgan Resecuritization Trust, Series 2009-7-7A1	7.00	% (a)(c)	09/27/2037	7,388,534
7,898,890	JP Morgan Resecuritization Trust, Series 2010-1-1A4	6.00	% (a)	02/26/2037	3,761,539
5,125,240	JP Morgan Resecuritization Trust, Series 2010-1-2A11	7.00	% (a)(c)	01/26/2037	2,406,776
122,375,679	Legacy Mortgage Asset Trust, Series 2019-RPL3-PT1	0.00	% (a)	06/25/2058	105,230,320
27,333,594	Legacy Mortgage Asset Trust, Series 2020-GS1-A2	7.00	% (a)(d)(h)	10/25/2059	24,606,354
26,721,138	Legacy Mortgage Asset Trust, Series 2020-GS2-A2	7.00	% (a)(d)(h)	03/25/2060	23,844,658
24,000,000	Legacy Mortgage Asset Trust, Series 2021-GS4-A2	3.55	% (a)(d)	11/25/2060	20,854,714
4,823,571	Lehman Mortgage Trust, Series 2005-2-2A3B	5.94	% (d)	08/25/2035	4,289,407
1,626,512	Lehman Mortgage Trust, Series 2005-2-3A5	5.50%		12/25/2035	916,750
1,005,687	Lehman Mortgage Trust, Series 2005-2-5A5	5.75%		12/25/2035	717,749
1,845,916	Lehman Mortgage Trust, Series 2005-3-2A1	6.00%		01/25/2036	1,571,242
157,039	Lehman Mortgage Trust, Series 2005-3-2A3	5.50%		01/25/2036	127,719
843,643	Lehman Mortgage Trust, Series 2005-3-2A7	6.00%		01/25/2036	718,043
600,561	Lehman Mortgage Trust, Series 2005-4-2A3A	5.50	% (d)	10/25/2035	654,553
6,995,258	Lehman Mortgage Trust, Series 2005-9N-2A1 (12 Month US Treasury Average + 1.06%, 1.06% Floor)	5.04%		02/25/2036	6,143,859
943,281	Lehman Mortgage Trust, Series 2006-1-1A1 (1 Month LIBOR USD + 0.75%, 0.75% Floor, 5.50% Cap)	5.50%		02/25/2036	391,810
2,829,842	Lehman Mortgage Trust, Series 2006-1-1A2 (-1 x 1 Month LIBOR USD + 4.75%, 4.75% Cap)	0.00	% (f)(g)	02/25/2036	179,326
1,982,197	Lehman Mortgage Trust, Series 2006-1-3A1 (1 Month LIBOR USD + 0.75%, 0.75% Floor, 5.50% Cap)	5.50%		02/25/2036	1,262,818
1,982,197	Lehman Mortgage Trust, Series 2006-1-3A2 (-1 x 1 Month LIBOR USD + 4.75%, 4.75% Cap)	0.00	% (b)(f)(g)	02/25/2036	61,084
1,277,113	Lehman Mortgage Trust, Series 2006-1-3A4	5.50%		02/25/2036	922,080
5,802,080	Lehman Mortgage Trust, Series 2006-3-A3 (1 Month LIBOR USD + 0.60%, 0.60% Floor)	5.75%		03/25/2036	5,546,985
1,527,020	Lehman Mortgage Trust, Series 2006-4-1A3 (-1 x 1 Month LIBOR USD + 5.40%, 5.40% Cap)	0.25	% (f)(g)	08/25/2036	90,518
970,541	Lehman Mortgage Trust, Series 2006-4-1A4	6.00%		08/25/2036	789,899
6,715,547	Lehman Mortgage Trust, Series 2006-5-1A1A (1 Month LIBOR USD + 0.42%, 0.42% Floor)	5.57%		04/25/2036	5,845,041
5,459,054	Lehman Mortgage Trust, Series 2006-5-2A1 (1 Month LIBOR USD + 0.35%, 0.35% Floor, 7.50% Cap)	5.50%		09/25/2036	777,539
11,371,150	Lehman Mortgage Trust, Series 2006-5-2A2 (-1 x 1 Month LIBOR USD + 7.15%, 7.15% Cap)	2.00	% (f)(g)	09/25/2036	1,323,189
37,163	Lehman Mortgage Trust, Series 2006-5-2A4A	6.39	% (d)	04/25/2036	49,330
5,896,519	Lehman Mortgage Trust, Series 2006-6-3A9	5.50%		10/25/2036	4,118,209
262,839	Lehman Mortgage Trust, Series 2006-6-4A5	6.00%		12/25/2036	254,013
2,784,160	Lehman Mortgage Trust, Series 2006-7-2A2 (1 Month LIBOR USD + 0.45%, 0.45% Floor, 7.00% Cap)	5.60%		11/25/2036	671,269
10,310,854	Lehman Mortgage Trust, Series 2006-7-2A5 (-1 x 1 Month LIBOR USD + 6.55%, 6.55% Cap)	1.40	% (f)(g)	11/25/2036	1,089,916
1,690,372	Lehman Mortgage Trust, Series 2006-9-1A19 (-5 x 1 Month LIBOR USD + 30.68%, 30.68% Cap)	6.99	% (g)	01/25/2037	1,580,554
1,836,740	Lehman Mortgage Trust, Series 2006-9-1A5 (1 Month LIBOR USD + 0.60%, 0.60% Floor, 5.75% Cap)	5.75%		01/25/2037	978,575
5,491,117	Lehman Mortgage Trust, Series 2006-9-1A6 (-1 x 1 Month LIBOR USD + 5.15%, 5.15% Cap)	0.00	% (f)(g)	01/25/2037	300,102
3,435,235	Lehman Mortgage Trust, Series 2006-9-2A1 (1 Month LIBOR USD + 0.38%, 0.38% Floor, 7.00% Cap)	5.53%		01/25/2037	709,419
6,193,719	Lehman Mortgage Trust, Series 2006-9-2A2 (-1 x 1 Month LIBOR USD + 6.62%, 6.62% Cap)	1.47	% (f)(g)	01/25/2037	600,786
8,123,550	Lehman Mortgage Trust, Series 2006-GP3-1A1 (1 Month LIBOR USD + 0.40%, 0.40% Floor)	5.55%		06/25/2046	7,444,206
5,822,407	Lehman Mortgage Trust, Series 2007-10-2A1	6.50%		01/25/2038	1,791,789
19,731,648	Lehman Mortgage Trust, Series 2007-1-1A1 (1 Month LIBOR USD + 0.21%, 0.21% Floor)	5.36	% (a)	06/25/2037	14,096,877
5,233,853	Lehman Mortgage Trust, Series 2007-1-2A1	7.00	% (c)	02/25/2037	5,086,957
5,753,858	Lehman Mortgage Trust, Series 2007-1-2A4 (1 Month LIBOR USD + 0.30%, 0.30% Floor)	5.45	% (a)	06/25/2037	3,734,358
9,984,086	Lehman Mortgage Trust, Series 2007-12N-1A3A (1 Month LIBOR USD + 0.40%, 0.40% Floor)	5.55%		07/25/2047	9,664,501
10,211,657	Lehman Mortgage Trust, Series 2007-15N-4A1 (1 Month LIBOR USD + 0.90%, 0.90% Floor)	6.05%		08/25/2047	8,566,186
1,438,236	Lehman Mortgage Trust, Series 2007-2-1A1	5.75%		02/25/2037	1,014,781
2,484,643	Lehman Mortgage Trust, Series 2007-4-2A11 (1 Month LIBOR USD + 0.33%, 0.33% Floor, 7.00% Cap)	5.48%		05/25/2037	741,261
10,907,037	Lehman Mortgage Trust, Series 2007-4-2A8 (-1 x 1 Month LIBOR USD + 6.67%, 6.67% Cap)	1.52	% (f)(g)	05/25/2037	1,223,507
744,161	Lehman Mortgage Trust, Series 2007-4-2A9 (1 Month LIBOR USD + 0.33%, 0.33% Floor, 7.00% Cap)	5.48%		05/25/2037	171,049
6,519,807	Lehman Mortgage Trust, Series 2007-5-11A1	4.54	% (c)	06/25/2037	4,062,732
672,130	Lehman Mortgage Trust, Series 2007-5-4A3 (-6 x 1 Month LIBOR USD + 40.08%, 40.08% Cap)	9.18	% (g)	08/25/2036	804,514
621,494	Lehman Mortgage Trust, Series 2007-5-7A3	7.50%		10/25/2036	263,532
93,590	Lehman Mortgage Trust, Series 2007-6-1A8	6.00%		07/25/2037	76,433
5,546,608	Lehman Mortgage Trust, Series 2007-9-2A2	6.50%		10/25/2037	1,833,874
3,268,147	Lehman Mortgage Trust, Series 2008-2-1A6	6.00%		03/25/2038	1,164,223
9,300,000	LHOME Mortgage Trust, Series 2021-RTL1-A2	2.86	% (a)(c)	02/25/2026	8,584,123
92,000,000	LHOME Mortgage Trust, Series 2021-RTL2-A1	2.09	% (a)(d)	06/25/2026	89,483,368
13,509,817	Long Beach Mortgage Loan Trust, Series 2006-2-2A4 (1 Month LIBOR USD + 0.58%, 0.58% Floor)	5.73%		03/25/2046	4,922,094
48,130,894	Long Beach Mortgage Loan Trust, Series 2006-3-2A3 (1 Month LIBOR USD + 0.36%, 0.36% Floor)	5.51%		05/25/2046	15,371,549
4,906,387	Long Beach Mortgage Loan Trust, Series 2006-3-2A4 (1 Month LIBOR USD + 0.54%, 0.54% Floor)	5.69%		05/25/2046	1,568,157
15,323,255	Long Beach Mortgage Loan Trust, Series 2006-5-2A4 (1 Month LIBOR USD + 0.48%, 0.48% Floor)	5.63%		06/25/2036	7,405,293
26,218,476	Long Beach Mortgage Loan Trust, Series 2006-6-1A (1 Month LIBOR USD + 0.29%, 0.29% Floor)	5.44%		07/25/2036	18,961,742
11,639,494	Long Beach Mortgage Loan Trust, Series 2006-WL1-M2 (1 Month LIBOR USD + 0.68%, 0.68% Floor)	5.83%		01/25/2046	10,373,396
1,862,758	Luminent Mortgage Trust, Series 2005-1-A1 (1 Month LIBOR USD + 0.52%, 0.52% Floor, 11.50% Cap)	5.67%		11/25/2035	1,749,833
2,342,933	MASTR Adjustable Rate Mortgages Trust, Series 2005-2-2A1	3.35	% (c)	03/25/2035	2,046,779
747,826	MASTR Adjustable Rate Mortgages Trust, Series 2005-6-5A1	3.24	% (c)	07/25/2035	657,869
5,049,735	MASTR Adjustable Rate Mortgages Trust, Series 2007-1-2A1	3.75	% (c)	11/25/2036	2,931,312
6,651,000	MASTR Alternative Loans Trust, Series 2004-9-M2	6.26	% (d)	08/25/2034	5,204,585
1,111,612	MASTR Alternative Loans Trust, Series 2005-2-3A1	6.00%		03/25/2035	985,918
59,075	MASTR Alternative Loans Trust, Series 2005-5-2A3	5.50%		07/25/2025	55,433
6,678,790	MASTR Alternative Loans Trust, Series 2005-5-3A1	5.75%		08/25/2035	3,621,639
1,557,651	MASTR Alternative Loans Trust, Series 2005-6-1A5	5.50%		12/25/2035	1,117,342
1,290,887	MASTR Alternative Loans Trust, Series 2006-3-1A2	6.25%		07/25/2036	770,225
759,620	MASTR Alternative Loans Trust, Series 2007-1-1A5	5.75%		10/25/2036	699,493
3,703,706	MASTR Alternative Loans Trust, Series 2007-1-2A7	6.00%		10/25/2036	1,161,862
2,259,852	MASTR Asset Backed Securities Trust, Series 2003-OPT1-M3 (1 Month LIBOR USD + 4.13%, 4.13% Floor)	9.28%		12/25/2032	2,111,226
6,451,769	MASTR Asset Backed Securities Trust, Series 2006-AM2-A3 (1 Month LIBOR USD + 0.34%, 0.34% Floor)	5.49%		06/25/2036	5,635,542
9,862,238	MASTR Asset Backed Securities Trust, Series 2007-HE1-A3 (1 Month LIBOR USD + 0.21%, 0.21% Floor)	5.36%		05/25/2037	9,291,374
13,296,485	MASTR Asset Backed Securities Trust, Series 2007-WMC1-A1 (1 Month LIBOR USD + 0.15%, 0.15% Floor)	5.30%		01/25/2037	3,826,392
1,601,195	MASTR Asset Securitization Trust, Series 2006-1-1A4	5.75%		05/25/2036	1,088,502
1,097,487	MASTR Asset Securitization Trust, Series 2006-2-1A11 (1 Month LIBOR USD + 6.00%, 6.00% Floor)	6.00%		06/25/2036	722,389
2,421,256	MASTR Asset Securitization Trust, Series 2007-1-1A3	6.25%		11/25/2037	1,077,718
13,485,151	MASTR Resecuritization Trust, Series 2008-1-A1	6.00	% (a)(b)(c)	09/27/2037	9,400,463
6,877,242	MASTR Resecuritization Trust, Series 2008-4-A1	6.00	% (a)(c)	06/27/2036	5,287,830
1,205,762	MASTR Seasoned Securitization Trust, Series 2005-2-1A4	6.00%		10/25/2032	1,171,069
512,724	MASTR Seasoned Securitization Trust, Series 2005-2-2A1 (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.50% Cap)	5.55%		10/25/2032	464,198
20,163,625	Merrill Lynch Alternative Note Asset Trust, Series 2007-A3-A2A (1 Month LIBOR USD + 0.22%, 0.22% Floor)	5.37%		04/25/2037	8,192,007
10,340,291	Merrill Lynch Alternative Note Asset Trust, Series 2007-A3-A2B (1 Month LIBOR USD + 0.42%, 0.42% Floor)	5.57%		04/25/2037	4,217,564
14,331,766	Merrill Lynch Alternative Note Asset Trust, Series 2007-A3-A2C (1 Month LIBOR USD + 0.64%, 0.64% Floor)	5.79%		04/25/2037	5,855,025
13,022,333	Merrill Lynch Alternative Note Asset Trust, Series 2007-F1-2A4 (1 Month LIBOR USD + 0.32%, 0.32% Floor, 7.00% Cap)	5.47%		03/25/2037	3,376,359
13,022,333	Merrill Lynch Alternative Note Asset Trust, Series 2007-F1-2A5 (-1 x 1 Month LIBOR USD + 6.68%, 6.68% Cap)	1.53	% (f)(g)	03/25/2037	1,881,247
28,871,762	Merrill Lynch Alternative Note Asset Trust, Series 2007-OAR5-1A1	2.92	% (c)	10/25/2047	9,081,988
2,288,514	Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-H1-1A2 (1 Month LIBOR USD + 3.50%, 3.50% Floor)	8.65%		10/25/2037	2,087,775
17,988,542	Merrill Lynch Mortgage Investors Trust, Series 2005-AR1-M2 (1 Month LIBOR USD + 1.01%, 1.01% Floor)	6.16%		06/25/2036	15,305,805
7,995,265	Merrill Lynch Mortgage Investors Trust, Series 2006-AR1-A2C (1 Month LIBOR USD + 0.32%, 0.32% Floor)	5.47	% (a)	03/25/2037	2,270,260
771,616	Merrill Lynch Mortgage Investors Trust, Series 2006-F1-1A2	6.00%		04/25/2036	386,746
23,064,907	Merrill Lynch Mortgage Investors Trust, Series 2006-FM1-A1 (1 Month LIBOR USD + 0.30%, 0.30% Floor)	3.90%		04/25/2037	13,609,488
10,487,385	Merrill Lynch Mortgage Investors Trust, Series 2006-HE3-A4 (1 Month LIBOR USD + 0.50%, 0.50% Floor)	5.65%		06/25/2037	2,730,073
7,596,747	Merrill Lynch Mortgage Investors Trust, Series 2006-HE4-A2B (1 Month LIBOR USD + 0.20%, 0.20% Floor)	5.35%		07/25/2037	1,805,202
78,432,602	Merrill Lynch Mortgage Investors Trust, Series 2007-HE2-A1 (1 Month LIBOR USD + 0.50%, 0.50% Floor)	5.65%		02/25/2037	38,276,631
8,612,790	Merrill Lynch Mortgage Investors Trust, Series 2007-HE3-A1 (1 Month LIBOR USD + 0.14%, 0.14% Floor)	5.29%		04/25/2047	3,589,440
7,348,020	Merrill Lynch Mortgage Investors Trust, Series 2007-HE3-A3 (1 Month LIBOR USD + 0.38%, 0.38% Floor)	5.53%		04/25/2047	3,062,288
3,077,787	Merrill Lynch Mortgage Investors Trust, Series 2007-HE3-A4 (1 Month LIBOR USD + 0.54%, 0.54% Floor)	5.69%		04/25/2047	1,282,689
51,969,110	Merrill Lynch Mortgage Investors Trust, Series 2007-MLN1-A1 (1 Month LIBOR USD + 0.25%, 0.25% Floor)	5.40%		03/25/2037	37,943,629
19,082,538	MFA Trust, Series 2021-NPL1-A1	2.36	% (a)(d)	03/25/2060	18,192,211
16,927,850	Morgan Stanley Capital Trust, Series 2006-HE7-A2C (1 Month LIBOR USD + 0.32%, 0.32% Floor)	5.47%		09/25/2036	7,575,338
22,462,711	Morgan Stanley Capital Trust, Series 2006-HE7-A2D (1 Month LIBOR USD + 0.46%, 0.46% Floor)	5.61%		09/25/2036	10,071,035
13,131,494	Morgan Stanley Capital Trust, Series 2006-NC2-M1 (1 Month LIBOR USD + 0.54%, 0.54% Floor)	5.69%		02/25/2036	11,554,650
5,779,395	Morgan Stanley Capital Trust, Series 2007-HE4-A1 (1 Month LIBOR USD + 0.13%, 0.13% Floor)	5.28	% (a)	02/25/2037	2,563,633
25,533,731	Morgan Stanley Home Equity Loan Trust, Series 2007-1-A4 (1 Month LIBOR USD + 0.22%, 0.22% Floor)	5.37%		12/25/2036	12,448,222
5,138,138	Morgan Stanley IXIS Real Estate Capital Trust, Series 2006-2-AFPT (1 Month LIBOR USD + 0.07%, 0.07% Floor)	5.22%		11/25/2036	1,814,670
653,145	Morgan Stanley Mortgage Loan Trust, Series 2005-10-1A1 (1 Month LIBOR USD + 0.70%, 0.70% Floor, 5.75% Cap)	5.75%		12/25/2035	400,375
1,636,430	Morgan Stanley Mortgage Loan Trust, Series 2005-10-1A6	5.75%		12/25/2035	1,136,957
1,885,364	Morgan Stanley Mortgage Loan Trust, Series 2005-10-2A1	5.29	% (c)	12/25/2035	1,715,507
4,595,623	Morgan Stanley Mortgage Loan Trust, Series 2006-11-1A6	6.73	% (d)	08/25/2036	918,106
6,803,806	Morgan Stanley Mortgage Loan Trust, Series 2006-11-2A1	6.00%		08/25/2036	3,184,380
6,746,551	Morgan Stanley Mortgage Loan Trust, Series 2006-16AX-2A2 (1 Month LIBOR USD + 0.34%, 0.34% Floor)	5.49%		11/25/2036	2,100,788
5,287,197	Morgan Stanley Mortgage Loan Trust, Series 2006-17XS-A3A	6.15	% (d)	10/25/2046	1,636,362
1,813,170	Morgan Stanley Mortgage Loan Trust, Series 2006-17XS-A6	6.08	% (d)	10/25/2046	456,587
1,763,923	Morgan Stanley Mortgage Loan Trust, Series 2006-2-2A3	5.75%		02/25/2036	1,585,593
15,503,704	Morgan Stanley Mortgage Loan Trust, Series 2006-7-3A	5.22	% (c)	06/25/2036	10,297,494
1,564,824	Morgan Stanley Mortgage Loan Trust, Series 2006-7-4A4	6.00%		06/25/2036	854,982
1,584,114	Morgan Stanley Mortgage Loan Trust, Series 2006-7-4A7	6.00%		06/25/2036	865,520
2,875,791	Morgan Stanley Mortgage Loan Trust, Series 2007-13-6A1	6.00%		10/25/2037	1,733,473
3,602,070	Morgan Stanley Mortgage Loan Trust, Series 2007-14AR-2A3	3.63	% (c)	10/25/2037	2,248,838
2,923,926	Morgan Stanley Mortgage Loan Trust, Series 2007-1XS-2A3	6.42	% (d)	09/25/2046	701,795
1,949,814	Morgan Stanley Mortgage Loan Trust, Series 2007-1XS-2A4A	6.58	% (d)	09/25/2046	559,305
279,730	Morgan Stanley Mortgage Loan Trust, Series 2007-3XS-1A2A	6.12	% (d)	01/25/2047	261,858
5,299,216	Morgan Stanley Mortgage Loan Trust, Series 2007-3XS-2A3S	6.36	% (d)	01/25/2047	2,119,671
3,099,541	Morgan Stanley Mortgage Loan Trust, Series 2007-3XS-2A4S	6.46	% (d)	01/25/2047	1,239,544
3,979,400	Morgan Stanley Re-Remic Trust, Series 2010-R5-4B	2.67	% (a)(d)	06/26/2036	3,457,962
6,337,592	Morgan Stanley Re-Remic Trust, Series 2010-R5-5B	2.64	% (a)(d)	01/26/2037	5,416,478
9,811,858	Morgan Stanley Re-Remic Trust, Series 2010-R9-3C	6.00	% (a)(b)(c)	11/26/2036	7,330,370
84,379	Morgan Stanley Re-Remic Trust, Series 2011-R1-1A	5.94	% (a)(c)	02/26/2037	84,409
7,438,126	Morgan Stanley Re-Remic Trust, Series 2012-R4-1B (1 Month LIBOR USD)	2.89	% (a)	08/26/2036	5,723,914
6,508,971	Morgan Stanley Re-Remic Trust, Series 2013-R2-1B	3.41	% (a)(b)(c)	10/26/2036	5,346,570
2,205,423	Morgan Stanley Resecuritization Trust, Series 2014-R7-B1	4.03	% (a)(c)	01/26/2051	2,170,148
4,866,314	Morgan Stanley Resecuritization Trust, Series 2014-R7-B2	4.03	% (a)(c)(h)	01/26/2051	4,532,765
21,591,550	Morgan Stanley Residential Mortgage Loan Trust, Series 2020-RPL1-A1	2.69	% (a)(c)	10/25/2060	20,966,982
9,690,867	New Century Alternative Mortgage Loan Trust, Series 2006-ALT1-AF3	6.17	% (c)	07/25/2036	2,324,702
12,239,465	New Century Alternative Mortgage Loan Trust, Series 2006-ALT2-AF5	4.65	% (d)	10/25/2036	2,529,419
17,829,000	New Century Home Equity Loan Trust, Series 2005-4-M5 (1 Month LIBOR USD + 1.02%, 1.02% Floor, 12.50% Cap)	6.17%		09/25/2035	15,742,408
12,500,000	New Century Home Equity Loan Trust, Series 2006-1-A2C (1 Month LIBOR USD + 0.56%, 0.56% Floor, 12.50% Cap)	5.71%		05/25/2036	10,874,775
62,504,400	New Residential Mortgage Loan Trust, Series 2020-RPL1-M1	3.25	% (a)(c)	11/25/2059	52,262,960
16,345,550	New Residential Mortgage Loan Trust, Series 2020-RPL1-M2	3.50	% (a)(c)	11/25/2059	13,491,697
232,194	New York Mortgage Trust, Series 2005-2-A (1 Month LIBOR USD + 0.66%, 0.66% Floor, 10.50% Cap)	5.48%		08/25/2035	209,218
23,952	Nomura Asset Acceptance Corporation, Series 2005-AP1-2A5	5.36	% (d)	02/25/2035	23,262
12,964,361	Nomura Asset Acceptance Corporation, Series 2006-AF1-1A2	6.16	% (c)	05/25/2036	2,933,054
2,634,590	Nomura Asset Acceptance Corporation, Series 2006-AF1-1A3	6.41	% (c)	05/25/2036	595,519
14,296,274	Nomura Asset Acceptance Corporation, Series 2006-AP1-A2	5.52	% (c)	01/25/2036	4,624,348
2,416,371	Nomura Asset Acceptance Corporation, Series 2006-AP1-A3	5.65	% (c)	01/25/2036	781,341
1,145,173	Nomura Asset Acceptance Corporation, Series 2006-WF1-A2	5.76	% (c)	06/25/2036	322,120
15,025,145	Nomura Home Equity Loan, Inc., Series 2006-AF1-A2	6.30	% (d)	10/25/2036	3,612,502
2,575,741	Nomura Home Equity Loan, Inc., Series 2007-1-1A1	6.56	% (d)	02/25/2037	731,917
12,838,090	Nomura Home Equity Loan, Inc., Series 2007-1-1A3	6.49	% (d)	02/25/2037	3,648,729
2,839,826	Nomura Resecuritization Trust, Series 2014-1R-6A7	6.53	% (a)(c)	08/26/2036	2,200,722
4,362,307	Nomura Resecuritization Trust, Series 2014-2R-4A9	4.13	% (a)(d)	07/26/2036	3,744,962
7,287,498	Nomura Resecuritization Trust, Series 2015-4R-5A2 (1 Month LIBOR USD + 0.43%, 0.43% Floor)	2.44	% (a)(b)(h)	03/26/2036	5,121,581
14,051,328	NovaStar Mortgage Funding Trust, Series 2005-3-M4 (1 Month LIBOR USD + 0.89%, 0.89% Floor, 11.00% Cap)	6.04%		01/25/2036	11,633,190
7,623,048	NovaStar Mortgage Funding Trust, Series 2006-3-A2C (1 Month LIBOR USD + 0.32%, 0.32% Floor, 11.00% Cap)	5.47%		10/25/2036	4,136,481
47,353,137	NRZ Excess Spread-Collateralized Notes, Series 2020-PLS1-A	3.84	% (a)	12/25/2025	44,009,219
45,486,140	NRZ Excess Spread-Collateralized Notes, Series 2021-FHT1-A	3.10	% (a)	07/25/2026	40,557,458
9,694,000	OBX Trust, Series 2021-NQM3-M1	2.33	% (a)(c)	07/25/2061	4,958,062
767,619	Option One Mortgage Loan Trust, Series 2004-3-M3 (1 Month LIBOR USD + 0.98%, 0.98% Floor)	6.13%		11/25/2034	756,549
5,801,319	Option One Mortgage Loan Trust, Series 2007-1-2A3 (1 Month LIBOR USD + 0.14%, 0.14% Floor)	5.29%		01/25/2037	3,330,609
54,456,856	Option One Mortgage Loan Trust, Series 2007-6-1A1 (1 Month LIBOR USD + 0.19%, 0.19% Floor)	5.34%		07/25/2037	46,168,702
10,080,000	People’s Choice Home Loan Securities Trust, Series 2005-1-M5 (1 Month LIBOR USD + 1.50%, 1.50% Floor, 15.00% Cap)	6.65%		01/25/2035	7,295,005
3,065,976	PHH Alternative Mortgage Trust, Series 2007-1-1A1 (1 Month LIBOR USD + 0.32%, 0.32% Floor, 10.10% Cap)	5.47%		02/25/2037	2,307,065
6,919,920	PHH Alternative Mortgage Trust, Series 2007-2-2A1	6.00%		05/25/2037	5,762,522
3,228,947	PHH Alternative Mortgage Trust, Series 2007-2-2A2	6.00%		05/25/2037	2,688,887
201,973	PHH Alternative Mortgage Trust, Series 2007-2-3A1	6.00%		05/25/2037	176,258
35,930,529	PMT Credit Risk Transfer Trust, Series 2019-2R-A (1 Month LIBOR USD + 3.75%, 2.75% Floor)	8.93	% (a)	05/30/2025	35,393,267
9,139,731	PMT Credit Risk Transfer Trust, Series 2019-3R-A (1 Month LIBOR USD + 3.70%, 2.70% Floor)	8.88	% (a)	10/27/2024	8,918,417
27,273,558	PMT Credit Risk Transfer Trust, Series 2020-1R-A (1 Month LIBOR USD + 3.35%, 2.35% Floor)	8.53	% (a)	02/27/2025	26,384,386
69,046,287	PMT Credit Risk Transfer Trust, Series 2021-1R-A (1 Month LIBOR USD + 2.90%, 2.90% Floor)	8.08	% (a)	02/27/2024	67,577,410
67,663,000	PMT Credit Risk Transfer Trust, Series 2021-FT1-A (1 Month LIBOR USD + 3.00%, 3.00% Floor)	8.15	% (a)	03/25/2026	65,478,385
17,500,000	PNMAC GMSR Issuer Trust, Series 2018-FT1-A (1 Month LIBOR USD + 3.35%)	8.50	% (a)	04/25/2025	17,379,722
1,200,000	PNMAC GMSR Issuer Trust, Series 2018-GT1-A (1 Month LIBOR USD + 3.85%, 2.85% Floor)	9.00	% (a)	02/25/2025	1,199,796
119,148,921	PR Mortgage Loan Trust, Series 2014-1-APT	5.88	% (a)(c)	10/25/2049	108,207,368
49,711,707	Pretium Mortgage Credit Partners LLC, Series 2021-NPL1-A1	2.24	% (a)(d)	09/27/2060	46,993,397
26,847,329	Pretium Mortgage Credit Partners LLC, Series 2021-NPL5-A1	2.49	% (a)(d)	10/25/2051	25,104,942
17,783,442	Pretium Mortgage Credit Partners LLC, Series 2021-RN2-A1	1.74	% (a)(d)	07/25/2051	16,470,610
32,599,267	Pretium Mortgage Credit Partners LLC, Series 2021-RN4-A1	2.49	% (a)(c)	10/25/2051	29,668,231
4,973,664	Prime Mortgage Trust, Series 2006-DR1-2A1	5.50	% (a)	05/25/2035	4,079,279
2,720,916	Prime Mortgage Trust, Series 2006-DR1-2A2	6.00	% (a)	05/25/2035	2,096,576
57,682,236	Progress Residential Trust, Series 2021-SFR10-E1	3.57	% (a)	12/17/2040	48,715,429
23,937,849	Progress Residential Trust, Series 2021-SFR10-E2	3.67	% (a)	12/17/2040	20,182,338
12,966,335	Progress Residential Trust, Series 2021-SFR10-F	4.61	% (a)	12/17/2040	10,997,222
29,000,000	Progress Residential Trust, Series 2021-SFR2-E1	2.55	% (a)	04/19/2038	25,433,876
20,000,000	Progress Residential Trust, Series 2021-SFR2-E2	2.65	% (a)	04/19/2038	17,479,010
62,271,000	Progress Residential Trust, Series 2021-SFR2-F	3.40	% (a)	04/19/2038	54,810,984
7,000,000	Progress Residential Trust, Series 2021-SFR5-E1	2.21	% (a)	07/17/2038	5,989,075
25,000,000	Progress Residential Trust, Series 2021-SFR8-E1	2.38	% (a)	10/17/2038	21,315,830
23,900,000	Progress Residential Trust, Series 2021-SFR8-E2	2.53	% (a)	10/17/2038	20,329,455
19,900,000	Progress Residential Trust, Series 2021-SFR8-F	3.18	% (a)	10/17/2038	17,019,967
5,500,000	PRPM LLC, Series 2020-4-A2	3.44	% (a)(d)	10/25/2025	5,426,862
185,874,459	PRPM LLC, Series 2021-10-A1	2.49	% (a)(d)	10/25/2026	173,968,252
96,318,232	PRPM LLC, Series 2021-11-A1	2.49	% (a)(d)	11/25/2026	90,082,705
79,656,865	PRPM LLC, Series 2021-2-A1	2.12	% (a)(c)	03/25/2026	75,498,188
7,100,000	PRPM LLC, Series 2021-2-A2	3.77	% (a)(c)	03/25/2026	6,293,975
49,424,951	PRPM LLC, Series 2021-6-A1	1.79	% (a)(d)	07/25/2026	45,058,647
42,328,785	PRPM LLC, Series 2021-7-A1	1.87	% (a)(d)	08/25/2026	38,810,747
1,536,677	RAMP Trust, Series 2004-RS7-A3	4.85	% (c)	07/25/2034	1,263,169
7,950,518	RAMP Trust, Series 2006-RS2-A3A (1 Month LIBOR USD + 0.30%, 0.30% Floor, 14.00% Cap)	5.75%		03/25/2036	7,616,182
12,817,846	RAMP Trust, Series 2006-RS3-A4 (1 Month LIBOR USD + 0.30%, 0.30% Floor, 14.00% Cap)	5.75%		05/25/2036	11,662,206
12,679,066	RAMP Trust, Series 2006-RS6-A4 (1 Month LIBOR USD + 0.54%, 0.54% Floor)	5.69%		11/25/2036	10,574,963
12,026,449	RBSGC Structured Trust, Series 2008-B-A1	6.00	% (a)	06/25/2037	10,506,388
1,430,139	RBSSP Resecuritization Trust, Series 2009-12-17A2	3.41	% (a)(c)	10/25/2035	1,378,869
14,433,996	RBSSP Resecuritization Trust, Series 2009-12-20A2	3.32	% (a)(c)	12/25/2035	11,923,810
2,919,644	RBSSP Resecuritization Trust, Series 2010-4-7A2	6.00	% (a)	07/26/2037	1,519,204
56,258,807	Redwood Funding Trust, Series 2019-1-PT	4.47	% (a)(d)	09/27/2024	55,039,268
5,356,002	Renaissance Home Equity Loan Trust, Series 2006-1-AF6	5.75	% (d)	05/25/2036	2,656,214
2,062,139	Renaissance Home Equity Loan Trust, Series 2006-2-AF5	6.25	% (d)	08/25/2036	892,000
17,385,181	Renaissance Home Equity Loan Trust, Series 2006-3-AF3	5.59	% (d)	11/25/2036	6,390,561
18,049,871	Renaissance Home Equity Loan Trust, Series 2006-3-AF4	5.81	% (d)	11/25/2036	6,892,278
2,933,947	Renaissance Home Equity Loan Trust, Series 2006-3-AF5	6.12	% (d)	11/25/2036	1,177,423
10,257,172	Renaissance Home Equity Loan Trust, Series 2006-4-AF4	5.47	% (d)	01/25/2037	3,695,475
20,198,460	Renaissance Home Equity Loan Trust, Series 2006-4-AF5	5.69	% (d)	01/25/2037	7,560,673
8,192,822	Renaissance Home Equity Loan Trust, Series 2007-1-AF1	5.74	% (d)	04/25/2037	2,340,786
5,779,950	Renaissance Home Equity Loan Trust, Series 2007-1-AF1Z	5.35	% (d)	04/25/2037	1,559,526
3,486,895	Renaissance Home Equity Loan Trust, Series 2007-1-AF2	5.51	% (d)	04/25/2037	956,835
5,072,268	Renaissance Home Equity Loan Trust, Series 2007-1-AF3	5.61	% (d)	04/25/2037	1,444,113
2,781,357	Renaissance Home Equity Loan Trust, Series 2007-1-AF4	5.76	% (d)	04/25/2037	797,269
8,232,817	Renaissance Home Equity Loan Trust, Series 2007-1-AF5	5.91	% (d)	04/25/2037	2,419,995
17,696,892	Renaissance Home Equity Loan Trust, Series 2007-2-AF2	5.68	% (d)	06/25/2037	5,123,128
22,755,581	Renaissance Home Equity Loan Trust, Series 2007-2-AF5	6.20	% (d)	06/25/2037	7,307,577
841,904	Reperforming Loan REMIC Trust, Series 2004-R2-1AF1 (1 Month LIBOR USD + 0.42%, 0.42% Floor, 9.50% Cap)	5.59	% (a)	11/25/2034	794,452
819,171	Reperforming Loan REMIC Trust, Series 2004-R2-1AS	1.01	% (a)(c)(f)	11/25/2034	33,957
255,401	Reperforming Loan REMIC Trust, Series 2005-R1-1AF1 (1 Month LIBOR USD + 0.36%, 0.36% Floor, 9.50% Cap)	5.51	% (a)	03/25/2035	228,069
253,672	Reperforming Loan REMIC Trust, Series 2005-R1-1AS	1.11	% (a)(c)(f)	03/25/2035	10,758
14,967,206	Residential Accredit Loans, Inc., Series 2005-QA11-4A1	4.76	% (c)	10/25/2035	10,873,160
7,908,997	Residential Accredit Loans, Inc., Series 2005-QA13-2A1	4.83	% (c)	12/25/2035	6,444,304
5,751,212	Residential Accredit Loans, Inc., Series 2005-QA3-CB1	3.89	% (c)	03/25/2035	2,196,253
186,305	Residential Accredit Loans, Inc., Series 2005-QS12-A11 (-11 x 1 Month LIBOR USD + 51.15%, 51.15% Cap)	0.00	% (g)	08/25/2035	158,495
763,194	Residential Accredit Loans, Inc., Series 2005-QS13-1A6	5.50%		09/25/2035	620,929
1,547,620	Residential Accredit Loans, Inc., Series 2005-QS13-2A1 (1 Month LIBOR USD + 0.70%, 0.70% Floor, 5.75% Cap)	5.75%		09/25/2035	1,221,173
6,345,243	Residential Accredit Loans, Inc., Series 2005-QS13-2A2 (-1 x 1 Month LIBOR USD + 5.05%, 5.05% Cap)	0.00	% (f)(g)	09/25/2035	253,185
4,897,247	Residential Accredit Loans, Inc., Series 2005-QS14-2A1	6.00%		09/25/2035	1,750,273
1,235,045	Residential Accredit Loans, Inc., Series 2005-QS15-2A	6.00%		10/25/2035	1,029,279
1,507,684	Residential Accredit Loans, Inc., Series 2005-QS15-3A	6.00%		10/25/2035	1,260,857
1,411,442	Residential Accredit Loans, Inc., Series 2005-QS16-A1 (1 Month LIBOR USD + 0.70%, 0.70% Floor, 5.50% Cap)	5.50%		11/25/2035	1,135,769
1,411,198	Residential Accredit Loans, Inc., Series 2005-QS16-A2 (-1 x 1 Month LIBOR USD + 4.80%, 4.80% Cap)	0.00	% (f)(g)	11/25/2035	34,713
789,061	Residential Accredit Loans, Inc., Series 2005-QS17-A1	6.00%		12/25/2035	709,820
816,471	Residential Accredit Loans, Inc., Series 2005-QS17-A10	6.00%		12/25/2035	734,478
2,286,865	Residential Accredit Loans, Inc., Series 2005-QS17-A11	6.00%		12/25/2035	2,057,208
1,625,432	Residential Accredit Loans, Inc., Series 2005-QS17-A2 (1 Month LIBOR USD + 0.85%, 0.85% Floor, 6.00% Cap)	6.00%		12/25/2035	1,326,261
1,625,432	Residential Accredit Loans, Inc., Series 2005-QS17-A4 (-1 x 1 Month LIBOR USD + 5.15%, 5.15% Cap)	0.00	% (f)(g)	12/25/2035	51,558
1,307,873	Residential Accredit Loans, Inc., Series 2005-QS17-A6	6.00%		12/25/2035	1,176,530
598,127	Residential Accredit Loans, Inc., Series 2005-QS5-A3	5.70%		04/25/2035	583,399
2,061,793	Residential Accredit Loans, Inc., Series 2006-QS10-A1	6.00%		08/25/2036	1,683,077
634,022	Residential Accredit Loans, Inc., Series 2006-QS10-A4	5.75%		08/25/2036	510,141
4,705,969	Residential Accredit Loans, Inc., Series 2006-QS11-1A1	6.50%		08/25/2036	3,795,198
1,108,075	Residential Accredit Loans, Inc., Series 2006-QS12-1A1	6.50%		09/25/2036	557,593
1,807,247	Residential Accredit Loans, Inc., Series 2006-QS12-2A18	5.75%		09/25/2036	1,424,388
2,773,542	Residential Accredit Loans, Inc., Series 2006-QS14-A18	6.25%		11/25/2036	2,236,205
1,279,781	Residential Accredit Loans, Inc., Series 2006-QS15-A1	6.50%		10/25/2036	1,091,063
521,724	Residential Accredit Loans, Inc., Series 2006-QS16-A10	6.00%		11/25/2036	418,035
1,855,167	Residential Accredit Loans, Inc., Series 2006-QS16-A11	6.00%		11/25/2036	1,486,654
1,478,744	Residential Accredit Loans, Inc., Series 2006-QS16-A7	6.00%		11/25/2036	1,184,855
585,202	Residential Accredit Loans, Inc., Series 2006-QS16-A8	6.00%		11/25/2036	468,898
231,576	Residential Accredit Loans, Inc., Series 2006-QS16-A9	6.00%		11/25/2036	185,552
1,078,351	Residential Accredit Loans, Inc., Series 2006-QS17-A4	6.00%		12/25/2036	865,576
5,990,850	Residential Accredit Loans, Inc., Series 2006-QS17-A5	6.00%		12/25/2036	4,808,763
625,954	Residential Accredit Loans, Inc., Series 2006-QS1-A6 (-8 x 1 Month LIBOR USD + 42.86%, 42.86% Cap)	3.37	% (g)	01/25/2036	550,374
4,237,193	Residential Accredit Loans, Inc., Series 2006-QS3-1A11	6.00%		03/25/2036	3,574,455
1,024,971	Residential Accredit Loans, Inc., Series 2006-QS4-A8 (-790 x 1 Month LIBOR USD + 5,143.00%, 0.10% Floor, 8.00% Cap)	8.00	% (g)	04/25/2036	871,622
4,053,990	Residential Accredit Loans, Inc., Series 2006-QS4-A9	6.00%		04/25/2036	3,263,175
2,533,552	Residential Accredit Loans, Inc., Series 2006-QS5-A3	6.00%		05/25/2036	2,032,264
7,550,937	Residential Accredit Loans, Inc., Series 2006-QS5-A4	6.00%		05/25/2036	6,056,911
1,274,522	Residential Accredit Loans, Inc., Series 2006-QS6-1A16	6.00%		06/25/2036	1,016,942
1,849,055	Residential Accredit Loans, Inc., Series 2006-QS6-1A2	6.00%		06/25/2036	1,475,362
3,637,445	Residential Accredit Loans, Inc., Series 2006-QS8-A1	6.00%		08/25/2036	2,969,385
6,307,860	Residential Accredit Loans, Inc., Series 2006-QS8-A5 (-1 x 1 Month LIBOR USD + 5.55%, 5.55% Cap)	0.40	% (f)(g)	08/25/2036	443,625
2,280,630	Residential Accredit Loans, Inc., Series 2006-QS9-1A6 (-1 x 1 Month LIBOR USD + 5.30%, 5.30% Cap)	0.15	% (f)(g)	07/25/2036	107,363
21,371,014	Residential Accredit Loans, Inc., Series 2007-QA5-1A1	5.76	% (c)	09/25/2037	14,513,771
24,877,524	Residential Accredit Loans, Inc., Series 2007-QH5-AII (1 Month LIBOR USD + 0.46%, 0.46% Floor)	5.61%		06/25/2037	10,079,863
9,990,995	Residential Accredit Loans, Inc., Series 2007-QH7-2A1 (1 Month LIBOR USD + 0.60%, 0.60% Floor)	5.75%		08/25/2037	8,773,153
22,997,223	Residential Accredit Loans, Inc., Series 2007-QS10-A1	6.50%		09/25/2037	18,292,635
2,357,878	Residential Accredit Loans, Inc., Series 2007-QS11-A1	7.00%		10/25/2037	1,831,694
7,663,351	Residential Accredit Loans, Inc., Series 2007-QS1-1A2 (-1 x 1 Month LIBOR USD + 5.45%, 5.45% Cap)	0.30	% (f)(g)	01/25/2037	374,533
771,398	Residential Accredit Loans, Inc., Series 2007-QS1-1A4	6.00%		01/25/2037	597,190
1,883,503	Residential Accredit Loans, Inc., Series 2007-QS1-2A10	6.00%		01/25/2037	1,443,403
2,547,209	Residential Accredit Loans, Inc., Series 2007-QS2-A6	6.25%		01/25/2037	2,068,073
13,135,340	Residential Accredit Loans, Inc., Series 2007-QS3-A1	6.50%		02/25/2037	10,910,051
2,094,512	Residential Accredit Loans, Inc., Series 2007-QS3-A4	6.25%		02/25/2037	1,712,350
3,440,118	Residential Accredit Loans, Inc., Series 2007-QS4-3A3	6.00%		03/25/2037	2,840,450
1,404,256	Residential Accredit Loans, Inc., Series 2007-QS5-A1	5.50%		03/25/2037	1,076,180
579,313	Residential Accredit Loans, Inc., Series 2007-QS5-A5 (1 Month LIBOR USD + 0.30%, 0.30% Floor, 7.00% Cap)	5.45%		03/25/2037	413,469
1,924,031	Residential Accredit Loans, Inc., Series 2007-QS5-A8 (-1 x 1 Month LIBOR USD + 6.70%, 6.70% Cap)	1.55	% (f)(g)	03/25/2037	157,175
1,551,941	Residential Accredit Loans, Inc., Series 2007-QS6-A102	5.75%		04/25/2037	1,222,001
498,994	Residential Accredit Loans, Inc., Series 2007-QS6-A13 (-8 x 1 Month LIBOR USD + 55.00%, 55.00% Cap)	12.08	% (g)	04/25/2037	492,023
2,222,257	Residential Accredit Loans, Inc., Series 2007-QS6-A45	5.75%		04/25/2037	1,749,809
3,541,592	Residential Accredit Loans, Inc., Series 2007-QS6-A6	6.25%		04/25/2037	2,869,583
244,607	Residential Accredit Loans, Inc., Series 2007-QS6-A77 (-8 x 1 Month LIBOR USD + 55.83%, 55.83% Cap)	12.91	% (g)	04/25/2037	246,589
5,377,182	Residential Accredit Loans, Inc., Series 2007-QS7-2A1	6.75%		06/25/2037	2,246,071
13,453,018	Residential Accredit Loans, Inc., Series 2007-QS9-A33	6.50%		07/25/2037	10,846,400
3,860,296	Residential Asset Securities Corporation, Series 2005-KS4-M5 (1 Month LIBOR USD + 1.20%, 1.80% Floor)	6.95%		05/25/2035	3,709,994
7,525,726	Residential Asset Securities Corporation, Series 2007-EMX1-A13 (1 Month LIBOR USD + 0.20%, 0.20% Floor, 14.00% Cap)	5.35%		01/25/2037	7,389,140
4,470,572	Residential Asset Securitization Trust, Series 2005-A11-2A4	6.00%		10/25/2035	2,155,692
1,531,000	Residential Asset Securitization Trust, Series 2005-A12-A7 (-1 x 1 Month LIBOR USD + 5.00%, 5.00% Cap)	0.00	% (f)(g)	11/25/2035	95,327
1,537,452	Residential Asset Securitization Trust, Series 2005-A12-A8 (1 Month LIBOR USD + 0.55%, 0.55% Floor, 5.50% Cap)	5.50%		11/25/2035	768,404
1,597,783	Residential Asset Securitization Trust, Series 2005-A15-1A7	6.00%		02/25/2036	1,489,994
6,973,827	Residential Asset Securitization Trust, Series 2005-A15-5A3	5.75%		02/25/2036	2,847,666
7,093,228	Residential Asset Securitization Trust, Series 2005-A16-A1	5.00%		02/25/2036	2,854,761
2,894,495	Residential Asset Securitization Trust, Series 2005-A8CB-A11	6.00%		07/25/2035	1,981,857
2,927,821	Residential Asset Securitization Trust, Series 2005-A8CB-A2 (-1 x 1 Month LIBOR USD + 5.00%, 5.00% Cap)	0.00	% (f)(g)	07/25/2035	126,357
4,916,476	Residential Asset Securitization Trust, Series 2006-A10-A5	6.50%		09/25/2036	1,759,825
642,234	Residential Asset Securitization Trust, Series 2006-A1-1A3	6.00%		04/25/2036	291,275
6,983,581	Residential Asset Securitization Trust, Series 2006-A12-A1	6.25%		11/25/2036	2,793,380
7,267,594	Residential Asset Securitization Trust, Series 2006-A13-A1	6.25%		12/25/2036	2,712,406
10,243,000	Residential Asset Securitization Trust, Series 2006-A1-3A2	6.00%		04/25/2036	5,017,484
14,001,235	Residential Asset Securitization Trust, Series 2006-A14C-2A6 (1 Month LIBOR USD + 0.45%, 0.45% Floor, 7.00% Cap)	5.60%		12/25/2036	2,694,083
30,898,625	Residential Asset Securitization Trust, Series 2006-A14C-2A7 (-1 x 1 Month LIBOR USD + 6.55%, 6.55% Cap)	1.40	% (f)(g)	12/25/2036	4,409,787
5,468,057	Residential Asset Securitization Trust, Series 2006-A2-A11	6.00%		01/25/2046	2,372,836
3,809,324	Residential Asset Securitization Trust, Series 2006-A2-A4	6.00%		01/25/2046	1,645,368
3,165,909	Residential Asset Securitization Trust, Series 2006-A2-A9	6.00%		01/25/2046	1,367,457
2,279,655	Residential Asset Securitization Trust, Series 2006-A8-1A1	6.00%		08/25/2036	1,533,700
4,530,954	Residential Asset Securitization Trust, Series 2006-R1-A1 (-4 x 1 Month LIBOR USD + 28.40%, 28.40% Cap)	7.80	% (b)(g)	01/25/2046	4,845,395
19,262,060	Residential Asset Securitization Trust, Series 2007-A2-1A2	6.00%		04/25/2037	11,235,140
723,479	Residential Asset Securitization Trust, Series 2007-A3-1A2 (-8 x 1 Month LIBOR USD + 46.38%, 46.38% Cap)	6.90	% (g)	04/25/2037	804,877
22,879,678	Residential Asset Securitization Trust, Series 2007-A5-1A4 (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	0.95	% (f)(g)	05/25/2037	1,166,468
5,878,898	Residential Asset Securitization Trust, Series 2007-A5-1A6 (1 Month LIBOR USD + 0.40%, 0.40% Floor, 6.50% Cap)	5.55%		05/25/2037	822,876
4,093,816	Residential Asset Securitization Trust, Series 2007-A5-2A3	6.00%		05/25/2037	2,346,434
1,794,110	Residential Asset Securitization Trust, Series 2007-A5-2A5	6.00%		05/25/2037	1,028,322
7,492,720	Residential Asset Securitization Trust, Series 2007-A6-1A2	6.00%		06/25/2037	4,384,896
7,749,430	Residential Asset Securitization Trust, Series 2007-A7-A1	6.00%		07/25/2037	3,358,882
34,086,970	Residential Asset Securitization Trust, Series 2007-A7-A2	6.00%		07/25/2037	14,774,520
15,103,217	Residential Asset Securitization Trust, Series 2007-A7-A6	6.00%		07/25/2037	6,546,278
3,768,784	Residential Funding Mortgage Securities Trust, Series 2006-S10-1A1	6.00%		10/25/2036	2,891,481
1,122,996	Residential Funding Mortgage Securities Trust, Series 2006-S5-A12	6.00%		06/25/2036	934,383
76,885	Residential Funding Mortgage Securities Trust, Series 2006-S5-A15	6.00%		06/25/2036	63,972
2,294,121	Residential Funding Mortgage Securities Trust, Series 2006-S9-A1	6.25%		09/25/2036	1,778,427
2,840,924	Residential Funding Mortgage Securities Trust, Series 2007-S1-A7	6.00%		01/25/2037	2,217,546
1,410,854	Residential Funding Mortgage Securities Trust, Series 2007-S2-A1	6.00%		02/25/2037	1,105,058
1,589,482	Residential Funding Mortgage Securities Trust, Series 2007-S2-A4	6.00%		02/25/2037	1,244,970
2,967,381	Residential Funding Mortgage Securities Trust, Series 2007-S2-A5	6.00%		02/25/2037	2,324,216
463,703	Residential Funding Mortgage Securities Trust, Series 2007-S2-A9	6.00%		02/25/2037	363,197
1,573,660	Residential Funding Mortgage Securities Trust, Series 2007-S3-1A4	6.00%		03/25/2037	1,132,653
1,413,025	Residential Funding Mortgage Securities Trust, Series 2007-S4-A1	6.00%		04/25/2037	1,094,967
791,336	Residential Funding Mortgage Securities Trust, Series 2007-S4-A2	6.00%		04/25/2037	613,211
10,752,258	Residential Funding Mortgage Securities Trust, Series 2007-S5-A1	6.00%		05/25/2037	8,940,268
3,116,047	Residential Funding Mortgage Securities Trust, Series 2007-S5-A8	6.00%		05/25/2037	2,591,860
1,291,271	Residential Funding Mortgage Securities Trust, Series 2007-S6-2A4	6.00%		06/25/2037	976,619
8,147,551	Residential Funding Mortgage Securities Trust, Series 2007-S7-A20	6.00%		07/25/2037	6,324,070
4,092,270	Residential Funding Mortgage Securities Trust, Series 2007-S8-1A1	6.00%		09/25/2037	2,786,210
275,053	Residential Funding Mortgage Securities Trust, Series 2007-SA1-4A	4.57	% (c)	02/25/2037	265,003
2,695,553	Residential Funding Mortgage Securities Trust, Series 2007-SA2-2A1	4.57	% (c)	04/25/2037	2,134,576
6,300,000	Residential Mortgage Loan Trust, Series 2020-2-M1	3.57	% (a)(c)	05/25/2060	5,229,661
38,025,363	RSFR, Series 2020-1-PT	5.71	% (a)(d)	02/17/2025	35,016,150
63,308,874	RSFR, Series 2021-1-PT	4.75	% (a)(d)	06/19/2026	58,118,622
3,606,182	Securitized Asset Backed Receivables LLC Trust, Series 2006-NC3-A2B (1 Month LIBOR USD + 0.30%, 0.30% Floor)	5.45%		09/25/2036	1,308,879
5,614,519	Securitized Asset Backed Receivables LLC Trust, Series 2007-BR3-A2A (1 Month LIBOR USD + 0.07%, 0.07% Floor)	5.22%		04/25/2037	3,772,436
5,487,315	Securitized Asset Backed Receivables LLC Trust, Series 2007-BR3-A2B (1 Month LIBOR USD + 0.22%, 0.22% Floor)	5.37%		04/25/2037	3,686,876
14,819,990	Securitized Asset Backed Receivables LLC Trust, Series 2007-BR4-A2B (1 Month LIBOR USD + 0.20%, 0.20% Floor)	5.35%		05/25/2037	8,923,177
192,021,995	Securitized Mortgage Asset Loan Trust, Series 2015-1-PC	3.10	% (a)(c)	02/25/2054	160,819,093
52,881	Sequoia Mortgage Trust, Series 2003-4-2A1 (1 Month LIBOR USD + 0.70%, 0.70% Floor, 11.50% Cap)	5.86%		07/20/2033	48,424
3,844,081	SG Mortgage Securities Trust, Series 2006-FRE1-A1A (1 Month LIBOR USD + 0.34%, 0.34% Floor)	5.49%		02/25/2036	3,753,191
2,473,695	SG Mortgage Securities Trust, Series 2006-FRE1-A2C (1 Month LIBOR USD + 0.54%, 0.54% Floor)	5.69%		02/25/2036	1,431,831
11,223,754	Soundview Home Loan Trust, Series 2007-NS1-M1 (1 Month LIBOR USD + 0.35%, 0.35% Floor)	5.50%		01/25/2037	10,470,168
3,373,384	Soundview Home Loan Trust, Series 2007-OPT1-2A2 (1 Month LIBOR USD + 0.15%, 0.15% Floor)	5.30%		06/25/2037	2,271,656
5,895,976	Soundview Home Loan Trust, Series 2007-OPT3-1A1 (1 Month LIBOR USD + 0.17%, 0.17% Floor)	5.32%		08/25/2037	4,993,734
18,819,042	Soundview Home Loan Trust, Series 2007-OPT4-1A1 (1 Month LIBOR USD + 1.00%, 1.00% Floor)	6.15%		09/25/2037	12,790,253
42,612,951	Soundview Home Loan Trust, Series 2007-WM1W-2A1 (1 Month LIBOR USD + 0.18%, 0.18% Floor)	4.14	% (b)	02/25/2037	33,511,089
3,861,774	Specialty Underwriting & Residential Finance Trust, Series 2006-BC2-A2B	3.70	% (d)	02/25/2037	1,509,004
13,634,205	Specialty Underwriting & Residential Finance Trust, Series 2007-AB1-A2C (1 Month LIBOR USD + 0.25%, 0.25% Floor)	5.40%		03/25/2037	7,659,466
9,826,000	Spruce Hill Mortgage Loan Trust, Series 2020-SH1-M1	3.22	% (a)(c)	01/28/2050	9,250,942
3,588,943	STARM Mortgage Loan Trust, Series 2007-2-1A1	4.18	% (c)	04/25/2037	1,575,122
1,483,305	STARM Mortgage Loan Trust, Series 2007-3-1A1	5.07	% (c)	06/25/2037	1,016,107
6,329,000	Starwood Mortgage Residential Trust, Series 2021-1-B2	4.52	% (a)(c)	05/25/2065	4,474,678
5,000,000	Starwood Mortgage Residential Trust, Series 2021-2-B1	2.75	% (a)(c)	05/25/2065	3,414,026
7,110,000	Starwood Mortgage Residential Trust, Series 2021-2-B2	3.00	% (a)(c)	05/25/2065	4,361,476
9,103,000	Starwood Mortgage Residential Trust, Series 2021-5-M1	3.25	% (a)(c)	09/25/2066	5,769,109
1,260,983	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22-4A1	4.26	% (c)	12/25/2035	1,125,523
2,363,649	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-12-2A1	4.21	% (c)	01/25/2037	1,713,799
7,416,815	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-1-8A1	4.58	% (c)	02/25/2036	4,620,092
1,351,117	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-8-4A4	4.18	% (c)	09/25/2036	1,213,784
6,715,228	Structured Adjustable Rate Mortgage Loan Trust, Series 2007-7-1A1 (1 Month LIBOR USD + 0.60%, 0.60% Floor)	5.75%		08/25/2037	5,815,372
71,805,019	Structured Asset Investment Loan Trust, Series 2006-3-A1 (1 Month LIBOR USD + 0.16%, 0.16% Floor)	5.31%		06/25/2036	44,609,773
8,177,525	Structured Asset Investment Loan Trust, Series 2006-4-A1 (1 Month LIBOR USD + 0.17%, 0.17% Floor)	5.32%		07/25/2036	4,876,226
20,800,000	Structured Asset Investment Loan Trust, Series 2006-4-A5 (1 Month LIBOR USD + 0.31%, 0.31% Floor)	5.46%		07/25/2036	6,984,220
8,864,335	Structured Asset Mortgage Investments Trust, Series 2006-AR3-12A2 (1 Month LIBOR USD + 0.40%, 0.40% Floor, 10.50% Cap)	5.55%		05/25/2036	7,108,318
770,053	Structured Asset Securities Corporation, Series 2003-24A-1A3	5.47	% (c)	07/25/2033	750,132
8,571,212	Structured Asset Securities Corporation, Series 2005-5-3A1	6.00%		04/25/2035	4,861,925
67,174,790	Structured Asset Securities Corporation, Series 2006-BC4-A1 (1 Month LIBOR USD + 0.32%, 0.32% Floor)	5.47%		12/25/2036	40,806,488
11,978,868	Structured Asset Securities Corporation, Series 2006-BC4-A4 (1 Month LIBOR USD + 0.34%, 0.34% Floor)	5.49%		12/25/2036	11,561,027
50,148,953	Structured Asset Securities Corporation, Series 2007-4-1A3 (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	1.10	% (a)(f)(g)	03/28/2045	2,574,948
20,127,500	Structured Asset Securities Corporation, Series 2007-BC4-M1 (1 Month LIBOR USD + 0.50%, 0.50% Floor)	5.65%		11/25/2037	14,852,302
13,174,145	Structured Asset Securities Corporation, Series 2007-MN1A-A4 (1 Month LIBOR USD + 0.24%, 0.24% Floor)	5.39	% (a)	01/25/2037	8,303,158
15,608,531	Structured Asset Securities Corporation, Series 2007-RF1-1A (1 Month LIBOR USD + 0.19%, 0.19% Floor)	5.34	% (a)	03/25/2037	12,586,086
216,836	SunTrust Alternative Loan Trust, Series 2005-1F-2A3	5.75%		12/25/2035	195,182
455,832	SunTrust Alternative Loan Trust, Series 2006-1F-1A3	6.00%		04/25/2036	207,782
10,852,359	Terwin Mortgage Trust, Series 2006-7-2A3 (1 Month LIBOR USD + 0.54%, 0.54% Floor)	5.69	% (a)	08/25/2037	4,653,112
144,254	Thornburg Mortgage Securities Trust, Series 2003-6-A2 (1 Month LIBOR USD + 1.00%, 1.00% Floor, 11.50% Cap)	6.15%		12/25/2033	136,994
2,482,100	Thornburg Mortgage Securities Trust, Series 2004-4-5A	2.55	% (c)	12/25/2044	2,036,144
4,349,731	Thornburg Mortgage Securities Trust, Series 2007-1-A1 (12 Month LIBOR USD + 1.30%, 0.11% Floor, 10.75% Cap)	7.20%		03/25/2037	3,877,497
1,458,803	Thornburg Mortgage Securities Trust, Series 2007-1-A2A (12 Month LIBOR USD + 1.30%, 0.11% Floor, 10.75% Cap)	7.20%		03/25/2037	1,239,846
30,000,000	Toorak Mortgage Corporation Ltd., Series 2021-1-A1	2.24	% (a)(d)	06/25/2024	29,237,019
5,000,000	Tricon American Homes Trust, Series 2019-SFR1-E	3.40	% (a)	03/17/2038	4,566,849
8,900,000	Tricon American Homes Trust, Series 2020-SFR1-D	2.55	% (a)	07/17/2038	7,932,785
1,600,000	Tricon American Homes Trust, Series 2020-SFR1-E	3.54	% (a)	07/17/2038	1,459,794
16,000,000	Tricon Residential Trust, Series 2021-SFR1-B	2.24	% (a)	07/17/2038	14,247,549
13,250,000	Tricon Residential Trust, Series 2021-SFR1-C	2.34	% (a)	07/17/2038	11,752,971
5,250,000	Tricon Residential Trust, Series 2021-SFR1-D	2.59	% (a)	07/17/2038	4,653,700
10,000,000	Tricon Residential Trust, Series 2021-SFR1-E2	2.89	% (a)	07/17/2038	8,799,015
11,300,000	Tricon Residential Trust, Series 2021-SFR1-F	3.69	% (a)	07/17/2038	9,824,866
170,474	TVC Mortgage Trust, Series 2020-RTL1-A1	3.47	% (a)	09/25/2024	170,167
4,512,621	VCAT LLC, Series 2021-NPL3-A1	1.74	% (a)(d)	05/25/2051	4,198,784
19,966,119	VCAT LLC, Series 2021-NPL4-A1	1.87	% (a)(d)	08/25/2051	18,575,807
32,952,714	VCAT LLC, Series 2021-NPL5-A1	1.87	% (a)(d)	08/25/2051	29,902,410
14,216,621	VCAT LLC, Series 2021-NPL6-A1	1.92	% (a)(d)	09/25/2051	12,951,296
8,398,762	Velocity Commercial Capital Loan Trust, Series 2017-2-AFX	3.07	% (a)(c)	11/25/2047	7,840,355
10,269,135	Velocity Commercial Capital Loan Trust, Series 2018-2-A	4.05	% (a)(c)	10/26/2048	9,729,976
27,023,025	Velocity Commercial Capital Loan Trust, Series 2019-1-A	3.76	% (a)(c)	03/25/2049	24,983,800
2,532,672	Velocity Commercial Capital Loan Trust, Series 2019-1-M4	4.61	% (a)(c)	03/25/2049	1,897,066
9,901,270	Velocity Commercial Capital Loan Trust, Series 2019-2-A	3.13	% (a)(c)	07/25/2049	9,185,354
3,619,207	Velocity Commercial Capital Loan Trust, Series 2019-2-M1	3.26	% (a)(c)	07/25/2049	3,151,318
2,233,074	Velocity Commercial Capital Loan Trust, Series 2020-1-M4	3.54	% (a)(c)	02/25/2050	1,742,254
6,100,000	Verus Securitization Trust, Series 2021-3-M1	2.40	% (a)(c)	06/25/2066	3,865,898
4,588,000	Verus Securitization Trust, Series 2021-4-B1	3.05	% (a)(c)	07/25/2066	2,763,045
2,300,000	Verus Securitization Trust, Series 2021-4-B2	3.81	% (a)(c)	07/25/2066	1,403,267
2,500,000	Verus Securitization Trust, Series 2021-4-M1	2.20	% (a)(c)	07/25/2066	1,441,800
6,651,000	Verus Securitization Trust, Series 2021-5-B1	3.04	% (a)(c)	09/25/2066	3,986,791
9,255,000	Verus Securitization Trust, Series 2021-5-M1	2.33	% (a)(c)	09/25/2066	5,868,167
14,700,654	VOLT LLC, Series 2021-CF1-A1	1.99	% (a)(d)	08/25/2051	13,701,919
12,795,772	VOLT LLC, Series 2021-CF2-A1	2.49	% (a)(d)	11/27/2051	11,400,443
21,031,981	VOLT LLC, Series 2021-NPL1-A1	1.89	% (a)(d)	02/27/2051	19,098,004
6,837,285	VOLT LLC, Series 2021-NPL2-A1	1.89	% (a)(d)	02/27/2051	6,214,431
58,697,946	VOLT LLC, Series 2021-NPL3-A1	2.24	% (a)(d)	02/27/2051	54,218,577
7,819,584	VOLT LLC, Series 2021-NPL5-A1	2.12	% (a)(d)	03/27/2051	7,355,757
24,868,996	VOLT LLC, Series 2021-NPL6-A1	2.24	% (a)(d)	04/25/2051	22,771,490
1,920,894	VOLT LLC, Series 2021-NPL9-A1	1.99	% (a)(d)	05/25/2051	1,758,143
6,297,869	Voyager Trust, Series 2009-1-SAC3	4.07	% (a)(c)	02/25/2038	4,358,192
1,185,093	Washington Mutual Asset-Backed Certificates Trust, Series 2006-HE2-A4 (1 Month LIBOR USD + 0.48%, 0.48% Floor)	5.63%		05/25/2036	900,591
19,535,914	Washington Mutual Asset-Backed Certificates Trust, Series 2007-HE2-2A2 (1 Month LIBOR USD + 0.22%, 0.22% Floor)	5.37%		02/25/2037	5,728,694
3,810,890	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-1-2A	6.00%		03/25/2035	3,141,930
927,175	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-4-5A1	5.50%		06/25/2035	764,123
398,981	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-5-CB12 (-11 x 1 Month LIBOR USD + 50.60%, 50.60% Cap)	0.00	% (g)	07/25/2035	343,564
1,292,000	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-5-CB6 (1 Month LIBOR USD + 0.60%, 0.60% Floor, 7.50% Cap)	5.75%		07/25/2035	1,096,966
306,100	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-6-2A7	5.50%		08/25/2035	258,328
3,845,139	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-7-2CB6 (1 Month LIBOR USD + 1.45%, 1.45% Floor, 6.00% Cap)	6.00%		08/25/2035	3,628,916
349,558	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-7-2CB7 (-11 x 1 Month LIBOR USD + 50.05%, 50.05% Cap)	0.00	% (g)	08/25/2035	299,843
2,270,042	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-7-3CB	6.50%		08/25/2035	1,849,647
5,031,242	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-8-1A2	5.50%		10/25/2035	4,692,752
5,121,666	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-9-2A2	5.50%		11/25/2035	4,404,964
1,199,344	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-9-CX	5.50	% (f)	11/25/2035	212,892
4,769,636	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR19-B1 (1 Month LIBOR USD + 1.05%, 1.05% Floor, 10.50% Cap)	6.20%		12/25/2045	4,180,045
4,342,406	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-1-2CB1	7.00%		02/25/2036	3,330,806
1,479,691	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-1-3A1	5.75%		02/25/2036	1,293,199
747,817	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-1-3A2	5.75%		02/25/2036	669,849
635,580	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-1-3A7	5.75%		02/25/2036	569,553
2,004,242	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-3-3CB4	6.00%		04/25/2036	1,649,933
1,157,388	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-5-1A8	5.75%		07/25/2036	848,223
2,532,723	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-5-2CB1	6.00%		07/25/2036	1,770,751
4,600,491	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-5-2CB6	6.00%		07/25/2036	3,216,428
13,100,559	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-5-3A3	6.72	% (d)	07/25/2036	3,408,181
5,459,322	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-5-3A5	6.95	% (d)	07/25/2036	1,419,267
7,804,419	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-8-A4	4.16	% (d)	10/25/2036	2,915,366
2,866,538	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-9-A7	4.30	% (d)	10/25/2036	929,292
5,769,836	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR10-1A1	3.75	% (c)	09/25/2036	4,949,169
3,786,625	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR10-A1 (1 Month LIBOR USD + 0.20%, 0.20% Floor)	5.35%		12/25/2036	1,916,617
5,805,931	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR15-1A (12 Month US Treasury Average + 0.84%, 0.84% Floor)	4.82%		11/25/2046	4,996,209
5,485,258	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR4-2A (12 Month US Treasury Average + 0.95%, 0.95% Floor)	4.93%		06/25/2046	4,081,314
4,865,385	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR5-4A (12 Month US Treasury Average + 0.99%, 0.99% Floor)	4.97%		06/25/2046	3,862,973
3,315,721	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR5-A12B (12 Month US Treasury Average + 0.98%, 0.98% Floor)	4.96%		06/25/2046	2,933,494
453,514	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR6-2A3	4.03	% (c)	08/25/2036	388,778
7,284,555	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-2-1A6	6.00%		04/25/2037	5,797,832
2,258,073	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-3-A2	6.00%		04/25/2037	1,923,070
3,136,064	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-3-A3	6.00%		04/25/2037	2,670,421
2,247,998	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-4-1A1	5.50%		06/25/2037	2,084,266
165,171	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-5-A11 (-6 x 1 Month LIBOR USD + 39.48%, 39.48% Cap)	8.58	% (g)	06/25/2037	173,442
4,129,267	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-5-A6	6.00%		06/25/2037	3,727,164
7,775,568	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HE1-2A2 (1 Month LIBOR USD + 0.11%, 0.11% Floor)	5.26%		01/25/2037	3,565,644
14,620,042	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HE4-1A (1 Month LIBOR USD + 0.17%, 0.17% Floor)	5.32%		07/25/2047	10,117,941
4,832,729	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HY3-4A1	4.16	% (c)	03/25/2037	4,422,435
7,579,674	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HY5-1A1	3.68	% (c)	05/25/2037	6,564,641
5,678,338	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-OC1-A2 (1 Month LIBOR USD + 0.24%, 0.24% Floor)	5.39%		01/25/2047	5,018,287
520,916	Wells Fargo Alternative Loan Trust, Series 2007-PA1-A10	6.00%		03/25/2037	450,498
2,287,226	Wells Fargo Alternative Loan Trust, Series 2007-PA1-A3	6.00%		03/25/2037	1,978,037
1,972,089	Wells Fargo Alternative Loan Trust, Series 2007-PA1-A5	6.00%		03/25/2037	1,705,500
3,232,155	Wells Fargo Alternative Loan Trust, Series 2007-PA1-A6	6.00%		03/25/2037	2,795,230
12,291,017	Wells Fargo Alternative Loan Trust, Series 2007-PA2-1A1	6.00%		06/25/2037	11,052,446
2,061,421	Wells Fargo Alternative Loan Trust, Series 2007-PA2-3A1 (1 Month LIBOR USD + 0.35%, 0.35% Floor, 7.00% Cap)	5.50%		06/25/2037	1,452,322
3,036,792	Wells Fargo Alternative Loan Trust, Series 2007-PA2-3A2 (-1 x 1 Month LIBOR USD + 6.65%, 6.65% Cap)	1.50	% (f)(g)	06/25/2037	166,097
262,846	Wells Fargo Alternative Loan Trust, Series 2007-PA3-1A4	5.75%		07/25/2037	220,301
4,308,687	Wells Fargo Alternative Loan Trust, Series 2007-PA3-2A1	6.00%		07/25/2037	3,699,962
1,711,869	Wells Fargo Alternative Loan Trust, Series 2007-PA3-2A4	6.00%		07/25/2037	1,470,019
2,984,760	Wells Fargo Alternative Loan Trust, Series 2007-PA3-3A1	6.25%		07/25/2037	2,529,502
22,966,941	Wells Fargo Alternative Loan Trust, Series 2007-PA5-1A1	6.25%		11/25/2037	19,624,142
4,525,092	Wells Fargo Alternative Loan Trust, Series 2007-PA6-A1	4.41	% (c)	12/28/2037	4,161,504
1,532,666	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR12-1A1	4.66	% (c)	09/25/2036	1,400,679
767,589	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR13-A2	4.52	% (c)	09/25/2036	720,461
755,680	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR4-2A1	4.69	% (c)	04/25/2036	712,197
1,212,729	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A1	6.00%		06/25/2037	1,099,994
84,343	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A32	5.75%		06/25/2037	75,660
2,730,976	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A34	6.00%		06/25/2037	2,477,106
739,681	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A36	6.00%		06/25/2037	670,902
251,554	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A43 (1 Month LIBOR USD + 0.50%, 0.50% Floor, 7.00% Cap)	5.65%		06/25/2037	217,589
687,240	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A49	6.00%		06/25/2037	623,355
290,941	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A8 (1 Month LIBOR USD + 0.50%, 0.50% Floor, 7.00% Cap)	5.65%		06/25/2037	251,658
131,249	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A9 (-6 x 1 Month LIBOR USD + 39.00%, 39.00% Cap)	8.10	% (g)	06/25/2037	142,426
11,129,599	Wells Fargo Mortgage Backed Securities Trust, Series 2007-AR9-A1	4.53	% (c)	12/28/2037	9,810,471

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $10,957,672,508)					8,792,487,448

US Government and Agency Mortgage Backed Obligations - 48.5%
2,000,460	Federal Home Loan Mortgage Corporation Pass-Thru, Pool C03490	4.50%		08/01/2040	1,979,028
14,763,206	Federal Home Loan Mortgage Corporation Pass-Thru, Pool C91388	3.50%		02/01/2032	14,216,031
7,592,876	Federal Home Loan Mortgage Corporation Pass-Thru, Pool C91403	3.50%		03/01/2032	7,311,428
7,606,739	Federal Home Loan Mortgage Corporation Pass-Thru, Pool C91413	3.50%		12/01/2031	7,324,805
3,879,137	Federal Home Loan Mortgage Corporation Pass-Thru, Pool C91417	3.50%		01/01/2032	3,735,378
15,600,049	Federal Home Loan Mortgage Corporation Pass-Thru, Pool C91447	3.50%		05/01/2032	15,021,673
19,535,176	Federal Home Loan Mortgage Corporation Pass-Thru, Pool C91594	3.00%		01/01/2033	18,304,722
5,895,687	Federal Home Loan Mortgage Corporation Pass-Thru, Pool C91596	3.00%		02/01/2033	5,524,316
2,825,561	Federal Home Loan Mortgage Corporation Pass-Thru, Pool D98901	3.50%		01/01/2032	2,720,841
6,169,151	Federal Home Loan Mortgage Corporation Pass-Thru, Pool D98923	3.50%		01/01/2032	5,940,564
7,559,978	Federal Home Loan Mortgage Corporation Pass-Thru, Pool D99724	3.00%		11/01/2032	7,083,883
6,830,321	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G01840	5.00%		07/01/2035	6,891,205
1,383,303	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G04817	5.00%		09/01/2038	1,395,664
5,432,386	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G07801	4.00%		10/01/2044	5,212,152
11,533,771	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G07862	4.00%		01/01/2044	11,091,200
12,479,709	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G07905	4.00%		01/01/2042	12,020,438
25,464,220	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G08534	3.00%		06/01/2043	23,032,186
8,262,739	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G08537	3.00%		07/01/2043	7,473,560
15,348,772	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G08614	3.00%		11/01/2044	13,881,785
17,401,628	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G08619	3.00%		12/01/2044	15,738,346
22,540,151	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G08622	3.00%		01/01/2045	20,386,488
42,722,523	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G08626	3.00%		02/01/2045	38,640,520
21,587,606	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G08631	3.00%		03/01/2045	19,524,939
61,085,006	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G08635	3.00%		04/01/2045	55,248,349
18,259,904	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G08640	3.00%		05/01/2045	16,515,145
97,501,350	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G08648	3.00%		06/01/2045	88,184,843
18,657,168	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G08653	3.00%		07/01/2045	16,874,377
10,884,981	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G08658	3.00%		08/01/2045	9,844,833
12,304,537	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G08670	3.00%		10/01/2045	11,121,070
144,574,755	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G08675	3.00%		11/01/2045	130,669,483
59,358,855	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G08680	3.00%		12/01/2045	53,576,053
25,059,229	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G08686	3.00%		01/01/2046	22,618,117
55,837,693	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G08692	3.00%		02/01/2046	50,363,584
17,647,505	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G08705	3.00%		05/01/2046	15,862,711
20,426,363	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G08715	3.00%		08/01/2046	18,322,503
1,076,811	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G08800	3.50%		02/01/2048	995,591
11,499,950	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G16072	3.00%		02/01/2032	10,834,348
24,448,825	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G60251	3.50%		10/01/2045	22,786,901
63,678,816	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G60393	3.50%		01/01/2046	59,330,488
8,854,677	Federal Home Loan Mortgage Corporation Pass-Thru, Pool J22834	2.50%		03/01/2028	8,409,168
22,360,894	Federal Home Loan Mortgage Corporation Pass-Thru, Pool Q13637	3.00%		11/01/2042	20,225,734
22,336,751	Federal Home Loan Mortgage Corporation Pass-Thru, Pool Q13638	3.00%		11/01/2042	20,203,845
38,407,932	Federal Home Loan Mortgage Corporation Pass-Thru, Pool Q16672	3.00%		03/01/2043	34,739,788
2,516,021	Federal Home Loan Mortgage Corporation Pass-Thru, Pool Q23595	4.00%		12/01/2043	2,422,468
3,000,487	Federal Home Loan Mortgage Corporation Pass-Thru, Pool Q24052	4.00%		01/01/2044	2,876,549
2,287,862	Federal Home Loan Mortgage Corporation Pass-Thru, Pool Q24172	4.00%		01/01/2044	2,201,492
2,545,034	Federal Home Loan Mortgage Corporation Pass-Thru, Pool Q24979	4.00%		02/01/2044	2,440,272
10,013,420	Federal Home Loan Mortgage Corporation Pass-Thru, Pool Q31596	3.50%		02/01/2045	9,335,852
4,304,968	Federal Home Loan Mortgage Corporation Pass-Thru, Pool Q32861	3.50%		04/01/2045	4,011,883
10,444,794	Federal Home Loan Mortgage Corporation Pass-Thru, Pool Q32921	3.50%		04/01/2045	9,732,605
11,599,813	Federal Home Loan Mortgage Corporation Pass-Thru, Pool Q39502	3.50%		03/01/2046	10,807,670
25,014,606	Federal Home Loan Mortgage Corporation Pass-Thru, Pool Q44073	3.00%		09/01/2046	22,432,203
15,916,609	Federal Home Loan Mortgage Corporation Pass-Thru, Pool QU7965	2.00%		09/01/2051	12,510,823
14,380,073	Federal Home Loan Mortgage Corporation Pass-Thru, Pool QU7970	2.00%		09/01/2051	11,302,908
50,542,562	Federal Home Loan Mortgage Corporation Pass-Thru, Pool RA3515	2.50%		09/01/2050	43,126,142
21,451,286	Federal Home Loan Mortgage Corporation Pass-Thru, Pool RA4218	2.50%		12/01/2050	18,319,990
16,347,413	Federal Home Loan Mortgage Corporation Pass-Thru, Pool RA4968	2.50%		04/01/2046	14,073,606
62,604,843	Federal Home Loan Mortgage Corporation Pass-Thru, Pool RA5267	3.00%		05/01/2051	55,472,860
188,520,438	Federal Home Loan Mortgage Corporation Pass-Thru, Pool RA7642	4.50%		08/01/2052	181,478,429
86,009,798	Federal Home Loan Mortgage Corporation Pass-Thru, Pool RA7672	4.50%		07/01/2052	82,799,262
140,214,748	Federal Home Loan Mortgage Corporation Pass-Thru, Pool RA7784	4.50%		08/01/2052	134,919,413
59,260,550	Federal Home Loan Mortgage Corporation Pass-Thru, Pool RB0714	2.00%		12/01/2041	49,904,480
77,255,690	Federal Home Loan Mortgage Corporation Pass-Thru, Pool RB5089	1.50%		12/01/2040	63,005,678
8,563,259	Federal Home Loan Mortgage Corporation Pass-Thru, Pool RB5106	2.50%		03/01/2041	7,532,125
88,378,662	Federal Home Loan Mortgage Corporation Pass-Thru, Pool RB5110	1.50%		05/01/2041	71,907,567
56,987,803	Federal Home Loan Mortgage Corporation Pass-Thru, Pool RB5131	2.00%		10/01/2041	48,500,839
16,524,309	Federal Home Loan Mortgage Corporation Pass-Thru, Pool SD0035	3.00%		04/01/2047	14,953,509
34,094,117	Federal Home Loan Mortgage Corporation Pass-Thru, Pool SD0699	2.00%		11/01/2050	28,491,518
47,461,002	Federal Home Loan Mortgage Corporation Pass-Thru, Pool SD0715	2.00%		09/01/2051	39,500,248
61,113,792	Federal Home Loan Mortgage Corporation Pass-Thru, Pool SD1914	4.00%		10/01/2052	57,436,736
25,880,180	Federal Home Loan Mortgage Corporation Pass-Thru, Pool SD1966	4.00%		11/01/2052	24,318,469
67,381,081	Federal Home Loan Mortgage Corporation Pass-Thru, Pool SD2120	3.00%		10/01/2051	59,745,457
41,515,248	Federal Home Loan Mortgage Corporation Pass-Thru, Pool SD2386	3.50%		06/01/2052	37,926,544
208,724,901	Federal Home Loan Mortgage Corporation Pass-Thru, Pool SD7534	2.50%		02/01/2051	180,564,253
87,326,536	Federal Home Loan Mortgage Corporation Pass-Thru, Pool SD8152	3.00%		06/01/2051	77,170,738
3,340,440	Federal Home Loan Mortgage Corporation Pass-Thru, Pool SD8168	3.00%		09/01/2051	2,950,035
9,548,189	Federal Home Loan Mortgage Corporation Pass-Thru, Pool SD8169	3.50%		09/01/2051	8,709,246
41,262,537	Federal Home Loan Mortgage Corporation Pass-Thru, Pool SD8214	3.50%		05/01/2052	37,634,618
41,669,990	Federal Home Loan Mortgage Corporation Pass-Thru, Pool SE9043	2.00%		09/01/2051	32,753,458
985,131	Federal Home Loan Mortgage Corporation Pass-Thru, Pool T60392	4.00%		10/01/2041	921,493
1,388,419	Federal Home Loan Mortgage Corporation Pass-Thru, Pool T60681	4.00%		05/01/2042	1,302,370
5,577,033	Federal Home Loan Mortgage Corporation Pass-Thru, Pool T60782	3.50%		07/01/2042	5,069,159
6,674,431	Federal Home Loan Mortgage Corporation Pass-Thru, Pool T60853	3.50%		09/01/2042	6,065,558
6,466,560	Federal Home Loan Mortgage Corporation Pass-Thru, Pool T60854	3.50%		09/01/2042	5,880,385
1,054,975	Federal Home Loan Mortgage Corporation Pass-Thru, Pool T65110	3.50%		10/01/2042	958,754
6,953,311	Federal Home Loan Mortgage Corporation Pass-Thru, Pool T65492	3.00%		06/01/2048	6,153,710
558,996	Federal Home Loan Mortgage Corporation Pass-Thru, Pool T69016	5.00%		06/01/2041	547,315
11,909,284	Federal Home Loan Mortgage Corporation Pass-Thru, Pool T69050	3.50%		05/01/2046	10,910,675
136,641	Federal Home Loan Mortgage Corporation Pass-Thru, Pool U60299	4.00%		11/01/2040	131,208
1,345,593	Federal Home Loan Mortgage Corporation Pass-Thru, Pool U99125	3.00%		01/01/2043	1,221,579
22,877,634	Federal Home Loan Mortgage Corporation Pass-Thru, Pool U99193	3.50%		03/01/2044	21,317,996
52,626,115	Federal Home Loan Mortgage Corporation Pass-Thru, Pool V81821	3.00%		08/01/2045	47,597,655
15,125,170	Federal Home Loan Mortgage Corporation Pass-Thru, Pool V82117	3.00%		12/01/2045	13,670,424
12,488,546	Federal Home Loan Mortgage Corporation Pass-Thru, Pool V82209	3.50%		02/01/2046	11,635,687
6,968,522	Federal Home Loan Mortgage Corporation Pass-Thru, Pool V82248	3.50%		03/01/2046	6,492,639
81,979,118	Federal Home Loan Mortgage Corporation Pass-Thru, Pool Z40117	3.00%		04/01/2045	74,148,386
6,860,110	Federal Home Loan Mortgage Corporation Pass-Thru, Pool ZS4750	3.00%		01/01/2048	6,133,394
15,026,411	Federal Home Loan Mortgage Corporation Pass-Thru, Pool ZT1827	3.00%		07/01/2047	13,458,248
412,740	Federal Home Loan Mortgage Corporation REMICS, Series 2519-ZD	5.50%		11/15/2032	409,196
237,056	Federal Home Loan Mortgage Corporation REMICS, Series 2596-ZL	5.00%		04/15/2033	234,590
153,286	Federal Home Loan Mortgage Corporation REMICS, Series 2684-ZN	4.00%		10/15/2033	146,203
1,015,229	Federal Home Loan Mortgage Corporation REMICS, Series 2750-ZT	5.00%		02/15/2034	1,005,333
2,746,780	Federal Home Loan Mortgage Corporation REMICS, Series 2825-PZ	5.50%		07/15/2034	2,752,949
1,660,869	Federal Home Loan Mortgage Corporation REMICS, Series 2898-JZ	5.00%		12/15/2034	1,640,850
4,031,340	Federal Home Loan Mortgage Corporation REMICS, Series 2899-AZ	5.00%		12/15/2034	3,962,439
2,173,954	Federal Home Loan Mortgage Corporation REMICS, Series 2909-Z	5.00%		12/15/2034	2,137,460
4,426,040	Federal Home Loan Mortgage Corporation REMICS, Series 2932-Z	5.00%		02/15/2035	4,355,843
1,738,463	Federal Home Loan Mortgage Corporation REMICS, Series 3002-SN (-1 x 1 Month LIBOR USD + 6.50%, 6.50% Cap)	1.31	% (f)(g)	07/15/2035	112,495
1,082,805	Federal Home Loan Mortgage Corporation REMICS, Series 3030-SL (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	0.91	% (f)(g)	09/15/2035	62,536
399,803	Federal Home Loan Mortgage Corporation REMICS, Series 3045-DI (-1 x 1 Month LIBOR USD + 6.73%, 6.73% Cap)	1.54	% (f)(g)	10/15/2035	30,095
2,845,496	Federal Home Loan Mortgage Corporation REMICS, Series 3116-Z	5.50%		02/15/2036	2,851,655
478,101	Federal Home Loan Mortgage Corporation REMICS, Series 3117-ZN	4.50%		02/15/2036	448,391
1,398,817	Federal Home Loan Mortgage Corporation REMICS, Series 3174-PZ	5.00%		01/15/2036	1,388,332
355,335	Federal Home Loan Mortgage Corporation REMICS, Series 3187-JZ	5.00%		07/15/2036	352,864
992,087	Federal Home Loan Mortgage Corporation REMICS, Series 3188-ZK	5.00%		07/15/2036	976,102
1,599,503	Federal Home Loan Mortgage Corporation REMICS, Series 3203-SE (-1 x 1 Month LIBOR USD + 6.50%, 6.50% Cap)	1.31	% (f)(g)	08/15/2036	104,381
2,045,147	Federal Home Loan Mortgage Corporation REMICS, Series 3203-Z	5.00%		07/15/2036	2,017,645
3,240,549	Federal Home Loan Mortgage Corporation REMICS, Series 3203-ZC	5.00%		07/15/2036	3,196,973
2,113,447	Federal Home Loan Mortgage Corporation REMICS, Series 3261-SA (-1 x 1 Month LIBOR USD + 6.43%, 6.43% Cap)	1.24	% (f)(g)	01/15/2037	150,917
1,857,933	Federal Home Loan Mortgage Corporation REMICS, Series 3275-SC (-1 x 1 Month LIBOR USD + 6.08%, 6.08% Cap)	0.89	% (f)(g)	02/15/2037	111,851
405,480	Federal Home Loan Mortgage Corporation REMICS, Series 3315-HZ	6.00%		05/15/2037	405,304
1,332,022	Federal Home Loan Mortgage Corporation REMICS, Series 3326-GS (-1 x 1 Month LIBOR USD + 6.65%, 6.65% Cap)	1.46	% (f)(g)	06/15/2037	111,253
355,138	Federal Home Loan Mortgage Corporation REMICS, Series 3351-ZC	5.50%		07/15/2037	350,529
4,561,327	Federal Home Loan Mortgage Corporation REMICS, Series 3355-BI (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	0.86	% (f)(g)	08/15/2037	288,868
195,264	Federal Home Loan Mortgage Corporation REMICS, Series 3369-Z	6.00%		09/15/2037	196,802
541,477	Federal Home Loan Mortgage Corporation REMICS, Series 3405-ZG	5.50%		01/15/2038	533,449
266,896	Federal Home Loan Mortgage Corporation REMICS, Series 3417-SI (-1 x 1 Month LIBOR USD + 6.18%, 6.18% Cap)	0.99	% (f)(g)	02/15/2038	14,611
856,332	Federal Home Loan Mortgage Corporation REMICS, Series 3423-GS (-1 x 1 Month LIBOR USD + 5.65%, 5.65% Cap)	0.46	% (f)(g)	03/15/2038	40,159
140,619	Federal Home Loan Mortgage Corporation REMICS, Series 3423-SG (-1 x 1 Month LIBOR USD + 5.65%, 5.65% Cap)	0.46	% (f)(g)	03/15/2038	6,353
227,222	Federal Home Loan Mortgage Corporation REMICS, Series 3451-S (-1 x 1 Month LIBOR USD + 6.03%, 6.03% Cap)	0.84	% (f)(g)	02/15/2037	12,942
237,047	Federal Home Loan Mortgage Corporation REMICS, Series 3455-SC (-1 x 1 Month LIBOR USD + 6.06%, 6.06% Cap)	0.87	% (f)(g)	06/15/2038	10,657
69,079	Federal Home Loan Mortgage Corporation REMICS, Series 3473-SM (-1 x 1 Month LIBOR USD + 6.07%, 6.07% Cap)	0.88	% (f)(g)	07/15/2038	4,297
1,638,906	Federal Home Loan Mortgage Corporation REMICS, Series 3484-SE (-1 x 1 Month LIBOR USD + 5.85%, 5.85% Cap)	0.66	% (f)(g)	08/15/2038	77,761
2,341,228	Federal Home Loan Mortgage Corporation REMICS, Series 3519-SD (-1 x 1 Month LIBOR USD + 5.55%, 5.55% Cap)	0.36	% (f)(g)	02/15/2038	96,057
709,844	Federal Home Loan Mortgage Corporation REMICS, Series 3524-LB	3.39	% (c)(f)(j)	06/15/2038	664,291
57,879	Federal Home Loan Mortgage Corporation REMICS, Series 3530-GZ	4.50	% (h)	05/15/2039	52,625
2,130,200	Federal Home Loan Mortgage Corporation REMICS, Series 3541-EI (-1 x 1 Month LIBOR USD + 6.75%, 6.75% Cap)	1.56	% (f)(g)	06/15/2039	187,067
140,215	Federal Home Loan Mortgage Corporation REMICS, Series 3545-SA (-1 x 1 Month LIBOR USD + 6.15%, 6.15% Cap)	0.96	% (f)(g)	06/15/2039	9,211
58,329	Federal Home Loan Mortgage Corporation REMICS, Series 3549-SA (-1 x 1 Month LIBOR USD + 5.80%, 5.80% Cap)	0.61	% (f)(g)	07/15/2039	3,655
2,637,048	Federal Home Loan Mortgage Corporation REMICS, Series 3577-LS (-1 x 1 Month LIBOR USD + 7.20%, 7.20% Cap)	2.01	% (f)(g)	08/15/2035	256,133
810,781	Federal Home Loan Mortgage Corporation REMICS, Series 3582-SA (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	0.81	% (f)(g)	10/15/2049	60,667
830,084	Federal Home Loan Mortgage Corporation REMICS, Series 3583-GB	4.50%		10/15/2039	802,396
1,479,307	Federal Home Loan Mortgage Corporation REMICS, Series 3616-SG (-1 x 1 Month LIBOR USD + 6.35%, 6.35% Cap)	1.16	% (f)(g)	03/15/2032	67,580
2,409,490	Federal Home Loan Mortgage Corporation REMICS, Series 3626-AZ	5.50%		08/15/2036	2,425,513
3,529,390	Federal Home Loan Mortgage Corporation REMICS, Series 3641-Z	5.50%		02/15/2036	3,551,728
3,192,733	Federal Home Loan Mortgage Corporation REMICS, Series 3654-ZB	5.50%		11/15/2037	3,211,495
7,770,713	Federal Home Loan Mortgage Corporation REMICS, Series 3666-VZ	5.50%		08/15/2036	7,816,185
398,575	Federal Home Loan Mortgage Corporation REMICS, Series 3667-SB (-1 x 1 Month LIBOR USD + 6.45%, 6.45% Cap)	1.26	% (f)(g)	05/15/2040	25,882
2,890,947	Federal Home Loan Mortgage Corporation REMICS, Series 3702-SG (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	0.86	% (f)(g)	08/15/2032	96,659
1,387,315	Federal Home Loan Mortgage Corporation REMICS, Series 3704-EI	5.00	% (f)	12/15/2036	219,595
1,361,410	Federal Home Loan Mortgage Corporation REMICS, Series 3712-SG (-5 x 1 Month LIBOR USD + 25.00%, 25.00% Cap)	0.00	% (g)	08/15/2040	1,290,386
1,897,334	Federal Home Loan Mortgage Corporation REMICS, Series 3724-CM	5.50%		06/15/2037	1,924,273
6,139,923	Federal Home Loan Mortgage Corporation REMICS, Series 3726-SA (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	0.86	% (f)(g)	09/15/2040	481,867
186,682	Federal Home Loan Mortgage Corporation REMICS, Series 3741-SC (-2 x 1 Month LIBOR USD + 10.00%, 10.00% Cap)	0.00	% (g)	10/15/2040	143,119
4,674,509	Federal Home Loan Mortgage Corporation REMICS, Series 3752-BS (-2 x 1 Month LIBOR USD + 10.00%, 10.00% Cap)	0.00	% (g)	11/15/2040	3,428,547
13,697,939	Federal Home Loan Mortgage Corporation REMICS, Series 3768-ZX	5.00%		12/15/2040	13,424,635
1,905,047	Federal Home Loan Mortgage Corporation REMICS, Series 3771-AL	4.00%		12/15/2030	1,844,772
5,015,256	Federal Home Loan Mortgage Corporation REMICS, Series 3779-BY	3.50%		12/15/2030	4,793,494
13,716,371	Federal Home Loan Mortgage Corporation REMICS, Series 3779-DZ	4.50%		12/15/2040	13,437,804
5,594,514	Federal Home Loan Mortgage Corporation REMICS, Series 3779-LB	4.00%		12/15/2030	5,417,542
1,356,905	Federal Home Loan Mortgage Corporation REMICS, Series 3779-YA	3.50%		12/15/2030	1,296,905
4,622,655	Federal Home Loan Mortgage Corporation REMICS, Series 3783-AC	4.00%		01/15/2031	4,476,013
2,984,617	Federal Home Loan Mortgage Corporation REMICS, Series 3786-SG (-2 x 1 Month LIBOR USD + 9.50%, 9.50% Cap)	0.00	% (g)	01/15/2041	2,196,726
3,906,898	Federal Home Loan Mortgage Corporation REMICS, Series 3788-AY	3.50%		01/15/2031	3,732,904
477,995	Federal Home Loan Mortgage Corporation REMICS, Series 3790-Z	4.00%		01/15/2041	447,170
10,490,514	Federal Home Loan Mortgage Corporation REMICS, Series 3800-VZ	4.50%		02/15/2041	10,180,332
1,365,527	Federal Home Loan Mortgage Corporation REMICS, Series 3803-ZM	4.00%		02/15/2041	1,282,940
16,468,280	Federal Home Loan Mortgage Corporation REMICS, Series 3806-CZ	5.50%		07/15/2034	16,488,001
5,374,376	Federal Home Loan Mortgage Corporation REMICS, Series 3808-DB	3.50%		02/15/2031	5,133,841
4,538,090	Federal Home Loan Mortgage Corporation REMICS, Series 3812-EY	3.50%		02/15/2031	4,335,175
1,447,478	Federal Home Loan Mortgage Corporation REMICS, Series 3818-CZ	4.50%		03/15/2041	1,400,710
3,575,369	Federal Home Loan Mortgage Corporation REMICS, Series 3819-ZU	5.50%		07/15/2034	3,580,475
11,284,000	Federal Home Loan Mortgage Corporation REMICS, Series 3824-EY	3.50%		03/15/2031	10,779,051
3,350,433	Federal Home Loan Mortgage Corporation REMICS, Series 3828-SW (-3 x 1 Month LIBOR USD + 13.20%, 13.20% Cap)	0.00	% (g)	02/15/2041	2,398,362
4,330,788	Federal Home Loan Mortgage Corporation REMICS, Series 3829-VZ	4.00%		03/15/2041	4,031,174
7,881,290	Federal Home Loan Mortgage Corporation REMICS, Series 3843-PZ	5.00%		04/15/2041	7,890,852
11,356,648	Federal Home Loan Mortgage Corporation REMICS, Series 3863-ZA	5.50%		08/15/2034	11,373,706
3,801,984	Federal Home Loan Mortgage Corporation REMICS, Series 3870-PB	4.50%		06/15/2041	3,680,480
17,349,224	Federal Home Loan Mortgage Corporation REMICS, Series 3871-LZ	5.50%		06/15/2041	17,481,841
5,231,904	Federal Home Loan Mortgage Corporation REMICS, Series 3872-BA	4.00%		06/15/2041	5,029,017
2,750,911	Federal Home Loan Mortgage Corporation REMICS, Series 3877-EY	4.50%		06/15/2041	2,661,768
899,049	Federal Home Loan Mortgage Corporation REMICS, Series 3877-GY	4.50%		06/15/2041	870,025
7,757,073	Federal Home Loan Mortgage Corporation REMICS, Series 3877-ZU	4.50%		06/15/2041	7,506,331
2,290,015	Federal Home Loan Mortgage Corporation REMICS, Series 3900-SB (-1 x 1 Month LIBOR USD + 5.97%, 5.97% Cap)	0.78	% (f)(g)	07/15/2041	146,818
9,688,658	Federal Home Loan Mortgage Corporation REMICS, Series 3901-VZ	4.00%		07/15/2041	9,034,661
15,793,925	Federal Home Loan Mortgage Corporation REMICS, Series 3910-GZ	5.00%		08/15/2041	15,848,797
2,281,412	Federal Home Loan Mortgage Corporation REMICS, Series 3910-ZE	5.00%		10/15/2034	2,241,982
3,410,025	Federal Home Loan Mortgage Corporation REMICS, Series 3919-KL	4.50%		09/15/2041	3,299,498
11,356,473	Federal Home Loan Mortgage Corporation REMICS, Series 3919-ZJ	4.00%		09/15/2041	10,904,439
589,859	Federal Home Loan Mortgage Corporation REMICS, Series 3942-JZ	4.00%		10/15/2041	551,495
3,660,645	Federal Home Loan Mortgage Corporation REMICS, Series 3944-AZ	4.00%		10/15/2041	3,422,933
1,454,946	Federal Home Loan Mortgage Corporation REMICS, Series 3946-SM (-3 x 1 Month LIBOR USD + 14.70%, 14.70% Cap)	0.00	% (g)	10/15/2041	1,129,973
10,188,685	Federal Home Loan Mortgage Corporation REMICS, Series 3969-AB	4.00%		10/15/2033	9,716,048
1,813,514	Federal Home Loan Mortgage Corporation REMICS, Series 3982-AZ	3.50%		01/15/2042	1,613,165
44,712,966	Federal Home Loan Mortgage Corporation REMICS, Series 3990-ZA	3.50%		01/15/2042	40,941,275
2,793,326	Federal Home Loan Mortgage Corporation REMICS, Series 3999-EZ	4.00%		02/15/2042	2,609,048
18,929,358	Federal Home Loan Mortgage Corporation REMICS, Series 3999-ZB	4.00%		02/15/2042	17,664,631
32,811,544	Federal Home Loan Mortgage Corporation REMICS, Series 4016-KZ	4.00%		03/15/2042	31,184,957
463,682	Federal Home Loan Mortgage Corporation REMICS, Series 4050-ND	2.50%		09/15/2041	445,693
64,083,144	Federal Home Loan Mortgage Corporation REMICS, Series 4084-TZ	4.00%		07/15/2042	59,780,127
43,954,611	Federal Home Loan Mortgage Corporation REMICS, Series 4097-ZA	3.50%		08/15/2042	40,441,640
45,366,351	Federal Home Loan Mortgage Corporation REMICS, Series 4109-GE	4.50%		10/15/2041	44,442,307
12,924,728	Federal Home Loan Mortgage Corporation REMICS, Series 4116-AP	1.35%		08/15/2042	10,949,673
3,740,532	Federal Home Loan Mortgage Corporation REMICS, Series 4121-AV	3.00%		12/15/2035	3,515,070
15,638,624	Federal Home Loan Mortgage Corporation REMICS, Series 4160-HP	2.50%		01/15/2033	14,507,499
17,092,796	Federal Home Loan Mortgage Corporation REMICS, Series 4162-ZJ	3.00%		02/15/2033	15,673,406
49,378,197	Federal Home Loan Mortgage Corporation REMICS, Series 4174-Z	3.50%		03/15/2043	45,746,302
73,033,315	Federal Home Loan Mortgage Corporation REMICS, Series 4179-AZ	4.00%		01/15/2041	68,888,389
9,504,164	Federal Home Loan Mortgage Corporation REMICS, Series 4183-ZB	3.00	% (h)	03/15/2043	7,433,347
3,385,250	Federal Home Loan Mortgage Corporation REMICS, Series 4186-ZJ	3.00	% (h)	03/15/2033	3,015,042
9,121,999	Federal Home Loan Mortgage Corporation REMICS, Series 4189-ML	3.00%		04/15/2038	8,302,614
40,143,373	Federal Home Loan Mortgage Corporation REMICS, Series 4212-US (-1 x 1 Month LIBOR USD + 5.40%, 5.40% Cap)	0.00	% (g)	06/15/2043	26,992,320
19,309,604	Federal Home Loan Mortgage Corporation REMICS, Series 4223-US (-1 x 1 Month LIBOR USD + 5.43%, 5.43% Cap)	0.00	% (g)	07/15/2043	13,307,721
24,035,273	Federal Home Loan Mortgage Corporation REMICS, Series 4223-ZV	4.00%		07/15/2043	23,054,081
5,572,998	Federal Home Loan Mortgage Corporation REMICS, Series 4229-TZ	3.00%		06/15/2043	4,951,393
29,753,609	Federal Home Loan Mortgage Corporation REMICS, Series 4229-ZA	4.00%		07/15/2043	28,446,849
8,852,526	Federal Home Loan Mortgage Corporation REMICS, Series 4249-CS (-1 x 1 Month LIBOR USD + 4.65%, 4.65% Cap)	0.77	% (g)	09/15/2043	6,392,939
21,244,483	Federal Home Loan Mortgage Corporation REMICS, Series 4250-BZ	3.00%		09/15/2033	19,577,471
9,594,680	Federal Home Loan Mortgage Corporation REMICS, Series 4267-BZ	4.00%		10/15/2040	9,150,613
23,520,054	Federal Home Loan Mortgage Corporation REMICS, Series 4283-ZL	3.00%		08/15/2033	21,862,387
19,625,035	Federal Home Loan Mortgage Corporation REMICS, Series 4355-ZX	4.00%		05/15/2044	18,682,557
17,590,500	Federal Home Loan Mortgage Corporation REMICS, Series 4376-GZ	3.00	% (h)	08/15/2044	15,072,147
55,924,452	Federal Home Loan Mortgage Corporation REMICS, Series 4377-LZ	3.00	% (h)	08/15/2044	48,154,494
1,629,843	Federal Home Loan Mortgage Corporation REMICS, Series 4379-KA	3.00%		08/15/2044	1,503,443
30,569,234	Federal Home Loan Mortgage Corporation REMICS, Series 4384-ZY	3.00	% (h)	09/15/2044	26,419,931
154,930,275	Federal Home Loan Mortgage Corporation REMICS, Series 4390-NZ	3.00	% (h)	09/15/2044	133,430,973
12,737,611	Federal Home Loan Mortgage Corporation REMICS, Series 4408-PB	3.00%		04/15/2044	11,786,268
15,739,907	Federal Home Loan Mortgage Corporation REMICS, Series 4427-CE	3.00%		02/15/2034	15,051,763
7,347,291	Federal Home Loan Mortgage Corporation REMICS, Series 4427-PS (-1 x 1 Month LIBOR USD + 5.60%, 5.60% Cap)	0.41	% (f)(g)	07/15/2044	316,736
7,181,863	Federal Home Loan Mortgage Corporation REMICS, Series 4429-HA	3.00%		04/15/2034	6,837,537
29,523,372	Federal Home Loan Mortgage Corporation REMICS, Series 4434-LZ	3.00	% (h)	02/15/2045	24,898,867
1,112,520	Federal Home Loan Mortgage Corporation REMICS, Series 4438-B	3.00%		10/15/2043	1,045,053
11,039,174	Federal Home Loan Mortgage Corporation REMICS, Series 4441-VZ	3.00	% (h)	02/15/2045	9,261,629
32,090,622	Federal Home Loan Mortgage Corporation REMICS, Series 4444-CZ	3.00	% (h)	02/15/2045	27,401,261
22,062,497	Federal Home Loan Mortgage Corporation REMICS, Series 4447-YZ	4.00%		08/15/2043	20,948,177
41,400,466	Federal Home Loan Mortgage Corporation REMICS, Series 4463-ZC	3.00%		04/15/2045	37,037,879
31,930,769	Federal Home Loan Mortgage Corporation REMICS, Series 4467-ZA	3.00	% (h)	04/15/2045	28,081,013
14,108,646	Federal Home Loan Mortgage Corporation REMICS, Series 4471-BA	3.00%		12/15/2041	13,554,684
12,268,248	Federal Home Loan Mortgage Corporation REMICS, Series 4471-BC	3.00%		12/15/2041	11,786,547
39,858,989	Federal Home Loan Mortgage Corporation REMICS, Series 4471-GA	3.00%		02/15/2044	36,630,016
54,131,572	Federal Home Loan Mortgage Corporation REMICS, Series 4483-CA	3.00%		06/15/2044	50,319,978
26,768,065	Federal Home Loan Mortgage Corporation REMICS, Series 4483-PA	2.50%		06/15/2045	24,628,325
7,989,995	Federal Home Loan Mortgage Corporation REMICS, Series 4492-GZ	3.50%		07/15/2045	7,207,214
538,808	Federal Home Loan Mortgage Corporation REMICS, Series 4498-PD	2.50%		08/15/2042	532,244
5,575,945	Federal Home Loan Mortgage Corporation REMICS, Series 4500-GO	0.00	% (j)	08/15/2045	4,289,343
10,743,982	Federal Home Loan Mortgage Corporation REMICS, Series 4504-CA	3.00%		04/15/2044	10,057,314
18,937,030	Federal Home Loan Mortgage Corporation REMICS, Series 4527-GA	3.00%		02/15/2044	17,565,714
38,956,455	Federal Home Loan Mortgage Corporation REMICS, Series 4533-AB	3.00%		06/15/2044	36,201,299
34,995,013	Federal Home Loan Mortgage Corporation REMICS, Series 4543-HG	2.70%		04/15/2044	32,368,588
54,141,091	Federal Home Loan Mortgage Corporation REMICS, Series 4573-CA	3.00%		11/15/2044	50,289,212
11,230,579	Federal Home Loan Mortgage Corporation REMICS, Series 4573-DA	3.00%		03/15/2045	10,469,179
11,147,097	Federal Home Loan Mortgage Corporation REMICS, Series 4588-DA	3.00%		02/15/2044	10,490,955
7,172,575	Federal Home Loan Mortgage Corporation REMICS, Series 4629-KA	3.00%		03/15/2045	6,786,405
37,651,254	Federal Home Loan Mortgage Corporation REMICS, Series 4636-DZ	3.50	% (h)	12/15/2046	34,519,682
27,291,127	Federal Home Loan Mortgage Corporation REMICS, Series 4679-VZ	3.50	% (h)	02/15/2047	25,004,240
6,055,010	Federal Home Loan Mortgage Corporation REMICS, Series 4744-KA	3.00%		08/15/2046	5,606,718
21,534,000	Federal Home Loan Mortgage Corporation REMICS, Series 4759-NL	3.00%		02/15/2048	18,241,087
5,681,066	Federal Home Loan Mortgage Corporation REMICS, Series 4791-IO	3.00	% (f)	05/15/2048	861,314
30,437,383	Federal Home Loan Mortgage Corporation REMICS, Series 4791-JT	3.00%		05/15/2048	27,321,797
4,705,624	Federal Home Loan Mortgage Corporation REMICS, Series 4791-LI	3.00	% (f)	05/15/2048	568,947
4,705,624	Federal Home Loan Mortgage Corporation REMICS, Series 4791-LO	0.00	% (j)	05/15/2048	3,420,650
18,326,020	Federal Home Loan Mortgage Corporation REMICS, Series 4791-PO	0.00	% (j)	05/15/2048	14,088,938
12,941,509	Federal Home Loan Mortgage Corporation REMICS, Series 4792-A	3.00%		05/15/2048	11,616,086
8,010,794	Federal Home Loan Mortgage Corporation REMICS, Series 4793-C	3.00%		06/15/2048	7,231,877
7,795,534	Federal Home Loan Mortgage Corporation REMICS, Series 4795-AO	0.00	% (j)	05/15/2048	5,838,294
6,361,435	Federal Home Loan Mortgage Corporation REMICS, Series 4801-OG	0.00	% (j)	06/15/2048	4,840,712
12,087,447	Federal Home Loan Mortgage Corporation REMICS, Series 4901-BD	3.00%		07/25/2049	11,118,167
24,616,446	Federal Home Loan Mortgage Corporation REMICS, Series 4924-ST (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	0.85	% (f)(g)	08/25/2048	2,019,794
12,315,184	Federal Home Loan Mortgage Corporation REMICS, Series 5004-LS (-1 x 1 Month LIBOR USD + 6.15%, 6.15% Cap)	1.00	% (f)(g)	07/25/2050	1,502,348
13,318,065	Federal Home Loan Mortgage Corporation REMICS, Series 5023-YI	3.00	% (f)	10/25/2050	2,059,876
6,389,823	Federal Home Loan Mortgage Corporation REMICS, Series 5062-PA	1.25%		01/25/2051	4,810,757
13,166,524	Federal Home Loan Mortgage Corporation REMICS, Series 5081-MI	2.50	% (f)	03/25/2051	1,749,649
52,200,793	Federal Home Loan Mortgage Corporation REMICS, Series 5105-NH	2.00%		02/25/2037	45,754,361
8,437,159	Federal Home Loan Mortgage Corporation REMICS, Series 5112-SC (-1 x Secured Overnight Financing Rate 30 Day Average + 2.50%, 2.50% Cap)	0.00	% (f)(g)	06/25/2051	87,475
19,989,179	Federal Home Loan Mortgage Corporation REMICS, Series 5117-D	2.00%		06/25/2051	17,346,148
42,450,487	Federal Home Loan Mortgage Corporation REMICS, Series 5126-AH	2.00%		02/25/2037	37,208,149
71,043,522	Federal Home Loan Mortgage Corporation REMICS, Series 5130-IO	3.50	% (f)	08/25/2051	13,783,786
12,610,671	Federal Home Loan Mortgage Corporation REMICS, Series 5140-B	2.00%		05/25/2040	10,864,262
41,928,127	Federal Home Loan Mortgage Corporation REMICS, Series 5145-SB (-1 x Secured Overnight Financing Rate 30 Day Average + 2.60%, 2.60% Cap)	0.00	% (f)(g)	09/25/2051	596,113
48,491,668	Federal Home Loan Mortgage Corporation REMICS, Series 5157-EI	3.00	% (f)	10/25/2051	6,445,571
11,638,182	Federal Home Loan Mortgage Corporation REMICS, Series 5159-CD	1.50%		07/25/2041	9,872,079
44,809,014	Federal Home Loan Mortgage Corporation REMICS, Series 5160-S (-1 x Secured Overnight Financing Rate 30 Day Average + 3.74%, 3.74% Cap)	0.00	% (f)(g)	08/25/2050	1,347,497
18,358,521	Federal Home Loan Mortgage Corporation REMICS, Series 5160-ZY	3.00	% (h)	10/25/2050	13,015,780
26,008,359	Federal Home Loan Mortgage Corporation REMICS, Series 5175-CZ	2.50	% (h)	09/25/2051	14,621,124
20,000,000	Federal Home Loan Mortgage Corporation REMICS, Series 5319-PO	0.00	% (j)	08/25/2050	13,850,000
24,069,927	Federal Home Loan Mortgage Corporation REMICS, Series R003-ZA	5.50%		10/15/2035	24,213,177
72,153,201	Federal Home Loan Mortgage Corporation, Pool Z40206	3.50%		02/01/2047	66,938,316
8,866,151	Federal Home Loan Mortgage Corporation, Series 2015-SC02-1A	3.00%		09/25/2045	7,770,003
4,839,508	Federal Home Loan Mortgage Corporation, Series 2016-SC01-1A	3.00%		07/25/2046	4,220,275
1,388,670	Federal Home Loan Mortgage Corporation, Series 2021-MN1-M1 (Secured Overnight Financing Rate 30 Day Average + 2.00%)	6.97	% (a)	01/25/2051	1,332,795
1,250,000	Federal Home Loan Mortgage Corporation, Series 2021-MN1-M2 (Secured Overnight Financing Rate 30 Day Average + 3.75%)	8.72	% (a)	01/25/2051	1,131,059
12,058,075	Federal Home Loan Mortgage Corporation, Series 267-30	3.00%		08/15/2042	10,924,482
8,695,302	Federal Home Loan Mortgage Corporation, Series 274-30	3.00%		08/15/2042	8,063,311
34,970,195	Federal Home Loan Mortgage Corporation, Series 280-30	3.00%		09/15/2042	32,212,528
6,150,812	Federal Home Loan Mortgage Corporation, Series 284-300	3.00%		10/15/2042	5,619,427
5,380,392	Federal Home Loan Mortgage Corporation, Series 326-300	3.00%		03/15/2044	4,871,422
37,053,538	Federal Home Loan Mortgage Corporation, Series 357-200	2.00%		09/15/2047	32,187,748
12,319,965	Federal Home Loan Mortgage Corporation, Series 358-300	3.00%		10/15/2047	11,219,258
27,667,700	Federal Home Loan Mortgage Corporation, Series 4857-J	3.40%		01/15/2049	25,758,183
42,106,219	Federal Home Loan Mortgage Corporation, Series 5007-IP	3.00	% (f)	07/25/2050	6,878,114
27,747,152	Federal Home Loan Mortgage Corporation, Series 5059-ID	3.00	% (f)	01/25/2051	4,105,663
33,201,899	Federal Home Loan Mortgage Corporation, Series 5077-CI	3.50	% (f)	02/25/2051	5,980,343
32,842,176	Federal Home Loan Mortgage Corporation, Series 5171-GI	3.00	% (f)	12/25/2051	5,337,005
28,639,180	Federal Home Loan Mortgage Corporation, Series 5181-IL	3.00	% (f)	01/25/2052	4,629,011
67,101,340	Federal Home Loan Mortgage Corporation, Series 5209-IO	3.00	% (f)	10/25/2051	10,550,397
80,331,190	Federal Home Loan Mortgage Corporation, Series 5279-IO	3.00	% (f)	03/25/2051	12,699,735
21,021,912	Federal Home Loan Mortgage Corporation, Series 5299-ZA	3.00	% (h)	03/25/2052	14,952,074
3,355,815	Federal National Mortgage Association Pass-Thru, Pool 555743	5.00%		09/01/2033	3,381,770
2,437,250	Federal National Mortgage Association Pass-Thru, Pool 735382	5.00%		04/01/2035	2,456,118
4,102,468	Federal National Mortgage Association Pass-Thru, Pool 735402	5.00%		04/01/2035	4,134,226
2,750,309	Federal National Mortgage Association Pass-Thru, Pool 735484	5.00%		05/01/2035	2,771,603
1,150,636	Federal National Mortgage Association Pass-Thru, Pool 735667	5.00%		07/01/2035	1,159,536
933,927	Federal National Mortgage Association Pass-Thru, Pool 735893	5.00%		10/01/2035	941,181
2,276,493	Federal National Mortgage Association Pass-Thru, Pool 745275	5.00%		02/01/2036	2,294,180
98,035	Federal National Mortgage Association Pass-Thru, Pool 888695	5.00%		08/01/2037	98,795
576,636	Federal National Mortgage Association Pass-Thru, Pool 888968	5.00%		08/01/2035	577,981
4,562,467	Federal National Mortgage Association Pass-Thru, Pool 890549	4.00%		11/01/2043	4,389,524
5,378,477	Federal National Mortgage Association Pass-Thru, Pool 890565	3.00%		11/01/2043	4,859,482
320,303	Federal National Mortgage Association Pass-Thru, Pool 931104	5.00%		05/01/2039	318,834
66,616	Federal National Mortgage Association Pass-Thru, Pool 975116	5.00%		05/01/2038	67,134
929,126	Federal National Mortgage Association Pass-Thru, Pool 986864	6.50%		08/01/2038	986,517
575,165	Federal National Mortgage Association Pass-Thru, Pool 987316	6.50%		09/01/2038	599,515
4,515,978	Federal National Mortgage Association Pass-Thru, Pool 995203	5.00%		07/01/2035	4,525,017
7,612,132	Federal National Mortgage Association Pass-Thru, Pool 995849	5.00%		08/01/2036	7,671,094
6,105,941	Federal National Mortgage Association Pass-Thru, Pool AB2123	4.00%		01/01/2031	5,962,293
128,846	Federal National Mortgage Association Pass-Thru, Pool AB2370	4.50%		09/01/2035	122,568
431,289	Federal National Mortgage Association Pass-Thru, Pool AB3713	4.00%		10/01/2031	421,141
3,202,516	Federal National Mortgage Association Pass-Thru, Pool AB3796	3.50%		11/01/2031	3,080,279
710,949	Federal National Mortgage Association Pass-Thru, Pool AB3850	4.00%		11/01/2041	657,668
543,192	Federal National Mortgage Association Pass-Thru, Pool AB3923	4.00%		11/01/2041	502,472
11,505,126	Federal National Mortgage Association Pass-Thru, Pool AB4167	3.50%		01/01/2032	11,065,798
9,722,507	Federal National Mortgage Association Pass-Thru, Pool AB4261	3.50%		01/01/2032	9,351,249
1,571,093	Federal National Mortgage Association Pass-Thru, Pool AB5084	3.50%		05/01/2032	1,509,169
4,237,410	Federal National Mortgage Association Pass-Thru, Pool AB5156	3.50%		05/01/2032	4,075,670
6,184,090	Federal National Mortgage Association Pass-Thru, Pool AB5212	3.50%		05/01/2032	5,947,993
3,694,835	Federal National Mortgage Association Pass-Thru, Pool AB5243	4.00%		05/01/2042	3,421,166
8,356,819	Federal National Mortgage Association Pass-Thru, Pool AB5911	3.00%		08/01/2032	7,821,471
3,118,644	Federal National Mortgage Association Pass-Thru, Pool AB6280	3.00%		09/01/2042	2,827,933
4,206,451	Federal National Mortgage Association Pass-Thru, Pool AB6349	3.00%		10/01/2032	3,937,072
11,770,931	Federal National Mortgage Association Pass-Thru, Pool AB6750	3.00%		10/01/2032	11,016,801
6,269,994	Federal National Mortgage Association Pass-Thru, Pool AB6751	3.00%		10/01/2032	5,868,256
32,857,436	Federal National Mortgage Association Pass-Thru, Pool AB6854	3.00%		11/01/2042	29,685,279
25,216,074	Federal National Mortgage Association Pass-Thru, Pool AB7077	3.00%		11/01/2042	22,781,555
19,289,838	Federal National Mortgage Association Pass-Thru, Pool AB7344	3.00%		12/01/2032	18,053,990
10,814,376	Federal National Mortgage Association Pass-Thru, Pool AB7776	3.00%		02/01/2043	9,806,150
12,271,828	Federal National Mortgage Association Pass-Thru, Pool AB7877	3.00%		02/01/2043	11,127,725
5,516,608	Federal National Mortgage Association Pass-Thru, Pool AB8418	3.00%		02/01/2033	5,163,052
8,480,093	Federal National Mortgage Association Pass-Thru, Pool AB8520	3.00%		02/01/2033	7,936,531
10,357,892	Federal National Mortgage Association Pass-Thru, Pool AB8703	3.00%		03/01/2038	9,333,717
4,224,078	Federal National Mortgage Association Pass-Thru, Pool AB8858	3.00%		04/01/2033	3,953,410
8,802,881	Federal National Mortgage Association Pass-Thru, Pool AB9020	3.00%		04/01/2038	7,932,414
6,860,371	Federal National Mortgage Association Pass-Thru, Pool AB9197	3.00%		05/01/2033	6,420,630
21,313,608	Federal National Mortgage Association Pass-Thru, Pool AB9406	3.00%		05/01/2033	19,947,249
4,101,798	Federal National Mortgage Association Pass-Thru, Pool AB9409	3.00%		05/01/2033	3,838,985
177,208	Federal National Mortgage Association Pass-Thru, Pool AD2177	4.50%		06/01/2030	172,661
326,312	Federal National Mortgage Association Pass-Thru, Pool AD6438	5.00%		06/01/2040	327,966
211,143	Federal National Mortgage Association Pass-Thru, Pool AD7859	5.00%		06/01/2040	212,785
2,639,877	Federal National Mortgage Association Pass-Thru, Pool AH0607	4.00%		12/01/2040	2,539,879
131,959	Federal National Mortgage Association Pass-Thru, Pool AH1140	4.50%		12/01/2040	126,286
1,829,967	Federal National Mortgage Association Pass-Thru, Pool AH4437	4.00%		01/01/2041	1,692,845
681,907	Federal National Mortgage Association Pass-Thru, Pool AH7309	4.00%		02/01/2031	665,881
1,057,072	Federal National Mortgage Association Pass-Thru, Pool AH9323	4.00%		04/01/2026	1,032,063
486,045	Federal National Mortgage Association Pass-Thru, Pool AI9831	4.00%		09/01/2041	452,883
795,634	Federal National Mortgage Association Pass-Thru, Pool AJ1265	4.00%		09/01/2041	747,801
54,685	Federal National Mortgage Association Pass-Thru, Pool AJ1399	4.00%		09/01/2041	50,580
1,530,602	Federal National Mortgage Association Pass-Thru, Pool AJ1467	4.00%		10/01/2041	1,415,894
2,078,173	Federal National Mortgage Association Pass-Thru, Pool AJ3392	4.00%		10/01/2041	1,939,742
1,096,491	Federal National Mortgage Association Pass-Thru, Pool AJ3854	4.00%		10/01/2041	1,014,297
5,107,797	Federal National Mortgage Association Pass-Thru, Pool AJ4118	4.00%		11/01/2041	4,725,037
1,321,262	Federal National Mortgage Association Pass-Thru, Pool AJ4131	4.00%		10/01/2041	1,222,231
7,752,895	Federal National Mortgage Association Pass-Thru, Pool AJ5322	4.00%		11/01/2041	7,459,061
2,177,915	Federal National Mortgage Association Pass-Thru, Pool AJ7677	3.50%		12/01/2041	1,978,180
995,931	Federal National Mortgage Association Pass-Thru, Pool AJ8334	4.00%		12/01/2041	921,157
9,307,329	Federal National Mortgage Association Pass-Thru, Pool AK0713	3.50%		01/01/2032	8,952,155
1,446,314	Federal National Mortgage Association Pass-Thru, Pool AK4039	4.00%		02/01/2042	1,337,883
2,806,037	Federal National Mortgage Association Pass-Thru, Pool AK4763	4.00%		02/01/2042	2,595,813
1,127,715	Federal National Mortgage Association Pass-Thru, Pool AK9438	4.00%		03/01/2042	1,043,191
1,741,194	Federal National Mortgage Association Pass-Thru, Pool AK9439	4.00%		03/01/2042	1,610,701
496,395	Federal National Mortgage Association Pass-Thru, Pool AK9446	4.50%		03/01/2042	482,192
48,218,126	Federal National Mortgage Association Pass-Thru, Pool AL3699	3.00%		06/01/2043	43,246,780
25,536,912	Federal National Mortgage Association Pass-Thru, Pool AL3883	3.00%		07/01/2043	23,156,310
448,317	Federal National Mortgage Association Pass-Thru, Pool AL4292	4.50%		04/01/2026	442,163
4,183,835	Federal National Mortgage Association Pass-Thru, Pool AL4312	4.00%		10/01/2043	4,021,321
9,448,963	Federal National Mortgage Association Pass-Thru, Pool AL6075	3.50%		09/01/2053	8,523,733
17,973,691	Federal National Mortgage Association Pass-Thru, Pool AL6076	3.00%		06/01/2053	15,878,351
23,797,769	Federal National Mortgage Association Pass-Thru, Pool AL6141	4.00%		04/01/2042	22,903,229
22,431,036	Federal National Mortgage Association Pass-Thru, Pool AL6325	3.00%		10/01/2044	20,266,801
7,173,239	Federal National Mortgage Association Pass-Thru, Pool AL6486	4.50%		02/01/2045	7,043,856
22,091,997	Federal National Mortgage Association Pass-Thru, Pool AL6538	4.50%		06/01/2044	21,830,283
21,875,135	Federal National Mortgage Association Pass-Thru, Pool AL8304	3.50%		03/01/2046	20,363,360
10,833,235	Federal National Mortgage Association Pass-Thru, Pool AL9220	3.00%		06/01/2045	9,788,055
17,891,036	Federal National Mortgage Association Pass-Thru, Pool AL9445	3.00%		07/01/2031	17,058,666
4,193,642	Federal National Mortgage Association Pass-Thru, Pool AO2980	4.00%		05/01/2042	3,883,053
13,474,059	Federal National Mortgage Association Pass-Thru, Pool AP4787	3.50%		09/01/2042	12,234,387
10,592,720	Federal National Mortgage Association Pass-Thru, Pool AP4789	3.50%		09/01/2042	9,616,710
6,572,023	Federal National Mortgage Association Pass-Thru, Pool AQ5541	3.00%		12/01/2042	5,937,493
6,517,506	Federal National Mortgage Association Pass-Thru, Pool AR9856	3.00%		04/01/2043	5,888,174
5,809,856	Federal National Mortgage Association Pass-Thru, Pool AS1927	4.50%		03/01/2044	5,705,019
6,968,032	Federal National Mortgage Association Pass-Thru, Pool AS2038	4.50%		03/01/2044	6,842,338
3,926,948	Federal National Mortgage Association Pass-Thru, Pool AS2517	4.50%		05/01/2044	3,856,128
1,748,624	Federal National Mortgage Association Pass-Thru, Pool AS2551	4.50%		06/01/2044	1,714,438
1,906,839	Federal National Mortgage Association Pass-Thru, Pool AS2765	4.50%		07/01/2044	1,873,299
9,492,186	Federal National Mortgage Association Pass-Thru, Pool AS3201	3.00%		08/01/2034	8,879,164
4,585,743	Federal National Mortgage Association Pass-Thru, Pool AS3456	3.00%		10/01/2034	4,287,766
9,188,634	Federal National Mortgage Association Pass-Thru, Pool AS3666	3.00%		10/01/2034	8,587,511
30,027,145	Federal National Mortgage Association Pass-Thru, Pool AS3961	3.00%		12/01/2044	27,128,922
11,993,240	Federal National Mortgage Association Pass-Thru, Pool AS4154	3.00%		12/01/2044	10,835,603
7,524,808	Federal National Mortgage Association Pass-Thru, Pool AS4212	3.00%		01/01/2035	7,031,114
11,232,257	Federal National Mortgage Association Pass-Thru, Pool AS4281	3.00%		01/01/2035	10,492,878
8,627,216	Federal National Mortgage Association Pass-Thru, Pool AS4345	3.50%		01/01/2045	8,046,694
10,862,303	Federal National Mortgage Association Pass-Thru, Pool AS4360	3.00%		01/01/2035	10,133,016
68,538,954	Federal National Mortgage Association Pass-Thru, Pool AS4625	3.00%		03/01/2045	61,923,958
26,700,762	Federal National Mortgage Association Pass-Thru, Pool AS4645	3.00%		03/01/2045	24,122,413
11,493,190	Federal National Mortgage Association Pass-Thru, Pool AS4779	3.00%		04/01/2035	10,721,211
9,351,587	Federal National Mortgage Association Pass-Thru, Pool AS4780	3.00%		04/01/2035	8,730,090
12,079,044	Federal National Mortgage Association Pass-Thru, Pool AS4840	3.00%		04/01/2035	11,276,228
8,005,412	Federal National Mortgage Association Pass-Thru, Pool AS4881	3.00%		05/01/2035	7,471,794
13,875,001	Federal National Mortgage Association Pass-Thru, Pool AS7473	3.00%		07/01/2046	12,285,366
28,679,205	Federal National Mortgage Association Pass-Thru, Pool AS7661	3.00%		08/01/2046	25,397,823
18,991,666	Federal National Mortgage Association Pass-Thru, Pool AS8056	3.00%		10/01/2046	17,011,309
26,936,172	Federal National Mortgage Association Pass-Thru, Pool AS8111	3.00%		10/01/2041	24,287,880
16,463,499	Federal National Mortgage Association Pass-Thru, Pool AS8269	3.00%		11/01/2046	14,745,483
13,890,339	Federal National Mortgage Association Pass-Thru, Pool AS8306	3.00%		11/01/2041	12,550,529
16,239,979	Federal National Mortgage Association Pass-Thru, Pool AS8356	3.00%		11/01/2046	14,379,339
13,484,987	Federal National Mortgage Association Pass-Thru, Pool AX9696	3.00%		07/01/2045	11,940,256
17,030,528	Federal National Mortgage Association Pass-Thru, Pool AY3974	3.00%		03/01/2045	15,386,219
6,041,845	Federal National Mortgage Association Pass-Thru, Pool AY4295	3.00%		02/01/2045	5,372,139
420,720	Federal National Mortgage Association Pass-Thru, Pool AY4296	3.00%		01/01/2045	372,516
2,765,863	Federal National Mortgage Association Pass-Thru, Pool AY5471	3.00%		03/01/2045	2,448,993
5,903,206	Federal National Mortgage Association Pass-Thru, Pool AZ0576	3.50%		04/01/2042	5,403,360
8,291,620	Federal National Mortgage Association Pass-Thru, Pool BC0785	3.50%		04/01/2046	7,716,748
15,942,629	Federal National Mortgage Association Pass-Thru, Pool BC9003	3.00%		11/01/2046	14,281,471
8,236,004	Federal National Mortgage Association Pass-Thru, Pool BC9081	3.00%		12/01/2046	7,377,859
78,084,034	Federal National Mortgage Association Pass-Thru, Pool BF0314	3.00%		01/01/2053	69,807,834
66,075,029	Federal National Mortgage Association Pass-Thru, Pool BF0353	3.00%		05/01/2053	59,071,133
35,254,627	Federal National Mortgage Association Pass-Thru, Pool BF0391	3.00%		09/01/2053	31,530,930
20,715,953	Federal National Mortgage Association Pass-Thru, Pool BK8257	1.50%		12/01/2050	15,584,408
18,437,686	Federal National Mortgage Association Pass-Thru, Pool BK8267	2.50%		12/01/2050	15,851,459
38,882,997	Federal National Mortgage Association Pass-Thru, Pool BM5112	3.00%		11/01/2033	36,627,778
18,561,964	Federal National Mortgage Association Pass-Thru, Pool BM5299	3.00%		12/01/2046	16,626,409
28,700,722	Federal National Mortgage Association Pass-Thru, Pool BM5633	3.00%		07/01/2047	25,705,490
4,294,500	Federal National Mortgage Association Pass-Thru, Pool BM5834	3.00%		04/01/2048	3,802,388
48,139,276	Federal National Mortgage Association Pass-Thru, Pool BM6779	2.00%		08/01/2051	37,851,646
22,394,660	Federal National Mortgage Association Pass-Thru, Pool BM7154 (Secured Overnight Financing Rate 30 Day Average + 2.28%, 2.28% Floor, 9.75% Cap)	4.76%		03/01/2053	21,697,209
8,303,926	Federal National Mortgage Association Pass-Thru, Pool BQ6432	2.00%		08/01/2051	6,529,396
16,453,999	Federal National Mortgage Association Pass-Thru, Pool BQ6564	2.00%		09/01/2051	12,937,175
27,455,618	Federal National Mortgage Association Pass-Thru, Pool BS4319	2.35%		01/01/2039	20,380,243
7,863,000	Federal National Mortgage Association Pass-Thru, Pool BS7410	5.48%		01/01/2033	7,982,471
3,260,000	Federal National Mortgage Association Pass-Thru, Pool BS7503	4.87%		04/01/2031	3,282,403
10,467,000	Federal National Mortgage Association Pass-Thru, Pool BS8014	4.84%		03/01/2033	10,505,152
19,589,298	Federal National Mortgage Association Pass-Thru, Pool BT1777	2.50%		06/01/2051	16,819,641
1,600,785	Federal National Mortgage Association Pass-Thru, Pool BT6556	2.00%		07/01/2051	1,258,618
8,142,229	Federal National Mortgage Association Pass-Thru, Pool CA0862	3.50%		09/01/2047	7,519,689
5,798,519	Federal National Mortgage Association Pass-Thru, Pool CA3898	3.00%		07/01/2034	5,441,670
4,403,313	Federal National Mortgage Association Pass-Thru, Pool CA4413	3.00%		10/01/2049	3,800,495
39,017,009	Federal National Mortgage Association Pass-Thru, Pool CA7235	2.50%		10/01/2050	33,322,649
12,811,828	Federal National Mortgage Association Pass-Thru, Pool CA7671	2.50%		11/01/2040	11,309,229
22,155,978	Federal National Mortgage Association Pass-Thru, Pool CA7789	2.50%		11/01/2040	19,530,059
17,111,145	Federal National Mortgage Association Pass-Thru, Pool CB0189	3.00%		04/01/2051	15,162,081
3,675,028	Federal National Mortgage Association Pass-Thru, Pool CB1648	2.00%		09/01/2051	2,889,693
14,079,036	Federal National Mortgage Association Pass-Thru, Pool CB3332	3.50%		04/01/2052	12,913,432
85,609,999	Federal National Mortgage Association Pass-Thru, Pool CB3618	4.00%		05/01/2052	80,457,818
27,517,573	Federal National Mortgage Association Pass-Thru, Pool CB3786	4.00%		06/01/2052	25,880,529
96,659,121	Federal National Mortgage Association Pass-Thru, Pool CB4291	5.00%		08/01/2052	95,017,752
47,310,507	Federal National Mortgage Association Pass-Thru, Pool CB4613	4.50%		09/01/2052	45,543,248
47,842,700	Federal National Mortgage Association Pass-Thru, Pool FM1000	3.00%		04/01/2047	42,737,184
24,898,249	Federal National Mortgage Association Pass-Thru, Pool FM4347	2.50%		09/01/2050	21,264,637
45,072,601	Federal National Mortgage Association Pass-Thru, Pool FM4752	2.50%		11/01/2050	38,767,196
50,294,096	Federal National Mortgage Association Pass-Thru, Pool FM4792	2.50%		11/01/2050	42,953,976
28,548,266	Federal National Mortgage Association Pass-Thru, Pool FM4913	2.50%		11/01/2050	24,381,749
35,373,932	Federal National Mortgage Association Pass-Thru, Pool FM5150	2.00%		12/01/2050	29,120,904
5,345,762	Federal National Mortgage Association Pass-Thru, Pool FM6864	1.50%		04/01/2041	4,356,153
66,869,950	Federal National Mortgage Association Pass-Thru, Pool FM7557	3.50%		03/01/2050	61,971,734
67,803,946	Federal National Mortgage Association Pass-Thru, Pool FM8104	3.00%		07/01/2051	59,957,518
29,123,164	Federal National Mortgage Association Pass-Thru, Pool FM8158	2.50%		07/01/2051	25,193,902
67,086,929	Federal National Mortgage Association Pass-Thru, Pool FM8215	2.50%		03/01/2051	57,711,948
49,672,498	Federal National Mortgage Association Pass-Thru, Pool FM8304	4.00%		07/01/2049	47,326,781
65,143,472	Federal National Mortgage Association Pass-Thru, Pool FM8435	2.50%		09/01/2051	55,992,705
72,879,115	Federal National Mortgage Association Pass-Thru, Pool FM8769	2.50%		09/01/2051	62,628,056
37,434,699	Federal National Mortgage Association Pass-Thru, Pool FM8780	2.50%		09/01/2051	32,065,388
10,666,162	Federal National Mortgage Association Pass-Thru, Pool FM9422	2.00%		01/01/2051	8,781,822
30,969,415	Federal National Mortgage Association Pass-Thru, Pool FM9490	2.00%		11/01/2051	25,546,694
19,236,737	Federal National Mortgage Association Pass-Thru, Pool FM9846	2.50%		12/01/2051	16,332,406
145,785,054	Federal National Mortgage Association Pass-Thru, Pool FM9958	3.50%		11/01/2051	133,556,140
83,948,370	Federal National Mortgage Association Pass-Thru, Pool FM9993	3.50%		07/01/2051	77,425,755
36,087,580	Federal National Mortgage Association Pass-Thru, Pool FS0009	3.50%		11/01/2051	32,963,866
57,311,215	Federal National Mortgage Association Pass-Thru, Pool FS1472	3.50%		11/01/2050	52,840,666
17,300,653	Federal National Mortgage Association Pass-Thru, Pool FS2588	4.50%		08/01/2052	16,678,036
16,207,111	Federal National Mortgage Association Pass-Thru, Pool FS2837	4.00%		09/01/2052	15,229,122
741,875	Federal National Mortgage Association Pass-Thru, Pool MA0264	4.50%		12/01/2029	728,604
2,615,732	Federal National Mortgage Association Pass-Thru, Pool MA0353	4.50%		03/01/2030	2,568,908
532,380	Federal National Mortgage Association Pass-Thru, Pool MA0406	4.50%		05/01/2030	522,849
37,196	Federal National Mortgage Association Pass-Thru, Pool MA0445	5.00%		06/01/2040	36,189
70,673	Federal National Mortgage Association Pass-Thru, Pool MA0468	5.00%		07/01/2040	68,759
801,388	Federal National Mortgage Association Pass-Thru, Pool MA0534	4.00%		10/01/2030	782,549
182,235	Federal National Mortgage Association Pass-Thru, Pool MA0587	4.00%		12/01/2030	177,950
4,728,839	Federal National Mortgage Association Pass-Thru, Pool MA0616	4.00%		01/01/2031	4,617,631
1,117,603	Federal National Mortgage Association Pass-Thru, Pool MA0896	4.00%		11/01/2041	1,033,807
35,403,500	Federal National Mortgage Association Pass-Thru, Pool MA0919	3.50%		12/01/2031	34,051,948
15,143,587	Federal National Mortgage Association Pass-Thru, Pool MA0949	3.50%		01/01/2032	14,565,438
17,811,150	Federal National Mortgage Association Pass-Thru, Pool MA0976	3.50%		02/01/2032	17,131,376
9,103,093	Federal National Mortgage Association Pass-Thru, Pool MA1010	3.50%		03/01/2032	8,755,631
1,907,414	Federal National Mortgage Association Pass-Thru, Pool MA1039	3.50%		04/01/2042	1,731,404
12,203,371	Federal National Mortgage Association Pass-Thru, Pool MA1059	3.50%		05/01/2032	11,737,472
1,126,187	Federal National Mortgage Association Pass-Thru, Pool MA1068	3.50%		05/01/2042	1,022,435
26,792,233	Federal National Mortgage Association Pass-Thru, Pool MA1084	3.50%		06/01/2032	25,769,255
3,296,484	Federal National Mortgage Association Pass-Thru, Pool MA1093	3.50%		06/01/2042	2,992,471
1,972,234	Federal National Mortgage Association Pass-Thru, Pool MA1094	4.00%		06/01/2042	1,824,382
16,475,146	Federal National Mortgage Association Pass-Thru, Pool MA1107	3.50%		07/01/2032	15,771,954
27,769,469	Federal National Mortgage Association Pass-Thru, Pool MA1117	3.50%		07/01/2042	25,206,436
31,074,946	Federal National Mortgage Association Pass-Thru, Pool MA1136	3.50%		08/01/2042	28,213,798
11,677,072	Federal National Mortgage Association Pass-Thru, Pool MA1138	3.50%		08/01/2032	11,184,170
9,018,442	Federal National Mortgage Association Pass-Thru, Pool MA1179	3.50%		09/01/2042	8,186,372
2,196,614	Federal National Mortgage Association Pass-Thru, Pool MA1201	3.50%		10/01/2032	2,096,485
14,977,703	Federal National Mortgage Association Pass-Thru, Pool MA1209	3.50%		10/01/2042	13,600,835
14,661,631	Federal National Mortgage Association Pass-Thru, Pool MA1237	3.00%		11/01/2032	13,732,508
1,359,534	Federal National Mortgage Association Pass-Thru, Pool MA1242	3.50%		11/01/2042	1,234,209
8,403,428	Federal National Mortgage Association Pass-Thru, Pool MA1338	3.00%		02/01/2033	7,864,934
33,618,418	Federal National Mortgage Association Pass-Thru, Pool MA1366	3.00%		03/01/2033	31,463,976
20,164,617	Federal National Mortgage Association Pass-Thru, Pool MA1401	3.00%		04/01/2033	18,872,241
35,296,010	Federal National Mortgage Association Pass-Thru, Pool MA1459	3.00%		06/01/2033	33,033,361
4,515,065	Federal National Mortgage Association Pass-Thru, Pool MA1490	3.00%		07/01/2033	4,225,605
22,610,807	Federal National Mortgage Association Pass-Thru, Pool MA2018	3.50%		09/01/2034	21,410,735
5,085,085	Federal National Mortgage Association Pass-Thru, Pool MA2114	3.50%		12/01/2044	4,618,381
4,164,696	Federal National Mortgage Association Pass-Thru, Pool MA2151	3.50%		01/01/2045	3,780,749
13,596,517	Federal National Mortgage Association Pass-Thru, Pool MA2164	3.50%		02/01/2035	12,874,645
10,355,276	Federal National Mortgage Association Pass-Thru, Pool MA2166	3.50%		02/01/2045	9,400,558
10,398,107	Federal National Mortgage Association Pass-Thru, Pool MA2248	3.00%		04/01/2045	9,247,154
33,809,438	Federal National Mortgage Association Pass-Thru, Pool MA2259	3.00%		05/01/2035	31,562,372
15,312,904	Federal National Mortgage Association Pass-Thru, Pool MA2270	3.00%		05/01/2045	13,615,619
14,569,966	Federal National Mortgage Association Pass-Thru, Pool MA2621	3.50%		05/01/2046	13,226,421
16,273,301	Federal National Mortgage Association Pass-Thru, Pool MA2649	3.00%		06/01/2046	14,408,760
15,169,435	Federal National Mortgage Association Pass-Thru, Pool MA2650	3.50%		06/01/2046	13,770,543
5,079,161	Federal National Mortgage Association Pass-Thru, Pool MA2673	3.00%		07/01/2046	4,497,199
18,701,690	Federal National Mortgage Association Pass-Thru, Pool MA2711	3.00%		08/01/2046	16,558,945
1,781,834	Federal National Mortgage Association Pass-Thru, Pool MA2743	3.00%		09/01/2046	1,537,986
41,559,918	Federal National Mortgage Association Pass-Thru, Pool MA2806	3.00%		11/01/2046	37,354,785
13,330,011	Federal National Mortgage Association Pass-Thru, Pool MA2833	3.00%		12/01/2046	11,984,327
16,809,879	Federal National Mortgage Association Pass-Thru, Pool MA2895	3.00%		02/01/2047	15,054,386
9,953,198	Federal National Mortgage Association Pass-Thru, Pool MA3614	3.50%		03/01/2049	9,191,958
2,258,036	Federal National Mortgage Association Pass-Thru, Pool MA3894	4.00%		09/01/2031	2,204,870
36,596,482	Federal National Mortgage Association Pass-Thru, Pool MA4100	2.00%		08/01/2050	30,126,455
78,032,942	Federal National Mortgage Association Pass-Thru, Pool MA4191	2.00%		11/01/2050	61,840,409
96,452,815	Federal National Mortgage Association Pass-Thru, Pool MA4306	2.50%		04/01/2051	82,286,334
51,937,272	Federal National Mortgage Association Pass-Thru, Pool MA4340	2.00%		05/01/2051	40,838,105
80,136,112	Federal National Mortgage Association Pass-Thru, Pool MA4701	4.50%		08/01/2052	77,109,685
47,584,773	Federal National Mortgage Association Pass-Thru, Pool MA4733	4.50%		09/01/2052	45,786,439
35,771,490	Federal National Mortgage Association Pass-Thru, Series 2022-18-DZ	3.50	% (h)	04/25/2052	27,428,351
305,350	Federal National Mortgage Association REMICS, Series 2002-70-QZ	5.50%		11/25/2032	306,629
437,323	Federal National Mortgage Association REMICS, Series 2002-75-ZG	5.50%		11/25/2032	433,314
6,241,394	Federal National Mortgage Association REMICS, Series 2003-129-ZT	5.50%		01/25/2034	6,251,497
1,073,547	Federal National Mortgage Association REMICS, Series 2003-29-ZL	5.00%		04/25/2033	1,057,011
519,733	Federal National Mortgage Association REMICS, Series 2003-64-ZG	5.50%		07/25/2033	515,616
4,390,828	Federal National Mortgage Association REMICS, Series 2003-84-PZ	5.00%		09/25/2033	4,312,874
670,287	Federal National Mortgage Association REMICS, Series 2004-46-PJ (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	0.85	% (f)(g)	03/25/2034	7,638
1,209,531	Federal National Mortgage Association REMICS, Series 2004-51-XP (-1 x 1 Month LIBOR USD + 7.70%, 7.70% Cap)	2.55	% (f)(g)	07/25/2034	88,510
37,263	Federal National Mortgage Association REMICS, Series 2005-107-EG	4.50%		01/25/2026	36,414
224,272	Federal National Mortgage Association REMICS, Series 2005-37-ZK	4.50%		05/25/2035	216,381
2,161,035	Federal National Mortgage Association REMICS, Series 2005-87-SG (-1 x 1 Month LIBOR USD + 6.70%, 6.70% Cap)	1.55	% (f)(g)	10/25/2035	172,175
1,882,289	Federal National Mortgage Association REMICS, Series 2006-101-SA (-1 x 1 Month LIBOR USD + 6.58%, 6.58% Cap)	1.43	% (f)(g)	10/25/2036	165,026
748,025	Federal National Mortgage Association REMICS, Series 2006-123-LI (-1 x 1 Month LIBOR USD + 6.32%, 6.32% Cap)	1.17	% (f)(g)	01/25/2037	63,982
279,057	Federal National Mortgage Association REMICS, Series 2006-16-HZ	5.50%		03/25/2036	276,218
3,053,000	Federal National Mortgage Association REMICS, Series 2006-56-SM (-1 x 1 Month LIBOR USD + 6.75%, 6.75% Cap)	1.60	% (f)(g)	07/25/2036	215,439
256,775	Federal National Mortgage Association REMICS, Series 2006-93-SN (-1 x 1 Month LIBOR USD + 6.60%, 6.60% Cap)	1.45	% (f)(g)	10/25/2036	17,657
4,049,752	Federal National Mortgage Association REMICS, Series 2007-109-VZ	5.00%		10/25/2035	3,987,588
460,088	Federal National Mortgage Association REMICS, Series 2007-116-BI (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	1.10	% (f)(g)	05/25/2037	24,284
3,007,744	Federal National Mortgage Association REMICS, Series 2007-14-PS (-1 x 1 Month LIBOR USD + 6.81%, 6.81% Cap)	1.66	% (f)(g)	03/25/2037	279,913
1,491,097	Federal National Mortgage Association REMICS, Series 2007-30-OI (-1 x 1 Month LIBOR USD + 6.44%, 6.44% Cap)	1.29	% (f)(g)	04/25/2037	119,314
171,697	Federal National Mortgage Association REMICS, Series 2007-30-SI (-1 x 1 Month LIBOR USD + 6.11%, 6.11% Cap)	0.96	% (f)(g)	04/25/2037	8,464
1,337,738	Federal National Mortgage Association REMICS, Series 2007-32-SG (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	0.95	% (f)(g)	04/25/2037	81,789
1,234,792	Federal National Mortgage Association REMICS, Series 2007-57-SX (-1 x 1 Month LIBOR USD + 6.62%, 6.62% Cap)	1.47	% (f)(g)	10/25/2036	95,748
2,051,609	Federal National Mortgage Association REMICS, Series 2007-60-VZ	6.00%		07/25/2037	2,077,641
1,268,497	Federal National Mortgage Association REMICS, Series 2007-71-GZ	6.00%		07/25/2047	1,351,185
1,551,669	Federal National Mortgage Association REMICS, Series 2007-75-ID (-1 x 1 Month LIBOR USD + 5.87%, 5.87% Cap)	0.72	% (f)(g)	08/25/2037	111,229
196,539	Federal National Mortgage Association REMICS, Series 2007-9-SD (-1 x 1 Month LIBOR USD + 6.65%, 6.65% Cap)	1.50	% (f)(g)	03/25/2037	11,104
1,568,830	Federal National Mortgage Association REMICS, Series 2008-29-ZA	4.50%		04/25/2038	1,514,337
3,228,393	Federal National Mortgage Association REMICS, Series 2008-48-BE	5.00%		06/25/2034	3,187,653
288,748	Federal National Mortgage Association REMICS, Series 2008-48-SD (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	0.85	% (f)(g)	06/25/2037	16,640
113,772	Federal National Mortgage Association REMICS, Series 2008-53-LI (-1 x 1 Month LIBOR USD + 6.15%, 6.15% Cap)	1.00	% (f)(g)	07/25/2038	6,982
283,274	Federal National Mortgage Association REMICS, Series 2008-57-SE (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	0.85	% (f)(g)	02/25/2037	15,053
409,828	Federal National Mortgage Association REMICS, Series 2008-5-MS (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	1.10	% (f)(g)	02/25/2038	23,244
306,429	Federal National Mortgage Association REMICS, Series 2008-61-SC (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	0.85	% (f)(g)	07/25/2038	17,225
197,242	Federal National Mortgage Association REMICS, Series 2008-62-SC (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	0.85	% (f)(g)	07/25/2038	9,861
828,528	Federal National Mortgage Association REMICS, Series 2008-65-SA (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	0.85	% (f)(g)	08/25/2038	55,972
158,577	Federal National Mortgage Association REMICS, Series 2008-81-LP	5.50%		09/25/2038	158,689
1,871,769	Federal National Mortgage Association REMICS, Series 2009-106-EZ	4.50%		01/25/2040	1,808,655
264,542	Federal National Mortgage Association REMICS, Series 2009-111-SE (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	1.10	% (f)(g)	01/25/2040	23,113
212,789	Federal National Mortgage Association REMICS, Series 2009-16-MZ	5.00%		03/25/2029	208,587
793,441	Federal National Mortgage Association REMICS, Series 2009-42-SI (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	0.85	% (f)(g)	06/25/2039	42,843
615,010	Federal National Mortgage Association REMICS, Series 2009-42-SX (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	0.85	% (f)(g)	06/25/2039	38,921
264,914	Federal National Mortgage Association REMICS, Series 2009-47-SA (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	0.95	% (f)(g)	07/25/2039	17,068
201,195	Federal National Mortgage Association REMICS, Series 2009-48-WS (-1 x 1 Month LIBOR USD + 5.95%, 5.95% Cap)	0.80	% (f)(g)	07/25/2039	13,087
2,168,813	Federal National Mortgage Association REMICS, Series 2009-49-S (-1 x 1 Month LIBOR USD + 6.75%, 6.75% Cap)	1.60	% (f)(g)	07/25/2039	168,704
221,742	Federal National Mortgage Association REMICS, Series 2009-51-BZ	4.50%		07/25/2039	214,266
600,509	Federal National Mortgage Association REMICS, Series 2009-54-EZ	5.00%		07/25/2039	584,520
276,642	Federal National Mortgage Association REMICS, Series 2009-70-SA (-1 x 1 Month LIBOR USD + 5.80%, 5.80% Cap)	0.65	% (f)(g)	09/25/2039	18,048
1,219,468	Federal National Mortgage Association REMICS, Series 2009-80-PM	4.50%		10/25/2039	1,178,233
1,348,977	Federal National Mortgage Association REMICS, Series 2009-83-Z	4.50%		10/25/2039	1,303,384
5,180,898	Federal National Mortgage Association REMICS, Series 2009-85-ES (-1 x 1 Month LIBOR USD + 7.23%, 7.23% Cap)	2.08	% (f)(g)	01/25/2036	370,053
8,219,256	Federal National Mortgage Association REMICS, Series 2009-85-JS (-1 x 1 Month LIBOR USD + 6.75%, 6.75% Cap)	1.60	% (f)(g)	10/25/2039	820,196
457,471	Federal National Mortgage Association REMICS, Series 2009-90-IB (-1 x 1 Month LIBOR USD + 5.72%, 5.72% Cap)	0.57	% (f)(g)	04/25/2037	17,854
350,291	Federal National Mortgage Association REMICS, Series 2009-94-BC	5.00%		11/25/2039	341,291
6,210,240	Federal National Mortgage Association REMICS, Series 2010-101-SA (-1 x 1 Month LIBOR USD + 4.48%, 4.48% Cap)	0.00	% (f)(g)	09/25/2040	239,343
2,855,510	Federal National Mortgage Association REMICS, Series 2010-101-ZC	4.50%		09/25/2040	2,759,428
5,976,825	Federal National Mortgage Association REMICS, Series 2010-101-ZH	4.50%		07/25/2040	5,775,884
1,972,020	Federal National Mortgage Association REMICS, Series 2010-10-SA (-1 x 1 Month LIBOR USD + 6.35%, 6.35% Cap)	1.20	% (f)(g)	02/25/2040	144,332
618,458	Federal National Mortgage Association REMICS, Series 2010-10-ZA	4.50%		02/25/2040	597,552
723,599	Federal National Mortgage Association REMICS, Series 2010-111-S (-1 x 1 Month LIBOR USD + 5.95%, 5.95% Cap)	0.80	% (f)(g)	10/25/2050	63,195
997,295	Federal National Mortgage Association REMICS, Series 2010-116-Z	4.00%		10/25/2040	922,838
251,643	Federal National Mortgage Association REMICS, Series 2010-117-SA (-1 x 1 Month LIBOR USD + 4.50%, 4.50% Cap)	0.00	% (f)(g)	10/25/2040	6,406
743,817	Federal National Mortgage Association REMICS, Series 2010-120-KD	4.00%		10/25/2040	688,212
6,484,766	Federal National Mortgage Association REMICS, Series 2010-121-SD (-1 x 1 Month LIBOR USD + 4.50%, 4.50% Cap)	0.00	% (f)(g)	10/25/2040	246,752
242,685	Federal National Mortgage Association REMICS, Series 2010-126-SU (-11 x 1 Month LIBOR USD + 55.00%, 55.00% Cap)	0.00	% (g)	11/25/2040	225,417
178,693	Federal National Mortgage Association REMICS, Series 2010-126-SX (-3 x 1 Month LIBOR USD + 15.00%, 15.00% Cap)	0.00	% (g)	11/25/2040	145,948
1,105,901	Federal National Mortgage Association REMICS, Series 2010-128-HZ	4.00%		11/25/2040	1,044,463
565,779	Federal National Mortgage Association REMICS, Series 2010-132-Z	4.50%		11/25/2040	546,778
85,922	Federal National Mortgage Association REMICS, Series 2010-137-VS (-3 x 1 Month LIBOR USD + 15.00%, 15.00% Cap)	0.00	% (g)	12/25/2040	75,757
4,269,311	Federal National Mortgage Association REMICS, Series 2010-142-AZ	4.00%		12/25/2040	3,984,380
1,465,827	Federal National Mortgage Association REMICS, Series 2010-148-SA (-1 x 1 Month LIBOR USD + 6.65%, 6.65% Cap)	1.50	% (f)(g)	01/25/2026	18,271
7,449,319	Federal National Mortgage Association REMICS, Series 2010-150-ZA	4.00%		01/25/2041	6,860,458
3,391,413	Federal National Mortgage Association REMICS, Series 2010-16-SA (-1 x 1 Month LIBOR USD + 5.45%, 5.45% Cap)	0.30	% (f)(g)	03/25/2040	181,016
1,286,233	Federal National Mortgage Association REMICS, Series 2010-21-DZ	5.00%		03/25/2040	1,265,613
546,788	Federal National Mortgage Association REMICS, Series 2010-21-KS (-1 x 1 Month LIBOR USD + 4.95%, 4.95% Cap)	0.00	% (f)(g)	03/25/2040	7,697
22,075	Federal National Mortgage Association REMICS, Series 2010-2-GS (-1 x 1 Month LIBOR USD + 6.45%, 6.45% Cap)	1.30	% (f)(g)	12/25/2049	68
911,076	Federal National Mortgage Association REMICS, Series 2010-2-MS (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	1.10	% (f)(g)	02/25/2050	82,264
690,163	Federal National Mortgage Association REMICS, Series 2010-31-SA (-1 x 1 Month LIBOR USD + 5.00%, 5.00% Cap)	0.00	% (f)(g)	04/25/2040	19,308
692,452	Federal National Mortgage Association REMICS, Series 2010-34-PS (-1 x 1 Month LIBOR USD + 4.93%, 4.93% Cap)	0.00	% (f)(g)	04/25/2040	30,479
202,069	Federal National Mortgage Association REMICS, Series 2010-35-ES (-1 x 1 Month LIBOR USD + 6.45%, 6.45% Cap)	1.30	% (f)(g)	04/25/2040	5,771
107,716	Federal National Mortgage Association REMICS, Series 2010-35-SV (-1 x 1 Month LIBOR USD + 6.45%, 6.45% Cap)	1.30	% (f)(g)	04/25/2040	1,751
544,679	Federal National Mortgage Association REMICS, Series 2010-46-MS (-1 x 1 Month LIBOR USD + 4.95%, 4.95% Cap)	0.00	% (f)(g)	05/25/2040	18,240
3,684,904	Federal National Mortgage Association REMICS, Series 2010-49-ZW	4.50%		05/25/2040	3,561,156
947,222	Federal National Mortgage Association REMICS, Series 2010-4-SK (-1 x 1 Month LIBOR USD + 6.23%, 6.23% Cap)	1.08	% (f)(g)	02/25/2040	50,372
299,731	Federal National Mortgage Association REMICS, Series 2010-58-ES (-3 x 1 Month LIBOR USD + 12.47%, 12.47% Cap)	0.00	% (g)	06/25/2040	255,120
2,504,323	Federal National Mortgage Association REMICS, Series 2010-59-MS (-1 x 1 Month LIBOR USD + 5.77%, 5.77% Cap)	0.62	% (f)(g)	06/25/2040	147,949
3,179,353	Federal National Mortgage Association REMICS, Series 2010-59-SC (-1 x 1 Month LIBOR USD + 5.00%, 5.00% Cap)	0.00	% (f)(g)	01/25/2040	75,493
212,991	Federal National Mortgage Association REMICS, Series 2010-60-VZ	5.00%		10/25/2039	213,292
188,720	Federal National Mortgage Association REMICS, Series 2010-61-EL	4.50%		06/25/2040	182,339
2,967,490	Federal National Mortgage Association REMICS, Series 2010-64-EZ	5.00%		06/25/2040	2,918,353
6,955,733	Federal National Mortgage Association REMICS, Series 2010-64-FC (1 Month LIBOR USD + 0.50%, 0.50% Floor, 7.00% Cap)	5.65%		06/25/2040	6,860,621
8,618,519	Federal National Mortgage Association REMICS, Series 2010-76-ZK	4.50%		07/25/2040	8,401,127
1,912,653	Federal National Mortgage Association REMICS, Series 2010-79-CZ	4.00%		07/25/2040	1,772,337
7,606,553	Federal National Mortgage Association REMICS, Series 2010-79-VZ	4.50%		07/25/2040	7,420,338
912,043	Federal National Mortgage Association REMICS, Series 2010-84-ZC	4.50%		08/25/2040	881,344
1,824,081	Federal National Mortgage Association REMICS, Series 2010-84-ZD	4.50%		08/25/2040	1,762,684
2,356,231	Federal National Mortgage Association REMICS, Series 2010-84-ZG	4.50%		08/25/2040	2,276,963
191,153	Federal National Mortgage Association REMICS, Series 2010-90-SA (-1 x 1 Month LIBOR USD + 5.85%, 5.85% Cap)	0.70	% (f)(g)	08/25/2040	10,699
724,549	Federal National Mortgage Association REMICS, Series 2010-94-Z	4.50%		08/25/2040	700,156
3,828,434	Federal National Mortgage Association REMICS, Series 2010-99-SG (-5 x 1 Month LIBOR USD + 25.00%, 25.00% Cap)	0.00	% (g)	09/25/2040	3,835,349
421,372	Federal National Mortgage Association REMICS, Series 2010-9-DS (-1 x 1 Month LIBOR USD + 5.30%, 0.50% Floor, 5.30% Cap)	0.50	% (f)(g)	02/25/2040	17,461
13,394,516	Federal National Mortgage Association REMICS, Series 2011-106-LZ	3.50%		10/25/2041	12,383,881
520,021	Federal National Mortgage Association REMICS, Series 2011-110-LS (-2 x 1 Month LIBOR USD + 10.10%, 10.10% Cap)	0.00	% (g)	11/25/2041	382,573
1,639,424	Federal National Mortgage Association REMICS, Series 2011-111-CZ	4.00%		11/25/2041	1,530,770
4,280,206	Federal National Mortgage Association REMICS, Series 2011-111-EZ	5.00%		11/25/2041	4,228,133
868,073	Federal National Mortgage Association REMICS, Series 2011-111-VZ	4.00%		11/25/2041	810,755
29,309,915	Federal National Mortgage Association REMICS, Series 2011-131-PB	4.50%		12/25/2041	28,692,710
8,652,482	Federal National Mortgage Association REMICS, Series 2011-16-AL	3.50%		03/25/2031	8,256,830
17,770,161	Federal National Mortgage Association REMICS, Series 2011-17-NY	3.50%		03/25/2031	16,953,983
359,816	Federal National Mortgage Association REMICS, Series 2011-17-SA (-1 x 1 Month LIBOR USD + 6.47%, 6.47% Cap)	1.32	% (f)(g)	03/25/2041	19,100
1,532,034	Federal National Mortgage Association REMICS, Series 2011-25-KY	3.00%		04/25/2026	1,481,312
1,504,472	Federal National Mortgage Association REMICS, Series 2011-27-BS (-2 x 1 Month LIBOR USD + 9.00%, 9.00% Cap)	0.00	% (g)	04/25/2041	1,207,064
18,741,658	Federal National Mortgage Association REMICS, Series 2011-29-AL	3.50%		04/25/2031	17,881,448
3,342,031	Federal National Mortgage Association REMICS, Series 2011-2-GZ	4.00%		02/25/2041	3,118,861
7,192,516	Federal National Mortgage Association REMICS, Series 2011-32-ZG	4.00%		04/25/2041	6,855,319
1,258,240	Federal National Mortgage Association REMICS, Series 2011-36-VZ	4.50%		05/25/2041	1,215,931
3,401,141	Federal National Mortgage Association REMICS, Series 2011-37-Z	4.50%		05/25/2041	3,286,853
5,154,149	Federal National Mortgage Association REMICS, Series 2011-38-BZ	4.00%		05/25/2041	4,862,614
1,302,793	Federal National Mortgage Association REMICS, Series 2011-39-CB	3.00%		05/25/2026	1,258,597
3,733,502	Federal National Mortgage Association REMICS, Series 2011-39-ZD	4.00%		02/25/2041	3,484,299
1,153,076	Federal National Mortgage Association REMICS, Series 2011-40-LZ	4.50%		05/25/2041	1,114,315
1,847,326	Federal National Mortgage Association REMICS, Series 2011-42-MZ	4.50%		05/25/2041	1,785,265
10,584,385	Federal National Mortgage Association REMICS, Series 2011-45-ZA	4.00%		05/25/2031	10,053,980
3,059,215	Federal National Mortgage Association REMICS, Series 2011-45-ZB	4.50%		05/25/2041	2,956,664
9,650,749	Federal National Mortgage Association REMICS, Series 2011-51-FJ (1 Month LIBOR USD + 0.45%, 0.45% Floor, 7.00% Cap)	5.60%		06/25/2041	9,477,002
694,140	Federal National Mortgage Association REMICS, Series 2011-59-MA	4.50%		07/25/2041	665,413
2,318,908	Federal National Mortgage Association REMICS, Series 2011-60-EL	3.00%		07/25/2026	2,239,921
6,509,276	Federal National Mortgage Association REMICS, Series 2011-64-DB	4.00%		07/25/2041	6,236,388
4,289,804	Federal National Mortgage Association REMICS, Series 2011-77-Z	3.50%		08/25/2041	3,808,130
27,545,687	Federal National Mortgage Association REMICS, Series 2011-99-CZ	4.50%		10/25/2041	26,870,826
14,627,449	Federal National Mortgage Association REMICS, Series 2012-104-Z	3.50%		09/25/2042	13,507,316
2,197,606	Federal National Mortgage Association REMICS, Series 2012-111-LB	3.50%		05/25/2041	2,056,696
14,050,108	Federal National Mortgage Association REMICS, Series 2012-111-MJ	4.00%		04/25/2042	13,076,656
16,315,743	Federal National Mortgage Association REMICS, Series 2012-122-DB	3.00%		11/25/2042	14,672,601
12,977,416	Federal National Mortgage Association REMICS, Series 2012-132-KH	1.75%		12/25/2032	11,600,856
13,367,535	Federal National Mortgage Association REMICS, Series 2012-144-PT	3.97	% (c)	11/25/2049	12,792,815
4,513,312	Federal National Mortgage Association REMICS, Series 2012-14-BZ	4.00%		03/25/2042	4,242,117
28,159,885	Federal National Mortgage Association REMICS, Series 2012-15-PZ	4.00	% (h)	03/25/2042	26,090,829
9,996,728	Federal National Mortgage Association REMICS, Series 2012-20-ZT	3.50%		03/25/2042	9,183,382
35,850,051	Federal National Mortgage Association REMICS, Series 2012-30-DZ	4.00%		04/25/2042	33,662,595
18,811,587	Federal National Mortgage Association REMICS, Series 2012-31-Z	4.00%		04/25/2042	17,690,115
7,917,464	Federal National Mortgage Association REMICS, Series 2012-70-FY (1 Month LIBOR USD + 0.45%, 0.45% Floor, 7.00% Cap)	5.60%		07/25/2042	7,769,084
28,050,112	Federal National Mortgage Association REMICS, Series 2012-74-Z	4.00%		07/25/2042	26,674,400
271,401	Federal National Mortgage Association REMICS, Series 2012-80-EA	2.00%		04/25/2042	256,781
18,422,705	Federal National Mortgage Association REMICS, Series 2012-86-ZC	3.50%		08/25/2042	17,085,545
32,883,505	Federal National Mortgage Association REMICS, Series 2012-96-VZ	3.50%		09/25/2042	30,359,900
7,663,572	Federal National Mortgage Association REMICS, Series 2012-98-BG	4.50%		08/25/2040	7,406,311
14,509,988	Federal National Mortgage Association REMICS, Series 2012-99-QE	3.00%		09/25/2042	13,111,797
9,894,169	Federal National Mortgage Association REMICS, Series 2013-100-PJ	3.00%		03/25/2043	9,091,311
21,603,088	Federal National Mortgage Association REMICS, Series 2013-130-ZE	3.00%		01/25/2044	19,361,474
26,803,787	Federal National Mortgage Association REMICS, Series 2013-133-ZT	3.00	% (h)	01/25/2039	24,145,213
6,825,874	Federal National Mortgage Association REMICS, Series 2013-41-ZH	3.00	% (h)	05/25/2033	6,156,621
5,692,246	Federal National Mortgage Association REMICS, Series 2013-51-HS (-1 x 1 Month LIBOR USD + 5.40%, 5.40% Cap)	0.00	% (g)	04/25/2043	3,813,385
994,109	Federal National Mortgage Association REMICS, Series 2013-58-SC (-2 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	0.00	% (g)	06/25/2043	539,772
1,764,692	Federal National Mortgage Association REMICS, Series 2013-81-ZQ	3.00	% (h)	08/25/2043	1,233,464
6,409,260	Federal National Mortgage Association REMICS, Series 2013-82-SH (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	0.90	% (f)(g)	12/25/2042	404,633
23,508,941	Federal National Mortgage Association REMICS, Series 2014-12-GZ	3.50%		03/25/2044	21,681,833
14,541,676	Federal National Mortgage Association REMICS, Series 2014-21-GZ	3.00%		04/25/2044	12,863,116
33,412,915	Federal National Mortgage Association REMICS, Series 2014-37-ZY	2.50	% (h)	07/25/2044	27,911,131
22,666,825	Federal National Mortgage Association REMICS, Series 2014-39-ZA	3.00%		07/25/2044	20,396,158
108,403	Federal National Mortgage Association REMICS, Series 2014-46-NZ	3.00	% (h)	06/25/2043	78,108
65,919,451	Federal National Mortgage Association REMICS, Series 2014-60-EZ	3.00	% (h)	10/25/2044	56,628,408
46,531,615	Federal National Mortgage Association REMICS, Series 2014-61-ZV	3.00	% (h)	10/25/2044	39,955,288
39,240,121	Federal National Mortgage Association REMICS, Series 2014-64-NZ	3.00	% (h)	10/25/2044	33,855,431
13,817,164	Federal National Mortgage Association REMICS, Series 2014-67-DZ	3.00	% (h)	10/25/2044	12,008,265
44,171,265	Federal National Mortgage Association REMICS, Series 2014-68-MZ	3.00	% (h)	11/25/2044	37,956,659
24,935,142	Federal National Mortgage Association REMICS, Series 2014-77-VZ	3.00	% (h)	11/25/2044	21,550,501
423,802	Federal National Mortgage Association REMICS, Series 2014-82-YA	3.00%		04/25/2041	420,692
32,023,269	Federal National Mortgage Association REMICS, Series 2014-84-KZ	3.00	% (h)	12/25/2044	27,557,906
5,759,739	Federal National Mortgage Association REMICS, Series 2015-11-A	3.00%		05/25/2034	5,475,239
5,524,890	Federal National Mortgage Association REMICS, Series 2015-21-G	3.00%		02/25/2042	5,412,090
5,045,961	Federal National Mortgage Association REMICS, Series 2015-42-CA	3.00%		03/25/2044	4,690,345
20,979,459	Federal National Mortgage Association REMICS, Series 2015-49-A	3.00%		03/25/2044	19,417,391
10,590,995	Federal National Mortgage Association REMICS, Series 2015-52-GZ	3.00	% (h)	07/25/2045	9,225,524
5,706,922	Federal National Mortgage Association REMICS, Series 2015-88-AC	3.00%		04/25/2043	5,441,389
41,933,121	Federal National Mortgage Association REMICS, Series 2015-88-BA	3.00%		04/25/2044	38,980,031
2,786,686	Federal National Mortgage Association REMICS, Series 2015-94-MA	3.00%		01/25/2046	2,483,394
12,287,798	Federal National Mortgage Association REMICS, Series 2016-2-JA	2.50%		02/25/2046	11,442,431
26,612,180	Federal National Mortgage Association REMICS, Series 2016-32-LA	3.00%		10/25/2044	24,725,251
19,048,352	Federal National Mortgage Association REMICS, Series 2016-72-PA	3.00%		07/25/2046	17,150,599
2,294,014	Federal National Mortgage Association REMICS, Series 2016-74-PA	3.00%		12/25/2044	2,226,880
2,147,081	Federal National Mortgage Association REMICS, Series 2016-79-EP	3.00%		01/25/2044	2,063,161
6,101,666	Federal National Mortgage Association REMICS, Series 2016-81-PA	3.00%		02/25/2044	5,848,949
10,339,744	Federal National Mortgage Association REMICS, Series 2018-21-IO	3.00	% (f)	04/25/2048	1,566,858
17,077,785	Federal National Mortgage Association REMICS, Series 2018-21-PO	0.00	% (j)	04/25/2048	13,023,476
42,460,059	Federal National Mortgage Association REMICS, Series 2018-27-AO	0.00	% (j)	05/25/2048	32,343,398
12,419,770	Federal National Mortgage Association REMICS, Series 2018-33-A	3.00%		05/25/2048	11,129,896
14,506,322	Federal National Mortgage Association REMICS, Series 2018-38-JB	3.00%		06/25/2048	13,047,388
30,966,033	Federal National Mortgage Association REMICS, Series 2018-7-CD	3.00%		02/25/2048	27,755,855
22,509,287	Federal National Mortgage Association REMICS, Series 2018-85-PO	0.00	% (j)	12/25/2048	16,772,034
5,418,214	Federal National Mortgage Association REMICS, Series 2019-48-AZ	3.50%		09/25/2049	4,980,076
5,469,191	Federal National Mortgage Association REMICS, Series 2019-64-D	2.50%		11/25/2049	4,726,511
16,050,485	Federal National Mortgage Association REMICS, Series 2019-69-DS (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	0.85	% (f)(g)	12/25/2049	1,810,963
44,307,624	Federal National Mortgage Association REMICS, Series 2019-78-ZB	3.00%		01/25/2050	39,024,445
34,746,351	Federal National Mortgage Association REMICS, Series 2020-47-GL	2.00%		05/25/2046	29,956,990
54,486,382	Federal National Mortgage Association REMICS, Series 2020-54-AB	1.00%		08/25/2050	42,389,898
12,088,349	Federal National Mortgage Association REMICS, Series 2020-54-AS (-1 x 1 Month LIBOR USD + 6.15%, 6.15% Cap)	1.00	% (f)(g)	08/25/2050	1,449,204
20,804,927	Federal National Mortgage Association REMICS, Series 2020-61-AI	3.00	% (f)	09/25/2050	3,053,233
9,804,432	Federal National Mortgage Association REMICS, Series 2020-61-DC	1.50%		09/25/2060	7,581,660
73,233,380	Federal National Mortgage Association REMICS, Series 2020-62-JD	1.25%		09/25/2050	55,769,834
18,313,287	Federal National Mortgage Association REMICS, Series 2020-70-IK	3.50	% (f)	10/25/2050	3,289,660
22,967,789	Federal National Mortgage Association REMICS, Series 2020-97-EI	2.00	% (f)	01/25/2051	2,756,876
18,228,587	Federal National Mortgage Association REMICS, Series 2021-13-AK	2.00%		01/25/2049	15,632,599
12,026,543	Federal National Mortgage Association REMICS, Series 2021-1-PA	1.00%		11/25/2050	8,980,566
14,567,190	Federal National Mortgage Association REMICS, Series 2021-21-DK	2.00%		07/25/2043	12,476,718
14,640,442	Federal National Mortgage Association REMICS, Series 2021-29-BA	1.25%		05/25/2041	12,571,626
3,957,833	Federal National Mortgage Association REMICS, Series 2021-29-CG	1.25%		05/25/2041	3,399,947
44,176,367	Federal National Mortgage Association REMICS, Series 2021-3-KI	2.50	% (f)	02/25/2051	6,006,232
30,949,450	Federal National Mortgage Association REMICS, Series 2021-58-SA (-1 x Secured Overnight Financing Rate 30 Day Average + 2.65%, 2.65% Cap)	0.00	% (f)(g)	09/25/2051	412,008
6,480,343	Federal National Mortgage Association REMICS, Series 2021-61-KZ	2.50	% (h)	09/25/2051	3,876,741
89,389,620	Federal National Mortgage Association REMICS, Series 2021-70-S (-1 x Secured Overnight Financing Rate 30 Day Average + 3.75%, 3.75% Cap)	0.00	% (f)(g)	10/25/2049	2,804,215
28,579,906	Federal National Mortgage Association REMICS, Series 2021-85-DI	3.00	% (f)	12/25/2051	4,683,135
35,334,968	Federal National Mortgage Association REMICS, Series 2021-9-CA	2.00%		03/25/2051	29,342,532
157,483,218	Federal National Mortgage Association REMICS, Series 2022-3-AB	2.00%		11/25/2047	135,521,506
84,160,356	Federal National Mortgage Association REMICS, Series 2022-3-EZ	2.00	% (h)	01/25/2052	46,767,960
57,171,659	Federal National Mortgage Association REMICS, Series 2022-3-NZ	2.00	% (h)	02/25/2052	31,731,289
83,072,240	Federal National Mortgage Association REMICS, Series 2022-3-Z	2.00	% (h)	02/25/2052	46,026,066
87,125,048	Federal National Mortgage Association REMICS, Series 2022-4-EA	2.50%		10/25/2047	76,697,042
17,060,083	Federal National Mortgage Association REMICS, Series 2022-4-LG	3.00%		02/25/2052	15,419,102
125,565,506	Federal National Mortgage Association REMICS, Series 2023-2-IO	3.00	% (f)	12/25/2051	20,027,095
11,119,179	Federal National Mortgage Association REMICS, Series 4341-AZ	3.00	% (h)	05/15/2044	9,717,808
5,998,661	Federal National Mortgage Association REMICS, Series 4744-JA	3.00%		09/15/2047	5,428,864
18,945,605	Federal National Mortgage Association REMICS, Series 5010-KI	3.00	% (f)	09/25/2050	2,819,974
62,406,876	Federal National Mortgage Association REMICS, Series 5040-GI	2.00	% (f)	11/25/2050	7,433,595
11,500,544	Federal National Mortgage Association REMICS, Series 5053-PI	3.00	% (f)	11/25/2050	1,873,784
24,329,919	Federal National Mortgage Association REMICS, Series 5059-HI	3.00	% (f)	09/25/2050	3,963,110
12,475,458	Federal National Mortgage Association REMICS, Series 5086-IB	3.00	% (f)	03/25/2051	2,018,167
15,876,070	Federal National Mortgage Association REMICS, Series 5086-IK	3.00	% (f)	03/25/2051	2,593,999
30,036,900	Federal National Mortgage Association REMICS, Series 5091-IG	3.50	% (f)	04/25/2051	5,411,163
19,418,225	Federal National Mortgage Association REMICS, Series 5118-PI	3.00	% (f)	03/25/2051	3,058,126
36,449,610	Federal National Mortgage Association REMICS, Series 5140-AI	3.50	% (f)	09/25/2051	6,546,554
18,928,871	Federal National Mortgage Association REMICS, Series 5149-CI	3.00	% (f)	12/25/2043	2,712,696
18,733,666	Federal National Mortgage Association REMICS, Series 5159-DI	3.00	% (f)	04/25/2048	2,906,614
34,311,566	Federal National Mortgage Association REMICS, Series 5159-UI	3.50	% (f)	08/25/2050	6,254,731
17,718,884	Federal National Mortgage Association REMICS, Series 5187-LA	2.50%		10/25/2049	15,507,338
86,577,407	Federal National Mortgage Association REMICS, Series 5321-PO	0.00	% (j)	08/25/2050	60,604,185
16,293,509	Federal National Mortgage Association, Pool 387898	3.71%		08/01/2030	15,380,320
24,963,900	Federal National Mortgage Association, Pool AM8510	3.15%		05/01/2035	22,339,410
28,020,315	Federal National Mortgage Association, Pool AM8950	3.14%		06/01/2040	24,911,843
4,571,879	Federal National Mortgage Association, Pool AN5480	3.43%		06/01/2037	4,188,807
217,500,000	Federal National Mortgage Association, Pool AN6680	3.37%		11/01/2047	170,598,074
5,500,000	Federal National Mortgage Association, Pool AN7330	3.26%		12/01/2037	4,715,546
10,026,000	Federal National Mortgage Association, Pool AN7452	3.12%		11/01/2032	9,001,866
20,700,000	Federal National Mortgage Association, Pool AN8121	3.16%		01/01/2035	17,931,722
3,839,857	Federal National Mortgage Association, Pool AN9452	3.75%		06/01/2030	3,563,605
44,152,320	Federal National Mortgage Association, Pool BL0870	4.28%		12/01/2048	39,133,938
5,000,000	Federal National Mortgage Association, Pool BL2303	3.36%		05/01/2031	4,607,616
8,860,000	Federal National Mortgage Association, Pool BL4038	2.98%		09/01/2034	7,652,235
13,075,000	Federal National Mortgage Association, Pool BL4198	2.31%		10/01/2031	11,070,113
63,966,000	Federal National Mortgage Association, Pool BL4808	2.80%		11/01/2039	50,762,409
17,125,000	Federal National Mortgage Association, Pool BL5256	2.28%		02/01/2032	14,451,864
30,200,000	Federal National Mortgage Association, Pool BL5315	2.44%		01/01/2032	25,794,372
8,190,000	Federal National Mortgage Association, Pool BL5840	2.73%		02/01/2035	6,772,787
6,514,192	Federal National Mortgage Association, Pool BL6639	2.66%		05/01/2050	4,941,917
16,833,884	Federal National Mortgage Association, Pool BL6689	2.19%		05/01/2032	14,029,326
28,785,015	Federal National Mortgage Association, Pool BL6913	1.96%		05/01/2035	22,374,113
36,488,000	Federal National Mortgage Association, Pool BL7110	1.76%		07/01/2035	27,635,710
3,568,101	Federal National Mortgage Association, Pool BL7331	2.23%		07/01/2040	2,498,848
20,400,000	Federal National Mortgage Association, Pool BL7424	1.65%		08/01/2035	15,047,311
40,000,000	Federal National Mortgage Association, Pool BL8165	1.35%		09/01/2032	30,912,788
32,000,000	Federal National Mortgage Association, Pool BL8269	1.51%		09/01/2035	23,693,629
17,000,000	Federal National Mortgage Association, Pool BL8977	1.20%		11/01/2030	13,358,555
48,643,000	Federal National Mortgage Association, Pool BL9056	1.78%		11/01/2035	35,324,967
10,855,852	Federal National Mortgage Association, Pool BL9284	2.23%		12/01/2050	7,455,759
53,000,000	Federal National Mortgage Association, Pool BL9576	2.24%		12/01/2050	34,642,192
171,094,457	Federal National Mortgage Association, Pool BM6831	1.93	% (c)	10/01/2033	136,621,779
177,331,077	Federal National Mortgage Association, Pool BM6857	1.83	% (c)	12/01/2031	144,332,775
27,857,567	Federal National Mortgage Association, Pool BM7164 (Secured Overnight Financing Rate 30 Day Average + 2.28%, 2.28% Floor, 9.55% Cap)	4.55%		03/01/2053	26,789,258
17,521,302	Federal National Mortgage Association, Pool BR2181 (Secured Overnight Financing Rate 30 Day Average + 2.13%, 2.13% Floor, 7.14% Cap)	2.14%		07/01/2051	15,455,439
34,024,714	Federal National Mortgage Association, Pool BR2290 (Secured Overnight Financing Rate 30 Day Average + 2.12%, 2.12% Floor, 7.01% Cap)	2.01%		08/01/2051	29,834,239
48,883,000	Federal National Mortgage Association, Pool BS2496	1.88%		09/01/2033	38,745,830
5,592,000	Federal National Mortgage Association, Pool BS2500	1.81%		06/01/2030	4,661,811
15,243,622	Federal National Mortgage Association, Pool BS2568	2.20%		09/01/2046	11,303,291
3,000,000	Federal National Mortgage Association, Pool BS2580	2.15%		08/01/2033	2,437,968
22,000,000	Federal National Mortgage Association, Pool BS2805	1.81%		09/01/2033	17,463,713
9,975,000	Federal National Mortgage Association, Pool BS2834	2.24%		08/01/2041	6,922,309
39,850,000	Federal National Mortgage Association, Pool BS3020	1.96%		09/01/2033	31,661,113
34,043,000	Federal National Mortgage Association, Pool BS3101	1.91%		09/01/2033	27,186,969
2,595,000	Federal National Mortgage Association, Pool BS3163	1.75%		08/01/2030	2,150,212
19,880,000	Federal National Mortgage Association, Pool BS3192	2.03%		09/01/2036	14,610,792
16,125,000	Federal National Mortgage Association, Pool BS3314	1.83%		10/01/2033	12,800,994
21,000,000	Federal National Mortgage Association, Pool BS3345	2.16%		10/01/2036	16,196,582
48,402,000	Federal National Mortgage Association, Pool BS3363	1.97%		12/01/2035	36,472,093
25,042,000	Federal National Mortgage Association, Pool BS3426	1.76%		11/01/2031	19,844,068
12,048,000	Federal National Mortgage Association, Pool BS3431	1.83%		11/01/2033	9,523,021
6,536,000	Federal National Mortgage Association, Pool BS3434	1.83%		11/01/2033	5,166,207
32,694,000	Federal National Mortgage Association, Pool BS3442	2.12%		10/01/2036	24,471,361
49,716,000	Federal National Mortgage Association, Pool BS3458	1.98%		10/01/2033	40,200,075
11,900,000	Federal National Mortgage Association, Pool BS3514	2.08%		10/01/2033	9,504,120
43,652,000	Federal National Mortgage Association, Pool BS3833	2.09%		12/01/2033	35,357,852
7,339,000	Federal National Mortgage Association, Pool BS3955	2.30%		12/01/2036	5,588,578
46,000,000	Federal National Mortgage Association, Pool BS3974	1.94%		01/01/2032	37,559,309
43,600,000	Federal National Mortgage Association, Pool BS4020	1.91%		12/01/2031	35,322,641
21,200,000	Federal National Mortgage Association, Pool BS4110	2.13%		01/01/2034	17,265,294
48,972,000	Federal National Mortgage Association, Pool BS4111	1.98%		01/01/2032	40,282,301
46,000,000	Federal National Mortgage Association, Pool BS4125	2.32%		12/01/2031	38,552,724
21,024,000	Federal National Mortgage Association, Pool BS4177	1.94%		12/01/2031	17,339,572
12,500,000	Federal National Mortgage Association, Pool BS4213	2.46%		12/01/2036	9,867,289
18,199,000	Federal National Mortgage Association, Pool BS4225	2.36%		01/01/2037	14,057,410
20,000,000	Federal National Mortgage Association, Pool BS4273	1.93%		12/01/2031	16,424,257
33,675,000	Federal National Mortgage Association, Pool BS4276	2.03%		01/01/2032	27,771,800
43,878,000	Federal National Mortgage Association, Pool BS4296	1.80%		01/01/2032	35,364,151
51,025,000	Federal National Mortgage Association, Pool BS4306	1.92%		01/01/2032	40,868,564
60,975,000	Federal National Mortgage Association, Pool BS4328	1.88%		02/01/2032	49,418,667
19,170,000	Federal National Mortgage Association, Pool BS4330	1.92%		01/01/2034	15,181,943
30,761,000	Federal National Mortgage Association, Pool BS4333	1.89%		01/01/2032	24,708,631
12,000,000	Federal National Mortgage Association, Pool BS4334	2.01%		01/01/2034	9,489,062
18,477,055	Federal National Mortgage Association, Pool BS4359	1.99%		01/01/2032	15,345,526
21,800,000	Federal National Mortgage Association, Pool BS4360	2.14%		01/01/2037	16,396,772
92,282,250	Federal National Mortgage Association, Pool BS4383	2.07%		01/01/2032	77,156,580
69,169,000	Federal National Mortgage Association, Pool BS4410	1.93%		01/01/2032	56,476,877
53,950,000	Federal National Mortgage Association, Pool BS4453	1.96%		01/01/2032	43,592,115
51,688,000	Federal National Mortgage Association, Pool BS4524	2.02%		01/01/2032	41,892,686
41,850,000	Federal National Mortgage Association, Pool BS4736	2.00%		02/01/2032	33,690,396
24,500,000	Federal National Mortgage Association, Pool BS4737	2.00%		02/01/2032	19,723,171
20,155,000	Federal National Mortgage Association, Pool BS4951	2.63%		04/01/2032	17,036,150
11,183,044	Federal National Mortgage Association, Pool BS5636	3.72%		06/01/2032	10,330,334
4,200,000	Federal National Mortgage Association, Pool BS6131	3.89%		07/01/2032	3,930,620
3,600,000	Federal National Mortgage Association, Pool BS6419	3.89%		09/01/2032	3,371,248
24,762,678	Federal National Mortgage Association, Pool BS6649	3.89%		10/01/2032	23,169,274
139,849,000	Federal National Mortgage Association, Pool BS6912	4.33%		12/01/2032	135,492,086
4,131,000	Federal National Mortgage Association, Pool BS7305	5.22%		01/01/2032	4,228,227
41,050,000	Federal National Mortgage Association, Pool BS7329	5.41%		12/01/2032	41,669,322
8,333,000	Federal National Mortgage Association, Pool BS8657	5.10%		06/01/2030	8,348,230
11,227,616	Federal National Mortgage Association, Pool BV8021	4.50%		08/01/2052	10,818,354
15,117,858	Federal National Mortgage Association, Pool CB1055 (Secured Overnight Financing Rate 30 Day Average + 2.21%, 2.21% Floor, 6.87% Cap)	1.87%		07/01/2051	13,181,885
64,719,008	Federal National Mortgage Association, Pool CB2168	3.00%		11/01/2051	57,111,301
92,699,461	Federal National Mortgage Association, Pool CB3488	3.00%		05/01/2052	82,042,823
59,812,855	Federal National Mortgage Association, Pool CB4391	4.50%		08/01/2052	57,660,295
78,080,680	Federal National Mortgage Association, Pool FS1538	3.00%		04/01/2052	68,853,020
87,973,122	Federal National Mortgage Association, Pool FS2320	2.50%		04/01/2051	74,807,188
14,311,274	Federal National Mortgage Association, Pool FS3160	3.00%		06/01/2052	12,620,010
31,221,675	Federal National Mortgage Association, Pool FS4764	2.50%		02/01/2052	26,782,996
7,693,561	Federal National Mortgage Association, Pool MA3357	4.00%		05/01/2048	7,339,951
17,314,433	Federal National Mortgage Association, Pool RA6135	2.50%		10/01/2051	14,721,934
30,286,511	Federal National Mortgage Association, Pool SD2839	3.00%		08/01/2052	26,803,669
18,440,840	Federal National Mortgage Association, Pool SD2971	2.50%		03/01/2052	15,808,555
74,356,227	Federal National Mortgage Association, Pool SD3093	2.50%		03/01/2052	63,225,926
10,500,000	Federal National Mortgage Association, Pool WN1221	4.80%		12/01/2029	10,270,794
19,180,000	Federal National Mortgage Association, Pool WN1240	4.40%		12/01/2029	18,273,460
23,230,000	Federal National Mortgage Association, Pool WN2311	4.80%		01/01/2030	22,734,974
16,361,000	Federal National Mortgage Association, Pool WN2312	4.60%		01/01/2030	15,835,032
14,700,000	Federal National Mortgage Association, Pool WN2334	4.30%		01/01/2033	14,199,807
50,000,000	Federal National Mortgage Association, Pool WN2337	4.35%		01/01/2030	47,949,309
45,015,000	Federal National Mortgage Association, Pool WN2358	4.30%		01/01/2030	43,001,965
12,675,529	Federal National Mortgage Association, Pool ZS4778	4.00%		07/01/2048	12,092,853
10,290,503	Federal National Mortgage Association, Pool ZS4790	4.00%		09/01/2048	9,817,436
5,279,628	Federal National Mortgage Association, Series 2003-W17-1A7	5.75%		08/25/2033	5,278,129
1,647,989	Federal National Mortgage Association, Series 2004-W10-A6	5.75%		08/25/2034	1,632,744
65,230,808	Federal National Mortgage Association, Series 2014-M11-1A	3.19	% (c)	08/25/2024	63,158,745
206,403,087	Federal National Mortgage Association, Series 2019-M16-X	1.29	% (c)(f)	07/25/2031	12,372,523
487,272,038	Federal National Mortgage Association, Series 2019-M18-X	0.82	% (c)(f)	08/25/2029	14,170,894
211,935,994	Federal National Mortgage Association, Series 2019-M24-2XA	1.27	% (c)(f)	03/25/2031	12,618,118
263,722,051	Federal National Mortgage Association, Series 2019-M24-XA	1.37	% (c)(f)	03/25/2029	14,265,359
359,109,661	Federal National Mortgage Association, Series 2020-M10-X2	1.83	% (c)(f)	12/25/2030	27,447,470
189,118,550	Federal National Mortgage Association, Series 2020-M10-X8	0.77	% (c)(f)	12/25/2027	3,844,742
76,323,080	Federal National Mortgage Association, Series 2020-M13-X2	1.33	% (c)(f)	09/25/2030	3,675,949
510,829,600	Federal National Mortgage Association, Series 2020-M15-X1	1.58	% (c)(f)	09/25/2031	34,812,373
18,389,936	Federal National Mortgage Association, Series 2020-M17-X1	1.46	% (c)(f)	01/25/2028	750,762
121,190,028	Federal National Mortgage Association, Series 2020-M27-X1	0.95	% (c)(f)	03/25/2031	4,920,194
162,635,104	Federal National Mortgage Association, Series 2020-M54-X	1.61	% (c)(f)	12/25/2033	12,610,092
53,174,949	Federal National Mortgage Association, Series 2020-M7-X2	1.33	% (c)(f)	03/25/2031	3,386,643
11,242,021	Federal National Mortgage Association, Series 2021-M12-2A1	2.20	% (c)	05/25/2033	9,807,173
934,484,802	Federal National Mortgage Association, Series 2021-M14-X	1.05	% (c)(f)	10/25/2031	37,267,347
181,966,475	Federal National Mortgage Association, Series 2021-M3-X2	1.06	% (c)(f)	08/25/2033	7,741,382
22,630,154	Federal National Mortgage Association, Series 2021-M5-A1	1.51	% (c)	01/25/2033	19,954,711
714,285,837	Federal National Mortgage Association, Series 2022-M2-X	0.48	% (c)(f)	01/25/2032	17,890,146
21,164,645	Federal National Mortgage Association, Series 2022-M4-A1X	2.55	% (c)	05/25/2030	19,003,771
2,963,206	Federal National Mortgage Association, Series 400-S4 (-1 x 1 Month LIBOR USD + 5.45%, 5.45% Cap)	0.30	% (f)(g)	11/25/2039	170,805
30,009,796	Federal National Mortgage Association, Series 412-A3	3.00%		08/25/2042	26,600,062
1,479,905	FREMF Mortgage Trust, Series 2017-KF34-B (1 Month LIBOR USD + 2.70%, 2.55% Floor)	7.89	% (a)	08/25/2024	1,457,796
24,601,232	Government National Mortgage Association Pass-Thru, Pool 786510	3.00%		02/20/2052	21,515,454
28,341,488	Government National Mortgage Association Pass-Thru, Pool 785310	2.50%		02/20/2051	24,465,835
43,803,287	Government National Mortgage Association Pass-Thru, Pool 785346	2.00%		03/20/2051	35,841,755
13,236,428	Government National Mortgage Association Pass-Thru, Pool 785350	2.00%		01/20/2051	10,840,211
25,850,599	Government National Mortgage Association Pass-Thru, Pool 785374	2.50%		03/20/2051	22,394,137
91,813,500	Government National Mortgage Association Pass-Thru, Pool 785401	2.50%		10/20/2050	77,923,638
129,594,982	Government National Mortgage Association Pass-Thru, Pool 785412	2.50%		03/20/2051	111,877,387
29,571,064	Government National Mortgage Association Pass-Thru, Pool 785595	2.50%		03/20/2051	25,605,393
55,308,416	Government National Mortgage Association Pass-Thru, Pool 785609	2.50%		08/20/2051	47,832,861
14,188,129	Government National Mortgage Association Pass-Thru, Pool 785638	2.50%		08/20/2051	12,247,854
32,511,672	Government National Mortgage Association Pass-Thru, Pool 785639	2.50%		08/20/2051	28,068,261
13,441,237	Government National Mortgage Association Pass-Thru, Pool 785680	2.50%		10/20/2051	11,603,056
10,112,453	Government National Mortgage Association Pass-Thru, Pool CB2017	2.50%		03/20/2051	8,732,191
9,970,072	Government National Mortgage Association Pass-Thru, Pool CB4182	2.50%		03/20/2051	8,606,772
2,565,806	Government National Mortgage Association Pass-Thru, Pool CB5487	2.50%		03/20/2051	2,167,239
8,654,954	Government National Mortgage Association Pass-Thru, Pool CB9135	2.50%		04/20/2051	7,537,593
7,919,918	Government National Mortgage Association Pass-Thru, Pool CH0426	2.50%		02/20/2052	6,687,035
6,551,275	Government National Mortgage Association Pass-Thru, Pool CI0294	2.50%		01/20/2052	5,482,880
28,076,640	Government National Mortgage Association Pass-Thru, Pool CI6428	2.50%		01/20/2052	23,707,146
583,349	Government National Mortgage Association Pass-Thru, Pool MA2511	3.50%		01/20/2045	534,783
18,534,339	Government National Mortgage Association Pass-Thru, Pool MA5076	3.00%		03/20/2048	16,772,690
11,115,876	Government National Mortgage Association Pass-Thru, Pool MA7255	2.50%		03/20/2051	9,672,045
90,621,281	Government National Mortgage Association REMICS, Series 2021-150-IO	1.03	% (c)	11/16/2063	6,773,270
35,189,610	Government National Mortgage Association REMICS, Series 2021-49-NI	2.50	% (f)	03/20/2051	4,287,900
27,675,287	Government National Mortgage Association, Series 2021-125-IO	3.00%		06/20/2051	3,553,003
4,754,556	Government National Mortgage Association, Series 2003-67-SP (-1 x 1 Month LIBOR USD + 7.10%, 7.10% Cap)	1.94	% (f)(g)	08/20/2033	99,904
1,981,547	Government National Mortgage Association, Series 2003-86-ZK	5.00%		10/20/2033	1,952,720
1,193,272	Government National Mortgage Association, Series 2004-49-Z	6.00%		06/20/2034	1,200,065
2,189,199	Government National Mortgage Association, Series 2004-83-CS (-1 x 1 Month LIBOR USD + 6.08%, 6.08% Cap)	0.93	% (f)(g)	10/20/2034	92,344
554,429	Government National Mortgage Association, Series 2005-21-Z	5.00%		03/20/2035	548,906
5,957,048	Government National Mortgage Association, Series 2005-39-ZB	5.00%		07/20/2034	5,891,358
420,337	Government National Mortgage Association, Series 2006-24-CX (-7 x 1 Month LIBOR USD + 39.97%, 39.97% Cap)	2.15	% (g)	05/20/2036	409,717
2,174,967	Government National Mortgage Association, Series 2007-26-SJ (-1 x 1 Month LIBOR USD + 4.69%, 4.69% Cap)	0.00	% (f)(g)	04/20/2037	16,372
2,228,347	Government National Mortgage Association, Series 2008-2-SM (-1 x 1 Month LIBOR USD + 6.50%, 6.50% Cap)	1.34	% (f)(g)	01/16/2038	144,422
3,871,321	Government National Mortgage Association, Series 2008-42-AI (-1 x 1 Month LIBOR USD + 7.69%, 7.69% Cap)	2.53	% (f)(g)	05/16/2038	441,538
1,436,548	Government National Mortgage Association, Series 2008-43-SH (-1 x 1 Month LIBOR USD + 6.34%, 6.34% Cap)	1.19	% (f)(g)	05/20/2038	27,737
1,654,510	Government National Mortgage Association, Series 2008-51-SC (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	1.10	% (f)(g)	06/20/2038	80,302
1,317,156	Government National Mortgage Association, Series 2008-51-SE (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	1.09	% (f)(g)	06/16/2038	79,085
463,504	Government National Mortgage Association, Series 2008-82-SM (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	0.90	% (f)(g)	09/20/2038	8,510
802,414	Government National Mortgage Association, Series 2008-83-SD (-1 x 1 Month LIBOR USD + 6.56%, 6.56% Cap)	1.40	% (f)(g)	11/16/2036	24,071
3,279,389	Government National Mortgage Association, Series 2009-106-VZ	4.50%		11/20/2039	3,217,174
2,756,135	Government National Mortgage Association, Series 2009-10-NS (-1 x 1 Month LIBOR USD + 6.65%, 6.65% Cap)	1.49	% (f)(g)	02/16/2039	209,080
585,394	Government National Mortgage Association, Series 2009-24-SN (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	0.95	% (f)(g)	09/20/2038	12,219
1,968,894	Government National Mortgage Association, Series 2009-32-ZE	4.50%		05/16/2039	1,912,859
10,562,220	Government National Mortgage Association, Series 2009-35-DZ	4.50%		05/20/2039	10,214,864
9,184	Government National Mortgage Association, Series 2009-41-ZQ	4.50	% (h)	06/16/2039	9,004
1,345,177	Government National Mortgage Association, Series 2009-48-Z	5.00%		06/16/2039	1,317,185
114,177	Government National Mortgage Association, Series 2009-50-KP	4.50%		06/20/2039	111,936
792,228	Government National Mortgage Association, Series 2009-69-TS (-1 x 1 Month LIBOR USD + 6.20%, 6.20% Cap)	1.04	% (f)(g)	04/16/2039	23,866
1,506,879	Government National Mortgage Association, Series 2009-75-GZ	4.50%		09/20/2039	1,477,945
465,167	Government National Mortgage Association, Series 2009-87-IG (-1 x 1 Month LIBOR USD + 6.74%, 6.74% Cap)	1.59	% (f)(g)	03/20/2037	4,780
7,340,257	Government National Mortgage Association, Series 2010-106-PS (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	0.90	% (f)(g)	03/20/2040	163,667
2,978,953	Government National Mortgage Association, Series 2010-1-SA (-1 x 1 Month LIBOR USD + 5.75%, 5.75% Cap)	0.59	% (f)(g)	01/16/2040	160,209
2,707,820	Government National Mortgage Association, Series 2010-25-ZB	4.50%		02/16/2040	2,631,088
21,976,574	Government National Mortgage Association, Series 2010-26-QS (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	1.10	% (f)(g)	02/20/2040	2,045,010
1,891,839	Government National Mortgage Association, Series 2010-42-AY	5.00%		11/20/2039	1,887,105
1,812,344	Government National Mortgage Association, Series 2010-42-ES (-1 x 1 Month LIBOR USD + 5.68%, 5.68% Cap)	0.53	% (f)(g)	04/20/2040	116,067
541,911	Government National Mortgage Association, Series 2010-61-AS (-1 x 1 Month LIBOR USD + 6.55%, 6.55% Cap)	1.40	% (f)(g)	09/20/2039	22,912
5,741,743	Government National Mortgage Association, Series 2010-62-SB (-1 x 1 Month LIBOR USD + 5.75%, 5.75% Cap)	0.60	% (f)(g)	05/20/2040	371,749
6,564,287	Government National Mortgage Association, Series 2010-62-ZG	5.50%		05/16/2040	6,575,233
2,812,047	Government National Mortgage Association, Series 2011-18-SN (-2 x 1 Month LIBOR USD + 9.50%, 9.50% Cap)	0.00	% (g)	12/20/2040	2,249,009
2,815,655	Government National Mortgage Association, Series 2011-18-YS (-2 x 1 Month LIBOR USD + 9.50%, 9.50% Cap)	0.00	% (g)	12/20/2040	2,227,876
808,873	Government National Mortgage Association, Series 2011-69-OC	0.00	% (j)	05/20/2041	672,587
8,036,722	Government National Mortgage Association, Series 2011-69-SB (-1 x 1 Month LIBOR USD + 5.35%, 5.35% Cap)	0.20	% (f)(g)	05/20/2041	481,159
7,936,501	Government National Mortgage Association, Series 2011-71-ZA	4.50%		02/20/2041	7,819,699
3,063,150	Government National Mortgage Association, Series 2011-72-AS (-1 x 1 Month LIBOR USD + 5.38%, 5.38% Cap)	0.23	% (f)(g)	05/20/2041	185,788
2,420,278	Government National Mortgage Association, Series 2011-72-SK (-1 x 1 Month LIBOR USD + 6.15%, 6.15% Cap)	1.00	% (f)(g)	05/20/2041	145,949
8,038,916	Government National Mortgage Association, Series 2013-116-LS (-1 x 1 Month LIBOR USD + 6.15%, 6.15% Cap)	1.00	% (f)(g)	08/20/2043	714,443
11,646,795	Government National Mortgage Association, Series 2013-136-CS (-1 x 1 Month LIBOR USD + 6.20%, 6.20% Cap)	1.04	% (f)(g)	09/16/2043	815,929
18,876,891	Government National Mortgage Association, Series 2013-182-WZ	2.50%		12/20/2043	16,721,705
58,188,997	Government National Mortgage Association, Series 2013-182-ZW	2.50%		12/20/2043	52,135,520
4,219,473	Government National Mortgage Association, Series 2013-186-SG (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	1.09	% (f)(g)	02/16/2043	197,902
5,487,221	Government National Mortgage Association, Series 2013-26-MS (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	1.10	% (f)(g)	02/20/2043	532,035
3,574,727	Government National Mortgage Association, Series 2013-34-PL	3.00%		03/20/2042	3,438,414
9,502,316	Government National Mortgage Association, Series 2014-163-PS (-1 x 1 Month LIBOR USD + 5.60%, 5.60% Cap)	0.45	% (f)(g)	11/20/2044	657,098
10,263,355	Government National Mortgage Association, Series 2014-167-SA (-1 x 1 Month LIBOR USD + 5.60%, 5.60% Cap)	0.45	% (f)(g)	11/20/2044	721,818
17,466,971	Government National Mortgage Association, Series 2014-21-SE (-1 x 1 Month LIBOR USD + 5.55%, 5.55% Cap)	0.40	% (f)(g)	02/20/2044	1,135,388
10,649,756	Government National Mortgage Association, Series 2014-39-SK (-1 x 1 Month LIBOR USD + 6.20%, 6.20% Cap)	1.05	% (f)(g)	03/20/2044	917,420
11,689,441	Government National Mortgage Association, Series 2014-59-DS (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	1.09	% (f)(g)	04/16/2044	952,105
10,980,646	Government National Mortgage Association, Series 2016-108-SM (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	0.94	% (f)(g)	08/20/2046	1,149,203
23,084,675	Government National Mortgage Association, Series 2019-122-IO	1.00	% (c)(f)	07/16/2061	1,449,337
191,670,248	Government National Mortgage Association, Series 2019-147-IO	0.40	% (c)(f)	06/16/2061	6,774,048
20,930,713	Government National Mortgage Association, Series 2020-104-AI	3.00	% (f)	07/20/2050	2,878,691
12,910,489	Government National Mortgage Association, Series 2020-104-EI	3.00	% (f)	07/20/2050	1,858,429
11,179,335	Government National Mortgage Association, Series 2020-112-LS (-1 x Secured Overnight Financing Rate 30 Day Average + 6.20%, 6.20% Cap)	1.13	% (f)(g)	08/20/2050	1,344,316
44,041,016	Government National Mortgage Association, Series 2020-115-IG	2.50	% (f)	08/20/2050	5,935,148
21,445,906	Government National Mortgage Association, Series 2020-138-IC	3.50	% (f)	08/20/2050	3,428,566
156,436,718	Government National Mortgage Association, Series 2020-140-ES (-1 x 1 Month LIBOR USD + 6.30%, 6.30% Cap)	1.14	% (f)(g)	09/20/2050	18,780,729
40,079,692	Government National Mortgage Association, Series 2020-140-SG (-1 x 1 Month LIBOR USD + 6.35%, 6.35% Cap)	1.19	% (f)(g)	09/20/2050	5,158,741
52,016,065	Government National Mortgage Association, Series 2020-146-CI	2.50	% (f)	10/20/2050	6,160,538
34,418,315	Government National Mortgage Association, Series 2020-146-EI	2.50	% (f)	10/20/2050	4,669,991
27,652,864	Government National Mortgage Association, Series 2020-146-KI	2.50	% (f)	10/20/2050	3,564,496
45,609,703	Government National Mortgage Association, Series 2020-148-AI	2.50	% (f)	10/20/2050	5,842,284
38,046,605	Government National Mortgage Association, Series 2020-148-JL	1.00%		10/20/2050	28,244,799
125,326,571	Government National Mortgage Association, Series 2020-151-MI	2.50	% (f)	10/20/2050	16,434,274
65,387,093	Government National Mortgage Association, Series 2020-152-IO	0.59	% (c)(f)	12/16/2062	3,241,872
47,548,202	Government National Mortgage Association, Series 2020-160-IA	2.50	% (f)	10/20/2050	6,377,231
11,781,009	Government National Mortgage Association, Series 2020-160-IM	2.50	% (f)	10/20/2050	1,496,020
37,687,628	Government National Mortgage Association, Series 2020-162-QS (-1 x 1 Month LIBOR USD + 6.30%, 6.30% Cap)	1.14	% (f)(g)	10/20/2050	4,084,076
54,431,577	Government National Mortgage Association, Series 2020-166-SM (-1 x 1 Month LIBOR USD + 6.30%, 6.30% Cap)	1.14	% (f)(g)	11/20/2050	6,451,644
76,716,238	Government National Mortgage Association, Series 2020-167-BI	2.50	% (f)	11/20/2050	9,948,800
57,174,951	Government National Mortgage Association, Series 2020-167-DI	2.50	% (f)	11/20/2050	7,215,233
35,158,778	Government National Mortgage Association, Series 2020-167-IA	2.50	% (f)	11/20/2050	4,455,978
83,605,316	Government National Mortgage Association, Series 2020-167-JI	2.50	% (f)	11/20/2050	11,360,307
15,748,940	Government National Mortgage Association, Series 2020-167-NS (-1 x 1 Month LIBOR USD + 6.30%, 6.30% Cap)	1.14	% (f)(g)	11/20/2050	1,658,859
29,283,325	Government National Mortgage Association, Series 2020-167-YK	1.20%		11/20/2050	22,256,071
136,109,006	Government National Mortgage Association, Series 2020-173-MI	2.50	% (f)	11/20/2050	17,826,741
40,746,800	Government National Mortgage Association, Series 2020-175-SC (-1 x 1 Month LIBOR USD + 6.30%, 6.30% Cap)	1.15	% (f)(g)	11/20/2050	4,968,139
85,710,618	Government National Mortgage Association, Series 2020-177-IO	0.82	% (c)(f)	06/16/2062	5,041,413
29,887,648	Government National Mortgage Association, Series 2020-181-AI	2.50	% (f)	12/20/2050	3,790,910
51,707,929	Government National Mortgage Association, Series 2020-181-BI	2.50	% (f)	12/20/2050	7,017,423
32,479,878	Government National Mortgage Association, Series 2020-181-SA (-1 x 1 Month LIBOR USD + 6.30%, 6.30% Cap)	1.14	% (f)(g)	12/20/2050	3,362,986
29,582,404	Government National Mortgage Association, Series 2020-181-YM	1.17%		12/20/2050	22,448,048
69,078,253	Government National Mortgage Association, Series 2020-185-AI	2.50	% (f)	12/20/2050	9,277,997
54,544,391	Government National Mortgage Association, Series 2020-185-KI	2.50	% (f)	12/20/2050	6,805,002
50,200,525	Government National Mortgage Association, Series 2020-187-AI	2.50	% (f)	12/20/2050	6,558,879
5,830,801	Government National Mortgage Association, Series 2020-188-DI	2.50	% (f)	12/20/2050	796,518
29,018,184	Government National Mortgage Association, Series 2020-188-GI	2.00	% (f)	12/20/2050	3,105,645
43,064,865	Government National Mortgage Association, Series 2020-188-IQ	3.00	% (f)	10/20/2050	6,334,781
96,055,565	Government National Mortgage Association, Series 2020-188-KI	2.50	% (f)	12/20/2050	13,116,359
38,857,219	Government National Mortgage Association, Series 2020-188-NS (-1 x 1 Month LIBOR USD + 6.30%, 6.30% Cap)	1.14	% (f)(g)	12/20/2050	4,033,426
40,525,457	Government National Mortgage Association, Series 2020-195-IX	1.13	% (c)(f)	12/16/2062	2,987,719
5,538,909	Government National Mortgage Association, Series 2020-4-H	2.50%		10/20/2049	4,812,907
9,350,303	Government National Mortgage Association, Series 2020-79-KG	1.30%		06/20/2050	7,244,882
91,093,028	Government National Mortgage Association, Series 2020-89-IA	1.17	% (c)(f)	04/16/2062	7,086,518
67,389,268	Government National Mortgage Association, Series 2020-94-IO	0.97	% (c)(f)	03/16/2062	4,519,859
18,750,373	Government National Mortgage Association, Series 2020-98-SA (-1 x 1 Month LIBOR USD + 6.15%, 6.15% Cap)	0.99	% (f)(g)	07/20/2050	2,072,946
119,175,176	Government National Mortgage Association, Series 2021-100-IO	0.97	% (c)(f)	06/16/2063	7,970,591
68,168,232	Government National Mortgage Association, Series 2021-107-QI	2.50	% (f)	06/20/2051	9,331,781
67,565,303	Government National Mortgage Association, Series 2021-10-IO	0.99	% (c)(f)	05/16/2063	4,736,510
132,203,799	Government National Mortgage Association, Series 2021-110-IO	0.87	% (c)(f)	11/16/2063	8,543,723
26,669,608	Government National Mortgage Association, Series 2021-114-SB (-1 x 1 Month LIBOR USD + 2.60%, 2.60% Cap)	0.00	% (f)(g)	06/20/2051	194,696
54,485,212	Government National Mortgage Association, Series 2021-114-TI	3.00	% (f)	06/20/2051	6,803,291
48,078,823	Government National Mortgage Association, Series 2021-116-IA	2.50	% (f)	06/20/2051	6,544,037
48,730,479	Government National Mortgage Association, Series 2021-116-XI	3.50	% (f)	03/20/2051	7,789,494
23,270,928	Government National Mortgage Association, Series 2021-117-IJ	3.50	% (f)	06/20/2051	3,284,166
17,880,734	Government National Mortgage Association, Series 2021-117-SH (-1 x 1 Month LIBOR USD + 6.30%, 6.30% Cap)	1.14	% (f)(g)	07/20/2051	1,568,294
124,030,640	Government National Mortgage Association, Series 2021-122-SA (-1 x Secured Overnight Financing Rate 30 Day Average + 2.60%, 2.60% Cap)	0.00	% (f)(g)	07/20/2051	1,464,405
242,373,194	Government National Mortgage Association, Series 2021-12-IO	0.95	% (c)(f)	03/16/2063	16,000,703
66,223,626	Government National Mortgage Association, Series 2021-135-GI	3.00	% (f)	08/20/2051	9,398,709
84,434,425	Government National Mortgage Association, Series 2021-135-SK (-1 x 1 Month LIBOR USD + 6.30%, 6.30% Cap)	1.14	% (f)(g)	08/20/2051	7,835,076
67,977,864	Government National Mortgage Association, Series 2021-136-EI	3.00	% (f)	08/20/2051	9,674,100
42,357,483	Government National Mortgage Association, Series 2021-138-IL	3.00	% (f)	08/20/2051	5,861,886
41,409,432	Government National Mortgage Association, Series 2021-138-KI	3.00	% (f)	08/20/2051	6,207,315
64,303,426	Government National Mortgage Association, Series 2021-138-PS (-1 x Secured Overnight Financing Rate 30 Day Average + 3.75%, 3.75% Cap)	0.00	% (f)(g)	08/20/2051	1,043,381
16,304,675	Government National Mortgage Association, Series 2021-139-BI	3.50	% (f)	08/20/2051	2,270,964
52,645,786	Government National Mortgage Association, Series 2021-140-IJ	3.00	% (f)	08/20/2051	7,953,294
33,597,587	Government National Mortgage Association, Series 2021-142-IO	3.00	% (f)	08/20/2051	5,248,692
113,651,844	Government National Mortgage Association, Series 2021-143-IO	0.97	% (c)(f)	10/16/2063	7,490,134
86,529,270	Government National Mortgage Association, Series 2021-144-IO	0.82	% (c)(f)	04/16/2063	5,428,483
69,377,839	Government National Mortgage Association, Series 2021-151-IO	0.92	% (c)(f)	04/16/2063	4,716,625
30,891,655	Government National Mortgage Association, Series 2021-155-IE	3.00	% (f)	09/20/2051	4,648,172
86,838,116	Government National Mortgage Association, Series 2021-155-KI	4.00	% (f)	09/20/2051	12,554,742
40,918,460	Government National Mortgage Association, Series 2021-155-S (-1 x Secured Overnight Financing Rate 30 Day Average + 3.20%, 3.20% Cap)	0.00	% (f)(g)	09/20/2051	580,850
42,269,151	Government National Mortgage Association, Series 2021-155-SG (-1 x 1 Month LIBOR USD + 6.30%, 6.30% Cap)	1.14	% (f)(g)	09/20/2051	5,119,728
23,804,069	Government National Mortgage Association, Series 2021-157-IO	0.89	% (c)(f)	09/16/2063	1,558,081
50,099,634	Government National Mortgage Association, Series 2021-158-IO	3.00	% (f)	09/20/2051	7,430,502
67,725,017	Government National Mortgage Association, Series 2021-158-IV	2.50	% (f)	09/20/2051	9,264,119
228,447,809	Government National Mortgage Association, Series 2021-15-BI	2.50	% (f)	01/20/2051	29,498,118
26,491,392	Government National Mortgage Association, Series 2021-160-IA	3.00	% (f)	09/20/2051	3,833,442
85,277,938	Government National Mortgage Association, Series 2021-160-SQ (-1 x Secured Overnight Financing Rate 30 Day Average + 2.65%, 3.00% Cap)	0.00	% (f)(g)	09/20/2051	1,084,642
38,428,710	Government National Mortgage Association, Series 2021-160-WI	2.50	% (f)	09/20/2051	4,857,673
45,516,990	Government National Mortgage Association, Series 2021-160-XI	3.00	% (f)	09/20/2051	6,521,151
47,007,387	Government National Mortgage Association, Series 2021-161-KI	3.50	% (f)	09/20/2051	7,646,156
87,780,395	Government National Mortgage Association, Series 2021-161-UI	3.00	% (f)	09/20/2051	12,673,031
29,635,125	Government National Mortgage Association, Series 2021-162-DI	3.00	% (f)	09/20/2051	4,354,621
15,400,455	Government National Mortgage Association, Series 2021-170-IO	0.99	% (c)(f)	05/16/2063	1,108,640
43,566,780	Government National Mortgage Association, Series 2021-175-IM	3.00	% (f)	10/20/2051	6,169,688
16,146,485	Government National Mortgage Association, Series 2021-175-IN	2.50	% (f)	07/20/2051	2,175,482
56,165,411	Government National Mortgage Association, Series 2021-175-IU	2.50	% (f)	09/20/2051	7,400,815
48,123,560	Government National Mortgage Association, Series 2021-176-TI	4.00	% (f)	10/20/2051	6,765,128
127,564,575	Government National Mortgage Association, Series 2021-177-IA	2.50	% (f)	10/20/2051	16,579,134
59,705,999	Government National Mortgage Association, Series 2021-180-IO	0.90	% (c)(f)	11/16/2063	4,126,395
70,355,552	Government National Mortgage Association, Series 2021-184-IO	0.88	% (c)(f)	12/16/2061	4,578,964
29,205,230	Government National Mortgage Association, Series 2021-188-IA	3.00	% (f)	10/20/2051	4,054,968
50,725,535	Government National Mortgage Association, Series 2021-188-IN	2.50	% (f)	10/20/2051	6,987,229
36,234,069	Government National Mortgage Association, Series 2021-188-IT	2.50	% (f)	10/20/2051	4,738,913
24,892,010	Government National Mortgage Association, Series 2021-191-BI	2.50	% (f)	10/20/2051	3,414,004
50,460,103	Government National Mortgage Association, Series 2021-191-CI	2.50	% (f)	10/20/2051	6,546,774
30,747,786	Government National Mortgage Association, Series 2021-192-AI	3.00	% (f)	10/20/2051	4,565,951
127,370,675	Government National Mortgage Association, Series 2021-193-FW (Secured Overnight Financing Rate 30 Day Average + 0.45%, 0.45% Floor, 3.00% Cap)	3.00%		11/20/2051	108,605,523
64,294,666	Government National Mortgage Association, Series 2021-193-I	3.00	% (f)	06/20/2051	8,832,859
132,457,025	Government National Mortgage Association, Series 2021-193-SW (-1 x Secured Overnight Financing Rate 30 Day Average + 2.55%, 2.55% Cap)	0.00	% (f)(g)	11/20/2051	968,910
75,683,335	Government National Mortgage Association, Series 2021-196-IO	2.50	% (f)	11/20/2051	10,374,036
86,317,765	Government National Mortgage Association, Series 2021-1-EI	2.00	% (f)	01/20/2051	7,573,831
36,992,716	Government National Mortgage Association, Series 2021-1-IA	2.50	% (f)	01/20/2051	4,801,192
88,823,014	Government National Mortgage Association, Series 2021-200-IO	0.88	% (c)(f)	11/16/2063	6,100,702
27,231,811	Government National Mortgage Association, Series 2021-205-DI	2.50	% (f)	11/20/2051	3,554,503
183,018,338	Government National Mortgage Association, Series 2021-208-IO	0.76	% (c)(f)	06/16/2064	10,388,048
32,323,466	Government National Mortgage Association, Series 2021-20-IO	1.15	% (c)(f)	08/16/2062	2,443,977
185,029,908	Government National Mortgage Association, Series 2021-210-IO	0.98	% (c)(f)	05/16/2062	13,064,647
52,987,258	Government National Mortgage Association, Series 2021-211-IO	0.97	% (c)(f)	01/16/2063	3,687,590
36,039,459	Government National Mortgage Association, Series 2021-213-IH	3.00	% (f)	12/20/2051	5,095,551
9,893,333	Government National Mortgage Association, Series 2021-226-TI	2.50	% (f)	12/20/2051	1,363,230
271,079,428	Government National Mortgage Association, Series 2021-22-IO	0.98	% (c)(f)	05/16/2063	18,215,941
80,412,046	Government National Mortgage Association, Series 2021-24-XI	2.00	% (f)	02/20/2051	8,297,373
34,081,371	Government National Mortgage Association, Series 2021-24-YD	1.20%		02/20/2051	25,902,452
12,077,407	Government National Mortgage Association, Series 2021-25-EI	2.50	% (f)	02/20/2051	1,481,410
63,090,450	Government National Mortgage Association, Series 2021-2-IO	0.87	% (c)(f)	06/16/2063	3,924,876
22,621,751	Government National Mortgage Association, Series 2021-30-IB	2.50	% (f)	02/20/2051	3,094,404
27,388,190	Government National Mortgage Association, Series 2021-30-WI	2.50	% (f)	02/20/2051	3,741,432
26,772,488	Government National Mortgage Association, Series 2021-35-IO	1.03	% (c)(f)	12/16/2062	1,929,255
36,176,068	Government National Mortgage Association, Series 2021-35-IX	1.20	% (c)(f)	12/16/2062	2,959,481
33,567,952	Government National Mortgage Association, Series 2021-40-IO	0.82	% (c)(f)	02/16/2063	2,086,829
603,543,225	Government National Mortgage Association, Series 2021-45-IO	0.81	% (c)(f)	04/16/2063	36,226,475
39,437,307	Government National Mortgage Association, Series 2021-49-LI	3.00	% (f)	02/20/2051	5,701,014
49,219,681	Government National Mortgage Association, Series 2021-49-QI	2.50	% (f)	03/20/2049	4,783,617
24,555,738	Government National Mortgage Association, Series 2021-52-IO	0.72	% (c)(f)	04/16/2063	1,397,600
208,921,445	Government National Mortgage Association, Series 2021-60-IO	0.83	% (c)(f)	05/16/2063	12,524,903
239,733,260	Government National Mortgage Association, Series 2021-65-IO	0.88	% (c)(f)	08/16/2063	15,283,211
181,996,891	Government National Mortgage Association, Series 2021-70-IO	0.71	% (c)(f)	04/16/2063	10,133,423
165,458,663	Government National Mortgage Association, Series 2021-71-IO	0.87	% (c)(f)	10/16/2062	10,412,396
161,772,860	Government National Mortgage Association, Series 2021-72-IO	0.57	% (c)(f)	01/16/2061	7,783,717
113,201,256	Government National Mortgage Association, Series 2021-74-CI	3.00	% (f)	12/20/2050	16,861,701
105,988,634	Government National Mortgage Association, Series 2021-77-SJ (-1 x 1 Month LIBOR USD + 3.75%, 3.75% Cap)	0.00	% (f)(g)	05/20/2051	3,370,428
12,222,845	Government National Mortgage Association, Series 2021-78-IC	4.00	% (f)	05/20/2051	2,010,658
44,017,234	Government National Mortgage Association, Series 2021-7-IP	3.50	% (f)	07/20/2050	6,957,870
96,548,648	Government National Mortgage Association, Series 2021-7-KI	2.50	% (f)	01/20/2051	13,208,232
56,506,791	Government National Mortgage Association, Series 2021-7-MI	2.50	% (f)	01/20/2051	7,761,321
59,925,342	Government National Mortgage Association, Series 2021-80-IO	0.90	% (c)(f)	12/16/2062	4,143,748
316,428,863	Government National Mortgage Association, Series 2021-85-IO	0.68	% (c)(f)	03/16/2063	17,237,589
50,965,468	Government National Mortgage Association, Series 2021-87-ET	2.00%		05/20/2051	42,343,732
47,502,140	Government National Mortgage Association, Series 2021-96-TS (-1 x Secured Overnight Financing Rate 30 Day Average + 3.25%, 3.25% Cap)	0.00	% (f)(g)	06/20/2051	825,920
36,270,535	Government National Mortgage Association, Series 2021-97-SH (-1 x 1 Month LIBOR USD + 3.75%, 3.75% Cap)	0.00	% (f)(g)	06/20/2051	1,164,444
116,933,146	Government National Mortgage Association, Series 2021-98-IG	3.00	% (f)	06/20/2051	17,329,749
26,690,353	Government National Mortgage Association, Series 2021-98-MI	2.50	% (f)	06/20/2051	3,648,278
29,095,560	Government National Mortgage Association, Series 2021-98-SB (-1 x 1 Month LIBOR USD + 6.30%, 6.30% Cap)	1.14	% (f)(g)	06/20/2051	3,023,471
75,315,645	Government National Mortgage Association, Series 2021-98-ST (-1 x Secured Overnight Financing Rate 30 Day Average + 2.73%, 2.73% Cap)	0.00	% (f)(g)	03/20/2051	785,828
9,312,137	Government National Mortgage Association, Series 2021-98-SW (-1 x 1 Month LIBOR USD + 6.30%, 6.30% Cap)	1.14	% (f)(g)	06/20/2051	981,635
42,027,983	Government National Mortgage Association, Series 2021-99-IO	0.59	% (c)(f)	05/16/2061	2,060,455
63,110,437	Government National Mortgage Association, Series 2021-9-AI	2.00	% (f)	01/20/2051	6,358,156
109,490,283	Government National Mortgage Association, Series 2021-9-MI	2.50	% (f)	01/20/2051	14,060,304
207,120,380	Government National Mortgage Association, Series 2022-102-IO	0.48	% (c)(f)	06/16/2064	9,310,248
29,904,187	Government National Mortgage Association, Series 2022-135-EB	4.50%		01/20/2049	29,279,871
70,208,919	Government National Mortgage Association, Series 2022-137-DI	2.50	% (f)	02/20/2051	8,888,744
71,300,966	Government National Mortgage Association, Series 2022-137-EI	2.50	% (f)	06/20/2051	9,653,409
87,957,175	Government National Mortgage Association, Series 2022-141-IO	0.78	% (c)(f)	06/16/2064	6,217,227
116,154,183	Government National Mortgage Association, Series 2022-14-IO	0.66	% (c)(f)	12/01/2061	6,166,951
97,287,707	Government National Mortgage Association, Series 2022-158-IO	0.88	% (c)(f)	08/16/2064	7,533,532
62,421,045	Government National Mortgage Association, Series 2022-167-IO	0.82	% (c)(f)	08/16/2065	4,220,749
134,581,594	Government National Mortgage Association, Series 2022-169-IO	0.88	% (c)(f)	01/16/2062	10,282,101
15,631,048	Government National Mortgage Association, Series 2022-183-B	5.00%		04/20/2047	15,298,701
90,275,002	Government National Mortgage Association, Series 2022-188-IO	2.50	% (f)	02/20/2051	12,269,926
81,103,190	Government National Mortgage Association, Series 2022-202-IO	0.72	% (c)(f)	10/16/2063	5,400,110
95,113,865	Government National Mortgage Association, Series 2022-207-IO	3.00	% (f)	08/20/2051	14,313,885
21,771,411	Government National Mortgage Association, Series 2022-218-IB	3.00	% (f)	07/20/2050	3,055,820
58,910,860	Government National Mortgage Association, Series 2022-218-IO	3.50	% (f)	01/20/2052	9,928,836
75,334,712	Government National Mortgage Association, Series 2022-21-IO	0.78	% (c)(f)	10/16/2063	4,746,335
146,933,427	Government National Mortgage Association, Series 2022-27-IO	0.75	% (c)(f)	03/16/2064	8,686,146
94,403,030	Government National Mortgage Association, Series 2022-35-IO	0.55	% (c)(f)	10/16/2063	5,010,280
145,160,954	Government National Mortgage Association, Series 2022-38-IO	0.72	% (c)(f)	04/16/2064	8,486,893
420,251,057	Government National Mortgage Association, Series 2022-39-IO	0.62	% (c)(f)	01/16/2064	23,952,167
124,122,605	Government National Mortgage Association, Series 2022-42-IO	0.67	% (c)(f)	12/16/2063	6,970,328
22,562,879	Government National Mortgage Association, Series 2022-44-TY	2.00%		12/20/2051	17,785,052
59,985,685	Government National Mortgage Association, Series 2022-48-IO	0.70	% (c)(f)	01/16/2064	3,702,101
67,301,155	Government National Mortgage Association, Series 2022-49-IO	0.76	% (c)(f)	03/16/2064	4,015,362
127,006,790	Government National Mortgage Association, Series 2022-54-IO	0.59	% (c)(f)	10/16/2063	6,532,137
79,649,721	Government National Mortgage Association, Series 2022-62-IO	0.62	% (c)(f)	06/16/2064	4,339,253
210,467,220	Government National Mortgage Association, Series 2022-71-IO	0.55	% (c)(f)	06/16/2064	9,832,544
279,038,618	Government National Mortgage Association, Series 2022-72-DI	0.58	% (c)(f)	06/16/2064	14,082,800
98,588,884	Government National Mortgage Association, Series 2022-73-IO	0.56	% (c)(f)	07/16/2064	5,332,190
5,944,000	Government National Mortgage Association, Series 2022-78-HW	2.50%		04/20/2052	4,521,952
51,519,053	Government National Mortgage Association, Series 2022-78-IO	3.00	% (f)	08/20/2051	7,343,139
141,168,160	Government National Mortgage Association, Series 2022-83-IO	2.50	% (f)	11/20/2051	18,501,372
127,492,248	Government National Mortgage Association, Series 2022-86-IO	0.53	% (c)(f)	10/16/2063	6,057,922
193,813,257	Government National Mortgage Association, Series 2022-8-IO	0.85	% (c)(f)	09/16/2063	12,959,575
98,538,676	Government National Mortgage Association, Series 2022-91-IO	0.43	% (c)(f)	07/16/2064	4,522,541
63,519,353	Government National Mortgage Association, Series 2022-9-EI	3.00	% (f)	01/20/2052	7,963,256
73,881,101	Government National Mortgage Association, Series 2023-50-IO	0.86	% (c)(f)	06/16/2064	5,173,465
36,250,850	Government National Mortgage Association, Series 2023-58-IO	2.50	% (f)	10/20/2050	4,598,834
34,499,063	Seasoned Credit Risk Transfer Trust, Series 2020-1-MB	2.50%		08/25/2059	25,410,771
10,000,000	Seasoned Credit Risk Transfer Trust, Series 2020-2-MB	2.00%		11/25/2059	6,960,720
17,044,575	Seasoned Credit Risk Transfer Trust, Series 2020-2-MT	2.00%		11/25/2059	13,935,440
35,000,000	Seasoned Credit Risk Transfer Trust, Series 2022-2-MB	3.00%		04/25/2062	25,222,540

Total US Government and Agency Mortgage Backed Obligations (Cost $18,469,320,675)					16,358,909,639

US Government and Agency Obligations - 8.1%
54,900,000	Tennessee Valley Authority	4.25%		09/15/2065	49,784,470
530,000,000	United States Treasury Notes	3.38%		05/15/2033	511,201,563
1,130,000,000	United States Treasury Notes	3.63%		02/15/2053	1,084,800,000
1,130,000,000	United States Treasury Notes	3.63%		05/15/2053	1,086,212,500

Total US Government and Agency Obligations (Cost $2,740,696,054)					2,731,998,533

Short Term Investments - 2.2%
247,761,713	First American Government Obligations Fund - Class U	5.03	% (k)		247,761,713
247,761,713	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	5.03	% (k)		247,761,713
247,761,713	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	5.03	% (k)		247,761,713

Total Short Term Investments (Cost $743,285,139)					743,285,139

Total Investments - 99.6% (Cost $38,927,395,597)					33,583,755,095
Other Assets in Excess of Liabilities - 0.4%					141,845,731

NET ASSETS - 100.0%					$33,725,600,826

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

(b)	Value determined using significant unobservable inputs.

(c)

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.

(d)	Step Bond; Coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.

(e)

Security pays interest at rates that represent residual cashflows available after more senior tranches have been paid. The interest rate disclosed reflects the estimated rate in effect as of period end.

(f)	Interest only security

(g)

Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(h)

This security accrues interest which is added to the outstanding principal balance. The interest payment will be deferred until all other tranches in the structure are paid off. The rate disclosed is as of period end.

(i)

Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.

(j)	Principal only security

(k)	Seven-day yield as of period end

SECURITY TYPE BREAKDOWN as a % of Net Assets:

US Government and Agency Mortgage Backed Obligations	48.5%
Non-Agency Residential Collateralized Mortgage Obligations	26.1%
US Government and Agency Obligations	8.1%
Non-Agency Commercial Mortgage Backed Obligations	7.2%
Asset Backed Obligations	4.3%
Collateralized Loan Obligations	3.2%
Short Term Investments	2.2%
Other Assets and Liabilities	0.4%

100.0%

FUTURES CONTRACTS

Description	Long/Short	Contract Quantity	Expiration Date	Notional Amount(1)	Unrealized Appreciation (Depreciation)/ Value
US Treasury Ultra Long Bond Future	Long	13,000	09/20/2023	$1,770,843,750	$20,490,190
10-Year US Treasury Ultra Note Future	Long	11,800	09/20/2023	1,397,562,500	(14,591,231)

					$5,898,959

(1)	Notional Amount is determined based on the number of contracts multiplied by the contract size and the quoted daily settlement price in US dollars.

Notes to Schedule of Investments

June 30, 2023 (Unaudited)

1.  Organization

DoubleLine Funds Trust, a Delaware statutory trust (the “Trust”), is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of 19 funds, DoubleLine Total Return Bond Fund, DoubleLine Core Fixed Income Fund, DoubleLine Emerging Markets Fixed Income Fund, DoubleLine Multi-Asset Growth Fund, DoubleLine Low Duration Bond Fund, DoubleLine Floating Rate Fund, DoubleLine Shiller Enhanced CAPE®, DoubleLine Flexible Income Fund, DoubleLine Low Duration Emerging Markets Fixed Income Fund, DoubleLine Selective Credit Fund, DoubleLine Long Duration Total Return Bond Fund, DoubleLine Strategic Commodity Fund, DoubleLine Global Bond Fund, DoubleLine Infrastructure Income Fund, DoubleLine Shiller Enhanced International CAPE®, DoubleLine Real Estate and Income Fund (formerly known as DoubleLine Colony Real Estate and Income Fund), DoubleLine Emerging Markets Local Currency Bond Fund, DoubleLine Income Fund and DoubleLine Multi-Asset Trend Fund (each, a “Fund” and, collectively, the “Funds”).

Each Fund is classified as a diversified fund under the 1940 Act, except the DoubleLine Global Bond Fund and the DoubleLine Emerging Markets Local Currency Bond Fund, which are classified as non-diversified funds. Currently under the 1940 Act, a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation.

The Funds’ investment objectives and dates each share class commenced operations are as follows:

Commencement of Operations
Fund Name	Investment Objective	I Shares	N Shares	A Shares	R6 Shares
DoubleLine Total Return Bond Fund	Maximize total return	4/6/2010	4/6/2010	—	7/31/2019
DoubleLine Core Fixed Income Fund	Maximize current income and total return	6/1/2010	6/1/2010	—	7/31/2019
DoubleLine Emerging Markets Fixed Income Fund	Seek high total return from current income and capital appreciation	4/6/2010	4/6/2010	—	—
DoubleLine Multi-Asset Growth Fund (Consolidated)	Seek long-term capital appreciation	12/20/2010	—	12/20/2010	—
DoubleLine Low Duration Bond Fund	Seek current income	9/30/2011	9/30/2011	—	7/31/2019
DoubleLine Floating Rate Fund	Seek a high level of current income	2/1/2013	2/1/2013	—	—
DoubleLine Shiller Enhanced CAPE®	Seek total return which exceeds the total return of its benchmark index	10/31/2013	10/31/2013	—	7/31/2019
DoubleLine Flexible Income Fund	Seek long-term total return while striving to generate current income	4/7/2014	4/7/2014	—	7/31/2019
DoubleLine Low Duration Emerging Markets Fixed Income Fund	Seek long-term total return	4/7/2014	4/7/2014	—	—
DoubleLine Long Duration Total Return Bond Fund	Seek long-term total return	12/15/2014	12/15/2014	—	—
DoubleLine Strategic Commodity Fund (Consolidated)	Seek long-term total return	5/18/2015	5/18/2015	—	—
DoubleLine Global Bond Fund	Seek long-term total return	12/17/2015	12/17/2015	—	—
DoubleLine Infrastructure Income Fund	Seek long-term total return while striving to generate current income	4/1/2016	4/1/2016	—	—
DoubleLine Shiller Enhanced International CAPE®	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/23/2016	12/23/2016	—	—
DoubleLine Real Estate and Income Fund	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/17/2018	12/17/2018	—	—
DoubleLine Emerging Markets Local Currency Bond Fund	Seek high total return from current income and capital appreciation	6/28/2019	6/28/2019	—	—
DoubleLine Income Fund	Maximize total return through investment principally in income-producing securities	9/3/2019	9/3/2019	—	—
DoubleLine Multi-Asset Trend Fund (Consolidated)	Seek total return (capital appreciation and current income) which exceeds the total return of its benchmark index over a full market cycle	2/26/2021	2/26/2021	—	—

2.  Significant Accounting Policies

Each Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services— Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Funds have adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities
•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data
•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Valuations for domestic and foreign fixed income securities are normally determined on the basis of evaluations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by each Fund and its Valuation Designee (as defined below) in calculating each Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, each Fund has designated its primary investment adviser, either DoubleLine Capital LP (“DoubleLine Capital”) or DoubleLine Alternatives LP (“DoubleLine Alternatives”) (each, an “Adviser” and collectively, the “Advisers”), as applicable, as the “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. Each Adviser, as Valuation Designee, is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of June 30, 2023:

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund
Investments in Securities
Level 1
Short Term Investments	$743,285,139	$70,164,249	$409	$1,187,640	$47,188,971	$12,206,116
Affiliated Mutual Funds	—	437,786,179	—	3,895,974	—	—
Warrants	—	12,821	—	—	—	—
Exchange Traded Funds	—	—	—	2,656,181	—	—
Real Estate Investment Trusts	—	—	—	370,920	—	—
Total Level 1	743,285,139	507,963,249	409	8,110,715	47,188,971	12,206,116
Level 2
US Government and Agency Mortgage Backed Obligations	16,358,909,639	1,368,227,413	—	1,664,735	182,006,206	—
Non-Agency Residential Collateralized Mortgage Obligations	8,593,111,428	802,348,123	—	4,119,736	785,718,277	—
US Government and Agency Obligations	2,731,998,533	1,487,527,395	—	—	1,123,285,902	—
Non-Agency Commercial Mortgage Backed Obligations	2,422,470,422	376,189,783	—	—	853,581,186	—
Asset Backed Obligations	1,407,932,715	254,447,255	—	—	349,440,256	—
Collateralized Loan Obligations	1,076,680,500	252,543,724	—	—	991,277,486	—
US Corporate Bonds	—	1,096,145,263	—	—	400,904,115	8,393,243
Foreign Corporate Bonds	—	414,228,831	358,332,901	—	479,968,999	680,859
Bank Loans	—	239,377,235	—	—	244,160,277	175,103,359
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	93,359,483	161,710,642	—	147,740,468	—
Short Term Investments	—	79,264,141	—	4,332,909	403,656,258	—
Municipal Bonds	—	5,592,029	—	—	—	—
Escrow Notes	—	3,187	—	—	—	—
Total Level 2	32,591,103,237	6,469,253,862	520,043,543	10,117,380	5,961,739,430	184,177,461
Level 3
Non-Agency Residential Collateralized Mortgage Obligations	199,376,020	742,273	—	—	—	—
Asset Backed Obligations	49,505,611	6,222,149	—	—	24,755,000	—
Collateralized Loan Obligations	485,088	691,241	—	76,100	—	—
Bank Loans	—	488,086	—	—	—	390,851
Common Stocks	—	343,480	—	—	—	1,584
Rights	—	18,624	—	—	—	—
Escrow Notes	—	—	—	—	—	—
Foreign Corporate Bonds	—	—	—	—	—	—
Total Level 3	249,366,719	8,505,853	—	76,100	24,755,000	392,435
Total	$33,583,755,095	$6,985,722,964	$520,043,952	$18,304,195	$6,033,683,401	$196,776,012
Other Financial Instruments
Level 1
Futures Contracts	$5,898,959	$532,514	$—	$(40,078)	$—	$—
Total Level 1	5,898,959	532,514	—	(40,078)	—	—
Level 2
Excess Return Swaps	—	—	—	862,413	—	—
Unfunded Loan Commitments	—	(49,110)	—	—	—	(30,085)
Total Level 2	—	(49,110)	—	862,413	—	(30,085)
Level 3	—	—	—	—	—	—
Total	$5,898,959	$483,404	$—	$822,335	$—	$(30,085)

Category	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund
Investments in Securities
Level 1
Short Term Investments	$132,400,389	$13,914,606	$1,205,846	$2,138,559	$5,147,280	$2,671,836
Warrants	—	1,445	—	—	—	—
Total Level 1	132,400,389	13,916,051	1,205,846	2,138,559	5,147,280	2,671,836
Level 2
Collateralized Loan Obligations	741,476,270	168,073,281	—	—	—	—
US Government and Agency Obligations	714,710,521	19,273,242	—	8,545,031	—	49,111,670
Non-Agency Commercial Mortgage Backed Obligations	497,628,997	88,173,507	—	—	—	—
Non-Agency Residential Collateralized Mortgage Obligations	475,193,894	151,327,903	—	—	—	—
Asset Backed Obligations	288,972,044	39,690,566	—	—	—	—
US Corporate Bonds	265,721,495	33,813,045	—	—	—	—
Bank Loans	238,058,965	63,700,277	—	—	—	—
Foreign Corporate Bonds	222,952,472	53,703,788	133,682,872	—	—	—
Short Term Investments	212,480,039	120,151,875	—	—	154,994,653	2,349,983
US Government and Agency Mortgage Backed Obligations	107,340,940	79,379,105	—	39,792,261	—	—
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	35,503,436	20,298,590	39,435,739	—	—	86,292,910
Escrow Notes	—	752	—	—	—	—
Total Level 2	3,800,039,073	837,585,931	173,118,611	48,337,292	154,994,653	137,754,563
Level 3
Non-Agency Commercial Mortgage Backed Obligations	5,237,668	1,787,322	—	—	—	—
Non-Agency Residential Collateralized Mortgage Obligations	2,724,740	6,927,039	—	—	—	—
Bank Loans	$—	$106,723	$—	$—	$—	$—
Foreign Corporate Bonds	—	—	—	—	—	—
Asset Backed Obligations	—	4,281,593	—	—	—	—
Collateralized Loan Obligations	—	2,979,192	—	—	—	—
Common Stocks	—	82,378	—	—	—	—
Rights	—	4,464	—	—	—	—
Escrow Notes	—	—	—	—	—	—
Total Level 3	7,962,408	16,168,711	—	—	—	—
Total	$3,940,401,870	$867,670,693	$174,324,457	$50,475,851	$160,141,933	$140,426,399
Other Financial Instruments
Level 1
Futures Contracts	$—	$—	$—	$608,744	$—	$—
Total Level 1	—	—	—	608,744	—	—
Level 2
Excess Return Swaps	287,764,035	—	—	—	4,299,150	—
Unfunded Loan Commitments	—	(12,251)	—	—	—	—
Total Level 2	287,764,035	—	—	—	4,299,150	—
Level 3	—	—	—	—	—	—
Total	$287,764,035	$(12,251)	$—	$608,744	$4,299,150	$—

Category	DoubleLine Infrastructure Income Fund	DoubleLine Shiller Enhanced International CAPE®	Doubleline Real Estate and Income Fund	Doubleline Emerging Markets Local Currency Bond Fund	Doubleline Income Fund	DoubleLine Multi-Asset Trend Fund (Consolidated)
Investments in Securities
Level 1
Short Term Investments	$425,186	$2,601,552	$211,317	$88,053	$504,091	$750,198
Affiliated Mutual Funds	—	3,024,971	—	—	—	9,730,063
Total Level 1	425,186	5,626,523	211,317	88,053	504,091	10,480,261
Level 2
US Corporate Bonds	152,481,698	3,634,922	2,724,698	—	—	—
Asset Backed Obligations	136,326,006	1,750,290	—	—	1,038,464	—
Foreign Corporate Bonds	40,997,472	2,663,843	541,282	2,193,850	—	—
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	6,662,708	313,995	—	8,243,312	—	—
Collateralized Loan Obligations	—	8,740,203	2,272,386	—	12,394,083	—
US Government and Agency Obligations	—	8,515,329	2,359,986	—	2,269,912	1,457,085
Non-Agency Residential Collateralized Mortgage Obligations	—	6,460,909	—	—	15,319,956	—
Non-Agency Commercial Mortgage Backed Obligations	—	6,447,223	2,077,996	—	9,275,627	—
Short Term Investments	$—	$5,911,205	$877,989	$—	$—	$986,504
US Government and Agency Mortgage Backed Obligations	—	1,100,872	—	—	3,354,102	—
Total Level 2	336,467,884	45,538,791	10,854,337	10,437,162	43,652,144	2,443,589
Level 3
Foreign Corporate Bonds	2,041,447	—	—	—	—	—
Asset Backed Obligations	952,148	—	—	—	2,134,102	—
Total Level 3	2,993,595	—	—	—	2,134,102	—
Total	$339,886,665	$51,165,314	$11,065,654	$10,525,215	$46,290,337	$12,923,850
Other Financial Instruments
Level 1	$—	$—	$—	$—	$—	$—
Level 2
Excess Return Swaps	—	1,836,034	(1,712,206)	—	—	170,726
Forward Currency Exchange Contracts	—	870,322	—	—	—	—
Total Level 2	—	2,706,356	(1,712,206)	—	—	170,726
Level 3	—	—	—	—	—	—
Total	$—	$2,706,356	$(1,712,206)	$—	$—	$170,726

See the Schedules of Investments for further disaggregation of investment categories.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Flexible Income Fund	Fair Value as of March 31, 2023	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases (a)	Sales (b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of June 30, 2023	Net Change in Unrealized Appreciation (Depreciation) on securities held at June 30, 2023(c)
Investments in Securities
Non-Agency Residential Collateralized Mortgage Obligations	$7,119,685	$8,898	$(115,868)	$19,369	$—	$(105,045)	$—	$—	$6,927,039	$(115,362)
Asset Backed Obligations	8,405,530	(445,212)	(3,274,951)	—	175,850	(579,624)	—	—	4,281,593	(3,689,793)
Collateralized Loan Obligations	1,520,905	—	(74,625)	201	5,298	—	1,527,413	—	2,979,192	(70,611)
Non-Agency Commercial Mortgage Backed Obligations	983,389	1,686	34,100	1,807	—	(72,843)	839,183	—	1,787,322	18,208
Bank Loans	107,055	101	(1,259)	1,158	—	(332)	—	—	106,723	(1,155)
Common Stocks	290,300	(32,896)	9,485	—	—	(184,511)	—	—	82,378	(36,327)
Rights	6,138	—	(1,674)	—	—	—	—	—	4,464	(1,674)
Escrow Notes	—	—	—	—	—	—	—	—	—	—
Foreign Corporate Bonds	—	—	—	—	—	—	—	—	—	—
Warrants	—	—	—	—	—	—	—	—	—	—

Total	$18,433,002	$(467,423)	$(3,424,792)	$22,535	$181,148	$(942,355)	$2,366,596	$—	$16,168,711	$(3,826,103)

DoubleLine Income Fund	Fair Value as of March 31, 2023	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases (a)	Sales (b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of June 30, 2023	Net Change in Unrealized Appreciation (Depreciation) on securities held at June 30, 2023(c)
Investments in Securities
Asset Backed Obligations	$4,079,163	$(1,926,537)	$1,098,981	$(164)	$81,573	$(1,198,914)	$—	$—	$2,134,102	$(741,465)

(a)	Purchases include all purchases of securities, payups and corporate actions.
(b)	Sales include all sales of securities, maturities, and paydowns.
(c)

Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at June 30, 2023 may be due to a security that was not held or categorized as Level 3 at either period end.

(d)

Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Flexible Income Fund	Fair Value as of June 30, 2023	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Non-Agency Residential Collateralized Mortgage Obligations	$6,927,039	Market Comparables	Market Quotes	$90.64 ($90.64)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Asset Backed Obligations	$4,281,593	Market Comparables	Market Quotes	$12.37 - $87.49 ($60.05)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Collateralized Loan Obligations	$2,979,192	Market Comparables	Market Quotes	$23.43 - $76.37 ($71.78)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	$1,787,322	Market Comparables	Market Quotes	$33.72 -$77.41 ($56.90)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Bank Loans	$106,723	Market Comparables	Market Quotes	$0.00 - $100.00 ($100.00)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Common Stocks	$82,378	Market Comparables	Market Quotes	$0.60 - $23.00 ($22.82)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Rights	$4,464	Market Comparables	Market Quotes	$4.75 - $7.25 ($6.26)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Escrow Notes	$—	Income Approach	Expected Value	$0.00 ($0.00)	Significant changes in the expected value would have resulted in direct changes in the fair value of the security
Foreign Corporate Bonds	$—	Market Comparables	EBITDA Multiples	5.5x (5.5x)	Significant changes in the EBITDA multiple would have resulted in direct changes in the fair value of the security
Warrants	$—	Intrinsic Value	Underlying Equity Price	$0.00 ($0.00)	Significant changes in the Underlying Equity Price would have resulted in direct changes in the fair value of the security

DoubleLine Income Fund	Fair Value as of June 30, 2023	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Asset Backed Obligations	$2,134,102	Market Comparables	Market Quotes	$12.37 - $4,604.87 ($1,793.51)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

(e)	Unobservable inputs were weighted by the relative fair value of the instruments.